                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2003
ANNUAL REPORT

STOCK
FUNDS

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON
JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                                 1
Report of Independent Auditors                         29

SECTOR FUNDS                                           30
    Schedule of Investments                            36
    Statements of Assets and Liabilities               37
    Statements of Operations                           38
    Statements of Changes in Net Assets                40
    Financial Highlights
INTERNATIONAL FUND                                     42
    Schedule of Investments                            45
    Statement of Assets and Liabilities                46
    Statement of Operations                            47
    Statements of Changes in Net Assets                48
    Financial Highlights
SMALL CAP FUNDS                                        50
    Schedule of Investments                            59
    Statements of Assets and Liabilities               60
    Statements of Operations                           61
    Statements of Changes in Net Assets                62
    Financial Highlights
MID CAP FUNDS                                          70
    Schedule of Investments                            77
    Statements of Assets and Liabilities               78
    Statements of Operations                           79
    Statements of Changes in Net Assets                80
    Financial Highlights
LARGE CAP FUNDS                                        82
    Schedule of Investments                            91
    Statements of Assets and Liabilities               92
    Statements of Operations                           93
    Statements of Changes in Net Assets                94
    Financial Highlights
GROWTH & INCOME FUNDS                                  98
    Schedule of Investments                           109
    Statements of Assets and Liabilities              110
    Statements of Operations                          111
    Statements of Changes in Net Assets               112
    Financial Highlights

Notes to Financial Statements                         114

Notice to Shareholders                                130

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS
IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  November 14, 2003


DEAR SHAREHOLDERS:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer                   /s/ Thomas S. Schreier, Jr.

VIRGINIA L. STRINGER                       THOMAS S. SCHREIER, JR.
CHAIRPERSON OF THE BOARD                   PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.      FIRST AMERICAN INVESTMENT FUNDS, INC.

REAL ESTATE SECURITIES FUND

Investment Objective: TO PROVIDE ABOVE-AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION

First American Real Estate Fund Class Y shares returned 26.19% for the fiscal year (Class A shares returned 25.83% at net asset value for the same period). By comparison, the Fund's benchmark, the Morgan Stanley REIT Index*, returned 25.11%.

Weakness in the U.S. economy was responsible for deterioration in real estate fundamentals, leading to a decrease in occupancy levels and rental rates for most property types during the fiscal year. Despite this deterioration, investors remained attracted to "hard assets" with attractive yields, such as real estate. This helped advance real estate securities prices as well as the performance of the Fund.

During the fiscal year, the Fund took a moderately defensive position and maintained its emphasis on high-quality stocks that have the potential for superior earnings growth. Overall, the Fund's holdings in the office, hotel, mall, shopping center, and industrial sectors were the top sector strategies that contributed to performance, while the diversified, specialty, and self-storage sectors detracted from performance.

The Fund's outperformance relative to the Morgan Stanley REIT Index was primarily due to its overweight positions in the regional mall and industrial sectors. Consumers, despite the general weakness in the economy, continued to spend during the fiscal year leading to outperformance in the regional mall sector relative to the benchmark. Additionally, the Fund's overweight position in the industrial sector proved beneficial as investors sought its defensive characteristics relative to the office and apartment sectors.

The Fund's position in Starwood Hotels & Resorts, the top-performing hotel in the hotel sector during the fiscal year, added to performance. Overweight positions relative to the Fund's benchmark in Chelsea Property Group, a factory outlet center owner, and General Growth Properties, a regional mall owner, also benefited performance. An underweight position in Equity Office Properties Trust, the nation's largest office building owner and manager, also contributed positively to performance.

Conversely, the Fund's underweight position in Equity Residential Properties Trust, the largest publicly traded owner and operator of multifamily residential properties, detracted from performance. Also detracting from performance was the Fund's overweight position in Prentiss Properties, an office property developer. Finally, the Fund's benchmark neutral position in Hospitality Properties Trust in the hotel sector hurt performance as this holding underperformed relative to the Fund's benchmark.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                              SINCE INCEPTION(4)
                                                             --------------------------------------------------
                                          1 YEAR    5 YEARS    6/30/1995    9/29/1995    2/1/2000     9/24/2001
Class A NAV                                25.83%     12.42%          --        12.37%          --          --
Class A POP                                18.88%     11.16%          --        11.58%          --          --
Class B NAV                                24.93%     11.59%          --        11.50%          --          --
Class B POP                                19.93%     11.33%          --        11.50%          --          --
Class C NAV                                24.88%        --           --           --        18.27%         --
Class C POP                                22.62%        --           --           --        17.94%         --
Class S                                    25.80%        --           --           --           --       20.31%
Class Y                                    26.19%     12.72%       12.94%          --           --          --
Morgan Stanley REIT Index(3)               25.11%     11.59%       12.14%       11.97%       15.07%      16.54%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

                   FIRST AMERICAN REAL ESTATE     FIRST AMERICAN REAL ESTATE
                 SECURITIES FUND, CLASS A NAV   SECURITIES FUND, CLASS A POP      MORGAN STANLEY REIT INDEX(3)
9/1995                                  10000                           9452                             10000
9/1996                                  11817                          11171                             11827
9/1997                                  16163                          15279                             16661
9/1998                                  14155                          13381                             14285
9/1999                                  13321                          12592                             13445
9/2000                                  16875                          15952                             16302
9/2001                                  18341                          17338                             18197
9/2002                                  20203                          19098                             19755
9/2003                                  25421                          24030                             24713

[CHART]

CLASS Y

                   FIRST AMERICAN REAL ESTATE
                     SECURITIES FUND, CLASS Y   MORGAN STANLEY REIT INDEX(3)
6/1995                                  10000                          10000
9/1995                                  10519                          10411
9/1996                                  12468                          12313
9/1997                                  17091                          17346
9/1998                                  15009                          14872
9/1999                                  14163                          13998
9/2000                                  17980                          16972
9/2001                                  19601                          18945
9/2002                                  21639                          20567
9/2003                                  27306                          25724

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index of the most actively traded real estate investment trusts.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

TECHNOLOGY FUND

Investment Objective: LONG-TERM GROWTH OF CAPITAL

First American Technology Fund Class Y shares returned 64.71% for the fiscal year (Class A shares returned 64.34% at net asset value for the same period). By comparison, the Fund's benchmark, the Merrill Lynch 100 Technology Index*, returned 84.99%.

Economic and market conditions were generally positive during the fiscal year ended September 30, 2003. Given that the recession ended nearly a year ago and that inventories of technology components and production equipment were generally low, modest economic growth during the year had a significant impact on the profitability of many technology companies. However, anticipation of higher-than-normal technology profitability, reminiscent of the "bubble" period in the late 1990s, caused more volatile, lower-quality stocks to appreciate more rapidly than technology companies with proven business models and sustainable cash flows, such as those in which the Fund seeks to invest. This was the primary reason for the Fund's underperformance vs. its benchmark during fiscal 2003.

The Fund's strategy is to hold positions in companies that exhibit positive cash flow, a strong competitive position, strong and ongoing relationships with customers, above-average growth in revenues, and a sound balance sheet. Investments that met these requirements, and outperformed the benchmark, include Amkor, Chippac, Altiris, ATI Technologies, and Applied Films. However, these solid performers were offset by underperforming holdings in Monolithic Systems and Given Imaging, and by stocks in the benchmark that we didn't hold, including Corning, Seagate Technology, and Scientific-Atlanta.

The Fund benefited from its consistent underweight position in telecommunications equipment companies, which were relative underperformers during the year. It's worth noting, however, that many of the Internet stocks (e.g., Amazon.com, Yahoo, and eBay), which are in the Fund's benchmark, but which the Fund either owned briefly or not at all, were among the benchmark's best performers for the year. These names were among those that helped the benchmark outperform the Fund during the year.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                              SINCE INCEPTION(4)
                                                               -----------------------------------------------
                                          1 YEAR    5 YEARS     4/4/1994    8/15/1994     2/1/2000   9/24/2001
Class A NAV                                64.34%     -5.28%        5.41%          --           --          --
Class A POP                                55.29%     -6.35%        4.79%          --           --          --
Class B NAV                                62.95%     -6.00%          --         4.99%          --          --
Class B POP                                57.95%     -6.22%          --         4.99%          --          --
Class C NAV                                63.33%        --           --           --       -38.26%         --
Class C POP                                60.80%        --           --           --       -38.43%         --
Class S                                    63.64%        --           --           --           --        0.50%
Class Y                                    64.71%     -4.99%        5.66%          --           --         --
Merrill Lynch 100 Technology Index(3)      84.99%      4.89%       12.81%       12.65%      -23.52%       9.84%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CHART A

Technology Fund

                 FIRST AMERICAN TECHNOLOGY FUND,   FIRST AMERICAN TECHNOLOGY FUND,  MERRILL LYNCH 100 TECHNOLOGY
                                     CLASS A NAV                       CLASS A POP                      INDEX(3)
4/1995                                     10000                              9452                         10000
9/1994                                     11190                             10577                         10739
9/1994                                     18600                             17580                         16929
9/1996                                     22060                             20851                         19600
9/1997                                     25966                             24542                         25694
9/1998                                     21632                             20446                         24509
9/1999                                     49474                             46762                         51920
9/2000                                     89108                             84223                         88894
9/2001                                     14879                             14063                         25790
9/2002                                     10036                              9486                         17013
9/2003                                     16493                             15589                         31492

CLASS Y

               FIRST AMERICAN TECHNOLOGY FUND,        MERRILL LYNCH 100 TECHNOLOGY
                                       CLASS Y                            INDEX(3)
4/1995                                   10000                               10000
9/1996                                   11190                               10739
9/1997                                   18600                               16929
9/1998                                   22106                               19600
9/1999                                   26074                               25694
9/2000                                   21794                               24509
9/2001                                   50022                               51920
9/2002                                   90393                               88894
9/2003                                   15131                               25790
9/2003                                   10242                               17013
9/2003                                   16868                               31492

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     The Technology Fund's 1999 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the Fund invests may be subject to rapid obsolescence.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An equally weighted index of the 100 largest technology companies, as measured by market capitalization.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

INTERNATIONAL FUND

Investment Objective: LONG-TERM GROWTH OF CAPITAL

First American International Fund Class Y shares returned 22.97% for the fiscal year (Class A shares returned 22.65% at net asset value for the same period). By comparison, the Fund's benchmark, the MSCI EAFE Index*, returned 26.54%.

The Fund was positioned to benefit from anticipated economic and earnings growth during the fiscal year. To take advantage of this conviction, the Fund took an overweight position relative to its benchmark in the Asian markets as well as in the industrial and consumer discretionary sectors. Unfortunately, these economic and market conditions did not develop until midway through the second quarter of 2003, detracting from performance for the overall fiscal year.

The Fund's strategy is to hold securities that provide steady, sustainable earnings growth rates and that sell at a multiple lower than the average for that growth rate in the local market. While the managers of the Fund remained focused on the growth prospects of companies in 2004 and beyond, the market was preoccupied with shorter-term issues. Until the second quarter of 2003, investor confidence in growth-oriented companies and the quality of their longer-term earnings estimates was compromised by weak economic growth, tension in Iraq, banking and deflation concerns in Japan, Severe Acute Respiratory Syndrome
(SARS) in China and Southeast Asia, and higher oil prices. However, in the last two quarters of the fiscal year, general global stability increased and corporate earnings began to expand and exceed expectations. This environment was more favorable to the strategy of the Fund, providing better results for the second half of the fiscal year.

The Fund's underperformance for the year can also be attributed to stock selection in Europe, specifically in the European consumer discretionary sector (media, retailing, and consumer durables), with continental European growth still quite slow. The Fund's Japanese financials sector exposure also diminished results. These disappointments were largely offset, however, by good relative returns from the Fund's exposures to the emerging markets, to the European financials sector, and to the Japanese consumer discretionary and information technology groups, which posted strong returns in the last two quarters of the fiscal year.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                     SINCE INCEPTION(4)
                                                                -------------------------------------------------------------
                                      1 YEAR       5 YEARS      4/4/1994     4/24/1994    5/2/1994     3/6/1995     9/24/2001
Class A NAV                           22.65%        1.83%          --            --         3.15%          --            --
Class A POP                           15.85%        0.68%          --            --         2.54%          --            --
Class B NAV                           21.75%        1.06%          --            --           --         3.37%           --
Class B POP                           16.75%        0.75%          --            --           --         3.37%           --
Class C NAV                           21.72%          --           --            --           --           --          1.89%
Class C POP                           19.54%          --           --            --           --           --          1.41%
Class S                               22.85%        1.80%          --          3.32%          --           --            --
Class Y                               22.97%        2.10%        3.55%           --           --           --            --
MSCI EAFE Index(3)                    26.54%        0.87%        2.50%         2.50%        2.58%        2.53%         3.55%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

              FIRST AMERICAN INTERNATIONAL FUND,   FIRST AMERICAN INTERNATIONAL FUND,
                                     CLASS A NAV                          CLASS A POP         MSCI EAFE INDEX(3)
 5/1994                                    10000                                 9452                      10000
11/1994                                     9778                                 9242                       9998
11/1995                                    10641                                10058                      10788
11/1996                                    11920                                11266                      12092
11/1997                                    12220                                11550                      12076
11/1998                                    14097                                13324                      14103
11/1999                                    19260                                18204                      17127
10/2000                                    18562                                17545                      16107
 9/2001                                    13365                                12632                      11830
 9/2002                                    10921                                10322                      10024
 9/2003                                    13394                                12660                      12684

[CHART]

CLASS Y

              FIRST AMERICAN INTERNATIONAL FUND,
                                         CLASS Y                   MSCI EAFE INDEX(3)
 4/1994                                    10000                                10000
11/1994                                     9924                                 9943
11/1995                                    10807                                10729
11/1996                                    12147                                12025
11/1997                                    12497                                12010
11/1998                                    14458                                14025
11/1999                                    19817                                17032
10/2000                                    19167                                16017
 9/2001                                    13813                                11764
 9/2002                                    11320                                 9968
 9/2003                                    13920                                12614

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On July 1, 2001, Clay Finlay Inc. was hired as subadvisor to manage the Fund's assets. On September 24, 2001, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both subadvised by Clay Finlay Inc. Performance history prior to September 24, 2001, represents that of the Firstar International Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) The MSCI EAFE (Morgan Stanley Capital International, Europe, Australasia, Far East) Index is an unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP GROWTH OPPORTUNITIES FUND

Investment Objective: GROWTH OF CAPITAL

First American Small Cap Growth Opportunities Fund Class Y shares returned 58.74% for the fiscal year (Class A shares returned 58.37% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell 2000 Growth Index*, returned 41.72%.

After several years of a bear market, our outlook anticipated that fiscal stimulus and cheap valuations would combine to deliver positive investment returns. Therefore, the Fund was positioned to emphasize the technology and consumer discretionary sectors while limiting its relative exposure to more defensive sectors such as financials and healthcare. Our positioning proved successful, as the Fund outperformed its benchmark during the fiscal year ended September 30, 2003.

Throughout the course of the year, the Fund was skewed toward a smaller weighted average market capitalization relative to the Russell 2000 Growth Index. This proved to be the primary driver of outperformance relative to the Fund's benchmark. As the war in Iraq came to a close, the perceived risk within the stock market decreased, leading to an increase in the trading activity of smaller-cap stocks.

The smallest of these stocks proved to be the largest beneficiaries of these events. Additionally, several of the Fund's small-cap holdings were involved in merger and acquisition activity as they represented solid growth opportunity at an attractive price. Acquirers paid significant premiums for these companies, adding further to Fund performance.

The Fund benefited from a consistent overweight position in the technology sector, specifically in the semiconductor and semiconductor capital equipment industries, which significantly outperformed the market. The largest individual contributors to performance included Applied Films Corporation, Photon Dynamics, and Wabash National Corporation.

Our positions in the media and retail sectors had the largest negative impact on overall performance for the year. Individual positions with the largest negative contribution included 4Kids Entertainment, Array BioPharma, Inc., and Cosi. Among these securities, only 4Kids Entertainment remained in the Fund as of September 30, 2003.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                               SINCE INCEPTION(4)
                                                                -------------------------------------------------
                                      1 YEAR       5 YEARS      8/1/1995     3/1/1999    12/11/2000     9/24/2001
Class A NAV                           58.37%        28.42%       24.24%          --            --            --
Class A POP                           49.62%        26.96%       23.39%          --            --            --
Class B NAV                           57.21%           --           --        26.49%           --            --
Class B POP                           52.21%           --           --        26.30%           --            --
Class C NAV                           57.23%           --           --           --            --         15.05%
Class C POP                           54.65%           --           --           --            --         14.46%
Class S                               58.37%           --           --           --          3.40%           --
Class Y                               58.74%        28.76%       24.56%          --            --            --
Russell 2000 Growth Index(3)          41.72%         2.75%        2.62%       -0.54%        -6.37%         7.70%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

                        FIRST AMERICAN SMALL CAP GROWTH   FIRST AMERICAN SMALL CAP GROWTH
                        OPPORTUNITIES FUND, CLASS A NAV   OPPORTUNITIES FUND, CLASS A POP   RUSSELL 2000 GROWTH INDEX(3)
 8/1995                                           10000                              9452                         10000
10/1995                                           11100                             10492                          9870
10/1996                                           17137                             16197                         11120
10/1997                                           22240                             21021                         13415
10/1998                                           17411                             16456                         11241
10/1999                                           30736                             29051                         14471
10/2000                                           57608                             54450                         16754
 9/2001                                           45215                             42736                         10436
 9/2002                                           37151                             35114                          8498
 9/2003                                           58835                             55610                         11954

[CHART]

CLASS Y

                        FIRST AMERICAN SMALL CAP GROWTH
                            OPPORTUNITIES FUND, CLASS Y   RUSSELL 2000 GROWTH INDEX(3)
 8/1995                                           10000                         10000
10/1995                                           11110                          9870
10/1996                                           17189                         11120
10/1997                                           22366                         13415
10/1998                                           17555                         11241
10/1999                                           31083                         14471
10/2000                                           58403                         16754
 9/2001                                           45943                         10436
 9/2002                                           37848                          8498
 9/2003                                           60080                         11954

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On December 12, 2002, the Fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the Fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase.

    On September 24, 2001, the First American Small Cap Growth Opportunities Fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MicroCap Fund.

    The First American Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the Fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP SELECT FUND

Investment Objective: CAPITAL APPRECIATION

First American Small Cap Select Fund Class Y shares returned 36.18% for the fiscal year (Class A shares returned 35.96% at net asset value for the same period). By comparison, the Fund's benchmark, the S&P SmallCap 600 Index*, returned 26.86%.

Decreasing interest rates, rising housing values, inventory reductions, and personal income tax cuts offset concerns over the war in Iraq and provided a catalyst for economic and profit recovery during the fiscal year. In anticipation, the Fund took overweight positions in the information technology and consumer discretionary sectors as these sectors would benefit from increased corporate capital expenditures and consumer spending. The Fund took underweight positions in traditionally defensive sectors such as utilities and consumer staples, as they presented very few attractive investment opportunities. These strategies proved successful and were the primary drivers of outperformance relative to the Fund's benchmark.

Within the small-cap universe, micro-cap stocks (companies with market capitalizations ranging from approximately $23 million to $2.6 billion) dramatically outperformed small-caps overall as these issues were the biggest beneficiaries of increased liquidity in the small-cap universe. Broadly characterized as lower-quality companies due to business continuation risks during recessions, the micro-cap issues soared when the economy and stock market showed signs of life. While most of the micro-cap universe doesn't offer the characteristics we seek, select investments were made in the micro-cap sector when possible and contributed positively to performance.

During the first half of the fiscal year, the Fund increased its exposure to economically sensitive stocks, especially growth stocks. The majority of the opportunities fell within the information technology and consumer discretionary sectors. Individual stocks within the technology sector that were the biggest contributors to the Fund's return were Research in Motion (a provider of wireless solutions), Skyworks (a manufacturer of semiconductors for cellular phones) and Photon Dynamics (a manufacturer of flat panel screens). Within the consumer discretionary sector Navistar (a manufacturer of truck engines) and Cracker Barrel (a restaurant) were the biggest contributors to the Fund's performance.

Additionally, the Fund benefited from a large overweight in the energy sector in the first half of the year. Specifically, stocks that had exposure to the nation's natural gas supply shortage drove significant relative outperformance vs. the Fund's benchmark. Patterson UTI Energy (a manufacturer of land-based drilling rigs) and Ultra Petroleum (an exploration and production company) were the largest contributors to the Fund's performance within this sector.

Overall, there were no sectors that materially detracted from performance. Individual stocks that detracted from performance were spread across a number of sectors, with the biggest detractors falling in the technology sector. THQ (a software publisher and developer) and Integrated Device Technology (a manufacturer of semiconductors for telecommunications networking equipment) were the largest detractors in the technology sector. 4Kids Entertainment (a licensing agent) was the biggest detractor in the consumer discretionary sector.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                     SINCE INCEPTION(4)
                                                                             --------------------------------------
                                            1 YEAR    5 YEARS    10 YEAR     12/31/1993      3/6/1995     9/24/2001
Class A NAV                                  35.96%     13.16%      9.69%           --            --            --
Class A POP                                  28.50%     11.89%      9.07%           --            --            --
Class B NAV                                  34.88%     12.37%        --            --          8.80%           --
Class B POP                                  29.88%     12.12%        --            --          8.80%           --
Class C NAV                                  34.84%        --         --            --            --         14.20%
Class C POP                                  32.47%        --         --            --            --         13.63%
Class S                                      35.93%     13.21%        --          9.11%           --            --
Class Y                                      36.18%     13.47%      9.98%           --            --            --
S&P SmallCap 600 Index(3)                    26.86%     10.20%     10.11%        10.17%        11.79%        11.62%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

                 FIRST AMERICAN SMALL CAP SELECT FUND,    FIRST AMERICAN SMALL CAP SELECT FUND,
                                           CLASS A NAV                              CLASS A POP    S&P SMALLCAP 600 INDEX(3)
11/1993                                          10000                                     9452                        10000
11/1994                                          10737                                    10150                         9634
11/1994                                          13042                                    12329                        12617
11/1995                                          14132                                    13359                        15379
11/1996                                          16881                                    15958                        19153
11/1997                                          14486                                    13694                        18126
11/1999                                          16979                                    16051                        20030
10/2000                                          22014                                    20810                        24083
 9/2001                                          19233                                    18182                        21392
 9/2002                                          18357                                    17353                        21009
 9/2003                                          24957                                    23593                        26652

[CHART]

CLASS Y

                 FIRST AMERICAN SMALL CAP SELECT FUND,
                                               CLASS Y    S&P SMALLCAP 600 INDEX(3)
11/1993                                          10000                        10000
11/1994                                          10755                         9634
11/1994                                          13089                        12617
11/1995                                          14239                        15379
11/1996                                          17053                        19153
11/1997                                          14682                        18126
11/1999                                          17262                        20030
10/2000                                          22441                        24083
 9/2001                                          19638                        21392
 9/2002                                          18816                        21009
 9/2003                                          25624                        26652

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the First American Small Cap Select Fund became the successor by merger to the Firstar SmallCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar SmallCap Core Equity Fund. The Firstar SmallCap Core Equity Fund was organized on November 27, 2000, and prior to that, was a separate series of Mercantile Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SMALL CAP VALUE FUND

Investment Objective: CAPITAL APPRECIATION

First American Small Cap Value Fund Class Y shares returned 27.10% for the fiscal year (Class A shares returned 26.86% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell 2000 Value Index*, returned 31.66%.

After a modest early rally and a subsequent sell-off in the first half of the fiscal year ended September 30, 2003, equity markets began to rebound sharply in the fiscal third quarter in anticipation of stronger economic conditions and a recovery in corporate earnings. The Fund benefited from the particular strength in small-caps over the second half of the year. While they underperformed small-cap growth stocks, small-cap value stocks did perform better than most broad market measures, providing the Fund with strong absolute performance.

Fund performance relative to the benchmark lagged, with the Fund underweight in the two best performing sectors of the year, technology and telecommunications. The Fund's investment bias toward high-quality stocks also contributed to its relative underperformance as the market preferred riskier stocks, believing that an economic rebound would have a more profound effect on the more volatile companies. The Fund's performance relative to the benchmark was further hampered by lower exposure to stocks possessing dividend income, higher earnings variability, and price volatility. While the Fund does not attempt to time the market, a modest cash position in the Fund was also a drag on performance given the overall strength of the equity markets during the fiscal year.

The Fund benefited from an overweight position relative to its benchmark in the healthcare sector as strong earnings trends allowed the group to outperform the broader index. Additionally, the Fund benefited from an underweight position in consumer staples, a sector that underperformed given its less-cyclical nature. Lingering concerns about capacity and pricing in the basic materials sector also helped performance given the Fund's relatively small exposure in that sector.

Several individual stocks had a notable impact on Fund performance. The Fund's position in ITT Educational Services, a provider of technology-oriented post-secondary degree programs, outperformed the benchmark as enrollment trends increased. Similarly, strong disk drive markets aided the performance of Innovex, a stock that has recently been sold from the Fund for deviating from our valuation discipline. Budget concerns among government and public customers slowed growth at ProQuest (a provider of information and content to the library/education and automotive/power sports industries), the Fund's largest holding, causing the stock to fall. The general underperformance of defense and aerospace names, combined with the tragic space shuttle Columbia disaster, weighed on the shares of Alliant Techsystems, one of the Fund's largest holdings.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                       SINCE INCEPTION(4)
                                                                             --------------------------------------
                                            1 YEAR    5 YEARS    10 YEARS    11/24/1997      2/1/1999     9/24/2001
Class A NAV                                  26.86%      9.72%      11.56%           --            --            --
Class A POP                                  19.83%      8.49%      10.92%           --            --            --
Class B NAV                                  25.93%      8.85%         --          3.52%           --            --
Class B POP                                  20.93%      8.56%         --          3.42%           --            --
Class C NAV                                  25.94%        --          --            --          7.96%           --
Class C POP                                  23.58%        --          --            --          7.72%           --
Class S                                      26.79%        --          --            --            --         13.65%
Class Y                                      27.10%      9.99%      11.79%           --            --            --
Russell 2000 Value Index(3)                  31.66%     10.84%      11.29%         6.99%        10.14%        13.90%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

                  FIRST AMERICAN SMALL CAP VALUE FUND,     FIRST AMERICAN SMALL CAP VALUE FUND,
                                          CLASS A NAV                              CLASS A POP     RUSSELL 2000 VALUE INDEX(3)
9/1993                                          10000                                     9452                          10000
9/1994                                          10847                                    10247                          10200
9/1995                                          15324                                    14476                          11800
9/1996                                          17724                                    16743                          13070
9/1997                                          25130                                    23739                          18209
9/1998                                          18768                                    17729                          15544
9/1999                                          20855                                    19701                          16047
9/2000                                          25691                                    24270                          18026
9/2001                                          24057                                    22726                          18580
9/2002                                          23530                                    22228                          17928
9/2003                                          29849                                    28198                          23129

[CHART]

CLASS Y

                  FIRST AMERICAN SMALL CAP VALUE FUND,
                                               CLASS Y    RUSSELL 2000 VALUE INDEX(3)
9/1993                                           10000                          10000
9/1994                                           10847                          10200
9/1995                                           15254                          11800
9/1996                                           17794                          13070
9/1997                                           25278                          18209
9/1998                                           18932                          15544
9/1999                                           21082                          16047
9/2000                                           26050                          18026
9/2001                                           24421                          18580
9/2002                                           23975                          17928
9/2003                                           30471                          23129

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks have historically experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     Performance prior to August 1, 1994, is that of the Small Company Value Trust Fund, a predecessor collective trust fund. On August 1, 1994, substantially all of the assets of the Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On November 21, 1997, the First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000 index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

MID CAP GROWTH OPPORTUNITIES FUND

Investment Objective: CAPITAL APPRECIATION

First American Mid Cap Growth Opportunities Fund Class Y shares returned 27.63% for the fiscal year (Class A shares returned 27.33% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell Midcap Growth Index*, returned 38.89%.

The market's strong advance during the fiscal year ended September 30, 2003, was in direct response to an improving economic environment. This was particularly the case following the war in Iraq. The government passed tax concessions, and when combined with continued "cash-out" refinancing activity, the U.S. consumer had a dramatic increase in purchasing power. Increased consumer spending and a return of capital spending by corporations started to translate into higher corporate profits, and equities responded favorably.

During the past year, the Fund's benchmark changed from the S&P MidCap 400 Index to the Russell Midcap Growth Index. The Fund's benchmark changed as a result of the advisor's belief that the Russell Midcap Growth Index was a better measure of the Fund's investment objective-capital appreciation. This change led to a repositioning of the Fund relative to the Russell Midcap Growth Index as the Fund's previous benchmark, the S&P MidCap 400 Index, had significantly lower weightings in the healthcare, consumer discretionary, and technology sectors and significantly higher weightings in the financial, energy, and utility sectors.

The most significant factor in the Fund's underperformance, relative to the benchmark, was the underweight position in technology, the best performing equity sector during the fiscal year. Another sector that had a negative impact on performance was consumer discretionary. This negative impact was due to an overweight position in the media sector throughout the year, as well as poor stock selection within the sector. This included significant positions in Scholastic Corporation, Westwood One, and Catalina Marketing, which were all down for the year on disappointing fundamentals. Other companies in other sectors that detracted from performance were Arthur J Gallagher in financials, HealthSouth and Laboratory Corporation of America in healthcare, and SPX Corporation in industrials.

On the positive side, individual securities that contributed to performance were spread across a number of sectors. In healthcare, solid fundamentals drove strong returns in Gilead Sciences, Express Scripts, and Omnicare. Other strong performers included Iron Mountain, Career Education, Everest Re, and InterActive Corporation.

FIRST AMERICAN FUNDS ANNUAL REPORT 2003

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                            SINCE INCEPTION(5)
                                                                             -----------------------------------------------
                                            1 YEAR    5 YEARS    10 YEARS    1/9/1995    3/1/1999    12/11/2000    9/24/2001
Class A NAV                                  27.33%      7.79%         --       10.33%         --            --           --
Class A POP                                  20.33%      6.58%         --        9.62%         --            --           --
Class B NAV                                  26.37%        --          --          --        6.95%           --           --
Class B POP                                  21.37%        --          --          --        6.65%           --           --
Class C NAV                                  26.43%        --          --          --          --            --        10.06%
Class C POP                                  24.16%        --          --          --          --            --         9.50%
Class S                                      27.36%        --          --          --          --        -2.13%           --
Class Y                                      27.63%      8.05%       9.21%         --          --            --           --
Russell Midcap Growth Index(3)               38.89%      4.49%       8.50%       9.59%       0.11%      -10.48%         8.34%
S&P MidCap 400 Index(4)                      26.81%     11.96%      12.82%      14.93%       9.36%         0.65%        9.93%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

                   FIRST AMERICAN MID CAP       FIRST AMERICAN MID CAP
               GROWTH OPPORTUNITIES FUND,   GROWTH OPPORTUNITIES FUND,
                              CLASS A NAV                  CLASS A POP   RUSSELL MIDCAP GROWTH INDEX(3)   S&P MIDCAP 400 INDEX(4)
1/1995                              10000                         9452                            10000                     10000
9/1995                              12873                        12166                            12666                     12449
9/1996                              14453                        13658                            14940                     14608
9/1997                              17658                        16688                            18620                     19381
9/1998                              16615                        15702                            19093                     20681
9/1999                              16832                        15907                            26287                     25038
9/2000                              24783                        23421                            36455                     32962
9/2001                              19826                        18736                            18891                     27636
9/2002                              18510                        17493                            15969                     26338
9/2003                              23569                        22274                            22182                     33399

[CHART]

CLASS Y

                   FIRST AMERICAN MID CAP
               GROWTH OPPORTUNITIES FUND,
                                  CLASS Y   RUSSELL MIDCAP GROWTH INDEX(3)   S&P MIDCAP 400 INDEX(4)
10/1993                             10000                            10000                     10000
10/1994                             10277                            10256                     10238
10/1995                             12927                            12744                     12410
10/1996                             14554                            15032                     14563
10/1997                             17820                            18735                     19320
10/1998                             16811                            19210                     20616
10/1999                             17073                            26448                     24960
10/2000                             25199                            36679                     32860
 9/2001                             20199                            19007                     27550
 9/2002                             18902                            16067                     26256
 9/2003                             24134                            22319                     33295

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the First American Mid Cap Growth Opportunities Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Core Equity Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell Growth 1000 Index is an unmanaged index that measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

MID CAP VALUE FUND

Investment Objective: CAPITAL APPRECIATION

First American Mid Cap Value Fund Class Y shares returned 24.06% for the fiscal year (Class A shares returned 23.71% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell Midcap Value Index*, returned 28.30%.

Over the course of the fiscal year, the Fund was positioned to anticipate an economic recovery with larger-than-benchmark positions in economically sensitive sectors such as industrials and technology, and smaller-than-benchmark positions in more defensive sectors such as utilities, consumer staples, and aerospace and defense. As signs of an economic recovery presented themselves, the Fund participated in the market rally and showed solid absolute returns for the fiscal year, but underperformed its benchmark due to a lack of exposure to inexpensive, lower-quality stocks.

The strategy of the Fund management team is to seek stocks that are undervalued relative to other securities in the same market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. Overall, lower-quality, inexpensive stocks that did not exhibit these fundamental characteristics led the market rally over the course of the fiscal year, which resulted in the Fund's underperformance relative to the benchmark.

There were no holdings in the portfolio that experienced extreme negative performance. Stocks that the Fund did not own, but which were top-performing constituents of the Russell Mid Cap Value Index, caused the Fund's relative underperformance. For example, Delta Airlines was a holding in the portfolio. Because of the improving outlook for commercial airline travel the stock appreciated. However, the low-quality and potentially bankrupt candidates, American Airlines and Continental, both in the Fund's benchmark but not in the Fund at the beginning of the fiscal year, appreciated significantly more. Additionally, the Fund's cash position was kept low throughout the year, but still contributed to the Fund's relative underperformance.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                           SINCE INCEPTION(4)
                                                                             -----------------------------------------------
                                            1 YEAR    5 YEARS    10 YEARS    2/4/1994    8/15/1994     2/1/1999    9/24/2001
Class A NAV                                  23.71%      6.98%       8.86%         --           --           --           --
Class A POP                                  16.93%      5.77%       8.25%         --           --           --           --
Class B NAV                                  22.84%      6.24%         --          --         7.51%          --           --
Class B POP                                  17.84%      5.92%         --          --         7.51%          --           --
Class C NAV                                  22.84%        --          --          --           --         3.88%          --
Class C POP                                  20.65%        --          --          --           --         3.65%          --
Class S                                      23.81%        --          --          --           --           --        11.59%
Class Y                                      24.06%      7.27%         --        8.31%          --           --           --
Russell Midcap Value Index(3)                28.30%      8.42%      11.43%      11.85%       12.13%        6.65%       10.13%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

                  FIRST AMERICAN MID CAP VALUE FUND,     FIRST AMERICAN MID CAP VALUE FUND,
                                         CLASS A NAV                           CLASS A POP     RUSSELL MIDCAP VALUE INDEX(3)
9/1993                                         10000                                  9452                             10000
9/1994                                         11877                                 11224                             10102
9/1995                                         13377                                 12641                             12603
9/1996                                         16752                                 15831                             14588
9/1997                                         23441                                 22152                             20459
9/1998                                         16683                                 15766                             19700
9/1999                                         18023                                 17032                             21537
9/2000                                         20470                                 19344                             24336
9/2001                                         19363                                 18298                             24327
9/2002                                         18897                                 17858                             23000
9/2003                                         23378                                 22093                             29509

[CHART]

CLASS Y

                  FIRST AMERICAN MID CAP VALUE FUND,
                                        CLASS A POP     RUSSELL MIDCAP VALUE INDEX(3)
9/1994                                         10000                            10000
9/1994                                         10731                            10017
9/1995                                         12108                            12497
9/1996                                         15209                            14464
9/1997                                         21331                            20286
9/1998                                         15220                            19533
9/1999                                         16508                            21354
9/2000                                         18810                            24130
9/2001                                         17800                            24122
9/2002                                         17423                            22806
9/2003                                         21614                            29260

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

LARGE CAP GROWTH OPPORTUNITIES FUND

Investment Objective: LONG-TERM GROWTH OF CAPITAL

First American Large Cap Growth Opportunities Fund Class Y shares returned 19.78% for the fiscal year (Class A shares returned 19.50% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell 1000 Growth Index*, returned 25.92%.

During the fiscal year ended September 30, 2003, investors in general operated within an environment of recovery from the post-bubble economic downturn, a profit decline, and the fall of the stock market. Although this was temporarily interrupted by the war in Iraq, the Fund's returns recovered throughout the year.

During the past year, the Fund's benchmark changed from the S&P 500 Composite Index to the Russell 1000 Growth Index. The benchmark was changed to reflect the advisor's belief that the Russell 1000 Growth Index was a better measure of the Fund's investment objective, long-term growth of capital. This change led to a repositioning of the Fund relative to the Russell 1000 Growth Index as the Fund's previous benchmark, the S&P 500 Composite Index, had significantly lower weightings in the healthcare and technology sectors and significantly higher weightings in the financial, energy, and industrial sectors.

The Fund's underweight in the technology sector, the best performing sector during the fiscal year, and its overweight position in the financial sector were the primary drivers of underperformance relative to the Fund's benchmark. The Fund also underperformed its benchmark because it placed an emphasis on stocks that exhibit earnings momentum and low volatility. These stocks on average had larger capitalizations relative to the Fund's benchmark. In general, stocks within the Fund that exhibited these characteristics caused the Fund to underperform.

Apart from the broad sector and market-cap themes, several individual stocks had an important impact on our relative performance during the past year. On the negative side, large overweights relative to the Fund's benchmark in Baxter International, IDEC Pharmaceuticals, HCA, Autozone, and Clear Channel as well as large underweights in IBM, Merck, and Genentech hurt our relative performance. On the positive side, the Fund had large overweights in Apache Corp, Capital One Financial, Intel, Dollar General, Flextronics, and Gilead Sciences, all of which were strong performers during the year.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                          SINCE INCEPTION(5)
                                                                    -----------------------------------------------------------
                                    1 YEAR    5 YEARS   10 YEARS    12/29/1992    1/9/1995    3/1/1999   11/27/2000   9/24/2001
Class A NAV                          19.50%     -1.88%        --            --        6.92%         --           --          --
Class A POP                          12.85%     -2.98%        --            --        6.22%         --           --          --
Class B NAV                          18.58%        --         --            --          --       -7.00%          --          --
Class B POP                          13.58%        --         --            --          --       -7.34%          --          --
Class C NAV                          18.60%        --         --            --          --          --           --       -2.43%
Class C POP                          16.44%        --         --            --          --          --           --       -2.91%
Class S                              19.51%        --         --            --          --          --       -14.31%         --
Class Y                              19.78%     -1.62%        --          6.22%         --          --           --          --
Russell 1000 Growth Index(3)         25.92%     -2.46%      6.25%         7.83%       8.85%      -7.79%      -13.96%      -1.22%
S&P 500 Composite Index(4)           24.40%      1.00%     10.05%        10.09%      10.94%      -4.17%       -7.93%      -0.53%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

                 FIRST AMERICAN LARGO CAP     FIRST AMERICAN LARGO CAP
               GROWTH OPPORTUNITIES FUND,   GROWTH OPPORTUNITIES FUND,      RUSSELL 1000            S & P 500
                              CLASS A NAV                  CLASS A PDP   GROWTH INDEX(3)   COMPOSITE INDEX(4)
 1/1995                             10000                         9452             10000                10000
10/1995                             12347                        11666             12703                12603
10/1996                             14635                        13828             15287                15640
10/1997                             17753                        16774             19729                20662
10/1998                             21051                        19890             24365                25206
10/1999                             24823                        23453             32475                31676
10/2000                             29768                        28126             35337                33606
 9/2001                             19103                        18049             20061                24764
 9/2002                             15006                        14178             15413                19691
 9/2003                             17922                        16933             19194                24495

[CHART]

CLASS Y

               FIRST AMERICAN LARGE CAP GROWTH      RUSSELL 1000            S & P 500
                   OPPORTUNITIES FUND, CLASS Y   GROWTH INDEX(3)   COMPOSITE INDEX(4)

10/1993                                  10000             10000                10000
10/1994                                  10056             10536                10386
10/1995                                  12022             13613                13132
10/1996                                  14285             16615                16297
10/1997                                  17368             21678                21530
10/1998                                  20649             27020                26265
10/1999                                  24404             36273                33007
10/2000                                  29344             39658                35018
 9/2001                                  18868             22629                25805
 9/2002                                  14863             17536                20519
 9/2003                                  17803             22081                25524

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the First American Large Cap Growth Opportunities Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Core Equity Fund. Prior to January 10, 1995, the Firstar fund offered one class of shares to investors without a distribution or shareholder servicing fee. Performance presented prior to January 10, 1995, does not reflect these fees.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitilization, which represents approximately 98% of the investable U.S. equity market.

(4)  An unmanaged index of large-capitalization stocks.

(5) The performance since inception for each index is calculated from the month end following the inception of the class. Performance represents cumulative return since the Fund has been in operation less than one year.

LARGE CAP SELECT FUND

Investment Objective: CAPITAL APPRECIATION

First American Large Cap Select Fund Class Y shares returned 15.02% for the period starting January 31, 2003, and ending September 30, 2003 (Class A shares returned 14.91% at net asset value for the same period). By comparison, the Fund's benchmark, the S&P 500 Composite Index*, returned 17.80%.

First American Large Cap Select Fund was introduced on January 31, 2003, shortly before the mid-March bottom of the Fund's benchmark. During the period, the Fund had a generally cautious posture that emphasized higher-quality firms and defensive sectors that are inherently less sensitive to contraction.

This Fund combines the strategies of the First American Large Cap Growth Opportunities Fund and the First American Large Cap Value Fund, selecting companies based on a combination of both value and growth objectives. The Fund attempts to invest in the highest-quality companies found in the First American Large Cap Growth Opportunities Fund and the First American Large Cap Value Fund and to incorporate the sector strategies used by these funds. Overall, the Fund underperformed its benchmark because, like the First American Large Cap Growth Opportunities Fund and the First American Large Cap Value Fund, the Fund placed an emphasis on stocks that exhibit earnings momentum and low volatility. These stocks on average had larger capitalizations relative to the Fund's benchmark. In general, stocks within the Fund that exhibited these characteristics caused the Fund to underperform.

Three sectors were individually important in their effect on portfolio returns. Significant overweights in information technology and healthcare were favorable to the Fund during the year. However, an emphasis on energy stocks was ill-timed. On balance, sector allocations provided a slight benefit.

From an individual stock standpoint, PeopleSoft, Novellus, and Nokia were the biggest detractors of performance while Intel, Schlumberger, and Texas Instruments were the biggest contributors.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                              SINCE INCEPTION(4)
                                                              ------------------
                                                                   1/31/2003
Class A NAV                                                          14.91%
Class A POP                                                           8.61%
Class B NAV                                                          14.18%
Class B POP                                                           9.18%
Class C NAV                                                          14.27%
Class C POP                                                           8.00%
Class S                                                              14.76%
Class Y                                                              15.02%
S&P 500 Composite Index(3)                                           17.80%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

CLASS A

               FIRST AMERICAN LARGE CAP   FIRST AMERICAN LARGE CAP
               SELECT FUND, CLASS A NAV   SELECT FUND, CLASS A POP   S&P 500 COMPOSITE INDEX(4)
1/2003                            10000                       9452                        10000
9/2003                            11490                      10860                        11780

[CHART]

CLASS Y

               FIRST AMERICAN LARGE CAP
                   SELECT FUND, CLASS Y   S&P 500 COMPOSITE INDEX(4)
1/2003                            10000                        10000
9/2003                            11501                        11780

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance represents cumulative return as the Fund has been in operation less than one year.

LARGE CAP VALUE FUND

Investment Objective: PRIMARY-CAPITAL APPRECIATION; SECONDARY-CURRENT INCOME

First American Large Cap Value Fund Class Y shares returned 19.04% for the fiscal year (Class A shares returned 18.71% at net asset value for the same period). By comparison, the Fund's benchmark, the Russell 1000 Value Index*, returned 24.37%.

During the fiscal year ended September 30, 2003, investor sentiments shifted from fear of bear market-generated losses and economic recession to hope for both a market and economic recovery. Investors began to anticipate a rising economic tide and favored more volatile, lower-quality, and generally smaller companies that, in turn, led the market rebound.

The Large Cap Value Fund's investment strategy is to typically select companies that have a market capitalization of at least $3 billion at the time of purchase and that exhibit attractive valuations, good or improving fundamentals, and an identifiable catalyst that could close the gap between market value and fair value. However, the Fund underperformed its benchmark because it placed an emphasis on larger stocks relative to its benchmark, which exhibit earnings momentum and low volatility. In general, stocks within the Fund that exhibited these characteristics caused the Fund to underperform.

The sector weightings in the portfolio did not vary much from the benchmark weightings during the period. Positive relative performance from slight overweightings in the technology and healthcare sector was more than offset by the negative impact caused by a slight overweighting in the energy sector and a slight underweighting in the financial sector.

The largest contributors to performance relative to the Fund's benchmark in terms of individual stocks were Computer Associates, Caterpillar, and Eastman Kodak. The largest detractors from performance were Motorola, Ford, and British Petroleum.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                        SINCE INCEPTION(4)
                                                                            ---------------------------------------------
                                           1 YEAR    5 YEARS    10 YEARS    2/4/1994   8/15/1994    2/1/1999    9/24/2001
Class A NAV                                 18.71%      0.32%       8.03%         --          --          --           --
Class A POP                                 12.21%     -0.81%       7.42%         --          --          --           --
Class B NAV                                 17.83%     -0.43%         --          --        7.03%         --           --
Class B POP                                 12.83%     -0.70%         --          --        7.03%         --           --
Class C NAV                                 17.76%        --          --          --          --       -4.13%          --
Class C POP                                 15.58%        --          --          --          --       -4.33%          --
Class S                                     18.64%        --          --          --          --          --        -0.10%
Class Y                                     19.04%      0.58%         --        7.88%         --          --           --
Russell 1000 Value Index(3)                 24.37%      4.00%      10.37%      10.85%      11.15%       0.74%       -1.63%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

               FIRST AMERICAN LARGE CAP   FIRST AMERICAN LARGE CAP
                VALUE FUND, CLASS A NAV    VALUE FUND, CLASS A POP   RUSSELL 1000 VALUE INDEX(3)
9/1993                            10000                       9452                         10000
9/1994                            10836                      10241                          9929
9/1995                            13574                      12828                         12681
9/1996                            16818                      15894                         14957
9/1997                            23346                      22064                         21286
9/1998                            21298                      20128                         22051
9/1999                            25969                      24542                         26178
9/2000                            26207                      24768                         28512
9/2001                            22611                      21369                         25971
9/2002                            18231                      17229                         21570
9/2003                            21642                      20453                         26825

[CHART]

CLASS Y

               FIRST AMERICAN LARGE CAP
                    VALUE FUND, CLASS Y   RUSSELL 1000 VALUE INDEX(3)
2/1994                            10000                         10000
9/1994                            10170                          9935
9/1995                            12763                         12686
9/1996                            15867                         14963
9/1997                            22076                         21294
9/1998                            20206                         22059
9/1999                            24707                         26188
9/2000                            24995                         28523
9/2001                            21614                         25980
9/2002                            17471                         21585
9/2003                            20796                         26845

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

BALANCED FUND

Investment Objective: MAXIMIZE TOTAL RETURN (CAPITAL APPRECIATION PLUS INCOME)

First American Balanced Fund Class Y shares returned 15.35% for the fiscal year (Class A shares returned 14.98% at net asset value for the same period). By comparison, the Fund's benchmarks, the Russell 3000 Index* and the Lehman Aggregate Bond Index*, returned 25.92% and 5.41%, respectively. Over the long term, the Fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

Among market factors impacting performance during the fiscal year ended September 30, 2003, the most important was the return of rally conditions in the stock market in the second half of the year. This coincided with the start of the war in Iraq, as investors acted on expectations of a brief conflict. Since then, the rally has been sustained by signs of global economic recovery and expectations of improved corporate earnings.

Prior to the second half, stocks followed a strong start to the year with several months of falling prices as investors showed concern about the sustainability of the economic recovery. These concerns helped push bond yields to low levels during the second half of the period, where they more or less stayed until late in the year, resulting in positive returns for investment-grade bonds. Significant volatility in the bond market has recently returned, as investors gain confidence in the equity market.

As a balanced, broadly diversified portfolio, the Fund was buoyed by its bond positions when stocks were falling early in the year and then boosted by its majority position in stocks later in the year. During the fourth quarter of the fiscal year, the Fund's normal allocation of approximately 60% stocks was increased to as much as 65%, thereby enabling the Fund to benefit from outperformance in the equity market. Throughout the year, allocation decisions of this type added to the Fund's return.

The stocks of larger companies in general had the most impact on the Fund's return during the period, as they demonstrated strong performance on average and made up a large allocation of the Fund's assets. Because the Fund is managed to maintain exposure to a broadly diversified portfolio of domestic equities, the Fund's performance was also impacted by the strong returns of smaller stocks.

The information technology sector generally staged a strong recovery during fiscal year 2003. Shares of companies in this sector were especially strong contributors to the Fund. Shares of companies in the consumer staples sector and energy sector provided returns that, while positive on average, were relatively weak contributors to the Fund's 2003 return.

The Fund experienced higher turnover in fiscal year 2003 due to a midyear restructuring of the equity portfolio. This restructuring was intended to better address the equity portion of the Fund's blended benchmark, the Russell 3000 Stock Index, which spans large, midsize, and small companies. The transition required selling of large numbers of existing holdings and purchasing similar numbers of replacement holdings, resulting in turnover higher in fiscal year 2003 than in previous years.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                         SINCE INCEPTION(5)
                                                                            ---------------------------------------------
                                           1 YEAR    5 YEARS    10 YEARS    1/9/1995    3/1/1999   11/27/2000   9/24/2001
Class A NAV                                 14.98%      2.34%         --        7.66%         --           --          --
Class A POP                                  8.63%      1.19%         --        6.96%         --           --          --
Class B NAV                                 14.25%        --          --          --        0.03%          --          --
Class B POP                                  9.25%        --          --          --       -0.30%          --          --
Class C NAV                                 14.24%        --          --          --          --           --        2.03%
Class C POP                                 12.03%        --          --          --          --           --        1.54%
Class S                                     15.08%        --          --          --          --        -3.97%         --
Class Y                                     15.35%      2.62%       6.68%         --          --           --          --
Russell 3000 Index(3)                       25.92%      1.93%       9.68%      10.72%      -2.07%       -6.63%       1.10%
Lehman Aggregate Bond Index(4)               5.41%      6.63%       6.92%       8.14%       7.42%        8.61%       6.99%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

                      FIRST AMERICAN BALANCED   FIRST AMERICAN BALANCE                          LEHMAN AGGREGATE BOND
                            FUND, CLASS A NAV        FUND, CLASS A POP  RUSSELL 3000 INDEX(3)                INDEX(4)
 1/1995                                 10000                     9452                  10000                   10000
10/1995                                 12197                    11522                  12386                   11288
10/1996                                 13707                    12949                  14824                   11948
10/1997                                 16182                    15287                  19171                   13010
10/1998                                 17578                    16606                  22000                   14225
10/1999                                 18541                    17516                  27096                   14300
10/2000                                 22152                    20926                  29359                   15345
 9/2001                                 18380                    17363                  21215                   17218
 9/2002                                 16561                    15645                  16963                   18699
 9/2003                                 19042                    17989                  20976                   19710

[CHART]

CLASS Y

                      FIRST AMERICAN BALANCED                           LEHMAN AGGREGATE BOND
                                FUND, CLASS Y  RUSSELL 3000 INDEX(3)                 INDEX(4)
10/1993                                 10000                  10000                    10000
10/1994                                  9910                  10014                     9633
10/1995                                 11872                  12316                    11140
10/1996                                 13361                  14741                    11792
10/1997                                 15819                  19063                    12840
10/1998                                 17219                  21877                    14039
10/1999                                 18233                  26944                    14114
10/2000                                 21860                  29193                    15144
 9/2001                                 18182                  21096                    16994
 9/2002                                 16410                  16867                    18454
 9/2003                                 18929                  20858                    19453

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On September 24, 2001, the First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to September 24, 2001, represents that of Firstar Balanced Growth Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitilization, which represents approximately 98% of the investable U.S. equity market.

(4) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

(5) The performance since inception for each index is calculated from the month end following the inception of the class.

EQUITY INCOME FUND

Investment Objective: LONG-TERM GROWTH OF CAPITAL AND INCOME

First American Equity Income Fund Class Y shares returned 23.20% for the fiscal year (Class A shares returned 22.81% at net asset value for the same period). By comparison, the Fund's benchmark index, the S&P 500 Composite Index*, returned 24.40%.

Investor expectations shifted from the fear of possible deflation and a double-dip recession at the beginning of the period to the expectation of a meaningful economic recovery by year-end. The Fund benefited from anticipation of this change in perception and was positioned for an economic recovery.

The Fund is generally expected to lag the benchmark during a strongly rising stock market (and hold up better during a falling stock market) because it invests primarily in dividend-paying stocks, which typically behave in that fashion. However, during late 2002 and early 2003, the Fund opportunistically increased exposure to sectors and individual dividend-paying stocks that were expected to perform well in a rising stock market. As a result, the Fund's volatility relative to the market was raised significantly. This helped it keep pace with the benchmark during the market rebound.

The Fund benefited from increasing exposure to the technology sector during the year. Standout performers included SAP, Lucent Technology convertible preferred stock, Qualcomm, Hewlett Packard, IBM, Intel, Texas Instruments, and Electronic Data Systems. The Fund's significant holdings in market-sensitive companies within the financials sector enhanced performance, with strong contributions from Merrill Lynch, JP Morgan, Legg Mason, American Express, and Morgan Stanley Dean Witter. Above-average exposure to property and casualty insurance companies Chubb, Hartford Financial, and St. Paul Companies also helped performance. Maintaining an underexposed position in the consumer staples and healthcare sectors aided Fund results as performance by these two sectors significantly lagged that of the general market.

The Fund's modestly overweight position in the energy sector lagged the benchmark during the fiscal year. The main detractors in this sector were Amerada Hess, Royal Dutch, and British Petroleum. Additionally, while a slight overweight relative to the Fund's benchmark in consumer staples helped performance, stock selection in the sector more than offset the positive allocation effect. Cadbury Schweppes, Newell Rubbermaid, Kimberly-Clark, and Kraft were the main detractors from performance in the consumer staples sector.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                         SINCE INCEPTION(4)
                                                                            ---------------------------------------------
                                           1 YEAR    5 YEARS    10 YEARS    8/2/1994   8/15/1994     2/1/1999   9/24/2001
Class A NAV                                 22.81%      3.00%       9.04%         --          --           --          --
Class A POP                                 16.14%      1.84%       8.42%         --          --           --          --
Class B NAV                                 21.97%      2.27%         --          --        8.67%          --          --
Class B POP                                 16.97%      2.00%         --          --        8.67%          --          --
Class C NAV                                 21.95%        --          --          --          --        -0.12%         --
Class C POP                                 19.69%        --          --          --          --        -0.34%         --
Class S                                     22.91%        --          --          --          --           --        1.82%
Class Y                                     23.20%      3.27%         --        9.68%         --           --          --
S&P 500 Composite Index(3)                  24.40%      1.00%      10.05%      10.37%      10.37%       -3.88%      -0.55%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

CLASS A

                         FIRST AMERICAN EQUITY     FIRST AMERICAN EQUITY
                      INCOME FUND, CLASS A NAV  INCOME FUND, CLASS A POP  S&P 500 COMPOSITE INDEX(3)
9/1993                                   10000                      9452                       10000
9/1994                                   10490                      9908                       10369
9/1995                                   12384                     11698                       13453
9/1996                                   14416                     13618                       16188
9/1997                                   18909                     17862                       22735
9/1998                                   20493                     19358                       24792
9/1999                                   22489                     21243                       31685
9/2000                                   24987                     23603                       35895
9/2001                                   24014                     22684                       26399
9/2002                                   19320                     18250                       20943
9/2003                                   23752                     22436                       26052

[CHART]

CLASS Y

                         FIRST AMERICAN EQUITY
                          INCOME FUND, CLASS Y  S&P 500 COMPOSITE INDEX(3)
8/1994                                   10000                      10000
9/1994                                   10045                       9756
9/1995                                   11877                      12657
9/1996                                   13871                      15231
9/1997                                   18234                      21391
9/1998                                   19848                      23325
9/1999                                   21853                      29806
9/2000                                   24358                      33765
9/2001                                   23455                      24777
9/2002                                   18924                      19704
9/2003                                   23314                      24512

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

     On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS September 30, 2003


   To the Shareholders and Board of Directors
   First American Investment Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Real Estate Securities, Technology, International, Small Cap Growth Opportunities (formerly Micro
   Cap), Small Cap Select (formerly Small Cap Core), Small Cap Value, Mid Cap Growth Opportunities (formerly Mid Cap Core), Mid Cap Value, Large Cap Growth Opportunities (formerly Large Cap Core), Large Cap Select, Large Cap Value, Balanced, and Equity Income Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2003, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein, except as noted below. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the International, Small Cap Growth Opportunities, Small Cap Select, Mid Cap Growth Opportunities and Balanced Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2000, expressed unqualified opinions on those financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the Funds listed above of First American Investment Funds, Inc. at September 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

   Minneapolis, Minnesota
   November 7, 2003

SCHEDULE OF INVESTMENTS September 30, 2003

REAL ESTATE SECURITIES FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
REAL ESTATE INVESTMENT TRUSTS - 97.0%
DIVERSIFIED - 4.5%
Cousins Properties                                                            61,900   $       1,718
St Joe                                                                        73,900           2,371
Vornado Realty Trust                                                         142,510           6,846
                                                                                       -------------
                                                                                              10,935
                                                                                       -------------
FINANCIAL SERVICES - 2.5%
Anthracite Capital                                                           197,930           1,910
Istar Financial                                                               24,790             966
Newcastle Investment                                                         135,130           3,107
Newcastle Investment Holdings (a) (b)                                         35,000             175
                                                                                       -------------
                                                                                               6,158
                                                                                       -------------
HEALTH CARE - 0.4%
Senior Housing Properties Trust                                               62,220             896
                                                                                       -------------
HOTELS - 8.3%
Ashford Hospitality Trust*                                                   118,320           1,061
Equity Inns                                                                  128,100             965
Fairmont Hotels & Resorts                                                     74,700           1,923
Hilton Hotels                                                                126,000           2,044
Host Marriott*                                                               474,680           5,093
Innkeepers USA Trust                                                          83,200             724
La Quinta*                                                                   201,320           1,254
Lasalle Hotel Properties                                                      76,190           1,320
Starwood Hotels & Resorts Worldwide                                          120,700           4,200
Winston Hotels                                                               150,000           1,365
                                                                                       -------------
                                                                                              19,949
                                                                                       -------------
OFFICE/INDUSTRIAL - 29.6%
Alexandria Real Estate Equities                                               67,630           3,248
AMB Property                                                                 116,250           3,582
Boston Properties                                                            123,270           5,359
Brookfield Properties                                                        100,800           2,369
CarrAmerica Realty Trust                                                      66,350           1,981
Catellus Development*                                                        100,860           2,466
Crescent Real Estate                                                          73,660           1,068
Duke Realty Investments                                                      206,490           6,029
EastGroup Properties                                                          78,820           2,190
Equity Office Properties Trust                                               188,173           5,180
HRPT Properties                                                              171,400           1,567
Keystone Property Trust                                                       46,200             936
Kilroy Realty                                                                114,980           3,283
Liberty Property                                                              92,950           3,437
Maguire Properties                                                            85,000           1,742
Parkway Properties                                                            48,730           2,129
Prentiss Properties Trust                                                    122,600           3,801
Prologis                                                                     305,120           9,230
PS Business Parks                                                             71,000           2,680
Reckson Associates Realty                                                     71,600           1,655
SL Green Realty                                                              104,190           3,762
Trizec Properties                                                            269,470           3,304
                                                                                       -------------
                                                                                              70,998
                                                                                       -------------
MANUFACTURED HOMES - 0.8%
Manufactured Home Communities                                                 25,680           1,006
Sun Communities                                                               20,430             805
                                                                                       -------------
                                                                                               1,811
                                                                                       -------------
RESIDENTIAL - 21.3%
AMLI Residential Properties Trust                                             86,130   $       2,257
Apartment Investment & Management                                            121,400           4,778
Archstone-Smith Trust                                                        249,130           6,572
AvalonBay Communities                                                         40,000           1,872
Boardwalk Equities                                                           306,000           3,504
BRE Properties, Cl A                                                          50,000           1,649
Camden Property Trust                                                         86,930           3,341
Equity Residential Properties Trust                                          305,210           8,937
Essex Property Trust                                                          87,740           5,502
Gables Residential Trust                                                      75,480           2,439
Home Properties of New York                                                   93,900           3,681
Mid-America Apartment Communities                                             71,960           2,172
Summit Properties                                                             97,030           2,204
United Dominion Realty Trust                                                 121,290           2,221
                                                                                       -------------
                                                                                              51,129
                                                                                       -------------
RETAIL/MALLS - 25.8%
Acadia Realty Trust                                                          314,680           3,455
CBL & Associates Properties                                                   91,600           4,571
Chelsea Property Group                                                       105,500           5,053
Developers Diversified                                                       123,203           3,680
Equity One                                                                    61,860           1,052
Federal Realty Investment Trust                                              109,430           4,034
General Growth Properties                                                     95,000           6,811
Kimco Realty                                                                 178,145           7,299
Mills                                                                        108,300           4,262
Pan Pacific Retail Properties                                                 52,500           2,257
Regency Centers                                                              122,530           4,515
Rouse                                                                        141,210           5,888
Simon Property Group                                                         184,080           8,022
Taubman Centers                                                               50,000             980
                                                                                       -------------
                                                                                              61,879
                                                                                       -------------
SELF STORAGE - 1.8%
Public Storage                                                                74,700           2,930
Shurgard Storage Centers                                                      40,000           1,412
                                                                                       -------------
                                                                                               4,342
                                                                                       -------------
SPECIALTY REAL ESTATE - 2.0%
Capital Automotive                                                           111,300           3,396
Entertainment Properties Trust                                                47,200           1,416
                                                                                       -------------
                                                                                               4,812
                                                                                       -------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                          232,909
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $199,914)                                                                           232,909
                                                                                       -------------
PRIVATE REAL ESTATE COMPANIES - 0.3%
Beacon Capital Partnership* (a) (b)                                           33,750             384
Wyndham International* (a) (b)                                                 2,017             202
Wyndham Voting Trust* (a) (b)                                                  1,155             115
                                                                                       -------------
TOTAL PRIVATE REAL ESTATE COMPANIES
   (Cost $660)                                                                                   701
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.7%
RELATED PARTY MONEY MARKET FUND - 2.7%
First American Prime Obligations Fund, Cl Z (c)                            6,402,678   $       6,403
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $6,403)                                                                               6,403
                                                                                       -------------
INVESTMENTS PURCHASED WITH
 PROCEEDS FROM SECURITIES LENDING - 25.0%
COMMERCIAL PAPER - 2.6%
Bluegrass
   1.190%, 05/18/04                                                              233             233
CS First Boston
   1.415%, 10/01/03                                                              931             931
Danske Bank
   1.508%, 12/22/03                                                              931             931
Independent IV
   1.216%, 04/15/04                                                              605             605
K2 USA
   1.020%, 12/01/03                                                              465             465
Leafs
   1.339%, 04/20/04                                                              642             642
Mitten Mortgage
   1.130%, 10/08/03                                                              652             652
Mortgage Interest Network
   1.100%, 10/15/03                                                              233             233
   1.130%, 12/02/03                                                              465             465
Orchard Park
   1.245%, 04/06/04                                                               93              93
   1.220%, 07/06/04                                                            1,033           1,033
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         6,283
                                                                                       -------------
CORPORATE OBLIGATIONS - 5.7%
Allstate Life Global
   1.092%, 08/16/04                                                              931             931
Bank of Scotland
   1.100%, 03/05/04                                                              466             466
Castle Hill III
   1.176%, 09/16/04                                                              279             279
Deutsche Bank
   1.430%, 12/31/03                                                              372             372
   1.340%, 03/22/04                                                              466             466
General Electric Capital Corporation
   1.150%, 07/09/07                                                              466             466
Halogen Fund
   1.150%, 10/03/03                                                            1,937           1,937
Lloyd's Bank
   1.100%, 03/05/04                                                              931             931
Metlife Global Funding
   1.130%, 09/15/04                                                              558             558
   1.147%, 04/28/08                                                              391             391
Monet Trust
   1.210%, 12/28/03                                                              931             931
Residential Mortgage Securities
   1.140%, 09/11/04                                                              698             698
Sigma Finance
   1.268%, 08/09/04                                                              931             931
SMM Trust 2002
   1.140%, 09/23/04                                                            1,560           1,560
Svenska Handlsbankn
   1.100%, 03/03/04                                                              931             931
   1.100%, 03/15/04                                                              168             168
Wells Fargo Bank
   1.050%, 10/17/03                                                              931             931
   1.060%, 10/31/03                                                    $         652   $         652
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   13,599
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                         37,244              37
Merrill Lynch Premier Institutional Fund                                     122,007             122
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         159
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.1%
Commonwealth Life
   1.430%, 10/01/03                                                              470             470
General Electric Capital Assurance
   1.370%, 12/19/03                                                              186             186
Liquid Funding
   1.130%, 8/23/04                                                               465             465
   1.130%, 9/14/04                                                               465             465
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            1,387           1,387
Security Life Denver
   1.381%, 01/13/04                                                            1,210           1,210
   1.490%, 03/15/04                                                              931             931
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             5,114
                                                                                       -------------
REPURCHASE AGREEMENTS - 14.5%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $1,863,170
   (collateralized by Various securities:
   Total Market Value $1,900,306)                                              1,862           1,862
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,327,833
   (collateralized by U.S. Government Securities:
   Total Market Value $2,374,336)                                              2,328           2,328
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $288,651
   (collateralized by U.S. Government Securities:
   Total Market Value $294,419)                                                  289             289
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $744,909 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $782,151)                                                  745             745
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $465,566 (collateralized
   by U.S. Government Securities:
   Total Market Value $474,863)                                                  466             466
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,862,263 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,899,452)                                              1,862           1,862
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,724,544 (collateralized
   by Corporate Securities:
   Total Market Value $3,910,636)                                              3,724           3,724
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,396,705 (collateralized
   by Corporate Securities:
   Total Market Value $1,466,186)                                              1,397           1,397

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $931,138 (collateralized
   by Various securities:
   Total Market Value $959,903)                                        $         931   $         931
Goldman Sachs
   1.380%, dated 9/30/03, matures 3/8/04,
   repurchase price $465,570
   (collateralized by Various securities:
   Total Market Value $457,061)                                                  466             466
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,560,615 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,611,753)                                              2,561           2,561
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $931,133 (collateralized
   by U.S. Government Securities:
   Total Market Value $949,760)                                                  931             931
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,862,279 (collateralized
   by Various securities:
   Total Market Value $1,887,037)                                              1,862           1,862
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/27/03,
   repurchase price $530,746 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $561,518)                                                  531             531
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,793,397 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,849,216)                                              2,793           2,793
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $84,065 (collateralized
   by U.S. Government Securities:
   Total Market Value $85,776)                                                    84              84
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $232,783 (collateralized
   by U.S. Government Securities:
   Total Market Value $237,445)                                                  233             233
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $558,679 (collateralized
   by U.S. Government Securities:
   Total Market Value $569,863)                                                  559             559
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,862,265 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,899,478)                                              1,862           1,862
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,327,831 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,374,338)                                              2,328           2,328
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,862,266 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $1,899,515)                                      $       1,862   $       1,862
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,862,275 (collateralized
   by Corporate Securities:
   Total Market Value $1,955,322)                                              1,862           1,862
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $493,502 (collateralized
   by Asset-Backed Securities:
   Total Market Value $518,159)                                                  493             493
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,895,834 (collateralized
   by Collateralized Mortgage Obligations
   & Asset-Backed Securities:
   Total Market Value $3,041,186)                                              2,896           2,896
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   34,927
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
 PROCEEDS FROM SECURITIES LENDING
 (Cost $60,082)                                                                               60,082
                                                                                       -------------
TOTAL INVESTMENTS - 125.0%
   (Cost $267,059)                                                                           300,095
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (25.0)%                                                  (60,096)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     239,999
                                                                                       -------------

* Non-income producing security

(a) Securities considered illiquid investments under guidelines established by the Board of Directors.

(b) Security is fair valued. As of September 30, 2003, the market value of this investment is $876,092 or 0.37% of total net assets. See note 2 in Notes to Financial Statements.

(c) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

The accompanying notes are an integral part of the financial statements.

TECHNOLOGY FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
AEROSPACE & DEFENSE - 0.7%
L-3 Communications Holdings*                                                  19,790   $         856
                                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Kroll*                                                                        45,870             853
                                                                                       -------------
COMMUNICATIONS EQUIPMENT - 14.8%
Advanced Fiber Communications*                                                56,900           1,193
Arris Group*                                                                 217,280           1,249
Avaya*                                                                       116,630           1,271
Comverse Technology*                                                          82,610           1,236
Corning*                                                                     132,180           1,245
Foundry Networks*                                                             54,600           1,174
Harris                                                                        32,620           1,168
Juniper Networks*                                                             18,010             269
NetScreen Technologies*                                                       26,760             595
Network Engines*                                                             180,680           1,151
Nokia, ADR, Cl A                                                              64,820           1,011
Nortel Networks*                                                             276,840           1,135
Packeteer*                                                                    85,180           1,026
Sierra Wireless*                                                              88,120           1,143
Tekelec*                                                                      76,640           1,196
UTStarcom*                                                                    28,990             922
                                                                                       -------------
                                                                                              16,984
                                                                                       -------------
COMPUTERS & PERIPHERALS - 9.1%
Advanced Digital Information*                                                 87,510           1,227
Apple Computer*                                                               71,910           1,484
Dell*                                                                         31,400           1,048
EMC*                                                                         111,550           1,409
Hewlett-Packard                                                               76,824           1,487
Lexmark International Group, Cl A*                                            19,700           1,241
Maxtor*                                                                       97,340           1,185
Overland Storage*                                                             56,540             834
Synaptics*                                                                    48,880             526
                                                                                       -------------
                                                                                              10,441
                                                                                       -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 11.7%
Aeroflex*                                                                    187,040           1,655
Applied Films*                                                                46,040           1,369
Benchmark Electronics*                                                        35,350           1,494
Celestica*                                                                    77,850           1,235
Flextronics International*                                                   128,100           1,817
Jabil Circuit*                                                                68,150           1,775
LeCroy*                                                                      113,370           1,817
Newport*                                                                      75,820           1,069
Plexus*                                                                       20,960             326
Trimble Navigation*                                                           34,930             809
                                                                                       -------------
                                                                                              13,366
                                                                                       -------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Beckman Coulter                                                               25,350           1,154
Given Imaging*                                                               102,050           1,107
STERIS*                                                                       46,680           1,075
                                                                                       -------------
                                                                                               3,336
                                                                                       -------------
HEALTH CARE PROVIDERS & SERVICES - 1.3%
United Surgical Partners*                                                     51,777           1,465
                                                                                       -------------
HOUSEHOLD DURABLES - 1.7%
Garmin                                                                        27,750   $       1,162
Sony                                                                          22,710             790
                                                                                       -------------
                                                                                               1,952
                                                                                       -------------
INTERNET SOFTWARE & SERVICES - 2.1%
Radware*                                                                      66,440           1,206
VeriSign*                                                                     85,110           1,146
                                                                                       -------------
                                                                                               2,352
                                                                                       -------------
IT SERVICES - 4.1%
Accenture*                                                                    64,000           1,430
Fiserv*                                                                       33,980           1,231
Infosys Technologies                                                          17,510           1,192
SunGard Data Systems*                                                         33,430             880
                                                                                       -------------
                                                                                               4,733
                                                                                       -------------
MEDIA - 3.7%
Championship Auto Racing Teams*                                              169,670             100
Clear Channel Communications                                                  26,450           1,013
Comcast*                                                                      31,280             966
Cox Communications, Cl A*                                                     30,240             956
Westwood One*                                                                 40,050           1,209
                                                                                       -------------
                                                                                               4,244
                                                                                       -------------
SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT - 26.6%
Amkor Technology*                                                             76,390           1,086
Analog Devices*                                                               50,100           1,905
Applied Materials*                                                           107,160           1,944
ASML Holding*                                                                 94,180           1,237
ChipPAC, Cl A*                                                               137,950             813
Intel                                                                         61,700           1,697
Lexar Media*                                                                  63,420           1,081
Linear Technology                                                             44,090           1,579
LogicVision*                                                                 261,480             860
Marvell Technology Group*                                                     33,320           1,258
Maxim Integrated Products                                                     29,630           1,170
Microchip Technology                                                          56,270           1,347
Microtune*                                                                   238,280             591
MKS Instruments*                                                              51,345           1,112
Monolithic System Technology*                                                137,170           1,154
Novellus Systems*                                                             31,000           1,046
PDF Solutions*                                                               152,070           1,711
Pixelworks*                                                                  140,640           1,212
Taiwan Semiconductor Manufacturing, ADR*                                     229,003           2,480
Teradyne*                                                                     65,760           1,223
Texas Instruments                                                             48,004           1,095
United Microelectronics*                                                     368,594           1,662
Xilinx*                                                                       46,050           1,313
                                                                                       -------------
                                                                                              30,576
                                                                                       -------------
SOFTWARE - 19.7%
Adobe Systems                                                                 33,200           1,303
Altiris*                                                                      79,280           2,084
Ascential Software*                                                           72,425           1,342
Autodesk                                                                      86,320           1,469
Borland Software*                                                            137,330           1,265
Computer Associates International                                             48,700           1,272
Concur Technologies*                                                         102,930           1,221
Creo                                                                          78,800             831
Hyperion Solutions*                                                           26,500             765
Intuit*                                                                       19,900             960

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
JDA Software*                                                                 77,510   $       1,153
Lawson Software*                                                             225,200           1,597
Mercury Interactive*                                                          32,000           1,453
Moldflow*                                                                    137,620           1,292
NetScout Systems*                                                            148,940             743
RSA Security*                                                                 82,070           1,172
ScanSoft*                                                                    216,510             907
VERITAS Software*                                                             55,700           1,749
                                                                                       -------------
                                                                                              22,578
                                                                                       -------------
WIRELESS TELECOMMUNICATIONS SERVICES - 1.0%
Wireless Facilities*                                                          95,860           1,141
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $117,241)                                                                           114,877
                                                                                       -------------
SHORT TERM INVESTMENTS - 0.0%
RELATED PARTY MONEY MARKET FUND - 0.0%
First American Prime Obligations Fund, Cl Z (a)                                   98              --
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $--)                                                                                     --
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 44.0%
COMMERCIAL PAPER - 4.6%
Bluegrass
   1.190%, 05/18/04                                                    $         196             196
CS First Boston
   1.415%, 10/01/03                                                              783             783
Danske Bank
   1.508%, 12/22/03                                                              783             783
Independent IV
   1.216%, 04/15/04                                                              509             509
K2 USA
   1.020%, 12/01/03                                                              391             391
Leafs
   1.339%, 04/20/04                                                              540             540
Mitten Mortgage
   1.130%, 10/08/03                                                              548             548
Mortgage Interest Network
   1.100%, 10/15/03                                                              196             196
   1.130%, 12/02/03                                                              391             391
Orchard Park
   1.245%, 04/06/04                                                               78              78
   1.220%, 07/06/04                                                              869             869
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         5,284
                                                                                       -------------
CORPORATE OBLIGATIONS - 10.0%
Allstate Life Global
   1.092%, 08/16/04                                                              783             783
Bank of Scotland
   1.100%, 03/05/04                                                              392             392
Castle Hill III
   1.176%, 09/16/04                                                              235             235
Deutsche Bank
   1.430%, 12/31/03                                                              313             313
   1.340%, 03/22/04                                                              391             391
General Electric Capital Corporation
   1.150%, 07/09/07                                                              392             392
Halogen Fund
   1.150%, 10/03/03                                                            1,629           1,629
Lloyd's Bank
   1.100%, 03/05/04                                                              783             783
Metlife Global Funding
   1.130%, 09/15/04                                                    $         470   $         470
   1.147%, 04/28/08                                                              329             329
Monet Trust
   1.210%, 12/28/03                                                              783             783
Residential Mortgage Securities
   1.140%, 09/11/04                                                              587             587
Sigma Finance
   1.268%, 08/09/04                                                              783             783
SMM Trust 2002-M
   1.140%, 09/23/04                                                            1,312           1,312
Svenska Handlsbankn
   1.100%, 03/03/04                                                              783             783
   1.100%, 03/15/04                                                              141             141
Wells Fargo Bank
   1.050%, 10/17/03                                                              783             783
   1.060%, 10/31/03                                                              548             548
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   11,437
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                         31,323              31
Merrill Lynch Premier Institutional Fund                                     102,611             103
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         134
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.7%
Commonwealth Life
   1.430%, 10/01/03                                                              395             395
General Electric Capital Assurance
   1.370%, 12/19/03                                                              157             157
Liquid Funding
   1.130%, 8/23/04                                                               391             391
   1.130%, 9/14/04                                                               391             391
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            1,167           1,167
Security Life Denver
   1.381%, 01/13/04                                                            1,018           1,018
   1.490%, 03/15/04                                                              783             783
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             4,302
                                                                                       -------------
REPURCHASE AGREEMENTS - 25.6%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $1,566,982 (collateralized
   by Various securities:
   Total Market Value $1,598,215)                                              1,566           1,566
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,957,778 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,996,889)                                              1,958           1,958
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $242,764 (collateralized
   by U.S. Government Securities:
   Total Market Value $247,615)                                                  243             243
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $626,491 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $657,812)                                                  626             626
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $391,555 (collateralized
   by U.S. Government Securities:
   Total Market Value $399,374)                                                  392             392

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,566,220 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,597,496)                                      $       1,566   $       1,566
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,132,454 (collateralized
   by Corporate Securities:
   Total Market Value $3,288,963)                                              3,132           3,132
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,174,671 (collateralized
   by Corporate Securities:
   Total Market Value $1,233,107)                                              1,175           1,175
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $783,115 (collateralized
   by Various securities:
   Total Market Value $807,307)                                                  783             783
Goldman Sachs
   1.380%, dated 9/30/03, matures 3/8/04,
   repurchase price $391,558 (collateralized
   by Various securities:
   Total Market Value $399,541)                                                  392             392
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,153,554 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,196,563)                                              2,153           2,153
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $783,111 (collateralized
   by U.S. Government Securities:
   Total Market Value $798,777)                                                  783             783
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,566,233
   (collateralized by Various securities:
   Total Market Value $1,587,055)                                              1,566           1,566
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/27/03,
   repurchase price $446,373 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $472,253)                                                  446             446
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,349,331 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,396,277)                                              2,349           2,349
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $70,701 (collateralized
   by U.S. Government Securities:
   Total Market Value $72,140)                                                    71              71
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $195,778 (collateralized
   by U.S. Government Securities:
   Total Market Value $199,698)                                                  196             196
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $469,866 (collateralized
   by U.S. Government Securities:
   Total Market Value $479,272)                                                  470             470
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,566,221 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,597,518)                                      $       1,566   $       1,566
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,957,776 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,996,890)                                              1,958           1,958
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,566,222 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $1,597,550)                                              1,566           1,566
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,566,230 (collateralized
   by Corporate Securities:
   Total Market Value $1,644,484)                                              1,566           1,566
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $415,050 (collateralized
   by Asset-Backed Securities:
   Total Market Value $435,788)                                                  415             415
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,435,484 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $2,557,730)                                              2,435           2,435
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   29,373
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
 (Cost $50,530)                                                                               50,530
                                                                                       -------------
TOTAL INVESTMENTS - 144.1%
   (Cost $167,771)                                                                           165,407
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (44.1)%                                                  (50,659)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     114,748
                                                                                       -------------

* Non-income producing security

(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                                      REAL ESTATE       TECHNOLOGY
                                                                                  SECURITIES FUND             FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                                 $      293,692   $      165,407
Investments in affiliated securities, at value**                                            6,403               --
Cash                                                                                           10               --
Dividends and interest receivable                                                           1,218               18
Receivable for investment securities sold                                                   2,568            2,706
Capital shares sold                                                                           697              148
Prepaid expenses and other assets                                                              15               16
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                              304,603          168,295
==================================================================================================================
LIABILITIES:
Written options, at value                                                                      --              439
Capital shares redeemed                                                                        85            1,124
Payable upon return of securities loaned                                                   60,082           50,530
Payable for advisory, co-administration, and custodian fees                                   148               91
Payable for investment securities purchased                                                 4,278              631
Distribution and shareholder servicing fees                                                    11               27
Bank overdraft                                                                                 --              705
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                          64,604           53,547
==================================================================================================================
NET ASSETS                                                                         $      239,999   $      114,748
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                  $      201,818   $      591,607
Undistributed net investment income (loss)                                                    809               --
Accumulated net realized gain (loss)                                                        4,336         (474,567)
Unrealized appreciation (depreciation) of investments                                      33,036           (2,364)
Unrealized appreciation of options written                                                     --               72
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $      239,999   $      114,748
==================================================================================================================
  * Investments in unaffiliated securities, at cost                                $      260,656   $      167,771
 ** Investments in affiliated securities, at cost                                  $        6,403   $           --
  + Including securities loaned, at value                                          $       58,700   $       47,555

CLASS A:
Net assets                                                                         $       35,754   $       27,936
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   2,235            3,963
Net asset value and redemption price per share                                     $        16.00   $         7.05
Maximum offering price per share (1)                                               $        16.93   $         7.46
CLASS B:
Net assets                                                                         $        3,559   $       16,016
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                     225            2,546
Net asset value, offering price and redemption price per share (2)                 $        15.85   $         6.29
CLASS C:
Net assets                                                                         $        3,229   $        7,056
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                     203            1,029
Net asset value and redemption price per share (2)                                 $        15.89   $         6.86
Maximum offering price per share (3)                                               $        16.05   $         6.93
CLASS S:
Net assets                                                                         $        2,524   $        3,923
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                     158              559
Net asset value, offering price, and redemption price per share                    $        16.00   $         7.02
CLASS Y:
Net assets                                                                         $      194,933   $       59,817
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  12,138            8,218
Net asset value, offering price, and redemption price per share                    $        16.06   $         7.28

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                                                      REAL ESTATE       TECHNOLOGY
                                                                                  SECURITIES FUND             FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated securities                                                $           92   $           45
Dividends                                                                                  10,021              157
Less: Foreign taxes withheld                                                                   (7)              (4)
Securities lending                                                                             28              153
Other                                                                                          --              384
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    10,134              735
==================================================================================================================
EXPENSES:
Investment advisory fees                                                                    1,160              700
Co-administration fees and expenses (including per account transfer agency fees)              484              288
Custodian fees                                                                                 17               10
Directors' fees                                                                                 4                2
Registration fees                                                                              23               32
Professional fees                                                                               6                3
Printing                                                                                        6                3
Other                                                                                           1                5
Distribution and shareholder servicing fees - Class A                                          60               61
Distribution and shareholder servicing fees - Class B                                          28              141
Distribution and shareholder servicing fees - Class C                                          19               63
Shareholder servicing fees - Class S                                                            4                8
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                              1,812            1,316
==================================================================================================================
Less: Fee waivers                                                                             (77)             (63)
------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                          1,735            1,253
==================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                              8,399             (518)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRITTEN OPTIONS - NET:
Net realized gain (loss) on investments                                                     5,589          (12,773)
Net realized loss on written options                                                           --             (328)
Net change in unrealized appreciation or depreciation of investments                       27,408           60,854
Net change in unrealized appreciation or depreciation of written options                       --               70
------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                    32,997           47,825
==================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       41,396   $       47,307
==================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                           REAL ESTATE                  TECHNOLOGY
                                                                                       SECURITIES FUND                        FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 10/1/02       10/1/01       10/1/02       10/1/01
                                                                                      TO            TO            TO            TO
                                                                                 9/30/03       9/30/02       9/30/03       9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                                                $    8,399    $    6,494    $     (518)   $   (1,241)
Net realized gain (loss) on investments                                            5,589         7,010       (12,773)     (131,635)
Net realized loss on written options                                                  --            --          (328)           --
Net change in unrealized appreciation or depreciation of investments              27,408        (2,696)       60,854        88,614
Net change in unrealized appreciation or depreciation of written options              --            --            70            --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   41,396        10,808        47,305       (44,262)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                        (1,183)         (410)           --            --
   Class B                                                                          (120)          (90)           --            --
   Class C                                                                           (87)          (16)           --            --
   Class S                                                                           (86)          (45)           --            --
   Class Y                                                                        (7,094)       (5,665)           --            --
Net realized gain on investments:
   Class A                                                                          (368)           --            --            --
   Class B                                                                           (63)           --            --            --
   Class C                                                                           (28)           --            --            --
   Class S                                                                           (34)           --            --            --
   Class Y                                                                        (2,941)           --            --            --
Tax return of capital:
   Class A                                                                            --           (84)           --            --
   Class B                                                                            --           (14)           --            --
   Class C                                                                            --            (5)           --            --
   Class S                                                                            --            (7)           --            --
   Class Y                                                                            --          (654)           --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (12,004)       (6,990)           --            --
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                            26,968        14,894        11,348        12,200
   Reinvestment of distributions                                                   1,489           472            --            --
   Payments for redemptions                                                      (12,978)       (2,325)      (13,072)      (15,393)
   Shares issued in connection with the acquisition of Fund net assets                --            --            --         1,296
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                       15,479        13,041        (1,724)       (1,897)
----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                             1,090         1,240         1,475         1,997
   Reinvestment of distributions                                                     169            99            --            --
   Payments for redemptions                                                         (732)         (535)       (3,295)       (4,909)
   Shares issued in connection with the acquisition of Fund net assets                --            --            --         4,194
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                          527           804        (1,820)        1,282
----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                             2,174         1,085         1,303         1,541
   Reinvestment of distributions                                                     109            20            --            --
   Payments for redemptions                                                         (437)         (422)       (2,252)       (3,416)
   Shares issued in connection with the acquisition of Fund net assets                --            --            --           198
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                        1,846           683          (949)       (1,677)
----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                             2,686         1,043         2,553         1,105
   Reinvestment of distributions                                                     115            51            --            --
   Payments for redemptions                                                       (1,825)         (199)       (1,840)         (925)
   Shares issued in connection with the acquisition of Fund net assets                --            --            --         3,111
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                     976           895           713         3,291
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                            80,412        42,995        33,169        55,312
   Reinvestment of distributions                                                   3,092         1,218            --            --
   Payments for redemptions                                                      (32,025)      (24,223)      (42,450)      (66,880)
   Shares issued in connection with the acquisition of Fund net assets                --            --            --        21,612
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                       51,479        19,990        (9,281)       10,044
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                 70,307        35,413       (13,061)       11,043
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           99,699        39,231        34,246       (33,219)
NET ASSETS AT BEGINNING OF PERIOD                                                140,300       101,069        80,502       113,721
==================================================================================================================================
NET ASSETS AT END OF PERIOD                                                   $  239,999    $  140,300    $  114,748    $   80,502
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                           $      809    $    1,019    $       --    $       --
==================================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                  REALIZED AND
                                   NET ASSET                        UNREALIZED         DIVIDENDS                     DISTRIBUTIONS
                                       VALUE              NET            GAINS          FROM NET     DISTRIBUTIONS            FROM
                                   BEGINNING       INVESTMENT      (LOSSES) ON        INVESTMENT          FROM NET       RETURN OF
                                   OF PERIOD    INCOME (LOSS)      INVESTMENTS            INCOME    REALIZED GAINS         CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2003 (1)                       $    13.68      $     0.69       $     2.65         $    (0.69)      $    (0.33)       $     --
  2002 (1)                            13.12            0.71             0.61              (0.69)              --           (0.07)
  2001 (1)                            12.71            0.76             0.32              (0.64)              --           (0.03)
  2000                                10.78            0.74             2.00              (0.79)              --           (0.02)
  1999                                12.17            0.65            (1.36)             (0.67)              --           (0.01)
Class B
  2003 (1)                       $    13.55      $     0.57       $     2.64         $    (0.58)      $    (0.33)       $     --
  2002 (1)                            13.02            0.59             0.61              (0.60)              --           (0.07)
  2001 (1)                            12.61            0.65             0.33              (0.54)              --           (0.03)
  2000                                10.69            0.64             2.00              (0.69)              --           (0.03)
  1999                                12.08            0.55            (1.34)             (0.57)              --           (0.03)
Class C
  2003 (1)                       $    13.62      $     0.59       $     2.62         $    (0.61)      $    (0.33)       $     --
  2002 (1)                            13.08            0.62             0.59              (0.60)              --           (0.07)
  2001 (1)                            12.68            0.69             0.30              (0.59)              --              --
  2000 (2)                            10.61            0.50             2.14              (0.57)              --              --
Class S (1)
  2003                           $    13.69      $     0.69       $     2.64         $    (0.69)      $    (0.33)       $     --
  2002                                13.12            0.70             0.62              (0.68)              --           (0.07)
  2001 (3)                            12.52            0.11             0.49                 --               --              --
Class Y
  2003 (1)                       $    13.73      $     0.73       $     2.66         $    (0.73)      $    (0.33)       $     --
  2002 (1)                            13.15            0.73             0.63              (0.71)              --           (0.07)
  2001 (1)                            12.73            0.84             0.28              (0.68)              --           (0.02)
  2000                                10.80            0.77             2.00              (0.81)              --           (0.03)
  1999                                12.19            0.68            (1.35)             (0.69)              --           (0.03)

TECHNOLOGY FUND
Class A
  2003 (1)                       $     4.29      $    (0.03)      $     2.79         $       --       $       --        $     --
  2002 (1)                             6.36           (0.07)           (2.00)                --               --              --
  2001 (1)                            47.68           (0.15)          (33.55)                --            (7.62)             --
  2000                                34.22           (0.35)           24.87                 --           (11.06)             --
  1999                                15.60           (0.18)           19.55                 --            (0.75)             --
Class B
  2003 (1)                       $     3.86      $    (0.07)      $     2.50         $       --       $       --        $     --
  2002 (1)                             5.77           (0.11)           (1.80)                --               --              --
  2001 (1)                            44.40           (0.26)          (30.75)                --            (7.62)             --
  2000                                32.59           (0.35)           23.22                 --           (11.06)             --
  1999                                14.99           (0.34)           18.69                 --            (0.75)             --
Class C
  2003 (1)                       $     4.20      $    (0.07)      $     2.73         $       --       $       --        $     --
  2002 (1)                             6.28           (0.12)           (1.96)                --               --              --
  2001 (1)                            47.49           (0.26)          (33.33)                --            (7.62)             --
  2000 (2)                            50.30           (0.35)           (2.46)                --               --              --
Class S (1)
  2003                           $     4.29      $    (0.03)      $     2.76         $       --       $       --        $     --
  2002                                 6.36           (0.04)           (2.03)                --               --              --
  2001 (3)                             6.95              --            (0.59)                --               --              --
Class Y
  2003 (1)                       $     4.42      $    (0.01)      $     2.87         $       --       $       --        $     --
  2002 (1)                             6.53           (0.05)           (2.06)                --               --              --
  2001 (1)                            48.60           (0.11)          (34.34)                --            (7.62)             --
  2000                                34.64           (0.34)           25.36                 --           (11.06)             --
  1999                                15.73           (0.13)           19.79                 --            (0.75)             --

(1)  Per share data calculated using average shares outstanding method.
(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except for total return and portfolio turnover.
(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                                      RATIO OF NET
                                   NET ASSET                                           RATIO OF         INVESTMENT
                                       VALUE                        NET ASSETS      EXPENSES TO      INCOME (LOSS)
                                      END OF            TOTAL           END OF          AVERAGE         TO AVERAGE
                                      PERIOD       RETURN (4)     PERIOD (000)       NET ASSETS         NET ASSETS
------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2003 (1)                       $    16.00          25.92%        $   35,754           1.23%             4.82%
  2002 (1)                            13.68          10.07             15,422           1.23              5.06
  2001 (1)                            13.12           8.69              2,421           1.04              5.89
  2000                                12.71          26.68              2,035           1.05              6.59
  1999                                10.78          (5.89)             1,518           1.05              5.52
Class B
  2003 (1)                       $    15.85          25.03%        $    3,559           1.98%             4.10%
  2002 (1)                            13.55           9.21              2,577           1.98              4.27
  2001 (1)                            13.02           7.93              1,724           1.79              5.13
  2000                                12.61          25.81              1,874           1.80              5.79
  1999                                10.69          (6.68)             2,192           1.80              4.75
Class C
  2003 (1)                       $    15.89          24.88%        $    3,229           1.98%             4.12%
  2002 (1)                            13.62           9.27                986           1.98              4.43
  2001 (1)                            13.08           7.93                341           1.79              5.27
  2000 (2)                            12.68          25.56                164           1.80              5.79
Class S (1)
  2003                           $    16.00          25.80%        $    2,524           1.23%             4.87%
  2002                                13.69          10.13              1,224           1.23              5.00
  2001 (3)                            13.12           4.87                320           0.56             43.93
Class Y
  2003 (1)                       $    16.06          26.19%        $  194,933           0.98%             5.13%
  2002 (1)                            13.73          10.40            120,091           0.98              5.27
  2001 (1)                            13.15           9.01             96,263           0.80              6.50
  2000                                12.73          26.95             56,347           0.80              6.79
  1999                                10.80          (5.64)            51,181           0.80              5.78

TECHNOLOGY FUND
Class A
  2003 (1)                       $     7.05          64.34%        $   27,936           1.23%            (0.52)%
  2002 (1)                             4.29         (32.55)            18,267           1.23             (0.89)
  2001 (1)                             6.36         (83.30)            29,084           1.15             (0.88)
  2000                                47.68          80.11            155,533           1.15             (0.93)
  1999                                34.22         128.71             21,491           1.15             (0.80)
Class B
  2003 (1)                       $     6.29          62.95%        $   16,016           1.98%            (1.26)%
  2002 (1)                             3.86         (33.10)            11,190           1.98             (1.64)
  2001 (1)                             5.77         (83.42)            15,974           1.90             (1.63)
  2000                                44.40          78.77             97,003           1.90             (1.68)
  1999                                32.59         127.09             20,866           1.90             (1.56)
Class C
  2003 (1)                       $     6.86          63.33%        $    7,056           1.98%            (1.25)%
  2002 (1)                             4.20         (33.12)             5,064           1.98             (1.64)
  2001 (1)                             6.28         (83.43)             9,010           1.90             (1.63)
  2000 (2)                            47.49          (5.59)            33,605           1.90             (1.67)
Class S (1)
  2003                           $     7.02          63.64%        $    3,923           1.23%            (0.53)%
  2002                                 4.29         (32.55)             1,847           1.23             (0.79)
  2001 (3)                             6.36          (8.49)                --             --                --
Class Y
  2003 (1)                       $     7.28          64.71%        $   59,817           0.98%            (0.24)%
  2002 (1)                             4.42         (32.31)            44,134           0.98             (0.64)
  2001 (1)                             6.53         (83.26)            59,653           0.90             (0.62)
  2000                                48.60          80.71            436,938           0.90             (0.67)
  1999                                34.64         129.52            214,620           0.90             (0.53)

                                      RATIO OF          RATIO OF NET
                                   EXPENSES TO            INVESTMENT
                                       AVERAGE         INCOME (LOSS)
                                    NET ASSETS        TO AVERAGE NET      PORTFOLIO
                                    (EXCLUDING     ASSETS (EXCLUDING       TURNOVER
                                      WAIVERS)              WAIVERS)           RATE
-----------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2003 (1)                              1.28%              4.77%              69%
  2002 (1)                              1.32               4.97               99
  2001 (1)                              1.25               5.68               85
  2000                                  1.24               6.40               45
  1999                                  1.18               5.39               21
Class B
  2003 (1)                              2.03%              4.05%              69%
  2002 (1)                              2.07               4.18               99
  2001 (1)                              2.00               4.92               85
  2000                                  1.99               5.60               45
  1999                                  1.93               4.62               21
Class C
  2003 (1)                              2.03%              4.07%              69%
  2002 (1)                              2.07               4.34               99
  2001 (1)                              2.00               5.06               85
  2000 (2)                              1.99               5.60               45
Class S (1)
  2003                                  1.28%              4.82%              69%
  2002                                  1.32               4.91               99
  2001 (3)                              1.01              43.48               85
Class Y
  2003 (1)                              1.03%              5.08%              69%
  2002 (1)                              1.07               5.18               99
  2001 (1)                              1.01               6.29               85
  2000                                  0.99               6.60               45
  1999                                  0.93               5.65               21

TECHNOLOGY FUND
Class A
  2003 (1)                              1.29%             (0.58)%            110%
  2002 (1)                              1.70              (1.36)             288
  2001 (1)                              1.22              (0.95)             269
  2000                                  1.15              (0.93)             195
  1999                                  1.16              (0.81)             184
Class B
  2003 (1)                              2.04%             (1.32)%            110%
  2002 (1)                              2.45              (2.11)             288
  2001 (1)                              1.97              (1.70)             269
  2000                                  1.90              (1.68)             195
  1999                                  1.91              (1.57)             184
Class C
  2003 (1)                              2.04%             (1.31)%            110%
  2002 (1)                              2.45              (2.11)             288
  2001 (1)                              1.98              (1.71)             269
  2000 (2)                              1.88              (1.65)             195
Class S (1)
  2003                                  1.29%             (0.59)%            110%
  2002                                  1.70              (1.26)             288
  2001 (3)                                --                 --              269
Class Y
  2003 (1)                              1.04%             (0.30)%            110%
  2002 (1)                              1.45              (1.11)             288
  2001 (1)                              0.96              (0.67)             269
  2000                                  0.90              (0.67)             195
  1999                                  0.91              (0.54)             184

SCHEDULE OF INVESTMENTS September 30, 2003

INTERNATIONAL FUND

DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 97.4%
AUSTRALIA - 3.7%
Macquarie Bank                                         346,800   $         8,098
Patrick                                                695,000             6,195
QBE Insurance Group                                  1,342,000             9,047
Transurban Group                                     1,929,000             5,575
Wesfarmers                                             276,400             5,074
Westfield Holdings                                     616,200             5,923
                                                                 ---------------
                                                                          39,912
                                                                 ---------------
BRAZIL - 0.7%
Banco Itau Holding Financiera*                          30,800             1,115
Caemi Min E Metal                                    3,160,000               868
Companhia Siderurgica Nacional                          71,000                 3
Gerdau                                                  74,000             1,008
Petroleo Brasileiro                                    132,200             3,031
Votorantim Celulose E Papel                             61,300             1,616
                                                                 ---------------
                                                                           7,641
                                                                 ---------------
CHILE - 0.0%
Genesis Chile Fund Limited                              10,000               430
                                                                 ---------------
CHINA - 0.7%
Anhui Conch Cement                                     688,900               512
Beijing Cap Land                                     1,580,700               367
China Merchants                                      1,064,000             1,223
China Oilfield Series*                               2,122,000               548
China Pharmaceutical Group                             914,500               295
China Shipping Development                           1,042,400               512
China Telecom*                                       2,842,400               734
CNOOC                                                  403,000               687
Denway Motors                                        1,090,000               662
Global Bio-Chem                                      1,264,000               477
Huaneng Power International                            770,000             1,054
Shanghai Industries Holdings                           200,000               360
Weiqiao Textile                                        105,700               130
                                                                 ---------------
                                                                           7,561
                                                                 ---------------
CZECH REPUBLIC - 0.1%
Komercni Banka                                          10,400               893
                                                                 ---------------
EGYPT - 0.1%
Orascom Construction                                    75,700             1,230
                                                                 ---------------
FINLAND - 2.2%
Nokia Oyj                                            1,481,600            22,810
                                                                 ---------------
FRANCE - 11.7%
BNP Paribas*                                           404,900            19,851
Carrefour                                              406,400            20,445
France Telecom                                         906,000            20,838
Groupe Danone                                           77,700            11,854
Sanofi-Synthelabo*                                     237,800            14,456
Schneider Electric*                                    276,600            14,334
TotalFinaElf, Cl B                                     142,000            21,431
                                                                 ---------------
                                                                         123,209
                                                                 ---------------
GERMANY - 7.5%
Bayerische Motoren Werke AG                            394,200            14,897
Deutsche Bank AG                                       283,800            17,219
Deutsche Boerse AG*                                    309,537   $        15,681
Deutsche Telekom                                       674,800             9,705
Sap AG                                                  63,100             7,716
Siemens AG                                             239,000            14,195
                                                                 ---------------
                                                                          79,413
                                                                 ---------------
GREAT BRITAIN - 15.8%
Amvescap*                                              943,200             7,138
AstraZeneca                                            432,700            18,274
Aviva                                                1,533,000            11,894
BP                                                   1,221,000             8,378
Compass Group                                          908,600             5,238
Glaxosmithkline                                        527,400            10,944
HBOS                                                 1,079,800            12,343
Next*                                                  536,000            10,009
Pearson                                              1,395,000            13,216
Reckitt Benckiser*                                     364,030             7,318
Royal Bank of Scotland Group*                          759,400            19,304
Standard Chartered                                   1,188,200            16,592
Vodafone Group                                      13,082,000            26,081
                                                                 ---------------
                                                                         166,729
                                                                 ---------------
HONG KONG - 2.6%
Hang Seng Bank                                         202,100             2,479
Hutchison Whampoa                                    1,307,500             9,540
Johnson Electric Holdings                            2,290,000             3,519
Li & Fung                                            3,000,000             4,765
Peregrine Investment Holdings(a)                       142,000                --
Swire Pacific                                        1,300,000             7,672
                                                                 ---------------
                                                                          27,975
                                                                 ---------------
HUNGARY - 0.1%
OTP Bank                                                70,600               837
                                                                 ---------------
INDIA - 0.4%
ICICI Bank*                                            181,100             1,912
Infosys Technologies                                    18,800             1,280
Reliance Industries                                     48,600               992
                                                                 ---------------
                                                                           4,184
                                                                 ---------------
INDONESIA - 0.2%
Bank Danamon                                         3,416,600               712
Dankos Labs                                          3,965,600               496
H M Sampoerna                                          658,900               355
P T Telekomunikasi Indonesia                            63,000               859
                                                                 ---------------
                                                                           2,422
                                                                 ---------------
IRELAND - 1.1%
Ryanair Holdings*                                      279,900            11,336
                                                                 ---------------
ISRAEL - 0.1%
Teva Pharmaceutical Industries                          16,300               932
                                                                 ---------------
ITALY - 6.8%
Autogrill*                                             996,000            12,353
Banco Popolare di Verona                             1,273,800            17,920
ENI*                                                 1,188,800            18,164
Saipem                                                 521,164             3,927
Unicredito Italian                                   4,089,000            19,333
                                                                 ---------------
                                                                          71,697
                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN - 23.2%
Bank of Yokohama                                     1,505,000   $         5,739
Canon*                                                 245,000            11,974
Eisai                                                  301,400             7,042
Fanuc*                                                 165,100            10,005
Fast Retailing                                         316,100            14,883
Fuji Television                                          1,511             7,371
Fujitsu                                              1,318,000             6,890
Funai Electric                                          52,900             7,056
Honda Motor                                            183,400             7,338
KDDI                                                       877             4,443
Keyence                                                 63,360            13,453
KONICA                                                 864,000            11,431
Matsushita Elc Industries                              517,000             6,224
Mitsubishi                                           1,586,000            13,586
Mitsubishi Tokyo Financial Group                         2,036            12,849
Nikon                                                  352,000             4,884
Nippon Oil*                                                925                 4
Nissan Motor*                                        1,111,800            11,992
Nitto Denko                                            126,600             5,474
Nomura Holdings*                                       471,000             7,589
Nomura Research                                         20,000             1,821
NTT Docomo                                               3,350             8,186
OJI Paper                                            1,068,000             5,956
Rohm                                                    58,300             7,567
Seiko Epson                                            290,100             9,037
Seven-Eleven Japan*                                    219,000             6,998
Sumitomo Metal Mining*                               1,390,000             7,092
Sumitomo Trust and Banking*                            983,000             4,787
Takara                                                 480,000             3,244
Takeda Chemical Industries*                            108,000             3,935
Ushio                                                  696,000            10,168
Yamada Denki                                           216,600             6,398
                                                                 ---------------
                                                                         245,416
                                                                 ---------------
MALAYSIA - 0.3%
Gamuda Berhad                                        1,020,000             1,758
Genting                                                356,400             1,407
Silverstone Berhad (a)                                   3,469                --
                                                                 ---------------
                                                                           3,165
                                                                 ---------------
MEXICO - 0.5%
America Movil                                           54,000             1,248
Cemex S A                                               62,500             1,559
Coca-Cola*                                              41,300               876
Grupo Financiero Banorte                               206,400               620
Grupo Imsa S A De C V                                   31,000               428
Telefonos De Mexico                                    400,900               610
Wal-Mart De Mexico, Cl U                                90,600               261
                                                                 ---------------
                                                                           5,602
                                                                 ---------------
NETHERLANDS - 4.2%
ASML Holding                                           480,000             6,289
ING Groep                                              743,800            13,625
Royal Dutch Petroleum                                  307,400            13,500
TPG                                                    575,400            10,875
                                                                 ---------------
                                                                          44,289
                                                                 ---------------
NEW ZEALAND - 0.5%
Auckland International Airport                       1,256,280             4,940
                                                                 ---------------

PERU - 0.1%
Compania De Minas Buenaventura                          16,700   $           661
                                                                 ---------------

PHILIPPINES - 0.1%
Ayala                                               10,688,000               945
                                                                 ---------------

RUSSIAN FEDERATION - 0.1%
AO Vimpel*                                              14,500               882
LUKOIL                                                   5,300               436
                                                                 ---------------
                                                                           1,318
                                                                 ---------------
SINGAPORE - 1.3%
Venture Manufacturing                                1,155,000            13,364
                                                                 ---------------

SOUTH AFRICA - 1.2%
Absa Group                                             599,000             2,964
Anglo American                                         179,400             3,256
Impala Platinum                                         26,700             2,227
MTN Group*                                             959,500             2,741
Sappi*                                                 102,900             1,389
                                                                 ---------------
                                                                          12,577
                                                                 ---------------
SOUTH KOREA - 1.4%
Daelim Industrial                                       30,000               631
Koram Bank                                             187,800             1,796
POSCO                                                   53,200             1,522
Samsung Electronics, ADR                                21,000             7,157
Samsung Fire & Marine Insurance                         22,760             1,274
Shinsegae                                               13,350             2,362
                                                                 ---------------
                                                                          14,742
                                                                 ---------------
SPAIN - 1.7%
Iberdrola                                              484,400             8,151
Inditex                                                468,500            10,039
                                                                 ---------------
                                                                          18,190
                                                                 ---------------
SWEDEN - 3.4%
Atlas Copco                                            714,750            20,975
Securitas                                              544,600             6,618
Skandinaviska Enskilda                                 807,000             8,816
                                                                 ---------------
                                                                          36,409
                                                                 ---------------
SWITZERLAND - 3.6%
Adecco                                                 155,300             7,673
Julius Baer Holding                                     26,530             7,634
Roche Holdings                                         154,000            12,769
Zurich Financial Services Group                         77,300             9,658
                                                                 ---------------
                                                                          37,734
                                                                 ---------------
TAIWAN - 1.1%
Compal Electronic                                      232,680             1,640
CTCI                                                 1,022,000               675
EVA Airways*                                         2,147,000               824
Hon Hai Precision Industries                           123,200             1,066
Media Tek                                               88,000               967
Taiwan Semiconductor Manufacturing, ADR*               343,800             3,723
United Microelectronics*                               248,882             1,122
Yangming Marine                                        134,000             1,155
                                                                 ---------------
                                                                          11,172
                                                                 ---------------

DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
THAILAND - 0.6%
Land & Houses*                                       2,890,100   $           992
National Finance*                                    1,384,900               607
PTT Public                                             469,000               975
Shin                                                 3,215,200             1,908
Siam Cement                                            209,600             1,060
Siam Commercial Bank*                                  754,600               732
                                                                 ---------------
                                                                           6,274
                                                                 ---------------
TURKEY - 0.3%
Akbank Turk Anonim Sirketi*                            332,017             2,647
Anadolu Efes Biracilik Ve Malt*                        238,500               565
                                                                 ---------------
                                                                           3,212
                                                                 ---------------
TOTAL FOREIGN COMMON STOCKS
   (Cost $901,338)                                                     1,029,221
                                                                 ---------------
SHORT TERM INVESTMENTS - 1.9%
INVESTMENT COMPANY - 1.9%
SSgA Prime                                          20,692,329            20,692
                                                                 ---------------
TOTAL INVESTMENT COMPANY
   (Cost $20,692)                                                         20,692
                                                                 ---------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 16.9%
Navigator Prime                                    178,089,242           178,089
                                                                 ---------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $178,089)                                                       178,089
                                                                 ---------------
TOTAL INVESTMENTS - 116.2%
   (Cost $1,100,119)                                                   1,228,002
                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - (16.2)%                             (170,816)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $     1,057,186
                                                                 ---------------

* Non-income producing security
(a) Security is fair valued. As of September 30, 2003, the market value of this investment is $346 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.
ADR - American Depositary Receipt
AG - Aktienjesellschaft (German Stock Company)
Cl - Class

                                                    % OF
                                                  NET ASSETS         VALUE (000)
                                               ---------------   ---------------
FOREIGN COMMON STOCK
Banks                                                     12.7%  $       133,677
Telecommunication Services                                11.6           122,476
Diversified Financials                                    10.1           106,114
Automobiles & Components                                   6.1            64,843
Pharmaceutical & Biotechnology                             6.0            63,780
Capital Goods                                              5.9            62,653
Commercial Services & Supplies                             5.6            59,311
Technology Hardware & Equipment                            5.3            56,038
Materials                                                  4.9            52,030
Energy                                                     4.8            50,545
Retailing                                                  4.4            48,717
Insurance                                                  3.6            38,491
Software & Services                                        3.5            36,330
Food & Drug Retailing                                      2.4            25,683
Food & Beverage                                            2.0            21,485
Utilities                                                  1.5            15,939
Industrials                                                1.4            15,059
Transportation                                             1.4            14,337
Consumer Durables & Apparel                                1.3            13,412
Hotels, Restaurants & Leisure                              1.2            12,353
Household & Personal Products                              0.7             7,318
Real Estate                                                0.6             5,922
Health Care                                                0.1             1,428
Information Technology                                     0.1             1,280
                                               ---------------   ---------------
TOTAL FOREIGN COMMON STOCKS                               97.4         1,029,221
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING                       16.9           178,089
TOTAL INVESTMENT COMPANY                                   1.9            20,692
                                               ---------------   ---------------
TOTAL INVESTMENTS                                        116.2         1,228,002
OTHER ASSETS AND LIABILITIES, NET                        (16.2)         (170,816)
                                               ---------------   ---------------
NET ASSETS                                               100.0%  $     1,057,186
                                               ===============   ===============

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                                          INTERNATIONAL
                                                                                                   FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                                                   $     1,228,002
Cash denominated in foreign currencies, at value**                                               16,385
Dividends and interest receivable                                                                 2,632
Receivable for investment securities sold                                                         9,056
Capital shares sold                                                                                 464
Foreign withholding tax reclaim receivable                                                          188
Prepaid expenses and other assets                                                                   301
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                  1,257,028
=======================================================================================================
LIABILITIES:
Payable for investment securities purchased                                                      15,443
Capital shares redeemed                                                                           4,482
Payable upon return of securities loaned                                                        178,089
Payable for advisory, co-administration, and custodian fees                                       1,128
Distribution and shareholder servicing fees                                                          15
Bank overdraft                                                                                      683
Accrued expense and other liabilities                                                                 2
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                               199,842
=======================================================================================================
NET ASSETS                                                                              $     1,057,186
=======================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                       $     1,286,728
Undistributed net investment income                                                              10,297
Accumulated net realized loss                                                                  (367,980)
Net unrealized appreciation of investments                                                      127,883
Net unrealized appreciation of foreign currency, and
  translation of other assets and liabilities in foreign currency                                   258
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $     1,057,186
=======================================================================================================
 * Investments in securities, at cost                                                   $     1,100,119
** Cash denominated in foreign currencies, at cost                                               16,138
 + Including securities loaned                                                                  169,586
CLASS A:
Net assets                                                                              $        39,251
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                         4,365
Net asset value and redemption price per share                                          $          8.99
Maximum offering price per share (1)                                                    $          9.51
CLASS B:
Net assets                                                                              $         7,936
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                           951
Net asset value, offering price and redemption price per share (2)                      $          8.34
CLASS C:
Net assets                                                                              $        10,439
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                         1,209
Net asset value and redemption price per share (2)                                      $          8.63
Maximum offering price per share (3)                                                    $          8.72
CLASS S:
Net assets                                                                              $         8,533
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                           951
Net asset value, offering price, and redemption price per share                         $          8.98
CLASS Y:
Net assets                                                                              $       991,027
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                       108,952
Net asset value, offering price, and redemption price per share                         $          9.10

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS For fiscal year ended September 30, 2003, in thousands

                                                                                          INTERNATIONAL
                                                                                                   FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                $           360
Dividends                                                                                        21,695
Less: Foreign taxes withheld                                                                     (2,096)
Securities lending                                                                                  491
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                          20,450
=======================================================================================================
EXPENSES:
Investment advisory fees                                                                          9,391
Co-administration fees and expenses (including per account transfer agency fees)                  2,342
Custodian fees                                                                                       85
Directors' fees                                                                                      20
Registration fees                                                                                    34
Professional fees                                                                                    17
Printing                                                                                             33
Other                                                                                                22
Distribution and shareholder servicing fees - Class A                                               100
Distribution and shareholder servicing fees - Class B                                                73
Distribution and shareholder servicing fees - Class C                                               107
Shareholder servicing fees - Class S                                                                 21
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                   12,245
=======================================================================================================
Less: Fee waivers                                                                                  (419)
-------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                               11,826
=======================================================================================================
INVESTMENT INCOME - NET                                                                           8,624
=======================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized loss on investments                                                                (93,319)
Net realized gain on foreign currency transactions                                                1,056
Net increase from payment by affiliate (a)                                                          621
Net change in unrealized appreciation or depreciation of investments                            275,880
Net change in unrealized appreciation or depreciation of foreign currency,
  and translation of other assets and liabilities denominated in foreign currency                   247
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                         184,485
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       193,109
=======================================================================================================

(a)  See note 7 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                          INTERNATIONAL
                                                                                                                   FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                                             10/1/02            10/1/01
                                                                                                  TO                 TO
                                                                                             9/30/03            9/30/02
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                              $         8,624    $         2,255
Net realized loss on investments                                                             (93,319)          (111,725)
Net realized gain (loss) on foreign currency transactions                                      1,056               (704)
Net increase from payment by affiliate (1)                                                       621                 --
Net change in unrealized appreciation or depreciation of investments                         275,880            (21,835)
Net change in unrealized appreciation or depreciation of foreign currency, and
  translation of other assets and liabilities denominated in foreign currency                    247               (145)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              193,109           (132,154)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                                        --                 --
   Class B                                                                                        --                 --
   Class C                                                                                        --                 --
   Class S                                                                                        --                 --
   Class Y                                                                                        --                 --
Net realized gain on investments:
   Class A                                                                                        --                 --
   Class B                                                                                        --                 --
   Class C                                                                                        --                 --
   Class S                                                                                        --                 --
   Class Y                                                                                        --                 --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                               --                 --
=======================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
   Proceeds from sales                                                                       160,663            159,656
   Payments for redemptions                                                                 (170,978)          (180,477)
   Shares issued in connection with the acquisition of Fund net assets                         2,429
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class A transactions                                              (7,886)           (20,821)
-----------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                           533                872
   Payments for redemptions                                                                   (1,796)            (2,522)
   Shares issued in connection with the acquisition of Fund net assets                           254
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                                              (1,009)            (1,650)
-----------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                         1,964              2,445
   Payments for redemptions                                                                   (4,764)            (6,687)
   Shares issued in connection with the acquisition of Fund net assets                           149
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class C transactions                                              (2,651)            (4,242)
-----------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                         4,103              8,680
   Payments for redemptions                                                                   (8,219)            (4,768)
   Shares issued in connection with the acquisition of Fund net assets                            43
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                   (4,073)             3,912
-----------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                       469,337            246,573
   Payments for redemptions                                                                 (243,349)          (249,505)
   Shares issued in connection with the acquisition of Fund net assets                        46,678
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                  272,666             (2,932)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                            257,047            (25,733)
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                      450,156           (157,887)
NET ASSETS AT BEGINNING OF PERIOD                                                            607,030            764,917
=======================================================================================================================
NET ASSETS AT END OF PERIOD                                                          $     1,057,186    $       607,030
=======================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                            $        10,297    $            (5)
=======================================================================================================================

(1) See note 7 in Notes to Financial Statements for additional information.
(2) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                            REALIZED AND
                                NET ASSET                     UNREALIZED       DIVIDENDS     DISTRIBUTIONS
                                    VALUE            NET           GAINS        FROM NET          FROM NET
                                BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT          REALIZED
                                OF PERIOD   INCOME (LOSS)    INVESTMENTS          INCOME             GAINS
----------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)
Class A
  2003 (2)                   $       7.33   $       0.06    $       1.60    $         --    $           --
  2002 (2)                           8.96             --           (1.63)             --                --
  2001 (2)(3)                       13.96           0.10           (3.63)          (0.10)            (1.37)
  2000 (2)(4)                       15.94          (0.03)          (0.42)          (0.10)            (1.43)
  1999 (5)                          12.42             --            4.26           (0.04)            (0.70)
  1998 (5)                          11.22           0.01            1.66           (0.07)            (0.40)
Class B
  2003 (2)                   $       6.85   $         --    $       1.49    $         --    $           --
  2002 (2)                           8.45          (0.06)          (1.54)             --                --
  2001 (2) (3)                      13.28           0.01           (3.43)          (0.07)            (1.34)
  2000 (2) (4)                      15.27          (0.10)          (0.42)          (0.07)            (1.40)
  1999 (5)                          11.97          (0.09)           4.09           (0.01)            (0.69)
  1998 (5)                          10.87          (0.08)           1.60           (0.02)            (0.40)
Class C (2)
  2003                       $       7.09   $         --    $       1.54    $         --    $           --
  2002                               8.75          (0.06)          (1.60)             --                --
  2001 (6)                           8.31           0.01            0.43              --                --
Class S
  2003 (2)                   $       7.31   $       0.04    $       1.63    $         --    $           --
  2002 (2)                           8.96           0.01           (1.66)             --                --
  2001 (2) (3)                      13.97          (0.04)          (3.50)          (0.10)            (1.37)
  2000 (2) (4)                      15.95          (0.03)          (0.42)          (0.10)            (1.43)
  1999 (5)                          12.43          (0.01)           4.27           (0.04)            (0.70)
  1998 (5)                          11.23             --            1.67           (0.07)            (0.40)
Class Y
  2003 (2)                   $       7.40   $       0.09    $       1.61    $         --    $           --
  2002 (2)                           9.03           0.03           (1.66)             --                --
  2001 (2) (3)                      14.03           0.07           (3.61)          (0.11)            (1.35)
  2000 (2) (4)                      15.97           0.01           (0.42)          (0.12)            (1.41)
  1999 (5)                          12.42           0.06            4.25           (0.06)            (0.70)
  1998 (5)                          11.21           0.04            1.67           (0.10)            (0.40)

(1) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American International Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

(2) Per share data calculated using average shares outstanding method.

(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) For the fiscal year ended November 30.

(6) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(8) In 2003, 0.14% of Class S share's and 0.13% of Class Y share's total return was a result of a reimbursement as described in note 7 to the Financial Statements by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class S and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

                                NET ASSET                                          RATIO OF
                                    VALUE                         NET ASSETS    EXPENSES TO
                                   END OF          TOTAL              END OF        AVERAGE
                                   PERIOD     RETURN (7)        PERIOD (000)     NET ASSETS
-------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)
Class A
  2003 (2)                   $       8.99       22.65%          $     39,251        1.60%
  2002 (2)                           7.33      (18.19)                37,232        1.60
  2001 (2)(3)                        8.96      (28.00)                64,907        1.49
  2000 (2)(4)                       13.96       (3.59)                 3,591        1.58
  1999 (5)                          15.94       36.62                  3,939        1.56
  1998 (5)                          12.42       15.33                  3,154        1.58
Class B
  2003 (2)                   $       8.34       21.75%          $      7,936        2.35%
  2002 (2)                           6.85      (18.94)                 7,459        2.35
  2001 (2) (3)                       8.45      (28.57)                10,857        2.17
  2000 (2) (4)                      13.28       (4.22)                   732        2.28
  1999 (5)                          15.27       35.65                    781        2.26
  1998 (5)                          11.97       14.48                    624        2.28
Class C (2)
  2003                       $       8.63       21.72%          $     10,439        2.35%
  2002                               7.09      (18.97)                11,027        2.35
  2001 (6)                           8.75        5.29                 17,806        1.48
Class S
  2003 (2)                   $       8.98       22.85%(8)       $      8,533        1.60%
  2002 (2)                           7.31      (18.42)                10,817        1.60
  2001 (2) (3)                       8.96      (28.03)                 9,461        1.46
  2000 (2) (4)                      13.97       (3.59)                16,373        1.58
  1999 (5)                          15.95       36.61                 11,307        1.56
  1998 (5)                          12.43       15.37                  8,058        1.58
Class Y
  2003 (2)                   $       9.10       22.97%(8)       $    991,027        1.35%
  2002 (2)                           7.40      (18.05)               540,495        1.35
  2001 (2) (3)                       9.03      (27.93)               661,886        1.23
  2000 (2) (4)                      14.03       (3.27)               122,329        1.28
  1999 (5)                          15.97       36.98                 92,778        1.26
  1998 (5)                          12.42       15.73                 60,647        1.28

                                                  RATIO OF             RATIO OF NET
                             RATIO OF NET      EXPENSES TO               INVESTMENT
                               INVESTMENT          AVERAGE            INCOME (LOSS)
                            INCOME (LOSS)       NET ASSETS           TO AVERAGE NET        PORTFOLIO
                               TO AVERAGE       (EXCLUDING        ASSETS (EXCLUDING         TURNOVER
                               NET ASSETS         WAIVERS)                 WAIVERS)             RATE
----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)
Class A
  2003 (2)                       0.77%            1.65%                0.72%                  82%
  2002 (2)                       0.04             1.66                (0.02)                  72
  2001 (2)(3)                    1.02             1.59                 0.92                   72
  2000 (2)(4)                   (0.26)            1.76                (0.44)                  90
  1999 (5)                      (0.01)            1.75                (0.20)                  94
  1998 (5)                       0.02             1.75                (0.15)                  89
Class B
  2003 (2)                       0.02%            2.40%               (0.03)%                 82%
  2002 (2)                      (0.68)            2.41                (0.74)                  72
  2001 (2) (3)                   0.06             2.27                (0.04)                  72
  2000 (2) (4)                  (0.96)            2.46                (1.14)                  90
  1999 (5)                      (0.71)            2.45                (0.90)                  94
  1998 (5)                      (0.70)            2.45                (0.87)                  89
Class C (2)
  2003                          (0.01)%           2.40%               (0.06)%                 82%
  2002                          (0.71)            2.41                (0.77)                  72
  2001 (6)                       4.15             1.48                 4.15                   72
Class S
  2003 (2)                       0.57%            1.65%                0.52%                  82%
  2002 (2)                       0.16             1.66                 0.10                   72
  2001 (2) (3)                  (0.33)            1.61                (0.48)                  72
  2000 (2) (4)                  (0.26)            1.76                (0.44)                  90
  1999 (5)                         --             1.75                (0.19)                  94
  1998 (5)                       0.01             1.75                (0.16)                  89
Class Y
  2003 (2)                       1.08%            1.40%                1.03%                  82%
  2002 (2)                       0.36             1.41                 0.30                   72
  2001 (2) (3)                   0.67             1.36                 0.54                   72
  2000 (2) (4)                   0.04             1.76                (0.44)                  90
  1999 (5)                       0.28             1.75                (0.21)                  94
  1998 (5)                       0.34             1.75                (0.13)                  89

SCHEDULE OF INVESTMENTS September 30, 2003

SMALL CAP GROWTH OPPORTUNITIES

DESCRIPTION                                                  SHARES       VALUE (000)
-------------------------------------------------------------------------------------
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 16.4%
4Kids Entertainment*                                        231,920   $         4,894
ACT Teleconferencing                                        579,730             1,287
Alliance Atlantis Communications, Cl B*                     373,160             6,028
Alliance Gaming*                                            134,130             2,720
AnnTaylor Stores*                                            67,410             2,167
Casual Male Retail Group*                                   530,080             3,917
CBRL Group                                                   50,390             1,788
Champion Enterprise*                                        307,690             1,954
Harris Interactive*                                         496,250             3,494
Kirkland's*                                                 140,470             2,252
Landry's Restaurants                                        156,000             3,214
Men's Wearhouse*                                            172,020             4,412
Mothers Work*                                               169,145             5,134
Multimedia Games*                                            77,210             2,810
Penn National Gaming*                                        71,160             1,517
Regent Communication*                                       462,320             2,820
Ruby Tuesday                                                 95,960             2,314
Saga Communications*                                        120,493             2,332
Sonic Automotive                                            167,670             4,034
Spanish Broadcasting System*                              1,114,275             9,471
Sports Authority*                                            75,500             2,375
The Wet Seal, Cl A*                                         285,350             2,868
Tommy Hilfiger*                                             216,070             2,573
Triarc Companies                                             61,910               623
Triarc Companies, CI B                                      123,820             1,288
                                                                      ---------------
                                                                               78,286
                                                                      ---------------
ENERGY - 5.8%
Cal Dive International*                                      72,470             1,409
Comstock Resources*                                         231,365             3,091
Grey Wolf*                                                  597,540             2,079
Harvest Natural Resources*                                  300,995             1,851
Horizon Offshore*                                           599,400             2,464
Maverick Tube*                                              134,800             2,092
Quicksilver Resources*                                      158,600             3,875
Remington Oil & Gas*                                        108,700             1,973
Rowan*                                                       42,440             1,043
Tetra Technologies*                                         182,450             3,762
Trico Marine Services*                                      434,800               917
Unit*                                                       126,925             2,391
Varco International*                                         43,880               742
                                                                      ---------------
                                                                               27,689
                                                                      ---------------
FINANCIALS - 2.9%
Friedman, Billings, Ramsey Group                            304,070             5,245
Local Financial*                                            207,650             3,715
PrivateBancorp                                               48,660             1,611
Scottish Annuity & Life Holdings                            124,360             3,003
                                                                      ---------------
                                                                               13,574
                                                                      ---------------
HEALTH CARE - 12.3%
Angiotech Pharmaceuticals*                                   33,350             1,456
Bio-Rad Laboratories, Cl A*                                  43,980             2,243
Encore Medical*                                             745,050             5,067
First Horizon Pharmaceutical*                               732,615             4,689
Hollis-Eden Pharmaceuticals*                                 96,340             2,347
Immucor*                                                     41,410             1,116
Inspire Pharmaceuticals*                                    218,100             3,751
Isolagen                                                    695,983             5,294
LifeCell*                                                   129,870   $           765
Martek Bioscience*                                           67,940             3,578
Neurocrine Biosciences*                                      65,180             3,228
Noven Pharmaceuticals*                                      173,895             1,982
Osteotech*                                                  119,840               982
POZEN*                                                      431,580             7,673
Select Medical*                                             173,500             4,997
Therasense*                                                 123,760             1,546
United Surgical Partners*                                   220,130             6,230
Viasys Healthcare*                                           85,030             1,718
                                                                      ---------------
                                                                               58,662
                                                                      ---------------
INDUSTRIALS - 11.6%
Allied Waste Industries*                                    285,880             3,087
Arbitron*                                                    49,720             1,755
Career Education*                                            46,010             2,084
Casella Waste Systems*                                      227,390             2,824
Circor International                                         92,770             1,781
Corinthian Colleges*                                         45,455             2,598
Delta Air Lines                                             115,030             1,530
Electronic Clearing House*                                  148,160             1,043
Exult*                                                      543,210             4,367
Integrated Alarm Services*                                  294,600             2,461
J.B. Hunt Transport Services*                                72,680             1,891
Marten Transport*                                            87,590             2,286
Mesa Air Group*                                             583,805             6,480
Navigant Consulting*                                        176,380             2,171
Northwest Airlines*                                         171,090             1,660
Pacer International*                                         96,200             1,917
Swift Transportation*                                       184,920             4,196
Terex*                                                       99,350             1,841
Wabash National*                                            593,760             9,470
                                                                      ---------------
                                                                               55,442
                                                                      ---------------
INFORMATION TECHNOLOGY - 37.5%
Aeroflex*                                                   571,990             5,062
Applied Films*                                              636,080            18,911
Arris Group*                                                705,070             4,054
Asyst Technologies*                                         591,790             8,326
ATMI*                                                        76,835             1,942
AudioCodes*                                                 579,680             4,348
August Technology*                                           85,320             1,215
BindView Development*                                       944,390             2,559
California Micro Devices*                                    86,390               631
Captiva Software*                                           231,590             1,735
Centillium Communications*                                  540,920             3,824
Ceragon Networks*                                            87,910               395
ChipPAC, Cl A*                                              496,145             2,922
Concur Technologies*                                        244,320             2,897
Digital Insight*                                            150,150             2,988
Digitas*                                                    516,195             3,748
Ditech Communications*                                      394,800             3,466
DSP Group*                                                  165,580             4,125
Extreme Networks*                                           313,750             1,980
Fairchild Semiconductor International, Cl A*                198,820             3,296
Genroco Warrants* (a)                                       103,794                --
Genus*                                                      764,948             3,152
Genus Warrants* (a)                                         116,158                --
Integrated Silicon Solution*                                421,370             4,193
JDA Software*                                                73,280             1,090
Lawson Software*                                            458,050             3,248

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                  SHARES       VALUE (000)
-------------------------------------------------------------------------------------
Lionbridge Technologies*                                    414,460   $         3,113
Microsemi*                                                   99,400             1,515
Microtune*                                                1,490,620             3,697
Midway Games*                                               837,700             2,480
Mykrolis*                                                   252,270             3,063
Neoware Systems*                                            248,560             4,243
Online Resources*                                           255,340             1,800
Open Text*                                                  124,280             4,242
Overland Storage*                                           383,125             5,651
Photon Dynamics*                                             57,360             1,672
Photronics*                                                 172,540             3,668
Radware*                                                    121,010             2,196
REMEC*                                                      235,170             2,399
Semtech*                                                     81,770             1,509
SkillSoft*                                                  342,750             2,553
Stellent*                                                   526,970             4,089
Sykes Enterprises*                                          312,150             2,066
Synaptics*                                                  361,670             3,892
Sypris Solutions                                            360,965             4,956
Take-Two Interactive Software*                              177,200             6,055
THQ*                                                         74,340             1,221
Tridium Warrant* (a) (b)                                     20,500                --
Tridium, Cl B (a) (b)                                       278,500               123
Tumbleweed Communications*                                  553,080             3,070
Ultimate Software Group*                                    510,300             4,312
Ultratech Stepper*                                           28,650               808
ValueClick*                                                 223,040             1,876
Verso Technologies*                                       2,013,340             7,550
VideoPropulsion* (a)                                        809,856                --
White Electronic Designs*                                   100,580             1,081
Zoran*                                                      171,891             3,352
                                                                      ---------------
                                                                              178,359
                                                                      ---------------
MATERIALS - 3.1%
Buckeye Technologies*                                       138,560             1,259
Century Aluminum*                                           352,005             3,819
Crown Holdings*                                             587,700             3,967
Headwaters*                                                 150,135             2,417
Silgan Holdings*                                            100,740             3,224
                                                                      ---------------
                                                                               14,686
                                                                      ---------------
TELECOMMUNICATION SERVICES - 3.3%
Covad Communications Group*                               1,349,910             7,465
General Communication*                                      388,905             3,236
Intrado*                                                    172,930             3,939
KVH Industries*                                              44,670             1,126
                                                                      ---------------
                                                                               15,766
                                                                      ---------------
TOTAL COMMON STOCKS
   (Cost $361,492)                                                            442,464
                                                                      ---------------
INVESTMENT COMPANIES - 1.7%
Oil Service HOLDRs Trust                                     39,735             2,286
iShares Nasdaq Biotechnology Index Fund                      81,970             5,881
                                                                      ---------------
TOTAL INVESTMENT COMPANIES
   (Cost $8,985)                                                                8,167
                                                                      ---------------
SHORT TERM INVESTMENTS - 6.3%
RELATED PARTY MONEY MARKET FUND - 6.3%
First American Prime Obligations Fund, Cl Z (c)          29,959,135            29,959
                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $29,959)                                                              29,959
                                                                      ---------------

DESCRIPTION                                               PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH PROCEEDS
 FROM SECURITIES LENDING - 26.9%
COMMERCIAL PAPER - 2.8%
Bluegrass
   1.190%, 05/18/04                                 $           495   $           495
CS First Boston
   1.415%, 10/01/03                                           1,981             1,981
Danske Bank
   1.508%, 12/22/03                                           1,981             1,981
Independent IV
   1.216%, 04/15/04                                           1,288             1,288
K2 USA
   1.020%, 12/01/03                                             989               989
Leafs
   1.339%, 04/20/04                                           1,367             1,367
Mitten Mortgage
   1.130%, 10/08/03                                           1,387             1,387
Mortgage Interest Network
   1.100%, 10/15/03                                             495               495
   1.130%, 12/02/03                                             989               989
Orchard Park
   1.245%, 04/06/04                                             198               198
   1.220%, 07/06/04                                           2,198             2,198
                                                                      ---------------
TOTAL COMMERCIAL PAPER                                                         13,368
                                                                      ---------------
CORPORATE OBLIGATIONS - 6.1%
Allstate Life Global
   1.092%, 08/16/04                                           1,981             1,981
Bank of Scotland
   1.100%, 03/05/04                                             991               991
Castle Hill III
   1.176%, 09/16/04                                             594               594
Deutsche Bank
   1.430%, 12/31/03                                             793               793
   1.340%, 03/22/04                                             991               991
General Electric Capital Corporation
   1.150%, 07/09/07                                             991               991
Halogen Fund
   1.150%, 10/03/03                                           4,121             4,121
Lloyd's Bank
   1.100%, 03/05/04                                           1,981             1,981
Metlife Global Funding
   1.130%, 09/15/04                                           1,189             1,189
   1.147%, 04/28/08                                             832               832
Monet Trust
   1.210%, 12/28/03                                           1,981             1,981
Residential Mortgage Securities
   1.140%, 09/11/04                                           1,486             1,486
Sigma Finance
   1.268%, 08/09/04                                           1,981             1,981
SMM Trust 2002-M
   1.140%, 09/23/04                                           3,319             3,319
Svenska Handlsbankn
   1.100%, 03/03/04                                           1,981             1,981
   1.100%, 03/15/04                                             357               357
Wells Fargo Bank
   1.050%, 10/17/03                                           1,981             1,981
   1.060%, 10/31/03                                           1,387             1,387
                                                                      ---------------
TOTAL CORPORATE OBLIGATIONS                                                    28,937
                                                                      ---------------

DESCRIPTION                                        SHARES/PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                        79,253   $            79
Merrill Lynch Premier Institutional Fund                    259,623               260
                                                                      ---------------
TOTAL MONEY MARKET FUNDS                                                          339
                                                                      ---------------
OTHER SHORT-TERM INVESTMENTS - 2.3%
Commonwealth Life
   1.430%, 10/01/03                                 $         1,000             1,000
General Electric Capital Assurance
   1.370%, 12/19/03                                             396               396
Liquid Funding
   1.130%, 8/23/04                                              990               990
   1.130%, 9/14/04                                              991               991
Premium Asset Trust 02-7
   0.110%, 06/01/04                                           2,952             2,952
Security Life Denver
   1.381%, 01/13/04                                           2,576             2,576
   1.490%, 03/15/04                                           1,981             1,981
                                                                      ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                             10,886
                                                                      ---------------
REPURCHASE AGREEMENTS - 15.6%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,964,706 (collateralized
   by Various securities:
   Total Market Value $4,043,730)                             3,963             3,963
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,953,480 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,052,436)                             4,953             4,953
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $614,232 (collateralized
   by U.S. Government Securities:
   Total Market Value $626,504)                                 614               614
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,585,118 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,664,367)                             1,585             1,585
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $990,694 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,010,478)                               991               991
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,962,777 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,041,912)                             3,963             3,963
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,925,592 (collateralized
   by Corporate Securities:
   Total Market Value $8,321,583)                             7,925             7,925
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,972,098
   (collateralized by Corporate Securities:
   Total Market Value $3,119,950)                             2,972             2,972

DESCRIPTION                                               PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,981,402 (collateralized
   by Various securities:
   Total Market Value $2,042,612)                   $         1,981   $         1,981
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $990,703 (collateralized
   by Various securities:
   Total Market Value $1,010,899)                               991               991
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,448,825 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,557,644)                             5,449             5,449
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,981,391 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,021,028)                             1,981             1,981
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,962,811 (collateralized
   by Various securities:
   Total Market Value $4,015,494)                             3,963             3,963
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,129,394 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,194,874)                             1,129             1,129
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,944,171 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,062,949)                             5,944             5,944
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $178,884 (collateralized
   by U.S. Government Securities:
   Total Market Value $182,525)                                 179               179
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $495,348 (collateralized
   by U.S. Government Securities:
   Total Market Value $505,268)                                 495               495
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,188,834 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,212,633)                             1,189             1,189
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,962,781 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,041,967)                             3,963             3,963
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,953,476 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,052,439)                             4,953             4,953
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,962,783 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $4,042,047)                             3,963             3,963

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                               PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,962,802
   (collateralized by Corporate Securities:
   Total Market Value $4,160,799)                   $         3,963   $         3,963
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,050,141 (collateralized
   by Asset-Backed Securities:
   Total Market Value $1,102,610)                             1,050             1,050
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,162,149 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $6,471,450)                             6,162             6,162
                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS                                                    74,321
                                                                      ---------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $127,851)                                                            127,851
                                                                      ---------------
TOTAL INVESTMENTS - 127.8%
   (Cost $528,287)                                                            608,441
                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - (27.8)%                                  (132,389)
                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                             $       476,052
                                                                      ---------------

* Non-income producing security

(a) Security is fair valued. As of September 30, 2003, the market value of these investments is $122,540 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid investments under guidelines established by the Board of Directors.

(c) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

SCHEDULE OF INVESTMENTS September 30, 2003

SMALL CAP SELECT

DESCRIPTION                                                  SHARES       VALUE (000)
-------------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 25.8%
A.C. Moore Arts & Crafts*                                   595,450   $        13,267
Abercrombie & Fitch*                                        716,640            19,858
Advanced Auto Parts*                                        172,260            12,213
ADVO*                                                       103,770             4,320
Alliance Atlantis Communications, Cl B*                     835,396            13,494
Anchor Glass Container*                                     190,040             3,098
AnnTaylor Stores*                                           223,460             7,182
Beazer Homes USA*                                            77,850             6,571
CBRL Group                                                  158,980             5,641
CSK Auto*                                                   459,750             7,089
Entercom Communications*                                     99,150             4,444
Fairmont Hotels & Resorts                                   230,220             5,928
Gaylord Entertainment*                                      435,600            10,694
Gray Television                                             612,320             7,152
Hancock Fabrics                                             514,060             8,112
Hearst-Argyle Television*                                   233,600             5,653
Jo-Ann Stores, Cl A*                                        213,250             5,950
Journal Communications*                                     107,170             1,774
Kirkland's*                                                 570,035             9,138
Lin TV, Cl A*                                               362,280             7,702
Marvel Enterprises*                                         554,450            12,336
Michael's Stores                                            293,100            11,947
O'Charley's*                                                194,500             2,884
O'Reilly Automotive*                                        152,238             5,598
Polaris Industries                                           85,050             6,306
Radio One*                                                  702,020            10,081
Ruby Tuesday                                                241,500             5,823
Ryland Group                                                 81,820             5,982
Sharper Image*                                              280,870             6,477
Sinclair Broadcast Group, Cl A*                             776,250             7,887
Sports Authority*                                           427,890            13,461
Standard Pacific                                            257,550             9,761
Station Casinos                                             228,760             7,000
TBC*                                                        123,440             3,092
The Wet Seal, Cl A*                                         989,150             9,941
WCI Communities*                                            533,080             8,796
Young Broadcasting, Cl A*                                   293,590             5,751
                                                                      ---------------
                                                                              292,403
                                                                      ---------------
CONSUMER STAPLES - 1.5%
American Italian Pasta*                                     217,750             8,425
Performance Food Group*                                     217,439             8,852
                                                                      ---------------
                                                                               17,277
                                                                      ---------------
ENERGY - 5.3%
FMC Technologies*                                           235,850             5,052
Pioneer Natural Resources*                                  322,315             8,206
Premcor*                                                    194,820             4,514
Ultra Petroleum*                                          1,506,800            21,020
Varco International*                                        901,600            15,246
Western Gas Resources                                       153,590             5,836
                                                                      ---------------
                                                                               59,874
                                                                      ---------------
FINANCIALS - 12.8%
Amerus Group                                                301,490            10,251
Bank of Bermuda                                             137,300             5,320
City National                                               111,800             5,697
Commerce Bancorp                                            563,050            26,976
Cullen/Frost Bankers                                        185,280             6,898
Everest Re Group                                             63,650   $         4,784
First Niagara Financial Group                               459,250             6,935
Hudson City Bancorp                                         495,350            15,277
Investors Financial Services                                370,440            11,632
Jefferies Group                                             602,308            17,316
Platinum Underwriter Holdings                               377,700            10,613
PMI Group                                                   158,170             5,338
Radian Group                                                188,375             8,364
RenaissanceRe Holdings                                      204,850             9,347
                                                                      ---------------
                                                                              144,748
                                                                      ---------------
HEALTH CARE - 11.7%
Accredo Health*                                              51,550             1,443
Cephalon*                                                   213,810             9,818
Cerner*                                                     153,140             4,727
Community Health Systems*                                   663,846            14,405
Covance*                                                    491,150            10,992
CTI Molecular Imaging*                                      636,150             9,396
Hollis-Eden Pharmaceuticals*                                288,900             7,038
Inveresk Research Group*                                    104,850             2,081
Medicis, Cl A                                                92,800             5,438
Mid-Atlantic Medical Services*                               83,850             4,312
NPS Pharmaceuticals*                                        312,880             8,714
Omnicare                                                    265,685             9,581
Osteotech*                                                  435,150             3,564
Pharmaceutical Product Development*                         340,490             8,168
Respironics*                                                166,519             6,957
Techne*                                                     118,580             3,770
Triad Hospitals*                                            535,265            16,208
United Surgical Partners*                                   221,220             6,261
                                                                      ---------------
                                                                              132,873
                                                                      ---------------
INDUSTRIALS - 15.8%
Albany International, Cl A                                  400,950            12,365
Alliant Techsystems*                                        248,370            11,934
Allied Waste Industries*                                    852,000             9,202
Chicago Bridge & Iron                                       238,500             6,478
Heartland Express                                           243,500             5,849
Integrated Alarm Services*                                1,154,070             9,641
Kennametal                                                  233,100             8,718
Mercury Computer Systems*                                   377,500             8,052
Mesa Air Group*                                             442,900             4,916
MTC Technologies*                                           458,330            10,633
Navigant Consulting*                                        454,400             5,594
Navistar International*                                     401,110            14,953
Pacer International*                                        189,650             3,780
Republic Services                                           339,550             7,687
Ryder System                                                191,600             5,618
Shaw Group*                                                 849,870             8,932
Swift Transportation*                                       406,150             9,216
Triumph Group*                                              247,600             7,378
United Defense Industries*                                  284,590             8,079
URS*                                                        167,930             3,258
Waste Connections*                                          316,310            11,099
Werner Enterprises                                          236,950             5,428
                                                                      ---------------
                                                                              178,810
                                                                      ---------------
INFORMATION TECHNOLOGY - 22.3%
Aeroflex*                                                 1,032,224             9,135
ATI Technologies*                                           414,530             6,156
ATMI*                                                       349,622             8,835

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                        SHARES/PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
BearingPoint*                                             1,921,530   $        15,334
BMC Software*                                               535,500             7,459
Borland Software*                                         1,203,340            11,083
Brooks Automation*                                          111,440             2,329
Cabot Microelectronics*                                      65,050             3,626
Cognizant Technology Solutions*                             193,430             7,055
Credence Systems*                                         1,035,963            11,914
Cypress Semiconductor*                                      266,740             4,716
Fairchild Semiconductor International, Cl A*                361,490             5,993
Inforte*                                                    537,690             4,517
Internet Security Systems*                                1,017,050            12,713
IXYS*                                                       387,779             3,633
J2 Global Communications*                                   110,810             4,192
Logitech International*                                     182,640             5,662
Mykrolis*                                                   653,128             7,929
Open Text*                                                  504,810            17,229
Polycom*                                                    403,940             6,709
Powerwave Technologies*                                     448,350             2,968
Research in Motion*                                         385,600            14,730
Semtech*                                                    581,360            10,732
SERENA Software*                                            447,310             8,320
Take-Two Interactive Software*                              515,271            17,607
TIBCO Software*                                           2,161,990            11,567
TriZetto Group*                                             351,400             2,354
UNOVA*                                                      395,750             5,798
Varian Semiconductor Equipment Associates*                  132,780             4,973
Vastera*                                                    565,589             2,907
Verity*                                                     617,600             8,072
Zoran*                                                      283,850             5,535
                                                                      ---------------
                                                                              251,782
                                                                      ---------------
MATERIALS - 2.4%
Bowater                                                     225,600             9,489
Massey Energy                                               615,250             8,183
Methanex                                                    675,080             6,319
Steel Dynamics*                                             186,400             2,822
                                                                      ---------------
                                                                               26,813
                                                                      ---------------
TELECOMMUNICATION SERVICES - 0.5%
General Communication*                                      680,950             5,665
                                                                      ---------------
TOTAL COMMON STOCKS
   (Cost $958,443)                                                          1,110,245
                                                                      ---------------
SHORT TERM INVESTMENTS - 4.5%
RELATED PARTY MONEY MARKET FUND - 4.5%
First American Prime Obligations Fund, Cl Z (a)          50,660,012            50,660
                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $50,660)                                                              50,660
                                                                      ---------------
INVESTMENT PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 48.6%
COMMERCIAL PAPER - 5.1%
Bluegrass
   1.190%, 05/18/04                                 $         2,135             2,135
CS First Boston
   1.415%, 10/01/03                                           8,539             8,539
Danske Bank
   1.508%, 12/22/03                                           8,539             8,539
Independent IV
   1.216%, 04/15/04                                           5,551             5,551
K2 USA
   1.020%, 12/01/03                                           4,262             4,262
Leafs
   1.339%, 04/20/04                                 $         5,892   $         5,892
Mitten Mortgage
   1.130%, 10/08/03                                           5,976             5,976
Mortgage Interest Network
   1.100%, 10/15/03                                           2,134             2,134
   1.130%, 12/02/03                                           4,262             4,262
Orchard Park
   1.245%, 04/06/04                                             854               854
   1.220%, 07/06/04                                           9,474             9,474
                                                                      ---------------
TOTAL COMMERCIAL PAPER                                                         57,618
                                                                      ---------------
CORPORATE OBLIGATIONS - 11.0%
Allstate Life Global
   1.092%, 08/16/04                                           8,540             8,540
Bank of Scotland
   1.100%, 03/05/04                                           4,270             4,270
Castle Hill III
   1.176%, 09/16/04                                           2,562             2,562
Deutsche Bank
   1.430%, 12/31/03                                           3,416             3,416
   1.340%, 03/22/04                                           4,270             4,270
General Electric Capital Corporation
   1.150%, 07/09/07                                           4,271             4,271
Halogen Fund
   1.150%, 10/03/03                                          17,761            17,761
Lloyd's Bank
   1.100%, 03/05/04                                           8,539             8,539
Metlife Global Funding
   1.130%, 09/15/04                                           5,122             5,122
   1.147%, 04/28/08                                           3,587             3,587
Monet Trust
   1.210%, 12/28/03                                           8,540             8,540
Residential Mortgage Securities
   1.140%, 09/11/04                                           6,405             6,405
Sigma Finance
   1.268%, 08/09/04                                           8,538             8,538
SMM Trust 2002-M
   1.140%, 09/23/04                                          14,304            14,304
Svenska Handlsbankn
   1.100%, 03/03/04                                           8,539             8,539
   1.100%, 03/15/04                                           1,537             1,537
Wells Fargo Bank
   1.050%, 10/17/03                                           8,539             8,539
   1.060%, 10/31/03                                           5,978             5,978
                                                                      ---------------
TOTAL CORPORATE OBLIGATIONS                                                   124,718
                                                                      ---------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                       341,581               341
Merrill Lynch Premier Institutional Fund                  1,118,979             1,119
                                                                      ---------------
TOTAL MONEY MARKET FUNDS                                                        1,460
                                                                      ---------------
OTHER SHORT-TERM INVESTMENTS - 4.1%
Commonwealth Life
   1.430%, 10/01/03                                           4,311             4,311
General Electric Capital Assurance
   1.370%, 12/19/03                                           1,708             1,708
Liquid Funding
   1.130%, 8/23/04                                            4,268             4,268
   1.130%, 9/14/04                                            4,269             4,269
Premium Asset Trust 02-7
   0.110%, 06/01/04                                          12,724            12,724
Security Life Denver
   1.381%, 01/13/04                                          11,101            11,101
   1.490%, 03/15/04                                           8,540             8,540
                                                                      ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                             46,921
                                                                      ---------------

DESCRIPTION                                               PAR (000)       VALUE (000)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 28.3%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,087,912
   (collateralized by Various securities:
   Total Market Value $17,428,505)                  $        17,079   $        17,079
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,349,536 (collateralized
   by U.S. Government Securities:
   Total Market Value $21,776,038)                           21,349            21,349
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,647,342 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,700,238)                             2,647             2,647
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,831,872 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $7,173,434)                             6,832             6,832
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,269,900 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,355,167)                             4,270             4,270
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,079,600 (collateralized
   by U.S. Government Securities :
   Total Market Value $17,420,670)                           17,079            17,079
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $34,159,359 (collateralized
   by Corporate Securities:
   Total Market Value $35,866,084)                           34,158            34,158
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,809,767
   (collateralized by Corporate Securities:
   Total Market Value $13,447,007)                           12,809            12,809
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,539,859
   (collateralized by Various securities:
   Total Market Value $8,803,672)                             8,539             8,539
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,269,936
   (collateralized by Various securities:
   Total Market Value $4,356,984)                             4,270             4,270
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $23,484,476 (collateralized
   by U.S. Government Securities:
   Total Market Value $23,953,488)                           23,484            23,484
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,539,812 (collateralized
   by U.S. Government Securities:
   Total Market Value $8,710,645)                             8,540             8,540
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,079,746
   (collateralized by Various securities:
   Total Market Value $17,306,809)                  $        17,079   $        17,079
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,867,696 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $5,149,917)                             4,868             4,868
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $25,619,422 (collateralized
   by U.S. Government Securities:
   Total Market Value $26,131,357)                           25,619            25,619
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $770,991 (collateralized
   by U.S. Government Securities:
   Total Market Value $786,686)                                 771               771
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,134,952 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,177,707)                             2,135             2,135
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,123,884 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,226,456)                             5,124             5,124
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,079,614 (collateralized
   by U.S. Government Securities:
   Total Market Value $17,420,909)                           17,079            17,079
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,349,518 (collateralized
   by U.S. Government Securities:
   Total Market Value $21,776,048)                           21,349            21,349
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,079,624 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $17,421,254)                           17,079            17,079
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,079,708 (collateralized
   by Corporate Securities:
   Total Market Value $17,933,077)                           17,079            17,079
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,526,116 (collateralized
   by Asset-Backed Securities:
   Total Market Value $4,752,256)                             4,526             4,526
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $26,558,909 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $27,891,999)                           26,558            26,558
                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS                                                   320,322
                                                                      ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               VALUE (000)
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $551,039)                                                    $       551,039
                                                                      ---------------
TOTAL INVESTMENTS - 151.2%
   (Cost $1,560,142)                                                        1,711,944
                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - (51.2)%                                  (580,057)
                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                             $     1,131,887
                                                                      ---------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
Cl - Class

SCHEDULE OF INVESTMENTS September 30, 2003

SMALL CAP VALUE FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 14.7%
A.C. Moore Arts & Crafts*                                                    234,100   $       5,216
ADVO*                                                                         54,550           2,271
Ashworth*                                                                    452,100           3,133
Cooper Tire & Rubber                                                         208,340           3,306
CSK Auto*                                                                    163,600           2,523
D.R. Horton                                                                  152,076           4,973
Fairmont Hotels & Resorts                                                    100,280           2,582
Information Holdings*                                                         78,500           1,572
Isle of Capri Casinos*                                                       131,290           2,601
La Quinta (REIT)*                                                            447,260           2,786
Lin TV, Cl A*                                                                112,110           2,383
LodgeNet Entertainment*                                                      370,210           5,738
ProQuest*                                                                    344,960           9,072
Regis                                                                        203,700           6,539
R.H. Donnelley*                                                               59,860           2,419
Ruby Tuesday                                                                 104,010           2,508
Stanley Furniture                                                             18,749             572
Steiner Leisure*                                                             272,000           5,212
Tower Automotive*                                                            800,800           3,604
West Marine*                                                                  88,100           1,678
                                                                                       -------------
                                                                                              70,688
                                                                                       -------------
CONSUMER STAPLES - 1.3%
Dean Foods*                                                                  134,550           4,175
International Multifoods*                                                     93,300           2,179
                                                                                       -------------
                                                                                               6,354
                                                                                       -------------
ENERGY - 4.4%
Brigham Exploration*                                                         308,560           2,098
Comstock Resources*                                                          190,700           2,548
Evergreen Resources*                                                         183,100           4,944
Forest Oil*                                                                   67,520           1,617
General Maritime*                                                            110,450           1,264
Key Energy Services*                                                         195,100           1,883
Newfield Exploration*                                                         65,580           2,529
Newpark Resources*                                                           485,850           2,089
Tsakos Energy Navigation                                                     142,100           2,032
                                                                                       -------------
                                                                                              21,004
                                                                                       -------------
FINANCIALS - 28.0%
Allmerica Financial*                                                          59,370           1,414
American Capital Strategies                                                  198,020           4,923
Astoria Financial                                                            165,850           5,125
Camden Property Trust (REIT)                                                  64,260           2,469
Capitol Bancorp                                                               89,900           2,405
CBL & Associates Properties (REIT)                                           108,900           5,434
Chelsea Property Group (REIT)                                                 55,820           2,674
City National                                                                103,600           5,279
Community First Bankshares                                                   161,820           4,277
Corporate Office Properties Trust (REIT)                                     274,100           5,074
Downey Financial                                                              23,100           1,079
E*TRADE Group*                                                               380,210           3,521
Federal Agricultural Mortgage, Cl C*                                          76,750           2,072
First Republic Bank                                                          275,920           8,507
Glenborough Realty Trust (REIT)                                              109,210           2,060
Greater Bay Bancorp                                                          168,700           3,509
Highwoods Properties (REIT)                                                   95,000           2,267
Horace Mann Educators                                                         83,610           1,213
Lexington Corporate Properties Trust (REIT)                                  187,886           3,600
Local Financial*                                                             217,600   $       3,893
Markel*                                                                       14,150           3,778
National Commerce Financial                                                  118,100           2,938
Newcastle Investment                                                         107,500           2,471
Pan Pacific Retail Properties (REIT)                                          44,600           1,918
Philadelphia Consolidated Holding*                                           131,100           6,057
Phoenix Companies                                                            259,900           3,002
Platinum Underwriter Holdings                                                 82,400           2,315
Protective Life                                                              222,100           6,630
PS Business Parks (REIT)                                                      80,850           3,051
Radian Group                                                                 286,578          12,724
Redwood Trust (REIT)                                                         110,070           4,667
RLI                                                                           72,950           2,402
Sterling Bancshares                                                          290,800           3,469
Texas Capital Bancshares*                                                    193,160           2,360
Umpqua Holdings                                                              100,690           1,916
Windrose Medical Properties Trust (REIT)                                     303,300           3,549
                                                                                       -------------
                                                                                             134,042
                                                                                       -------------
HEALTH CARE - 7.2%
Abgenix*                                                                     109,910           1,593
Cooper                                                                       111,400           4,540
Cytyc*                                                                       714,550          10,747
Natus Medical*                                                               531,500           2,392
Province Healthcare*                                                         461,400           5,975
Renal Care*                                                                  103,880           3,548
Res-Care*                                                                    131,400           1,012
Serologicals*                                                                359,450           4,727
                                                                                       -------------
                                                                                              34,534
                                                                                       -------------
INDUSTRIALS - 19.1%
Alliant Techsystems*                                                         128,025           6,152
American Woodmark                                                             51,070           2,286
Barnes Group                                                                 112,500           2,920
C&D Technologies                                                             116,200           2,198
Dollar Thrifty Automotive*                                                   117,450           2,668
ExpressJet Holdings*                                                         431,000           5,948
Integrated Alarm Services*                                                   404,260           3,377
ITT Educational Services*                                                    174,700           8,372
Landstar*                                                                     89,600           5,467
L.B. Foster*                                                                 254,000           1,455
Mercury Computer Systems*                                                     34,150             728
Moog, Cl A*                                                                  233,900           9,169
NCO Group*                                                                   244,000           5,727
Oshkosh Truck                                                                 68,000           2,693
Pacer International*                                                         136,270           2,716
Pentair                                                                       76,300           3,042
School Specialty*                                                            329,800           9,304
Simpson Manufacturing*                                                        56,970           2,329
Teletech Holdings*                                                           280,100           1,779
Tredegar                                                                     110,600           1,665
Wabash National*                                                              81,640           1,302
Waste Connections*                                                           181,700           6,376
York International                                                           113,280           3,918
                                                                                       -------------
                                                                                              91,591
                                                                                       -------------
INFORMATION TECHNOLOGY - 11.9%
3Com*                                                                        275,000           1,622
Actel*                                                                       230,600           5,527
Advanced Digital Information*                                                169,800           2,381
Andrew*                                                                      179,773           2,209

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
BARRA*                                                                       138,700   $       5,208
Black Box                                                                     47,050           1,873
Carreker*                                                                    526,000           4,234
CommScope*                                                                    96,950           1,169
DSP Group*                                                                    71,560           1,783
Electronics for Imaging*                                                      47,370           1,105
Hyperion Solutions*                                                           66,300           1,914
Iomega*                                                                       42,000             468
JDA Software*                                                                147,100           2,187
Maxtor*                                                                      580,790           7,068
Mykrolis*                                                                    325,700           3,954
Nassda*                                                                      192,150           1,512
Open Text*                                                                    78,830           2,690
RadiSys*                                                                     293,600           5,297
SERENA Software*                                                              66,600           1,239
THQ*                                                                         167,200           2,745
Vastera*                                                                     181,250             932
                                                                                       -------------
                                                                                              57,117
                                                                                       -------------
MATERIALS - 5.0%
Crown Holdings*                                                              308,340           2,081
FMC*                                                                          90,700           2,286
Georgia Gulf                                                                 200,700           4,686
Gibraltar Steel                                                               96,300           2,122
GrafTech International*                                                      345,070           2,761
Headwaters*                                                                  156,650           2,522
Louisiana Pacific*                                                           304,200           4,192
Millennium Chemicals*                                                        226,710           2,165
Quanex                                                                        34,100           1,146
                                                                                       -------------
                                                                                              23,961
                                                                                       -------------
TELECOMMUNICATION SERVICES - 0.5%
General Communication*                                                       283,380           2,358
                                                                                       -------------
UTILITIES - 5.5%
AGL Resources                                                                 70,300           1,980
Black Hills                                                                  113,350           3,498
CLECO                                                                        168,100           2,747
CMS Energy*                                                                  285,170           2,102
New Jersey Resources                                                          63,900           2,303
NSTAR                                                                         76,410           3,629
PNM Resources                                                                 85,550           2,399
Unisource Energy Holding                                                     397,900           7,568
                                                                                       -------------
                                                                                              26,226
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $366,772)                                                                           467,875
                                                                                       -------------
SHORT TERM INVESTMENTS - 2.2%
RELATED PARTY MONEY MARKET FUND - 2.2%
First American Prime Obligations Fund, Cl Z (a)                           10,341,375          10,341
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $10,341)                                                                             10,341
                                                                                       -------------
INVESTMENT PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 35.4%
COMMERCIAL PAPER - 3.7%
Bluegrass
   1.190%, 05/18/04                                             $                659             659
CS First Boston
   1.415%, 10/01/03                                                            2,638           2,638
Danske Bank
   1.508%, 12/22/03                                             $              2,638   $       2,638
Independent IV
   1.216%, 04/15/04                                                            1,715           1,715
K2 USA
   1.020%, 12/01/03                                                            1,316           1,316
Leafs
   1.339%, 04/20/04                                                            1,820           1,820
Mitten Mortgage
   1.130%, 10/08/03                                                            1,846           1,846
Mortgage Interest Network
   1.100%, 10/15/03                                                              659             659
   1.130%, 12/02/03                                                            1,316           1,316
Orchard Park
   1.245%, 04/06/04                                                              264             264
   1.220%, 07/06/04                                                            2,926           2,926
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        17,797
                                                                                       -------------
CORPORATE OBLIGATIONS - 8.0%
Allstate Life Global
   1.092%, 08/16/04                                                            2,638           2,638
Bank of Scotland
   1.100%, 03/05/04                                                            1,319           1,319
Castle Hill III
   1.176%, 09/16/04                                                              791             791
Deutsche Bank
   1.430%, 12/31/03                                                            1,055           1,055
   1.340%, 03/22/04                                                            1,319           1,319
General Electric Capital Corporation
   1.150%, 07/09/07                                                            1,319           1,319
Halogen Fund
   1.150%, 10/03/03                                                            5,486           5,486
Lloyd's Bank
   1.100%, 03/05/04                                                            2,638           2,638
Metlife Global Funding
   1.130%, 09/15/04                                                            1,582           1,582
   1.147%, 04/28/08                                                            1,108           1,108
Monet Trust
   1.210%, 12/28/03                                                            2,638           2,638
Residential Mortgage Securities
   1.140%, 09/11/04                                                            1,978           1,978
Sigma Finance
   1.268%, 08/09/04                                                            2,637           2,637
SMM Trust 2002-M
   1.140%, 09/23/04                                                            4,418           4,418
Svenska Handlsbankn
   1.100%, 03/03/04                                                            2,638           2,638
   1.100%, 03/15/04                                                              475             475
Wells Fargo Bank
   1.050%, 10/17/03                                                            2,638           2,638
   1.060%, 10/31/03                                                            1,846           1,846
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   38,523
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        105,510             105
Merrill Lynch Premier Institutional Fund                                     345,640             345
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         450
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.0%
Commonwealth Life
   1.430%, 10/01/03                                                            1,332           1,332
General Electric Capital Assurance
   1.370%, 12/19/03                                                              528             528

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Liquid Funding
   1.130%, 8/23/04                                              $              1,319   $       1,319
   1.130%, 9/14/04                                                             1,319           1,319
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            3,930           3,930
Security Life Denver
   1.381%, 01/13/04                                                            3,429           3,429
   1.490%, 03/15/04                                                            2,638           2,638
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            14,495
                                                                                       -------------
REPURCHASE AGREEMENTS - 20.6%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,278,273 (collateralized
   by Various securities:
   Total Market Value $5,383,479)                                              5,276           5,276
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,594,644 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,726,386)                                              6,594           6,594
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $817,736 (collateralized
   by U.S. Government Securities:
   Total Market Value $834,075)                                                  818             818
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,110,292 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $2,215,797)                                              2,110           2,110
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,318,927 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,345,265)                                              1,319           1,319
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,275,706 (collateralized
   by U.S. Government Securities :
   Total Market Value $5,381,059)                                              5,276           5,276
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,551,461
   (collateralized by Corporate Securities:
   Total Market Value $11,078,650)                                            10,551          10,551
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,956,800 (collateralized
   by Corporate Securities:
   Total Market Value $4,153,637)                                              3,957           3,957
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,637,871 (collateralized
   by Various securities:
   Total Market Value $2,719,360)                                              2,638           2,638
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,318,938 (collateralized
   by Various securities:
   Total Market Value $1,345,826)                                              1,319           1,319
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,254,104 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,398,977)                                   $          7,254   $       7,254
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,637,857 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,690,625)                                              2,638           2,638
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,275,751 (collateralized
   by Various securities:
   Total Market Value $5,345,888)                                              5,276           5,276
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,503,579 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,590,754)                                              1,504           1,504
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,913,566 (collateralized
   by U.S. Government Securities:
   Total Market Value $8,071,697)                                              7,913           7,913
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $238,151 (collateralized
   by U.S. Government Securities:
   Total Market Value $242,999)                                                  238             238
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $659,464 (collateralized
   by U.S. Government Securities:
   Total Market Value $672,670)                                                  659             659
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,582,713 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,614,397)                                              1,583           1,583
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,275,710 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,381,133)                                              5,275           5,275
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,594,638 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,726,389)                                              6,594           6,594
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,275,713 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $5,381,239)                                              5,276           5,276
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,275,739 (collateralized
   by Corporate Securities:
   Total Market Value $5,539,336)                                              5,275           5,275

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,398,069 (collateralized
   by Asset-Backed Securities:
   Total Market Value $1,467,921)                               $              1,398   $       1,398
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,203,763 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $8,615,541)                                              8,203           8,203
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   98,944
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
 FROM SECURITIES LENDING

 (Cost $170,209)                                                                             170,209
                                                                                       -------------
TOTAL INVESTMENTS - 135.2%

   (Cost $547,322)                                                                           648,425
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (35.2)%                                                 (168,898)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     479,527
                                                                                       -------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except for per share data

                                                                 SMALL CAP GROWTH       SMALL CAP       SMALL CAP
                                                               OPPORTUNITIES FUND     SELECT FUND      VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+             $          578,482   $   1,661,284   $     638,084
Investments in affiliated securities, at value**                           29,959          50,660          10,341
Cash                                                                          993              71           1,452
Dividends and interest receivable                                             155             213             491
Capital shares sold                                                         1,733             711             663
Receivable for investment securities sold                                   2,999           5,347           2,898
Prepaid expenses and other assets                                              37              32              16
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              614,358       1,718,318         653,945
=================================================================================================================
LIABILITIES:
Capital shares redeemed                                                     1,909           2,899           2,354
Payable upon return of securities loaned                                  127,851         551,039         170,209
Payable for investment securities purchased                                 7,920          31,549           1,443
Payable for advisory, co-administration, and custodian fees                   600             905             390
Distribution and shareholder servicing fees                                    25              37              21
Accrued expense and other liabilities                                           1               2               1
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         138,306         586,431         174,418
=================================================================================================================
NET ASSETS                                                     $          476,052   $   1,131,887   $     479,527
=================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                              $          407,372   $   1,009,602   $     371,932
Accumulated net investment income (loss)                                       (3)             (2)            144
Accumulated net realized gain (loss)                                      (11,471)        (29,515)          6,348
Unrealized appreciation of investments                                     80,154         151,802         101,103
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $          476,052   $   1,131,887   $     479,527
=================================================================================================================
  * Investments in unaffiliated securities, at cost            $          498,328   $   1,509,482   $     536,981
  ** Investments in affiliated securities, at cost             $           29,959   $      50,660   $      10,341
  +Including securities loaned, at value                       $          117,433   $     527,212   $     162,683

CLASS A:
Net assets                                                     $           81,999   $      73,445   $      32,416
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                  3,736           5,060           2,270
Net asset value and redemption price per share                 $            21.95   $       14.52   $       14.28
Maximum offering price per share (1)                           $            23.23   $       15.37   $       15.11
CLASS B:
Net assets                                                     $            6,441   $      11,541   $      12,560
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                    306             860             924
Net asset value, offering price, and redemption price
  per share (2)                                                $            21.05   $       13.42   $       13.60
CLASS C:
Net assets                                                     $            1,529   $      11,128   $       4,354
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                     71             777             317
Net asset value and redemption price per share (2)             $            21.65   $       14.32   $       13.74
Maximum offering price per share (3)                           $            21.87   $       14.46   $       13.88
CLASS S:
Net assets                                                     $            3,694   $      11,627   $       1,351
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                    168             803              95
Net asset value, offering price, and redemption
  price per share                                              $            21.95   $       14.49   $       14.27
CLASS Y:
Net assets                                                     $          382,389   $   1,024,146   $     428,846
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                 16,843          68,365          29,697
Net asset value, offering price, and redemption price
  per share                                                    $            22.70   $       14.98   $       14.44

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
 (2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
 (3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                                 SMALL CAP GROWTH       SMALL CAP       SMALL CAP
                                                               OPPORTUNITIES FUND     SELECT FUND      VALUE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated securities                            $              189   $         626   $         247
Dividends                                                                     698           3,224           4,935
Less: Foreign taxes withheld                                                   (1)            (15)             --
Securities lending                                                            102             224             115
Other income                                                                   19             188              92
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     1,007           4,247           5,389
=================================================================================================================
EXPENSES:
Investment advisory fees                                                    4,510           6,036           2,998
Co-administration fees and expenses (including per account
  transfer agency fees)                                                       909           2,372           1,175
Custodian fees                                                                 32              86              43
Directors' fees                                                                 5              14               7
Registration fees                                                              45              26              25
Professional fees                                                              11              32              14
Printing                                                                       11              32              15
Other                                                                           8              21              13
Distribution and shareholder servicing fees - Class A                         144             129              71
Distribution and shareholder servicing fees - Class B                          46              81             119
Distribution and shareholder servicing fees - Class C                           5              75              42
Shareholder servicing fees - Class S                                            7              25               2
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              5,733           8,929           4,524
=================================================================================================================
Less: Fee waivers                                                            (119)           (341)            (93)
-----------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                          5,614           8,588           4,431
=================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                             (4,607)         (4,341)            958
=================================================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NET:
Net realized gain on investments                                           10,572          67,050          10,221
Net change in unrealized appreciation or depreciation of
  investments                                                             139,419         220,321          94,923
-----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                   149,991         287,371         105,144
=================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $          145,384   $     283,030   $     106,102
=================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                        SMALL CAP GROWTH                    SMALL CAP               SMALL CAP
                                                      OPPORTUNITIES FUND                  SELECT FUND              VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                       10/1/02      10/1/01      10/1/02      10/1/01      10/1/02     10/1/01
                                                            TO           TO           TO           TO           TO          TO
                                                       9/30/03      9/30/02      9/30/03      9/30/02      9/30/03     9/30/02
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                      $   (4,607)  $   (4,747) $    (4,341)  $   (2,747)  $      958  $      359
Net realized gain (loss) on investments                 10,572      (14,699)      67,050      (14,145)      10,221      (4,026)
Net change in unrealized appreciation or
  depreciation of investments                          139,419      (38,629)     220,321      (37,514)      94,923         595
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      145,384      (58,075)     283,030      (54,406)     106,102      (3,072)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                  --           --           --           --           (8)         (9)
   Class Y                                                  --           --           --           --         (615)       (232)
Net realized gain on investments:
   Class A                                                  --           --           --       (1,300)          --      (4,957)
   Class B                                                  --           --           --         (158)          --      (1,853)
   Class C                                                  --           --           --           --           --        (685)
   Class S                                                  --           --           --         (450)          --          --
   Class Y                                                  --           --           --      (21,686)          --     (60,108)
Tax return of capital:
   Class A                                                  --          (79)          --           --           --          (9)
   Class B                                                  --           (7)          --           --           --          (4)
   Class C                                                  --           --           --           --           --          (2)
   Class S                                                  --           (4)          --           --           --          --
   Class Y                                                  --         (367)          --           (1)          --        (125)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --         (457)          --      (23,595)        (623)    (67,984)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                  55,667       66,579       16,194       29,998        6,374      15,440
   Reinvestment of distributions                            --           74           --        1,251            8       4,903
   Payments for redemptions                            (44,245)     (54,278)     (15,339)      (7,318)      (8,061)    (22,134)
   Shares issued in connection with the
     acquisition of Fund net assets                         --           --       20,525           --           --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class A transactions                                  11,422       12,375       21,380       23,931       (1,679)     (1,791)
------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                   1,532        2,871        1,801        4,926          917       2,929
   Reinvestment of distributions                            --            5           --          151           --       1,829
   Payments for redemptions                               (959)        (887)      (1,370)      (1,319)      (3,127)     (2,742)
   Shares issued in connection with the
     acquisition of Fund net assets                         --           --        3,570           --           --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                             573        1,989        4,001        3,758       (2,210)      2,016
------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                   1,218          547        3,292        4,274          839       1,961
   Reinvestment of distributions                            --           --           --           --           --         680
   Payments for redemptions                               (195)        (191)      (1,945)        (331)      (2,299)     (1,345)
   Shares issued in connection with the
     acquisition of Fund net assets                         --           --        3,933           --           --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                           1,023          356        5,280        3,943       (1,460)      1,296
------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                   1,143        1,231        5,478        8,056          776         554
   Reinvestment of distributions                            --            3           --          414           --          --
   Payments for redemptions                               (797)        (822)      (4,898)      (3,379)        (127)        (30)
   Shares issued in connection with the
     acquisition of Fund net assets                         --           --          494           --           --          --
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions           346          412        1,074        5,091          649         524
------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                 126,507       38,639      240,050      215,508       61,916     115,959
   Reinvestment of distributions                            --          334           --       17,900          486      50,436
   Payments for redemptions                            (68,542)     (52,763)    (186,907)     (54,921)     (96,256)   (170,110)
   Shares issued in connection with the
     acquisition of Fund net assets                         --           --      182,343           --           --          --
   Shares issued in connection with the
     acquisition of Common Trust Fund net assets            --           --      129,674           --           --          --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                          57,965      (13,790)     365,160      178,487      (33,854)     (3,715)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                    71,329        1,342      396,895      215,210      (38,554)     (1,670)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                216,713      (57,190)     679,925      137,209       66,925     (72,726)
NET ASSETS AT BEGINNING OF PERIOD                      259,339      316,529      451,962      314,753      412,602     485,328
==============================================================================================================================
NET ASSETS AT END OF PERIOD                         $  476,052   $  259,339  $ 1,131,887   $  451,962   $  479,527  $  412,602
==============================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS)            $       (3)  $       --  $        (2)  $       (2)  $      144  $       28
==============================================================================================================================

(1)  See Note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                           REALIZED AND
                               NET ASSET                     UNREALIZED      DIVIDENDS                   DISTRIBUTIONS
                                   VALUE             NET          GAINS       FROM NET    DISTRIBUTIONS           FROM
                               BEGINNING      INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET      RETURN OF
                               OF PERIOD   INCOME (LOSS)    INVESTMENTS         INCOME   REALIZED GAINS        CAPITAL
----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
  OPPORTUNITIES (1)
Class A
  2003 (3)                  $      13.86   $       (0.28)  $       8.37   $         --   $           --  $          --
  2002                             16.89           (0.26)         (2.74)            --               --          (0.03)
  2001 (2) (3)                     31.26           (0.17)         (5.20)            --            (9.00)            --
  2000 (3) (4)                     21.80           (0.40)         15.99             --            (6.13)            --
  1999 (4)                         12.38           (0.26)          9.71             --            (0.03)            --
  1998 (3) (4)                     17.47           (0.25)         (3.17)            --            (1.67)            --
Class B
  2003 (3)                  $      13.39   $       (0.40)  $       8.06   $         --   $           --  $          --
  2002                             16.44           (0.39)         (2.63)            --               --          (0.03)
  2001 (2) (3)                     30.84           (0.31)         (5.09)            --            (9.00)            --
  2000 (3) (4)                     21.69           (0.61)         15.89             --            (6.13)            --
  1999 (3) (4) (5)                 13.74           (0.30)          8.25             --               --             --
Class C
  2003 (3)                  $      13.77   $       (0.43)  $       8.31   $         --   $           --  $          --
  2002                             16.90           (0.19)         (2.91)            --               --          (0.03)
  2001 (3) (6)                     16.34              --           0.56             --               --             --
Class S
  2003 (3)                  $      13.86   $       (0.28)  $       8.37   $         --   $           --  $          --
  2002                             16.89           (0.26)         (2.74)            --               --          (0.03)
  2001 (3) (7)                     20.01           (0.19)         (2.93)            --               --             --
Class Y
  2003 (3)                  $      14.30   $       (0.25)  $       8.65   $         --   $           --  $          --
  2002                             17.38           (0.25)         (2.80)            --               --          (0.03)
  2001 (2) (3)                     31.83           (0.12)         (5.33)            --            (9.00)            --
  2000 (4)                         22.06           (0.31)         16.21             --            (6.13)            --
  1999 (4)                         12.49           (0.19)          9.79             --            (0.03)            --
  1998 (4)                         17.57           (0.22)         (3.19)            --            (1.67)            --

SMALL CAP SELECT (8)
Class A
  2003 (3)                  $      10.68   $       (0.09)  $       3.93   $         --   $           --  $          --
  2002 (3)                         11.97           (0.10)         (0.30)            --            (0.89)            --
  2001 (2) (3)                     17.60           (0.03)         (1.89)            --            (3.71)            --
  2000 (3) (9)                     13.84           (0.10)          4.13          (0.01)           (0.26)            --
  1999 (3) (10)                    11.86           (0.07)          2.10             --            (0.05)            --
  1998 (10)                        15.03           (0.06)         (1.89)            --            (1.22)            --
Class B
  2003 (3)                  $       9.95   $       (0.17)  $       3.64   $         --   $           --  $          --
  2002 (3)                         11.28           (0.19)         (0.25)            --            (0.89)            --
  2001 (2) (3)                     16.90           (0.12)         (1.79)            --            (3.71)            --
  2000 (3) (9)                     13.38           (0.13)          3.92             --            (0.27)            --
  1999 (3) (10)                    11.53           (0.16)          2.06             --            (0.05)            --
  1998 (10)                        14.74           (0.14)         (1.85)            --            (1.22)            --
Class C
  2003 (3)                  $      10.62   $       (0.18)  $       3.88   $         --   $           --  $          --
  2002 (3)                         11.97           (0.20)         (0.26)            --            (0.89)            --
  2001 (3) (6)                     11.72              --           0.25             --               --             --
Class S
  2003 (3)                  $      10.66   $       (0.09)  $       3.92   $         --   $           --  $          --
  2002 (3)                         11.94           (0.10)         (0.29)            --            (0.89)            --
  2001 (2) (3)                     17.55           (0.01)         (1.89)            --            (3.71)            --
  2000 (3) (9)                     13.80           (0.01)          4.03          (0.01)           (0.26)            --
  1999 (3) (10)                    11.82           (0.07)          2.10             --            (0.05)            --
  1998 (10)                        14.98           (0.07)         (1.87)            --            (1.22)            --
Class Y
  2003 (3)                  $      11.00   $       (0.06)  $       4.04   $         --   $           --  $          --
  2002 (3)                         12.26           (0.07)         (0.30)            --            (0.89)            --
  2001 (2) (3)                     17.92              --          (1.95)            --            (3.71)            --
  2000 (3) (9)                     14.07            0.05           4.10          (0.03)           (0.27)            --
  1999 (3) (10)                    12.02           (0.03)          2.13             --            (0.05)            --
  1998 (10)                        15.17           (0.02)         (1.91)            --            (1.22)            --

(1) The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(2) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Per share data calculated using average shares outstanding method.
(4) For the fiscal period ended October 31.
(5) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                     RATIO OF
                                   VALUE                    NET ASSETS    EXPENSES TO
                                  END OF          TOTAL         END OF        AVERAGE
                                  PERIOD    RETURN (11)   PERIOD (000)     NET ASSETS
-------------------------------------------------------------------------------------
SMALL CAP GROWTH
  OPPORTUNITIES (1)
Class A
  2003 (3)                  $      21.95          58.37%  $     81,999           1.93%
  2002                             13.86         (17.84)        44,834           1.93
  2001 (2) (3)                     16.89         (21.51)        45,233           1.93
  2000 (3) (4)                     31.26          87.43         43,031           1.96
  1999 (4)                         21.80          76.54         21,988           2.01
  1998 (3) (4)                     12.38         (21.71)        12,419           1.99
Class B
  2003 (3)                  $      21.05          57.21%  $      6,441           2.68%
  2002                             13.39         (18.45)         3,779           2.68
  2001 (2) (3)                     16.44         (22.07)         3,165           2.68
  2000 (3) (4)                     30.84          86.13          2,136           2.71
  1999 (3) (4) (5)                 21.69          57.86            140           2.78
Class C
  2003 (3)                  $      21.65          57.23%  $      1,529           2.68%
  2002                             13.77         (18.42)           260           2.68
  2001 (3) (6)                     16.90           3.43              1           1.63
Class S
  2003 (3)                  $      21.95          58.37%  $      3,694           1.93%
  2002                             13.86         (17.84)         2,027           1.93
  2001 (3) (7)                     16.89         (15.59)         2,014           1.94
Class Y
  2003 (3)                  $      22.70          58.74%  $    382,389           1.68%
  2002                             14.30         (17.62)       208,439           1.68
  2001 (2) (3)                     17.38         (21.35)       266,115           1.68
  2000 (4)                         31.83          87.90        322,981           1.71
  1999 (4)                         22.06          77.06        150,898           1.76
  1998 (4)                         12.49         (21.51)        72,696           1.74

SMALL CAP SELECT (8)
Class A
  2003 (3)                  $      14.52          35.96%  $     73,445           1.21%
  2002 (3)                         10.68          (4.56)        33,586           1.21
  2001 (2) (3)                     11.97         (12.63)        17,351           1.19
  2000 (3) (9)                     17.60          29.65          9,538           1.28
  1999 (3) (10)                    13.84          17.21          8,885           1.26
  1998 (10)                        11.86         (14.19)        11,601           1.25
Class B
  2003 (3)                  $      13.42          34.88%  $     11,541           1.96%
  2002 (3)                          9.95          (5.23)         4,613           1.96
  2001 (2) (3)                     11.28         (13.21)         1,979           1.93
  2000 (3) (9)                     16.90          28.81          1,331           1.98
  1999 (3) (10)                    13.38          16.57          1,094           1.96
  1998 (10)                        11.53         (14.79)         1,286           1.95
Class C
  2003 (3)                  $      14.32          34.84%  $     11,128           1.96%
  2002 (3)                         10.62          (5.09)         3,096           1.96
  2001 (3) (6)                     11.97           2.13             --             --
Class S
  2003 (3)                  $      14.49          35.93%  $     11,627           1.21%
  2002 (3)                         10.66          (4.48)         7,640           1.21
  2001 (2) (3)                     11.94         (12.52)         3,721           1.07
  2000 (3) (9)                     17.55          29.67          4,442           1.28
  1999 (3) (10)                    13.80          17.27          2,448           1.26
  1998 (10)                        11.82         (14.17)        25,037           1.25
Class Y
  2003 (3)                  $      14.98          36.18%  $  1,024,146           0.96%
  2002 (3)                         11.00          (4.19)       403,027           0.96
  2001 (2) (3)                     12.26         (12.49)       291,706           0.93
  2000 (3) (9)                     17.92          30.01        134,617           0.98
  1999 (3) (10)                    14.07          17.57        111,643           0.96
  1998 (10)                        12.02         (13.90)       129,591           0.95

                                               RATIO OF        RATIO OF NET
                            RATIO OF NET    EXPENSES TO          INVESTMENT
                              INVESTMENT        AVERAGE              (LOSS)
                           INCOME (LOSS)     NET ASSETS      TO AVERAGE NET     PORTFOLIO
                              TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING      TURNOVER
                              NET ASSETS       WAIVERS)            WAIVERS)          RATE
-----------------------------------------------------------------------------------------
SMALL CAP GROWTH
  OPPORTUNITIES (1)
Class A
  2003 (3)                         (1.63)%         1.97%              (1.67)%         137%
  2002                             (1.53)          1.97               (1.57)          123
  2001 (2) (3)                     (0.91)          1.99               (0.97)          125
  2000 (3) (4)                     (1.31)          1.96               (1.31)          179
  1999 (4)                         (1.43)          2.02               (1.44)          200
  1998 (3) (4)                     (1.63)          2.06               (1.70)          136
Class B
  2003 (3)                         (2.38)%         2.72%              (2.42)%         137%
  2002                             (2.28)          2.72               (2.32)          123
  2001 (2) (3)                     (1.68)          2.74               (1.74)          125
  2000 (3) (4)                     (2.06)          2.71               (2.06)          179
  1999 (3) (4) (5)                 (2.36)          2.78               (2.36)          200
Class C
  2003 (3)                         (2.38)%         2.72%              (2.42)%         137%
  2002                             (2.31)          2.72               (2.35)          123
  2001 (3) (6)                     (0.41)          1.76               (0.54)          125
Class S
  2003 (3)                         (1.62)%         1.97%              (1.66)%         137%
  2002                             (1.53)          1.97               (1.57)          123
  2001 (3) (7)                     (1.06)          2.00               (1.12)          125
Class Y
  2003 (3)                         (1.38)%         1.72%              (1.42)%         137%
  2002                             (1.28)          1.72               (1.32)          123
  2001 (2) (3)                     (0.64)          1.74               (0.70)          125
  2000 (4)                         (1.06)          1.71               (1.06)          179
  1999 (4)                         (1.18)          1.77               (1.19)          200
  1998 (4)                         (1.38)          1.81               (1.45)          136

SMALL CAP SELECT (8)
Class A
  2003 (3)                         (0.73)%         1.25%              (0.77)%         145%
  2002 (3)                         (0.81)          1.25               (0.85)          171
  2001 (2) (3)                     (0.24)          1.22               (0.27)          204
  2000 (3) (9)                     (0.01)          1.39               (0.12)           91
  1999 (3) (10)                    (0.57)          1.36               (0.67)           72
  1998 (10)                        (0.45)          1.35               (0.55)           70
Class B
  2003 (3)                         (1.48)%         2.00%              (1.52)%         145%
  2002 (3)                         (1.56)          2.00               (1.60)          171
  2001 (2) (3)                     (0.99)          1.97               (1.03)          204
  2000 (3) (9)                     (0.71)          2.09               (0.82)           91
  1999 (3) (10)                    (1.27)          2.06               (1.37)           72
  1998 (10)                        (1.15)          2.05               (1.25)           70
Class C
  2003 (3)                         (1.47)%         2.00%              (1.51)%         145%
  2002 (3)                         (1.61)          2.02               (1.67)          171
  2001 (3) (6)                        --             --                  --           204
Class S
  2003 (3)                         (0.75)%         1.25%              (0.79)%         145%
  2002 (3)                         (0.80)          1.25               (0.84)          171
  2001 (2) (3)                     (0.05)          1.14               (0.12)          204
  2000 (3) (9)                     (0.01)          1.39               (0.12)           91
  1999 (3) (10)                    (0.59)          1.36               (0.69)           72
  1998 (10)                        (0.45)          1.35               (0.55)           70
Class Y
  2003 (3)                         (0.48)%         1.00%              (0.52)%         145%
  2002 (3)                         (0.55)          1.00               (0.59)          171
  2001 (2) (3)                      0.01           0.96               (0.02)          204
  2000 (3) (9)                      0.29           1.39               (0.12)           91
  1999 (3) (10)                    (0.26)          1.36               (0.66)           72
  1998 (10)                        (0.16)          1.35               (0.56)           70

(6) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(9) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) For the fiscal year ended November 30.
(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                           REALIZED AND
                               NET ASSET                     UNREALIZED      DIVIDENDS                    DISTRIBUTIONS
                                   VALUE             NET          GAINS       FROM NET    DISTRIBUTIONS            FROM
                               BEGINNING      INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET       RETURN OF
                               OF PERIOD   INCOME (LOSS)    INVESTMENTS         INCOME   REALIZED GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003 (1)                  $      11.26    $         --   $       3.02     $       --   $           --   $          --
  2002 (1)                         13.40           (0.02)         (0.13)            --            (1.99)             --
  2001 (1)                         17.09            0.02          (0.97)         (0.05)           (2.69)             --
  2000                             13.94           (0.01)          3.23             --            (0.07)             --
  1999                             13.58            0.01           1.47          (0.01)           (1.11)             --
Class B
  2003 (1)                  $      10.80    $      (0.08)  $       2.88     $       --   $           --   $          --
  2002 (1)                         13.01           (0.11)         (0.11)            --            (1.99)             --
  2001 (1)                         16.76           (0.09)         (0.97)            --            (2.69)             --
  2000                             13.77           (0.09)          3.15             --            (0.07)             --
  1999                             13.53            0.02           1.33             --            (1.11)             --
Class C
  2003 (1)                  $      10.91    $      (0.09)  $       2.92     $       --   $           --   $          --
  2002 (1)                         13.13           (0.11)         (0.12)            --            (1.99)             --
  2001 (1)                         16.88           (0.10)         (0.95)         (0.01)           (2.69)             --
  2000                             13.87           (0.06)          3.14             --            (0.07)             --
  1999 (2)                         13.48            0.01           0.38             --               --              --
Class S (1)
  2003                      $      11.26    $       0.01   $       3.01     $    (0.01)  $           --   $          --
  2002                             13.40           (0.01)         (0.14)            --            (1.99)             --
  2001 (3)                         12.84              --           0.56             --               --              --
Class Y
  2003 (1)                  $      11.38    $       0.03   $       3.05     $    (0.02)  $           --   $          --
  2002 (1)                         13.48            0.02          (0.12)         (0.01)           (1.99)             --
  2001 (1)                         17.19            0.06          (1.00)         (0.08)           (2.69)             --
  2000                             13.98            0.02           3.26             --            (0.07)             --
  1999                             13.60            0.01           1.50          (0.02)           (1.11)             --

(1)  Per share data calculated using average shares outstanding method.
(2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                     RATIO OF
                                   VALUE                    NET ASSETS    EXPENSES TO
                                  END OF          TOTAL         END OF        AVERAGE
                                  PERIOD     RETURN (4)   PERIOD (000)     NET ASSETS
-------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003 (1)                  $      14.28          26.86%  $     32,416           1.23%
  2002 (1)                         11.26          (2.19)        27,205           1.23
  2001 (1)                         13.40          (6.36)        34,292           1.15
  2000                             17.09          23.19         35,858           1.14
  1999                             13.94          11.12         11,567           1.14
Class B
  2003 (1)                  $      13.60          25.93%  $     12,560           1.98%
  2002 (1)                         10.80          (2.91)        12,008           1.98
  2001 (1)                         13.01          (7.24)        12,392           1.90
  2000                             16.76          22.31         13,646           1.88
  1999                             13.77          10.16          1,005           1.89
Class C
  2003 (1)                  $      13.74          25.94%  $      4,354           1.98%
  2002 (1)                         10.91          (2.96)         4,873           1.98
  2001 (1)                         13.13          (7.08)         4,547           1.90
  2000                             16.88          22.29          1,099           1.88
  1999 (2)                         13.87           2.89            116           1.89
Class S (1)
  2003                      $      14.27          26.79%  $      1,351           1.23%
  2002                             11.26          (2.19)           424           1.24
  2001 (3)                         13.40           4.36             --             --
Class Y
  2003 (1)                  $      14.44          27.10%  $    428,846           0.98%
  2002 (1)                         11.38          (1.83)       368,092           0.98
  2001 (1)                         13.48          (6.25)       434,097           0.90
  2000                             17.19          23.56        431,906           0.89
  1999                             13.98          11.36        319,752           0.89

                                RATIO OF    RATIO OF NET
                            RATIO OF NET     EXPENSES TO            RATIO OF
                              INVESTMENT         AVERAGE       INCOME (LOSS)
                            INCOME (LOSS)     NET ASSETS      TO AVERAGE NET    PORTFOLIO
                              TO AVERAGE      (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                              NET ASSETS        WAIVERS)            WAIVERS)         RATE
-----------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003 (1)                          0.02%           1.25%               0.00%         49%
  2002 (1)                         (0.12)           1.26               (0.15)         37
  2001 (1)                          0.11            1.15                0.11          53
  2000                             (0.13)           1.16               (0.15)         73
  1999                             (0.17)           1.14               (0.17)         44
Class B
  2003 (1)                         (0.73)%          2.00%              (0.75)%        49%
  2002 (1)                         (0.87)          (2.01)              (0.90)         37
  2001 (1)                         (0.64)           1.90               (0.64)         53
  2000                             (0.89)           1.90               (0.91)         73
  1999                             (0.93)           1.89               (0.93)         44
Class C
  2003 (1)                         (0.74)%          2.00%              (0.76)%        49%
  2002 (1)                         (0.87)           2.01               (0.90)         37
  2001 (1)                         (0.65)           1.90               (0.65)         53
  2000                             (0.84)           1.91               (0.87)         73
  1999 (2)                         (1.04)           1.89               (1.04)         44
Class S (1)
  2003                              0.04%           1.25%               0.02%         49%
  2002                             (0.11)           1.27               (0.14)         37
  2001 (3)                            --              --                  --          53
Class Y
  2003 (1)                          0.27%           1.00%               0.25%         49%
  2002 (1)                          0.13            1.01                0.10          37
  2001 (1)                          0.37            0.90                0.37          53
  2000                              0.11            0.91                0.09          73
  1999                              0.08            0.89                0.08          44

SCHEDULE OF INVESTMENTS September 30, 2003

MID CAP GROWTH OPPORTUNITIES

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 23.8%
Abercrombie & Fitch*                                                         750,220   $      20,789
Advanced Auto Parts*                                                          98,470           6,982
Autozone*                                                                    120,160          10,758
Belo, Cl A                                                                   446,630          10,831
Best Buy*                                                                    439,740          20,896
Brinker International*                                                       612,920          20,447
Chico's FAS*                                                                  21,900             671
Citadel Broadcasting*                                                        169,250           3,344
Claire's Stores                                                              202,610           6,779
Cox Radio*                                                                   297,850           6,514
Dollar Tree Stores*                                                          568,810          19,055
Entercom Communications*                                                     166,660           7,470
Fairmont Hotels & Resorts                                                    425,750          10,963
Hearst-Argyle Television*                                                    299,010           7,236
Hilton Hotels                                                                453,310           7,353
Journal Communications*                                                      126,310           2,090
Knight-Ridder                                                                231,660          15,452
Lin TV, Cl A*                                                                650,950          13,840
Marvel Enterprises*                                                          239,830           5,336
Mattel                                                                       709,360          13,449
MGM MIRAGE*                                                                  188,570           6,892
Michaels Stores                                                              253,480          10,332
Radio One*                                                                   480,660           6,902
Reebok International                                                         532,800          17,811
Ross Stores                                                                  180,950           8,389
Ruby Tuesday                                                                 280,820           6,771
Station Casinos                                                              468,270          14,329
Washington Post, Cl B                                                          4,427           2,944
Westwood One*                                                                792,535          23,927
Wynn Resorts*                                                                 72,362           1,316
Yum! Brands*                                                                 302,030           8,946
                                                                                       -------------
                                                                                             318,814
                                                                                       -------------
CONSUMER STAPLES - 2.2%
Bunge Limited                                                                465,100          12,790
Clorox                                                                       156,480           7,178
Dial                                                                         412,965           8,895
                                                                                       -------------
                                                                                              28,863
                                                                                       -------------
ENERGY - 7.7%
Apache                                                                       195,577          13,561
BJ Services*                                                                 246,550           8,425
FMC Technologies*                                                            429,330           9,196
Grant Prideco*                                                               967,792           9,862
Nabors Industries*                                                           174,915           6,517
Patterson-UTI Energy*                                                        317,580           8,597
Pioneer Natural Resources*                                                   320,560           8,161
Smith International*                                                         165,080           5,940
Valero Energy                                                                177,200           6,781
Weatherford International*                                                   229,535           8,672
Western Gas Resources                                                        475,815          18,081
                                                                                       -------------
                                                                                             103,793
                                                                                       -------------
FINANCIALS - 6.8%
Charter One Financial                                                        310,660           9,506
Commerce Bancorp                                                              61,780           2,960
Dime Bancorp*                                                                226,300              36
Edwards A.G.                                                                 151,770           5,829
Everest Re Group                                                             160,885          12,092
Investors Financial Services                                                 911,935   $      28,635
Istar Financial                                                               92,630           3,608
MGIC Investment                                                              203,820          10,613
Radian Group                                                                 285,005          12,654
TCF Financial                                                                120,350           5,771
                                                                                       -------------
                                                                                              91,704
                                                                                       -------------
HEALTH CARE - 18.9%
AdvancePCS*                                                                   89,770           4,091
Aetna                                                                        120,130           7,332
Apogent Technologies*                                                        317,070           6,614
Barr Laboratories*                                                           149,835          10,220
Biovail*                                                                     333,110          12,375
Caremark Rx*                                                                 966,510          21,843
Chiron*                                                                      217,010          11,217
Community Health Systems*                                                    350,840           7,613
Covance*                                                                     535,790          11,991
Coventry Health Care*                                                        202,920          10,702
Express Scripts*                                                             117,780           7,202
Gilead Sciences*                                                             246,320          13,777
Health Management Associates, Cl A                                           181,910           3,967
Henry Schein*                                                                 61,750           3,501
IDEC Pharmaceuticals*                                                        394,820          13,088
Medicis, Cl A                                                                145,860           8,547
MedImmune*                                                                   374,890          12,375
Mylan Laboratories                                                           239,605           9,261
Omnicare                                                                     417,635          15,060
Teva Pharmaceutical, ADR                                                     156,710           8,956
Triad Hospitals*                                                             558,095          16,899
Universal Health Services*                                                   237,935          11,766
Varian Medical Systems*                                                      155,480           8,937
Zimmer Holdings*                                                             281,280          15,499
                                                                                       -------------
                                                                                             252,833
                                                                                       -------------
INDUSTRIALS - 6.7%
ARAMARK, Cl B*                                                               508,850          12,737
Career Education*                                                            145,842           6,607
Delta Air Lines                                                              236,240           3,142
Dun & Bradstreet*                                                            160,370           6,662
Fastenal                                                                     382,045          14,441
L-3 Communications Holdings*                                                 134,530           5,818
Northwest Airlines*                                                          383,700           3,722
Republic Services                                                          1,266,355          28,670
Ryanair Holdings*                                                            207,450           8,402
                                                                                       -------------
                                                                                              90,201
                                                                                       -------------
INFORMATION TECHNOLOGY - 29.7%
Accenture*                                                                 1,394,300          31,149
Adobe Systems                                                                247,310           9,709
ADTRAN*                                                                      104,060           6,366
Advanced Fiber Communications*                                               297,330           6,235
Affiliated Computer Services, Cl A*                                          402,660          19,605
AMIS Holdings*                                                               339,170           6,261
Analog Devices*                                                              222,030           8,442
ASML*                                                                        954,480          12,532
BMC Software*                                                              1,073,430          14,953
Broadcom, Cl A*                                                              252,230           6,714
CDW                                                                          583,190          33,673
Ciena*                                                                       508,020           3,002
Cognos*                                                                      237,420           7,365
Comverse Technology*                                                         431,150           6,450

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Cypress Semiconductor*                                                       571,240   $      10,100
Fair Isaac                                                                   267,170          15,752
Fairchild Semiconductor International, Cl A*                                 590,720           9,794
Fiserv*                                                                      578,970          20,976
Hyperion Solutions*                                                          247,560           7,147
Integrated Device Technology*                                                779,880           9,686
Intersil, Cl A                                                               389,940           9,281
Intuit*                                                                      193,360           9,328
Lam Research*                                                                632,810          14,017
Lexmark International Group, Cl A*                                            87,210           5,495
Micron Technology*                                                         1,098,200          14,738
National Semiconductor*                                                      616,640          19,911
Novellus Systems*                                                            186,060           6,280
Research in Motion*                                                          159,580           6,096
Siebel Systems*                                                              406,760           3,954
Synopsys*                                                                    295,080           9,080
Take-Two Interactive Software*                                               656,880          22,446
UTStarcom*                                                                   249,390           7,933
Vishay Intertechnology*                                                    1,359,860          23,825
                                                                                       -------------
                                                                                             398,295
                                                                                       -------------
MATERIALS - 2.4%
Arch Coal                                                                    618,810          13,744
Pactiv*                                                                      924,880          18,757
                                                                                       -------------
                                                                                              32,501
                                                                                       -------------
UTILITIES - 0.5%
Equitable Resources                                                           87,810           3,609
Questar                                                                       81,373           2,507
                                                                                       -------------
                                                                                               6,116
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $1,181,439)                                                                       1,323,120
                                                                                       -------------
SHORT TERM INVESTMENTS - 0.2%
RELATED PARTY MONEY MARKET FUND - 0.2%
First American Prime Obligations Fund, Cl Z (a)                            2,905,696           2,906
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,906)                                                                               2,906
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 51.5%
COMMERCIAL PAPER - 5.4%
Bluegrass
   1.190%, 05/18/04                                             $              2,672           2,672
CS First Boston
   1.415%, 10/01/03                                                           10,687          10,687
Danske Bank
   1.508%, 12/22/03                                                           10,687          10,687
Independent IV
   1.216%, 04/15/04                                                            6,947           6,947
K2 USA
   1.020%, 12/01/03                                                            5,334           5,334
Leafs
   1.339%, 04/20/04                                                            7,374           7,374
Mitten Mortgage
   1.130%, 10/08/03                                                            7,480           7,480
Mortgage Interest Network
   1.100%, 10/15/03                                                            2,671           2,671
   1.130%, 12/02/03                                                            5,334           5,334
Orchard Park
   1.245%, 04/06/04                                                            1,069           1,069
   1.220%, 07/06/04                                                           11,857          11,857
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        72,112
                                                                                       -------------
CORPORATE OBLIGATIONS - 11.6%
Allstate Life Global
   1.092%, 08/16/04                                             $             10,687   $      10,687
Bank of Scotland
   1.100%, 03/05/04                                                            5,344           5,344
Castle Hill III
   1.176%, 09/16/04                                                            3,206           3,206
Deutsche Bank
   1.430%, 12/31/03                                                            4,275           4,275
   1.340%, 03/22/04                                                            5,344           5,344
General Electric Capital Corporation
   1.150%, 07/09/07                                                            5,345           5,345
Halogen Fund
   1.150%, 10/03/03                                                           22,228          22,228
Lloyd's Bank
   1.100%, 03/05/04                                                           10,687          10,687
Metlife Global Funding
   1.130%, 09/15/04                                                            6,411           6,411
   1.147%, 04/28/08                                                            4,489           4,489
Monet Trust
   1.210%, 12/28/03                                                           10,687          10,687
Residential Mortgage Securities
   1.140%, 09/11/04                                                            8,016           8,016
Sigma Finance
   1.268%, 08/09/04                                                           10,686          10,686
SMM Trust 2002-M
   1.140%, 09/23/04                                                           17,901          17,901
Svenska Handlsbankn
   1.100%, 03/03/04                                                           10,687          10,687
   1.100%, 03/15/04                                                            1,924           1,924
Wells Fargo Bank
   1.050%, 10/17/03                                                           10,687          10,687
   1.060%, 10/31/03                                                            7,481           7,481
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                  156,085
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        427,497             428
Merrill Lynch Premier Institutional Fund                                   1,400,427           1,400
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       1,828
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 4.4%
Commonwealth Life
   1.430%, 10/01/03                                                            5,396           5,396
General Electric Capital Assurance
   1.370%, 12/19/03                                                            2,137           2,137
Liquid Funding
   1.130%, 8/23/04                                                             5,342           5,342
   1.130%, 9/14/04                                                             5,343           5,343
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                           15,924          15,924
Security Life Denver
   1.381%, 01/13/04                                                           13,894          13,894
   1.490%, 03/15/04                                                           10,687          10,687
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            58,723
                                                                                       -------------
REPURCHASE AGREEMENTS - 29.9%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,385,897 (collateralized
   by Various securities:
   Total Market Value $21,812,157)                                            21,375          21,375

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $26,719,413 (collateralized
   by U.S. Government Securities:
   Total Market Value $27,253,190)                              $             26,719   $      26,719
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,313,207 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,379,407)                                              3,313           3,313
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,550,238 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $8,977,711)                                              8,550           8,550
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,343,874 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,450,588)                                              5,344           5,344
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,375,495 (collateralized
   by U.S. Government Securities :
   Total Market Value $21,802,351)                                            21,375          21,375
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $42,751,189 (collateralized
   by Corporate Securities:
   Total Market Value $44,887,193)                                            42,750          42,750
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $16,031,705 (collateralized
   by Corporate Securities:
   Total Market Value $16,829,225)                                            16,031          16,031
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,687,822 (collateralized
   by Various securities:
   Total Market Value $11,017,989)                                            10,687          10,687
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,343,918 (collateralized
   by Various securities:
   Total Market Value $5,452,861)                                              5,344           5,344
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $29,391,338 (collateralized
   by U.S. Government Securities:
   Total Market Value $29,978,317)                                            29,390          29,390
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,687,762 (collateralized
   by U.S. Government Securities:
   Total Market Value $10,901,564)                                            10,687          10,687
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,375,678 (collateralized
   by Various securities:
   Total Market Value $21,659,852)                                            21,375          21,375
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,092,028 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $6,445,234)                                              6,092           6,092
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $32,063,269 (collateralized
   by U.S. Government Securities:
   Total Market Value $32,703,967)                              $             32,062   $      32,062
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $964,912 (collateralized
   by U.S. Government Securities:
   Total Market Value $984,554)                                                  965             965
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,671,939 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,725,448)                                              2,672           2,672
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,412,654 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,541,025)                                              6,413           6,413
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,375,513 (collateralized
   by U.S. Government Securities:
   Total Market Value $21,802,650)                                            21,375          21,375
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $26,719,391 (collateralized
   by U.S. Government Securities:
   Total Market Value $27,253,203)                                            26,719          26,719
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,375,525 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $21,803,082)                                            21,375          21,375
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,375,630 (collateralized
   by Corporate Securities:
   Total Market Value $22,443,640)                                            21,375          21,375
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,664,534 (collateralized
   by Asset-Backed Securities:
   Total Market Value $5,947,553)                                              5,664           5,664
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $33,239,059 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $34,907,450)                                            33,238          33,238
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  400,890
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $689,638)                                                                           689,638
                                                                                       -------------
TOTAL INVESTMENTS - 150.4%
   (Cost $1,873,983)                                                                       2,015,664
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (50.4)%                                                 (675,520)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,340,144
                                                                                       -------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

MID CAP VALUE FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 15.9%
Black & Decker                                                                66,060   $       2,679
D.R. Horton                                                                   70,110           2,293
Delphi Automotive Systems                                                    440,060           3,983
Federated Department Stores                                                  145,920           6,114
Fortune Brands                                                                61,050           3,465
Gemstar-TV Guide International*                                              283,790           1,342
Hearst-Argyle Television*                                                     75,900           1,837
Hilton Hotels                                                                257,860           4,182
J.C. Penney                                                                   68,740           1,469
Jones Apparel Group                                                          120,830           3,616
Knight-Ridder                                                                 36,240           2,417
Lear*                                                                         52,610           2,769
Lennar                                                                        51,750           4,026
Limited                                                                      203,540           3,069
Liz Claiborne                                                                 80,970           2,757
Mandalay Resort Group                                                         82,430           3,265
Office Depot*                                                                150,950           2,121
Sears Roebuck and Company                                                     79,400           3,472
Yum! Brands*                                                                  95,580           2,831
                                                                                       -------------
                                                                                              57,707
                                                                                       -------------
CONSUMER STAPLES - 4.4%
Clorox                                                                        80,080           3,673
Dean Foods*                                                                   97,140           3,014
Safeway*                                                                     193,390           4,436
Sensient Technologies                                                         62,330           1,309
Smithfield Foods*                                                             81,680           1,568
UST                                                                           53,570           1,885
                                                                                       -------------
                                                                                              15,885
                                                                                       -------------
ENERGY - 4.7%
Apache                                                                        66,592           4,617
Enbridge (a)                                                                  22,449              --
ENSCO International                                                          117,290           3,146
Halliburton                                                                   75,720           1,836
Murphy Oil                                                                    49,390           2,902
Rowan*                                                                        75,900           1,866
Valero Energy                                                                 67,880           2,598
                                                                                       -------------
                                                                                              16,965
                                                                                       -------------
FINANCIALS - 29.9%
Ambac Financial Group                                                         56,660           3,626
AmSouth Bancorp                                                              146,360           3,106
Bear Stearns                                                                  37,580           2,811
Boston Properties (REIT)                                                     100,710           4,378
Charter One Financial                                                        153,845           4,708
CIT Group                                                                    127,130           3,656
City National                                                                 40,060           2,041
Compass Bancshares                                                            75,510           2,611
Countrywide Credit Industries                                                 35,920           2,812
Developers Diversified Realty (REIT)                                          94,190           2,813
E*TRADE Group*                                                               267,690           2,479
Edwards A.G.                                                                  75,930           2,916
Essex Property Trust (REIT)                                                   49,260           3,089
Everest Re Group                                                              45,870           3,448
First Tennessee National                                                     114,910           4,879
Franklin Resources                                                            45,160           1,997
General Growth Properties (REIT)                                              66,200           4,747
Golden West Financial                                                         38,490           3,445
Hibernia, Cl A                                                                96,600   $       1,957
Istar Financial                                                               62,480           2,434
John Hancock Financial Services                                               73,920           2,498
Lincoln National                                                             110,650           3,915
Marshall & Ilsley                                                            114,520           3,610
Old Republic International                                                    59,230           1,960
Prologis                                                                     139,410           4,217
Protective Life                                                               84,350           2,518
Radian Group                                                                  85,960           3,817
SAFECO                                                                        87,020           3,068
Simon Property Group                                                          97,930           4,268
SouthTrust                                                                    97,880           2,877
Torchmark                                                                     48,540           1,973
UnumProvident                                                                140,050           2,069
W.R. Berkley                                                                  80,805           2,768
Zions Bancorporation                                                          87,220           4,871
                                                                                       -------------
                                                                                             108,382
                                                                                       -------------
HEALTH CARE - 4.1%
Aetna                                                                         51,850           3,164
Bard C.R.                                                                     44,050           3,128
Cigna                                                                         32,300           1,442
Fisher Scientific International*                                              32,170           1,277
Health Management Associates, Cl A                                           137,590           3,001
McKesson HBOC                                                                 93,220           3,103
                                                                                       -------------
                                                                                              15,115
                                                                                       -------------
INDUSTRIALS - 8.6%
American Standard*                                                            23,900           2,014
ARAMARK, Cl B*                                                               107,490           2,690
CSX                                                                          146,320           4,280
Delta Air Lines                                                              126,580           1,683
Dover                                                                        102,630           3,630
Eaton                                                                         60,270           5,341
Rockwell Collins                                                              97,400           2,459
SPX*                                                                          74,390           3,368
Swift Transportation*                                                         95,360           2,164
York International                                                           108,370           3,749
                                                                                       -------------
                                                                                              31,378
                                                                                       -------------
INFORMATION TECHNOLOGY - 11.7%
Agere Systems*                                                               484,480           1,487
AMIS Holdings*                                                                87,660           1,618
Apple Computer*                                                               98,470           2,031
ASML*                                                                         99,720           1,309
Avaya*                                                                       185,300           2,020
Avnet*                                                                       164,040           2,710
Cadence Design Systems*                                                      202,080           2,708
Computer Associates International                                            118,560           3,096
Computer Sciences*                                                            91,950           3,455
Corning*                                                                     273,210           2,574
Diebold                                                                       60,510           3,065
Flextronics International*                                                   173,940           2,466
Harris                                                                        80,450           2,879
International Rectifier*                                                      83,380           3,122
Micron Technology*                                                           202,790           2,721
SunGard Data Systems*                                                         42,440           1,117
Vishay Intertechnology*                                                      137,070           2,401
Xerox*                                                                       170,940           1,754
                                                                                       -------------
                                                                                              42,533
                                                                                       -------------

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
MATERIALS - 7.1%
Abitibi-Consolidated                                                         234,550   $       1,642
Agrium                                                                       218,560           2,745
Air Products and Chemicals                                                    73,010           3,293
Cabot                                                                         62,700           1,788
Georgia-Pacific                                                              149,250           3,618
Lyondell Chemical                                                             89,050           1,138
Nucor                                                                         53,990           2,477
Phelps Dodge*                                                                 66,720           3,122
Rohm & Haas                                                                   95,460           3,193
Temple-Inland                                                                 53,130           2,579
                                                                                       -------------
                                                                                              25,595
                                                                                       -------------
TELECOMMUNICATION SERVICES - 1.1%
CenturyTel                                                                   118,970           4,032
                                                                                       -------------

UTILITIES - 11.1%
AGL Resources                                                                104,010           2,930
Constellation Energy                                                         133,440           4,774
El Paso                                                                      207,880           1,518
Equitable Resources                                                           53,210           2,187
FPL Group                                                                     42,440           2,682
KeySpan                                                                       66,500           2,333
Kinder Morgan Fractional Shares* (a)                                           6,931              --
Kinder Morgan Management*                                                     67,152           2,563
PG&E*                                                                        220,960           5,281
PPL                                                                          111,980           4,586
Public Service Enterprises                                                    62,970           2,645
TXU                                                                          223,100           5,256
Wisconsin Energy                                                             115,670           3,536
                                                                                       -------------
                                                                                              40,291
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $315,087)                                                                           357,883
                                                                                       -------------
SHORT TERM INVESTMENTS - 0.8%
RELATED PARTY MONEY MARKET FUND - 0.8%
First American Prime Obligations Fund, Cl Z (b)                            2,821,859           2,822
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,822)                                                                               2,822
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 46.0%
COMMERCIAL PAPER - 4.8%
Bluegrass
   1.190%, 05/18/04                                             $                647             647
CS First Boston
   1.415%, 10/01/03                                                            2,587           2,587
Danske Bank
   1.508%, 12/22/03                                                            2,588           2,588
Independent IV
   1.216%, 04/15/04                                                            1,682           1,682
K2 USA
   1.020%, 12/01/03                                                            1,291           1,291
Leafs
   1.339%, 04/20/04                                                            1,785           1,785
Mitten Mortgage
   1.130%, 10/08/03                                                            1,811           1,811
Mortgage Interest Network
   1.100%, 10/15/03                                                              647             647
   1.130%, 12/02/03                                                            1,291           1,291
Orchard Park
   1.245%, 04/06/04                                             $                259   $         259
   1.220%, 07/06/04                                                            2,871           2,871
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        17,459
                                                                                       -------------
CORPORATE OBLIGATIONS - 10.4%
Allstate Life Global
   1.092%, 08/16/04                                                            2,588           2,588
Bank of Scotland
   1.100%, 03/05/04                                                            1,294           1,294
Castle Hill III
   1.176%, 09/16/04                                                              776             776
Deutsche Bank
   1.430%, 12/31/03                                                            1,035           1,035
   1.340%, 03/22/04                                                            1,294           1,294
General Electric Capital Corporation
   1.150%, 07/09/07                                                            1,294           1,294
Halogen Fund
   1.150%, 10/03/03                                                            5,382           5,382
Lloyd's Bank
   1.100%, 03/05/04                                                            2,588           2,588
Metlife Global Funding
   1.130%, 09/15/04                                                            1,552           1,552
   1.147%, 04/28/08                                                            1,087           1,087
Monet Trust
   1.210%, 12/28/03                                                            2,587           2,587
Residential Mortgage Securities
   1.140%, 09/11/04                                                            1,941           1,941
Sigma Finance
   1.268%, 08/09/04                                                            2,587           2,587
SMM Trust 2002-M
   1.140%, 09/23/04                                                            4,334           4,334
Svenska Handlsbankn
   1.100%, 03/03/04                                                            2,587           2,587
   1.100%, 03/15/04                                                              466             466
Wells Fargo Bank
   1.050%, 10/17/03                                                            2,588           2,588
   1.060%, 10/31/03                                                            1,811           1,811
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   37,791
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        103,502             103
Merrill Lynch Premier Institutional Fund                                     339,060             339
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         442
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.9%
Commonwealth Life
   1.430%, 10/01/03                                                            1,306           1,306
General Electric Capital Assurance
   1.370%, 12/19/03                                                              518             518
Liquid Funding
   1.130%, 8/23/04                                                             1,293           1,293
   1.130%, 9/14/04                                                             1,294           1,294
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            3,855           3,855
Security Life Denver
   1.381%, 01/13/04                                                            3,364           3,364
   1.490%, 03/15/04                                                            2,588           2,588
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            14,218
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 26.8%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,177,790 (collateralized
   by Various securities:
   Total Market Value $5,280,992)                               $              5,175   $       5,175
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,469,100 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,598,334)                                              6,469           6,469
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $802,168 (collateralized
   by U.S. Government Securities:
   Total Market Value $818,196)                                                  802             802
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,070,118 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $2,173,615)                                              2,070           2,070
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,293,818 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,319,655)                                              1,294           1,294
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,175,271 (collateralized
   by U.S. Government Securities :
   Total Market Value $5,278,618)                                              5,175           5,175
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,350,591 (collateralized
   by Corporate Securities:
   Total Market Value $10,867,744)                                            10,350          10,350
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,881,474 (collateralized
   by Corporate Securities:
   Total Market Value $4,074,563)                                              3,881           3,881
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,587,654 (collateralized
   by Various securities:
   Total Market Value $2,667,591)                                              2,588           2,588
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,293,829 (collateralized
   by Various securities:
   Total Market Value $1,320,205)                                              1,294           1,294
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,116,006 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,258,121)                                              7,116           7,116
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,587,639 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,639,403)                                              2,587           2,587
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,175,315 (collateralized
   by Various securities:
   Total Market Value $5,244,118)                                              5,175           5,175
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,474,955 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,560,471)                               $              1,475   $       1,475
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,762,913 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,918,034)                                              7,763           7,763
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $233,617 (collateralized
   by U.S. Government Securities:
   Total Market Value $238,373)                                                  234             234
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $646,909 (collateralized
   by U.S. Government Securities:
   Total Market Value $659,865)                                                  647             647
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,552,583 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,583,663)                                              1,552           1,552
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,175,276 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,278,691)                                              5,175           5,175
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,469,094 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,598,337)                                              6,469           6,469
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,175,278 (collateralized
   by Asset-Backed & U.S. Government Securities:
   Total Market Value $5,278,795)                                              5,175           5,175
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,175,304 (collateralized
   by Corporate Securities:
   Total Market Value $5,433,882)                                              5,175           5,175
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,371,454 (collateralized
   by Asset-Backed Securities:
   Total Market Value $1,439,976)                                              1,371           1,371
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,047,586 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $8,451,525)                                              8,047           8,047
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   97,059
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $166,969)                                                                           166,969
                                                                                       -------------

DESCRIPTION                                                                              VALUE (000)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 145.4%
   (Cost $484,878)                                                                     $     527,674
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (45.4)%                                                 (164,797)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     362,877
                                                                                       -------------

* Non-income producing security

(a) Security is fair valued. As of September 30, 2003, the market value of these investments is $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(b) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                                  MID CAP GROWTH         MID CAP
                                                                              OPPORTUNITIES FUND      VALUE FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                            $        2,012,758   $     524,852
Investments in affiliated securities, at value**                                           2,906           2,822
Dividends and interest receivable                                                            256             457
Capital shares sold                                                                          903             258
Receivable for investment securities sold                                                 35,273           4,884
Prepaid expenses and other assets                                                             37              16
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           2,052,133         533,289
================================================================================================================
LIABILITIES:
Capital shares redeemed                                                                    1,524           1,127
Payable upon return of securities loaned                                                 689,638         166,969
Payable for investment securities purchased                                               19,671           2,020
Payable for advisory, co-administration, and custodian fees                                1,100             283
Distribution and shareholder servicing fees                                                   54              13
Accrued expenses and other liabilities                                                         2              --
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        711,989         170,412
================================================================================================================
NET ASSETS                                                                    $        1,340,144   $     362,877
================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                      1,251,596         426,236
Accumulated net investment income (loss)                                                      (3)             27
Accumulated net realized gain (loss)                                                     (53,130)       (106,182)
Net unrealized appreciation of investments                                               141,681          42,796
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $        1,340,144   $     362,877
================================================================================================================
  * Investments in unaffiliated securities, at cost                           $        1,871,077   $     482,056
 ** Investments in affiliated securities, at cost                             $            2,906   $       2,822
  + Including securities loaned, at value                                     $          657,377   $     159,379

CLASS A:
Net assets                                                                    $          154,499   $      16,598
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  4,587           1,018
Net asset value and redemption price per share                                $            33.68   $       16.30
Maximum offering price per share (1)                                          $            35.64   $       17.25
CLASS B:
Net assets                                                                    $            9,055   $      10,154
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    280             643
Net asset value, offering price and redemption price per share (2)            $            32.30   $       15.81
CLASS C:
Net assets                                                                    $           12,649   $       2,916
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    381             181
Net asset value and redemption price per share (2)                            $            33.24   $       16.12
Maximum offering price per share (3)                                          $            33.58   $       16.28
CLASS S:
Net assets                                                                    $           10,284   $         966
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    306              59
Net asset value, offering price, and redemption price per share               $            33.66   $       16.31
CLASS Y:
Net assets                                                                    $        1,153,657   $     332,243
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 33,167          20,311
Net asset value, offering price, and redemption price per share               $            34.78   $       16.36

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                                                       MID CAP GROWTH          MID CAP
                                                                                   OPPORTUNITIES FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated securities                                                $              511    $         101
Dividends                                                                                       6,376            6,107
Less: Foreign taxes withheld                                                                      (14)              (6)
Securities lending                                                                                304               85
Other income                                                                                        3            1,141
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                         7,180            7,428
======================================================================================================================
EXPENSES:
Investment advisory fees                                                                        7,701            2,154
Co-administration fees and expenses (including per account transfer agency fees)                3,007              846
Custodian fees                                                                                    110               31
Directors' fees                                                                                    19                5
Registration fees                                                                                  18               26
Professional fees                                                                                  40               10
Printing                                                                                           42               12
Other                                                                                              18                9
Distribution and shareholder servicing fees - Class A                                             289               36
Distribution and shareholder servicing fees - Class B                                              66              100
Distribution and shareholder servicing fees - Class C                                              97               30
Shareholder servicing fees - Class S                                                               23                2
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                 11,430            3,261
======================================================================================================================
Less: Fee waivers                                                                                (504)            (169)
----------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                             10,926            3,092
======================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                                 (3,746)           4,336
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                                        74,155           (4,597)
Net change in unrealized appreciation or depreciation of investments                          203,246           67,910
----------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                       277,401           63,313
======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $          273,655    $      67,649
======================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                      MID CAP GROWTH                       MID CAP
                                                                                  OPPORTUNITIES FUND                    VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/02        10/1/01        10/1/02        10/1/01
                                                                                   TO             TO             TO             TO
                                                                              9/30/03        9/30/02        9/30/03        9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                                           $     (3,746)   $      (707)   $     4,336    $     3,508
Net realized gain (loss) on investments                                        74,155        (33,072)        (4,597)         3,174
Net change in unrealized appreciation or depreciation of investments          203,246        (19,320)        67,910        (11,284)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               273,655        (53,099)        67,649         (4,602)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         --             --           (118)          (100)
   Class B                                                                         --             --            (35)           (10)
   Class C                                                                         --             --            (10)            (2)
   Class S                                                                         --             --             (5)            (1)
   Class Y                                                                         --             --         (2,852)        (2,700)
Tax return of capital:
   Class A                                                                         --             --             (7)*          (36)
   Class B                                                                         --             --             (4)*          (29)
   Class C                                                                         --             --             (1)*           (9)
   Class Y                                                                         --             --           (129)*         (718)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                --             --         (3,161)        (3,605)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                         15,500         15,490          3,858          5,726
   Reinvestment of distributions                                                   --             --            121            132
   Payments for redemptions                                                   (22,438)       (17,177)        (3,492)        (5,952)
   Shares issued in connection with the acquisition of Fund net assets         53,452             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                    46,514         (1,687)           487            (94)
----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                          1,615          2,886            689          1,753
   Reinvestment of distributions                                                   --             --             38             38
   Payments for redemptions                                                    (1,028)          (627)        (2,995)        (2,335)
   Shares issued in connection with the acquisition of Fund net assets          2,462             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                     3,049          2,259         (2,268)          (544)
----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                          9,100          1,470            371            832
   Reinvestment of distributions                                                   --             --             11             11
   Payments for redemptions                                                    (3,390)          (137)        (1,260)          (829)
   Shares issued in connection with the acquisition of Fund net assets          3,422             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                     9,132          1,333           (878)            14
----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                          6,911          6,770            992            137
   Reinvestment of distributions                                                   --             --              4             --
   Payments for redemptions                                                    (4,881)        (1,699)          (321)            --
   Shares issued in connection with the acquisition of Fund net assets            190             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                2,220          5,071            675            137
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                        300,126        216,825         89,296         61,416
   Reinvestment of distributions                                                   --             --          2,012          2,137
   Payments for redemptions                                                  (262,559)       (99,742)       (77,783)       (88,193)
   Shares issued in connection with the acquisition of Fund net assets        159,215             --             --             --
   Shares issued in connection with the acquisition of Common Trust
   Fund net assets                                                            245,348             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   442,130        117,083         13,525        (24,640)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             503,045        124,059         11,541        (25,127)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       776,700         70,960         76,029        (33,334)
NET ASSETS AT BEGINNING OF PERIOD                                             563,444        492,484        286,848        320,182
==================================================================================================================================
NET ASSETS AT END OF PERIOD                                              $  1,340,144    $   563,444    $   362,877    $   286,848
==================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                $         (3)   $        (4)   $        27    $        --
==================================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                             REALIZED AND
                               NET ASSET                       UNREALIZED       DIVIDENDS    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE               NET          GAINS        FROM NET             FROM           FROM
                               BEGINNING        INVESTMENT    (LOSSES) ON      INVESTMENT     NET REALIZED         RETURN
                               OF PERIOD     INCOME (LOSS)    INVESTMENTS          INCOME            GAINS     OF CAPITAL
-------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
  OPPORTUNITIES (1)
Class A
   2003 (2)                 $      26.45     $       (0.18)  $       7.41    $         --   $           --   $         --
   2002                            28.33             (0.11)         (1.77)             --               --             --
   2001 (2) (3)                    54.63             (0.06)         (8.40)             --           (17.84)            --
   2000 (2) (4)                    37.80             (0.18)         17.80              --            (0.79)            --
   1999 (2) (4)                    37.59             (0.08)          0.60              --            (0.31)            --
   1998 (2) (4)                    44.36             (0.24)         (2.07)             --            (4.46)            --
Class B
   2003 (2)                 $      25.56     $       (0.39)  $       7.13    $         --   $           --   $         --
   2002                            27.59             (0.18)         (1.85)             --               --             --
   2001 (2) (3)                    53.97             (0.29)         (8.25)             --           (17.84)            --
   2000 (2) (4)                    37.63             (0.53)         17.66              --            (0.79)            --
   1999 (2) (4) (5)                37.57             (0.23)          0.29              --               --             --
Class C
   2003 (2)                 $      26.29     $       (0.40)  $       7.35    $         --   $           --   $         --
   2002                            28.33             (0.10)         (1.94)             --               --             --
   2001 (2) (6)                    27.40                --           0.93              --               --             --
Class S
   2003 (2)                 $      26.43     $       (0.17)  $       7.40    $         --   $           --   $         --
   2002                            28.29             (0.07)         (1.79)             --               --             --
   2001 (2) (7)                    35.75             (0.06)         (7.40)             --               --             --
Class Y
   2003 (2)                 $      27.25     $       (0.09)  $       7.62    $         --   $           --   $         --
   2002                            29.11             (0.05)         (1.81)             --               --             --
   2001 (2) (3)                    55.52              0.02          (8.59)             --           (17.84)            --
   2000 (2) (4)                    38.32             (0.05)         18.04              --            (0.79)            --
   1999 (2) (4)                    38.01              0.02           0.60              --            (0.31)            --
   1998 (2) (4)                    44.70             (0.14)         (2.09)             --            (4.46)            --

MID CAP VALUE FUND
Class A
   2003 (2)                 $      13.29     $        0.18   $       2.96    $      (0.12)  $           --   $      (0.01)
   2002 (2)                        13.74              0.13          (0.44)          (0.10)              --          (0.04)
   2001 (2)                        14.62              0.10          (0.88)          (0.10)              --             --
   2000                            12.95              0.08           1.67           (0.08)              --             --
   1999                            15.04              0.10           1.26           (0.10)           (3.35)            --
Class B
   2003 (2)                 $      12.92     $        0.07   $       2.87    $      (0.04)  $           --   $      (0.01)
   2002 (2)                        13.37              0.01          (0.41)          (0.01)              --          (0.04)
   2001 (2)                        14.28             (0.01)         (0.88)          (0.02)              --             --
   2000                            12.67              0.02           1.61           (0.02)              --             --
   1999                            14.80              0.04           1.22           (0.04)           (3.35)            --
Class C
   2003 (2)                 $      13.17     $        0.07   $       2.93    $      (0.04)  $           --   $      (0.01)
   2002 (2)                        13.63              0.01          (0.43)             --               --          (0.04)
   2001 (2)                        14.55             (0.01)         (0.89)          (0.02)              --             --
   2000                            12.92              0.02           1.63           (0.02)              --             --
   1999 (8)                        13.69              0.06          (0.78)          (0.05)              --             --
Class S (2)
   2003                     $      13.29     $        0.16   $       2.99    $      (0.14)  $           --   $      (0.01)
   2002                            13.74              0.13          (0.44)          (0.10)              --          (0.04)
   2001 (6)                        13.31              0.01           0.42              --               --             --
Class Y
   2003 (2)                 $      13.33     $        0.21   $       2.98    $      (0.15)  $           --   $      (0.01)
   2002 (2)                        13.77              0.17          (0.44)          (0.13)              --          (0.04)
   2001 (2)                        14.68              0.14          (0.92)          (0.13)              --             --
   2000                            12.99              0.11           1.69           (0.11)              --             --
   1999                            15.05              0.12           1.30           (0.13)           (3.35)            --

(1) The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(2) Per share data calculated using average shares outstanding method.
(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the fiscal year ended October 31.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                         RATIO OF
                                   VALUE                       NET ASSETS     EXPENSES TO
                                  END OF             TOTAL         END OF         AVERAGE
                                  PERIOD        RETURN (9)   PERIOD (000)      NET ASSETS
-----------------------------------------------------------------------------------------
MID CAP GROWTH
  OPPORTUNITIES (1)
Class A
   2003 (2)                 $      33.68          27.33%  $    154,499            1.20%
   2002                            26.45          (6.64)        75,002            1.20
   2001 (2) (3)                    28.33         (20.00)        82,043            1.20
   2000 (2) (4)                    54.63          47.23        108,326            1.20
   1999 (2) (4)                    37.80           1.31         95,758            1.19
   1998 (2) (4)                    37.59          (5.91)       136,146            1.13
Class B
   2003 (2)                 $      32.30          26.37%  $      9,055            1.95%
   2002                            25.56          (7.36)         4,227            1.95
   2001 (2) (3)                    27.59         (20.60)         2,606            1.94
   2000 (2) (4)                    53.97          46.13            666            1.95
   1999 (2) (4) (5)                37.63           0.16            126            1.95
Class C
   2003 (2)                 $      33.24          26.43%  $     12,649            1.95%
   2002                            26.29          (7.20)         1,136            1.95
   2001 (2) (6)                    28.33           3.39             --              --
Class S
   2003 (2)                 $      33.66          27.36%  $     10,284            1.20%
   2002                            26.43          (6.58)         5,869            1.20
   2001 (2) (7)                    28.29         (20.87)         1,484            1.19
Class Y
   2003 (2)                 $      34.78          27.63%  $  1,153,657            0.95%
   2002                            27.25          (6.39)       477,210            0.95
   2001 (2) (3)                    29.11         (19.84)       406,349            0.95
   2000 (2) (4)                    55.52          47.56        435,613            0.95
   1999 (2) (4)                    38.32           1.56        359,947            0.94
   1998 (2) (4)                    38.01          (5.66)       464,858            0.88

MID CAP VALUE FUND
Class A
   2003 (2)                 $      16.30          23.71%  $     16,598            1.20%
   2002 (2)                        13.29          (2.41)        13,083            1.20
   2001 (2)                        13.74          (5.41)        13,583            1.15
   2000                            14.62          13.58         13,568            1.15
   1999                            12.95           8.03         20,148            1.15
Class B
   2003 (2)                 $      15.81          22.84%  $     10,154            1.95%
   2002 (2)                        12.92          (3.07)        10,410            1.95
   2001 (2)                        13.37          (6.21)        11,311            1.90
   2000                            14.28          12.85         12,495            1.90
   1999                            12.67           7.38         19,072            1.90
Class C
   2003 (2)                 $      16.12          22.84%  $      2,916            1.95%
   2002 (2)                        13.17          (3.09)         3,207            1.95
   2001 (2)                        13.63          (6.17)         3,312            1.90
   2000                            14.55          12.81          1,430            1.90
   1999 (8)                        12.92          (5.25)           164            1.90
Class S (2)
   2003                     $      16.31          23.80%  $        966            1.20%
   2002                            13.29          (2.40)           158            1.20
   2001 (6)                        13.74           3.23             44            0.85
Class Y
   2003 (2)                 $      16.36          24.06%  $    332,243            0.95%
   2002 (2)                        13.33          (2.12)       259,990            0.95
   2001 (2)                        13.77          (5.37)       291,932            0.90
   2000                            14.68          13.94        275,128            0.90
   1999                            12.99           8.47        304,492            0.90

                                                  RATIO OF        RATIO OF NET
                             RATIO OF NET      EXPENSES TO          INVESTMENT
                               INVESTMENT          AVERAGE       INCOME (LOSS)
                            INCOME (LOSS)       NET ASSETS      TO AVERAGE NET       PORTFOLIO
                               TO AVERAGE       (EXCLUDING   ASSETS (EXCLUDING        TURNOVER
                               NET ASSETS         WAIVERS)            WAIVERS)            RATE
----------------------------------------------------------------------------------------------
MID CAP GROWTH
  OPPORTUNITIES (1)
Class A
   2003 (2)                      (0.58)%          1.25%            (0.63)%             145%
   2002                          (0.34)           1.26             (0.40)              162
   2001 (2) (3)                  (0.19)           1.22             (0.21)              204
   2000 (2) (4)                  (0.38)           1.22             (0.40)              205
   1999 (2) (4)                  (0.21)           1.21             (0.23)              140
   1998 (2) (4)                  (0.57)           1.20             (0.64)               77
Class B
   2003 (2)                      (1.33)%          2.00%            (1.38)%             145%
   2002                          (1.08)           2.01             (1.14)              162
   2001 (2) (3)                  (0.95)           1.97             (0.98)              204
   2000 (2) (4)                  (1.13)           1.97             (1.15)              205
   1999 (2) (4) (5)              (0.89)           1.97             (0.91)              140
Class C
   2003 (2)                      (1.33)%          2.00%            (1.38)%             145%
   2002                          (1.07)           2.01             (1.13)              162
   2001 (2) (6)                     --              --                --               204
Class S
   2003 (2)                      (0.56)%          1.25%            (0.61)%             145%
   2002                          (0.33)           1.26             (0.39)              162
   2001 (2) (7)                  (0.24)           1.23             (0.28)              204
Class Y
   2003 (2)                      (0.30)%          1.00%            (0.35)%             145%
   2002                          (0.08)           1.01             (0.14)              162
   2001 (2) (3)                   0.06            0.97              0.04               204
   2000 (2) (4)                  (0.13)           0.97             (0.15)              205
   1999 (2) (4)                   0.04            0.96              0.02               140
   1998 (2) (4)                  (0.32)           0.95             (0.39)               77

MID CAP VALUE FUND
Class A
   2003 (2)                       1.21%           1.25%             1.16%              102%
   2002 (2)                       0.83            1.26              0.77                90
   2001 (2)                       0.67            1.15              0.67               104
   2000                           0.53            1.19              0.49               141
   1999                           0.63            1.18              0.60               121
Class B
   2003 (2)                       0.50%           2.00%             0.45%              102%
   2002 (2)                       0.08            2.01              0.02                90
   2001 (2)                      (0.08)           1.90             (0.08)              104
   2000                          (0.22)           1.94             (0.26)              141
   1999                          (0.13)           1.93             (0.16)              121
Class C
   2003 (2)                       0.51%           2.00%             0.46%              102%
   2002 (2)                       0.08            2.01              0.02                90
   2001 (2)                      (0.04)           1.90             (0.04)              104
   2000                          (0.15)           1.93             (0.18)              141
   1999 (8)                       0.29            1.93              0.26               121
Class S (2)
   2003                           1.07%           1.25%             1.02%              102%
   2002                           0.87            1.26              0.81                90
   2001 (6)                       5.19            0.85              5.19               104
Class Y
   2003 (2)                       1.45%           1.00%             1.40%              102%
   2002 (2)                       1.08            1.01              1.02                90
   2001 (2)                       0.92            0.90              0.92               104
   2000                           0.79            0.94              0.75               141
   1999                           0.89            0.93              0.86               121

(5) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

SCHEDULE OF INVESTMENTS September 30, 2003

LARGE CAP GROWTH OPPORTUNITIES

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 17.4%
Best Buy*                                                                     71,635   $       3,404
Brinker International*                                                       191,930           6,403
Clear Channel Communications                                                 592,560          22,695
Dollar General                                                               443,450           8,869
Dollar Tree Stores*                                                          233,840           7,834
Gannett                                                                       79,200           6,143
Home Depot                                                                   868,807          27,672
International Game Technology                                                137,730           3,877
Jones Apparel Group                                                          182,170           5,452
Lowe's                                                                       196,250          10,185
MGM MIRAGE*                                                                  179,610           6,565
Omnicom Group                                                                 81,080           5,826
Target                                                                       383,130          14,417
Time Warner*                                                                 555,035           8,387
Viacom                                                                       114,110           4,382
Viacom, Cl B                                                                 171,784           6,579
Wal-Mart Stores                                                              665,840          37,187
Walt Disney                                                                  809,600          16,330
Westwood One*                                                                200,670           6,058
Yum! Brands*                                                                 211,060           6,252
                                                                                       -------------
                                                                                             214,517
                                                                                       -------------
CONSUMER STAPLES - 6.8%
Altria Group                                                                 404,510          17,718
Anheuser-Busch                                                               202,250           9,979
Clorox                                                                       152,870           7,012
Coca-Cola                                                                    332,800          14,297
Hershey Foods                                                                 91,090           6,620
PepsiCo                                                                      342,540          15,699
Procter & Gamble                                                             137,300          12,744
                                                                                       -------------
                                                                                              84,069
                                                                                       -------------
ENERGY - 3.7%
Apache                                                                       177,364          12,298
Baker Hughes                                                                  95,380           2,822
BJ Services*                                                                 203,200           6,943
Murphy Oil                                                                   116,710           6,857
Nabors Industries*                                                           153,950           5,736
Schlumberger                                                                  73,010           3,534
Smith International*                                                         208,620           7,506
                                                                                       -------------
                                                                                              45,696
                                                                                       -------------
FINANCIALS - 9.0%
ACE                                                                          130,110           4,304
American International Group                                                 279,771          16,143
Capital One Financial                                                        125,520           7,160
Citigroup                                                                    274,635          12,499
Fannie Mae                                                                   382,420          26,846
Federal Home Loan Mortgage                                                   177,540           9,294
Goldman Sachs Group                                                           36,400           3,054
Lehman Brothers Holdings                                                     136,000           9,395
MBNA                                                                         758,085          17,284
MGIC Investment                                                               65,000           3,385
Radian Group                                                                  54,850           2,435
                                                                                       -------------
                                                                                             111,799
                                                                                       -------------
HEALTH CARE - 26.4%
Abbott Laboratories                                                          917,800   $      39,052
Amgen*                                                                       385,340          24,881
Biovail*                                                                     227,110           8,437
Boston Scientific*                                                           221,160          14,110
Cardinal Health                                                              179,054          10,455
Caremark Rx*                                                                 602,586          13,618
Forest Laboratories, Cl A*                                                    87,430           4,498
Gilead Sciences*                                                             144,580           8,086
HCA                                                                          283,390          10,446
Johnson & Johnson                                                            599,760          29,700
Medco Health Solutions*                                                       30,608             794
Medtronic                                                                    430,040          20,177
Merck                                                                        259,160          13,119
Pfizer                                                                     2,532,040          76,923
Schering-Plough                                                              338,200           5,154
Teva Pharmaceutical                                                           15,400             880
UnitedHealth Group                                                           155,560           7,828
Wellpoint Health Networks*                                                   127,160           9,801
Wyeth                                                                        391,670          18,056
Zimmer Holdings*                                                             190,269          10,484
                                                                                       -------------
                                                                                             326,499
                                                                                       -------------
INDUSTRIALS - 7.4%
3M                                                                           203,040          14,024
General Electric                                                           2,124,190          63,322
United Technologies                                                          174,370          13,475
                                                                                       -------------
                                                                                              90,821
                                                                                       -------------
INFORMATION TECHNOLOGY - 28.9%
Accenture*                                                                   666,730          14,895
Affiliated Computer Services, Cl A*                                          130,750           6,366
Applied Materials*                                                         1,130,190          20,502
Automatic Data Processing                                                     89,140           3,196
BMC Software*                                                                353,900           4,930
Broadcom, Cl A*                                                              182,440           4,857
Cisco Systems*                                                             1,508,448          29,475
Dell*                                                                        748,980          25,008
eBay*                                                                         67,660           3,620
EMC*                                                                         916,550          11,576
First Data                                                                   207,970           8,310
Flextronics International*                                                   641,140           9,091
IBM                                                                          207,190          18,301
Intel                                                                      2,179,500          59,958
Linear Technology                                                             87,870           3,147
Micron Technology*                                                           503,480           6,757
Microsoft                                                                  2,156,050          59,917
National Semiconductor*                                                      167,810           5,419
Nokia, ADR, Cl A                                                             927,740          14,473
Novellus Systems*                                                            172,260           5,814
Oracle Systems*                                                              985,800          11,061
QUALCOMM                                                                     207,240           8,629
Texas Instruments                                                            929,560          21,194
                                                                                       -------------
                                                                                             356,496
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $1,170,493)                                                                       1,229,897
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Prime
   Obligations Fund, Cl Z (a)                                             11,468,048   $      11,468
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $11,468)                                                                             11,468
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 51.2%
COMMERCIAL PAPER - 5.4%
Bluegrass
   1.190%, 05/18/04                                             $              2,449           2,449
CS First Boston
   1.415, 10/01/03                                                             9,794           9,794
Danske Bank
   1.508%, 12/22/03                                                            9,794           9,794
Independent IV
   1.216%, 04/15/04                                                            6,366           6,366
K2 USA
   1.020%, 12/01/03                                                            4,888           4,888
Leafs
   04/20/04, 04/20/04                                                          6,758           6,758
Mitten Mortgage
   1.130%, 10/08/03                                                            6,855           6,855
Mortgage Interest Network
   1.100%, 10/15/03                                                            2,448           2,448
   1.130%, 12/02/03                                                            4,888           4,888
Orchard Park
   1.245%, 04/06/04                                                              979             979
   1.220%, 07/06/04                                                           10,866          10,866
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        66,085
                                                                                       -------------
CORPORATE OBLIGATIONS - 11.6%
Allstate Life Global
   1.092%, 08/16/04                                                            9,794           9,794
Bank of Scotland
   1.100%, 03/05/04                                                            4,897           4,897
Castle Hill III
   1.176%, 09/16/04                                                            2,938           2,938
Deutsche Bank
   1.430%, 12/31/03                                                            3,918           3,918
   1.340%, 03/22/04                                                            4,897           4,897
General Electric Capital Corporation
   1.150%, 07/09/07                                                            4,899           4,899
Halogen Fund
   1.150%, 10/03/03                                                           20,371          20,371
Lloyd's Bank
   1.100%, 03/05/04                                                            9,794           9,794
Metlife Global Funding
   1.130%, 09/15/04                                                            5,875           5,875
   1.147%, 04/28/08                                                            4,114           4,114
Monet Trust
   1.210%, 12/28/03                                                            9,794           9,794
Residential Mortgage Securities
   1.140%, 09/11/04                                                            7,346           7,346
Sigma Finance
   1.268%, 08/09/04                                                            9,793           9,793
SMM Trust 2002-M
   1.140%, 09/23/04                                                           16,406          16,406
Svenska Handlsbankn
   1.100%, 03/03/04                                                            9,794           9,794
   1.100%, 03/15/04                                                            1,763           1,763
Wells Fargo Bank
   1.050%, 10/17/03                                                            9,794           9,794
   1.060%, 10/31/03                                                            6,856           6,856
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                  143,043
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        391,777   $         392
Merrill Lynch Premier Institutional Fund                                   1,283,412           1,283
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       1,675
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 4.3%
Commonwealth Life
   1.430%, 10/01/03                                             $              4,945           4,945
General Electric Capital Assurance
   1.370%, 12/19/03                                                            1,959           1,959
Liquid Funding
   1.130%, 8/23/04                                                             4,896           4,896
   1.130%, 9/14/04                                                             4,896           4,896
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                           14,594          14,594
Security Life Denver
   1.381%, 01/13/04                                                           12,733          12,733
   1.490%, 03/15/04                                                            9,795           9,795
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            53,818
                                                                                       -------------
REPURCHASE AGREEMENTS - 29.8%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
    repurchase price $19,589,502 (collateralized
   by various securities:
   Total Market Value $19,989,560)                                            19,589          19,589
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $24,486,808 (collateralized
   by U.S. Government Securities:
   Total Market Value $24,975,985)                                            24,486          24,486
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,036,364 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,097,033)                                              3,036           3,036
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,835,802 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $8,227,557)                                              7,836           7,836
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,897,354 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,995,151)                                              4,897           4,897
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,589,414 (collateralized
   by U.S. Government Securities :
   Total Market Value $19,980,603)                                            19,589          19,589
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $39,179,011 (collateralized
   by Corporate Securities:
   Total Market Value $41,136,536)                                            39,178          39,178
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,692,137 (collateralized
   by Corporate Securities:
   Total Market Value $15,423,019)                                            14,692          14,692
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,794,775 (collateralized
   by various securities:
   Total Market Value $10,097,355)                                             9,794           9,794

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,897,394 (collateralized
   by various securities:
   Total Market Value $4,997,234)                               $              4,897   $       4,897
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $26,935,475 (collateralized
   by U.S. Government Securities:
   Total Market Value $27,473,407)                                            26,935          26,935
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,794,721 (collateralized
   by U.S. Government Securities:
   Total Market Value $9,990,658)                                              9,794           9,794
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,589,582 (collateralized
   by various securities:
   Total Market Value $19,850,011)                                            19,589          19,589
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,582,994 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $5,906,687)                                              5,583           5,583
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $29,384,146 (collateralized
   by U.S. Government Securities:
   Total Market Value $29,971,309)                                            29,383          29,383
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $884,286 (collateralized
   by U.S. Government Securities:
   Total Market Value $902,288)                                                  884             884
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,448,679 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,497,717)                                              2,449           2,449
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,876,829 (collateralized
   by U.S. Government Securities:
   Total Market Value $5,994,474)                                              5,877           5,877
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,589,431 (collateralized
   by U.S. Government Securities:
   Total Market Value $19,980,878)                                            19,589          19,589
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $24,486,788 (collateralized
   by U.S. Government Securities:
   Total Market Value $24,975,997)                                            24,486          24,486
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,589,442 (collateralized
   by U.S. Government Securities:
   Total Market Value $19,981,274)                                            19,589          19,589
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,589,538 (collateralized
   by Corporate Securities:
   Total Market Value $20,568,308)                              $             19,589   $      19,589
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,191,220 (collateralized
   by Asset-Backed securities:
   Total Market Value $5,450,591)                                              5,191           5,191
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $30,461,670 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed securities:
   Total Market Value $31,990,674)                                            30,461          30,461
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  367,393
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $632,014)                                                                           632,014
                                                                                       -------------
TOTAL INVESTMENTS - 151.7%
   (Cost $1,813,975)                                                                       1,873,379
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (51.7)%                                                 (638,766)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,234,613
                                                                                       -------------

*   Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl  - Class

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS September 30, 2003

LARGE CAP SELECT FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 13.3%
Black & Decker                                                                 3,385   $         137
Clear Channel Communications                                                  46,350           1,775
Dollar General                                                                14,531             291
Dollar Tree Stores*                                                            8,580             287
Home Depot                                                                    60,722           1,934
Jones Apparel Group                                                           45,880           1,373
Lowe's                                                                         5,778             300
MGM MIRAGE*                                                                    8,150             298
Target                                                                         9,338             351
Time Warner*                                                                 157,260           2,376
Tribune                                                                        6,690             307
Viacom, Cl B                                                                  32,783           1,256
Wal-Mart Stores                                                               52,096           2,910
Walt Disney                                                                  124,770           2,517
Yum! Brands*                                                                  23,320             691
                                                                                       -------------
                                                                                              16,803
                                                                                       -------------
CONSUMER STAPLES - 6.9%
Altria Group                                                                  56,990           2,496
Anheuser-Busch                                                                13,936             688
Clorox                                                                        16,345             750
Coca-Cola                                                                     31,459           1,351
General Mills                                                                  6,597             311
Hershey Foods                                                                  4,260             310
PepsiCo                                                                       10,740             492
Procter & Gamble                                                              24,919           2,313
                                                                                       -------------
                                                                                               8,711
                                                                                       -------------
ENERGY - 7.6%
Apache                                                                         7,491             519
Baker Hughes                                                                  13,830             409
BJ Services*                                                                  13,288             454
BP, PLC                                                                       21,470             904
Conoco, Cl B                                                                  12,901             706
ENSCO International                                                           19,510             523
Exxon Mobil                                                                   61,270           2,242
Halliburton                                                                   20,236             491
Nabors Industries*                                                             8,430             314
Noble*                                                                        13,259             451
Schlumberger                                                                  47,537           2,301
Smith International*                                                           8,595             309
                                                                                       -------------
                                                                                               9,623
                                                                                       -------------
FINANCIALS - 16.6%
Allstate                                                                      52,142           1,905
American Express                                                              19,760             890
American International Group                                                  19,347           1,116
Bank of America                                                                9,979             779
Bank One                                                                       7,992             309
Capital One Financial                                                          5,056             288
Citigroup                                                                    121,420           5,526
Fannie Mae                                                                    18,395           1,291
Federal Home Loan Mortgage                                                     8,699             455
Goldman Sachs Group                                                           17,261           1,448
Hartford Financial Services Group                                              6,980             367
J. P. Morgan Chase                                                            13,640             468
Lehman Brothers                                                                5,200             359
Lincoln National                                                               8,480             300
MBNA                                                                          41,830             954
Merrill Lynch                                                                 23,210   $       1,242
Radian Group                                                                  18,520             822
Wachovia                                                                      35,586           1,466
Wells Fargo                                                                    6,961             358
XL Capital Limited, Cl A                                                       8,809             682
                                                                                       -------------
                                                                                              21,025
                                                                                       -------------
HEALTH CARE - 15.7%
Abbott Laboratories                                                          128,192           5,455
Amgen*                                                                         8,712             563
Biovail*                                                                      12,330             458
Boston Scientific*                                                            11,900             759
Bristol-Myers Squibb                                                          24,236             622
Cardinal Health                                                                8,360             488
Caremark Rx*                                                                  16,950             383
HCA                                                                           15,260             562
Health Management Associates, Cl A                                            29,310             639
Johnson & Johnson                                                             28,551           1,414
Medtronic                                                                     18,335             860
Merck                                                                         25,936           1,313
Pfizer                                                                       148,348           4,507
UnitedHealth Group                                                             6,234             314
Wellpoint Health Networks*                                                     4,941             381
Wyeth                                                                         17,396             802
Zimmer Holdings*                                                               5,800             320
                                                                                       -------------
                                                                                              19,840
                                                                                       -------------
INDUSTRIALS - 7.9%
3M                                                                            28,614           1,976
Caterpillar                                                                    9,405             647
Eaton                                                                          3,280             291
FedEx                                                                          4,700             303
General Electric                                                             104,048           3,102
General Motors                                                                 8,140             333
Goodrich                                                                      11,950             290
SPX*                                                                           6,480             293
Tyco International                                                            43,720             893
Union Pacific                                                                  5,137             299
United Technologies                                                           17,325           1,339
Waste Management                                                              11,670             305
                                                                                       -------------
                                                                                              10,071
                                                                                       -------------
INFORMATION TECHNOLOGY - 21.2%
Accenture*                                                                    28,036             626
Applied Materials*                                                            79,332           1,439
ASML*                                                                         20,750             272
BMC Software*                                                                 20,800             290
Broadcom*                                                                     12,140             324
Cadence Design Systems*                                                       32,160             431
Cisco Systems*                                                                41,759             816
Computer Associates International                                             39,983           1,044
Dell*                                                                         38,702           1,292
EMC*                                                                         128,003           1,617
First Data                                                                     7,320             293
Flextronics International*                                                    41,414             587
Hewlett-Packard                                                               34,980             677
IBM                                                                           30,072           2,656
Intel                                                                        164,656           4,530
Micron Technology*                                                            75,660           1,015
Microsoft                                                                    119,526           3,322
Nokia, ADR, Cl A                                                              78,646           1,227

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Novellus Systems*                                                             11,689   $         395
Oracle Systems*                                                               49,379             554
QUALCOMM                                                                       6,913             288
Texas Instruments                                                            141,526           3,227
                                                                                       -------------
                                                                                              26,922
                                                                                       -------------
MATERIALS - 2.2%
Agrium                                                                        43,270             544
Dow Chemical                                                                  45,970           1,496
Georgia-Pacific                                                               17,120             415
Praxair                                                                        5,746             356
                                                                                       -------------
                                                                                               2,811
                                                                                       -------------
TELECOMMUNICATION SERVICES - 2.2%
ALLTEL                                                                         8,910             413
BellSouth                                                                     21,380             506
CenturyTel                                                                    16,867             572
SBC Communications                                                            27,530             613
Verizon Communications                                                        19,658             638
                                                                                       -------------
                                                                                               2,742
                                                                                       -------------
UTILITIES - 1.1%
Dominion Resources                                                             7,563             468
Exelon                                                                         5,431             345
FPL Group                                                                      5,106             323
PPL                                                                            7,500             307
                                                                                       -------------
                                                                                               1,443
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $116,888)                                                                           119,991
                                                                                       -------------
SHORT-TERM INVESTMENTS - 7.6%
U.S. TREASURY OBLIGATION - 0.5%
United States Treasury Bill (b)
   0.970%, 03/11/04                                             $                700             697
                                                                                       -------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $697)                                                                                   697
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 7.1%
First American Prime Obligations Fund, Cl Z (a)                            8,963,869           8,964
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $8,964)                                                                               8,964
                                                                                       -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,661)                                                                               9,661
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 29.6%
COMMERCIAL PAPER - 3.1%
Bluegrass
   1.190%, 05/18/04                                                              145             145
CS First Boston
   1.415, 10/01/03                                                               581             581
Danske Bank
   1.508%, 12/22/03                                                              581             581
Independent IV
   1.216%, 04/15/04                                                              378             378
K2 USA
   1.020%, 12/01/03                                                              290             290
Leafs
   04/20/04, 04/20/04                                                            401             401
Mitten Mortgage
   1.130%, 10/08/03                                                              407             407
Mortgage Interest Network
   1.100%, 10/15/03                                                              145             145
   1.130%, 12/02/03                                                              290             290
Orchard Park
   1.245%, 04/06/04                                             $                 58   $          58
   1.220%, 07/06/04                                                              645             645
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         3,921
                                                                                       -------------
CORPORATE OBLIGATIONS - 6.7%
Allstate Life Global
   1.092%, 08/16/04                                                              581             581
Bank of Scotland
   1.100%, 03/05/04                                                              291             291
Castle Hill III
   1.176%, 09/16/04                                                              174             174
Deutsche Bank
   1.430%, 12/31/03                                                              233             233
   1.340%, 03/22/04                                                              291             291
General Electric Capital Corporation
   1.150%, 07/09/07                                                              291             291
Halogen Fund
   1.150%, 10/03/03                                                            1,209           1,209
Lloyds Bank
   1.100%, 03/05/04                                                              581             581
Metlife Global Funding
   1.130%, 09/15/04                                                              349             349
   1.147%, 04/28/08                                                              244             244
Monet Trust
   1.210%, 12/28/03                                                              581             581
Residential Mortgage Securities
   1.140%, 09/11/04                                                              436             436
Sigma Finance
   1.268%, 08/09/04                                                              581             581
SMM Trust 2002-M
   1.140%, 09/23/04                                                              973             973
Svenska Handlsbankn
   1.100%, 03/03/04                                                              581             581
   1.100%, 03/15/04                                                              105             105
Wells Fargo Bank
   1.050%, 10/17/03                                                              581             581
   1.060%, 10/31/03                                                              407             407
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                    8,489
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%

AIM Short Term Liquid Asset Portfolio                                         23,248              23
Merrill Lynch Premier Institutional Fund                                      76,157              76
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                          99
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.5%
Commonwealth Life
   1.430%, 10/01/03                                                              293             293
General Electric Capital Assurance
   1.370%, 12/19/03                                                              116             116
Liquid Funding
   1.130%, 8/23/04                                                               291             291
   1.130%, 9/14/04                                                               291             291
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                              866             866
Security Life Denver
   1.381%, 01/13/04                                                              756             756
   1.490%, 03/15/04                                                              581             581
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             3,194
                                                                                       -------------
REPURCHASE AGREEMENTS - 17.2%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03, repurchase price
   $1,162,385 (collateralized by various securities:
   Total Market Value $1,162,425)                                              1,162           1,162

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,453,027 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,482,054)                               $              1,453   $       1,453
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $180,175 (collateralized
   by U.S. Government Securities:
   Total Market Value $183,775)                                                  180             180
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03, repurchase price
   $464,970 (collateralized by Collateralized Mortgage
   Obligations:
   Total Market Value $488,216)                                                  465             465
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $290,605 (collateralized
   by U.S. Government Securities:
   Total Market Value $296,408)                                                  291             291
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,162,420 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,185,632)                                              1,162           1,162
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03, repurchase price
   $2,324,850 (collateralized by Corporate Securities:
   Total Market Value $2,441,008)                                              2,325           2,325
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03, repurchase price
   $871,819 (collateralized by Corporate Securities:
   Total Market Value $915,189)                                                  872             872
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03, repurchase price
   $581,214 (collateralized by various securities:
   Total Market Value $599,169)                                                  581             581
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03, repurchase price
   $290,607 (collateralized by various securities:
   Total Market Value $296,532)                                                  291             291
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,598,329 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,630,249)                                              1,598           1,598
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $581,211 (collateralized
   by U.S. Government Securities:
   Total Market Value $592,837)                                                  581             581
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03, repurchase price
   $1,162,430 (collateralized by various securities:
   Total Market Value $1,177,883)                                              1,162           1,162
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03, repurchase price
   $331,290 (collateralized by Collateralized Mortgage
   Obligations:
   Total Market Value $350,498)                                                  331             331
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,743,631 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,778,473)                                              1,744           1,744
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $52,473 (collateralized
   by U.S. Government Securities:
   Total Market Value $53,541)                                  $                 53   $          53
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $145,303 (collateralized
   by U.S. Government Securities:
   Total Market Value $148,212)                                                  145             145
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $348,726 (collateralized
   by U.S. Government Securities:
   Total Market Value $355,707)                                                  349             349
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,162,421 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,185,649)                                              1,161           1,161
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,453,026 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,482,055)                                              1,453           1,453
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,162,421 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,185,672)                                              1,162           1,162
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03, repurchase price
   $1,162,427 (collateralized by Corporate Securities:
   Total Market Value $1,220,506)                                              1,162           1,162
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03, repurchase price
   $308,043 (collateralized by Asset-Backed securities:
   Total Market Value $323,434)                                                  308             308
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03, repurchase price
   $1,807,572 (collateralized by Collateralized Mortgage
   Obligations & Asset-Backed securities:
   Total Market Value $1,898,300)                                              1,808           1,808
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   21,799
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $37,502)                                                                             37,502
                                                                                       -------------
TOTAL INVESTMENTS - 131.9%
   (Cost $164,051)                                                                           167,154
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (31.9)%                                                  (40,408)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     126,746
                                                                                       -------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements for additional information.
ADR - American Depositary Receipt
Cl - Class

SCHEDULE OF INVESTMENTS September 30, 2003

LARGE CAP VALUE FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 11.6%
Black & Decker                                                                86,640   $       3,513
Clear Channel Communications                                                 127,350           4,877
Comcast*                                                                     180,336           5,569
Delphi Automotive Systems                                                    571,010           5,168
General Motors                                                               237,450           9,719
Jones Apparel Group                                                          424,390          12,702
McDonald's                                                                   251,290           5,915
Time Warner*                                                               1,436,290          21,702
TJX                                                                          310,430           6,029
Tribune                                                                      209,100           9,598
Viacom, Cl B                                                                 242,930           9,304
Walt Disney                                                                  761,050          15,350
Yum! Brands*                                                                 306,150           9,068
                                                                                       -------------
                                                                                             118,514
                                                                                       -------------
CONSUMER STAPLES - 5.7%
Altria Group                                                                 429,340          18,805
Clorox                                                                       172,200           7,899
Coca-Cola                                                                    177,400           7,621
General Mills                                                                175,800           8,275
Procter & Gamble                                                             176,500          16,383
                                                                                       -------------
                                                                                              58,983
                                                                                       -------------
ENERGY - 10.5%
Apache                                                                       115,457           8,006
BP, ADR                                                                      266,380          11,215
Conoco, Cl B                                                                 332,450          18,202
ENSCO International                                                          254,510           6,826
Exxon Mobil                                                                1,029,414          37,677
Halliburton                                                                  430,250          10,434
Noble*                                                                       222,750           7,571
Schlumberger                                                                 165,060           7,989
                                                                                       -------------
                                                                                             107,920
                                                                                       -------------
FINANCIALS - 31.3%
Allstate                                                                     589,400          21,531
American Express                                                             368,500          16,605
American International Group                                                 142,540           8,225
Bank of America                                                              250,070          19,515
Bank One                                                                     304,350          11,763
Boston Properties (REIT)                                                     128,100           5,568
Charter One Financial                                                        343,470          10,510
CIT Group                                                                    176,970           5,090
Citigroup                                                                  1,360,482          61,916
Compass Bancshares                                                           130,560           4,515
Edwards A.G                                                                  166,880           6,410
Federal Home Loan Mortgage                                                    69,040           3,614
FleetBoston Financial                                                        176,350           5,317
General Growth Properties                                                     45,010           3,227
Goldman Sachs Group                                                          139,100          11,670
Hartford Financial Services Group                                            170,450           8,971
J. P. Morgan Chase                                                           560,300          19,235
Lincoln National                                                             145,590           5,151
Merrill Lynch                                                                341,550          18,283
Radian Group                                                                 228,200          10,132
Simon Property Group                                                         128,500           5,600
State Street                                                                  65,510           2,948
Synovus Financial                                                            246,190           6,152
Wachovia                                                                     649,490          26,752
Wells Fargo                                                                  207,750   $      10,699
XL Capital Limited, Cl A                                                     138,850          10,753
                                                                                       -------------
                                                                                             320,152
                                                                                       -------------
HEALTH CARE - 6.0%
Abbott Laboratories                                                          547,560          23,299
Bristol-Myers Squibb                                                         519,300          13,325
Health Management Associates, Cl A                                           527,830          11,512
Merck                                                                        257,100          13,014
                                                                                       -------------
                                                                                              61,150
                                                                                       -------------
INDUSTRIALS - 8.5%
3M                                                                            65,940           4,554
Caterpillar                                                                  202,200          13,919
Eaton                                                                        113,800          10,085
FedEx                                                                        145,700           9,387
Goodrich                                                                     286,250           6,939
Northwest Airlines*                                                          202,950           1,969
SPX*                                                                         124,010           5,615
Tyco International                                                           281,210           5,745
Union Pacific                                                                128,900           7,498
United Technologies                                                          129,000           9,969
Waste Management                                                             210,200           5,501
York International                                                           161,640           5,591
                                                                                       -------------
                                                                                              86,772
                                                                                       -------------
INFORMATION TECHNOLOGY - 10.5%
ASML*                                                                        386,880           5,080
Cadence Design Systems*                                                      765,400          10,256
Computer Associates International                                            571,200          14,914
EMC*                                                                         803,700          10,151
Hewlett-Packard                                                              831,738          16,102
IBM                                                                          264,156          23,333
Intel                                                                        309,380           8,511
Micron Technology*                                                           381,550           5,120
Texas Instruments                                                            615,040          14,023
                                                                                       -------------
                                                                                             107,490
                                                                                       -------------
MATERIALS - 5.4%
Agrium                                                                       859,510          10,795
Dow Chemical                                                                 693,360          22,562
Georgia-Pacific                                                              458,030          11,103
Praxair                                                                      175,950          10,900
                                                                                       -------------
                                                                                              55,360
                                                                                       -------------
TELECOMMUNICATION SERVICES - 6.5%
ALLTEL                                                                       239,050          11,078
Avaya*                                                                       421,000           4,589
BellSouth                                                                    429,250          10,165
CenturyTel                                                                   366,350          12,416
SBC Communications                                                           549,826          12,234
Verizon Communications                                                       483,852          15,696
                                                                                       -------------
                                                                                              66,178
                                                                                       -------------
UTILITIES - 4.3%
Dominion Resources                                                           220,000          13,618
Exelon                                                                       191,900          12,186
FPL Group                                                                    171,400          10,832
PPL                                                                          190,040           7,782
                                                                                       -------------
                                                                                              44,418
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $947,444)                                                                         1,026,937
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.4%
RELATED PARTY MONEY MARKET FUND - 0.4%
First American Prime Obligations Fund, Cl Z (a)                            3,886,783   $       3,887
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $3,887)                                                                               3,887
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 44.8%
COMMERCIAL PAPER - 4.7%
Bluegrass
   1.190%, 05/18/04                                             $              1,778           1,778
CS First Boston
   1.415, 10/01/03                                                             7,112           7,112
Danske Bank
   1.508%, 12/22/03                                                            7,112           7,112
Independent IV
   1.216%, 04/15/04                                                            4,623           4,623
K2 USA
   1.020%, 12/01/03                                                            3,549           3,549
Leafs
   04/20/04, 04/20/04                                                          4,907           4,907
Mitten Mortgage
   1.130%, 10/08/03                                                            4,977           4,977
Mortgage Interest Network
   1.100%, 10/15/03                                                            1,777           1,777
   1.130%, 12/02/03                                                            3,549           3,549
Orchard Park
   1.245%, 04/06/04                                                              711             711
   1.220%, 07/06/04                                                            7,890           7,890
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        47,985
                                                                                       -------------
CORPORATE OBLIGATIONS - 10.1%
Allstate Life Global
   1.092%, 08/16/04                                                            7,112           7,112
Bank of Scotland
   1.100%, 03/05/04                                                            3,556           3,556
Castle Hill III
   1.176%, 09/16/04                                                            2,133           2,133
Deutsche Bank
   1.430%, 12/31/03                                                            2,845           2,845
   1.340%, 03/22/04                                                            3,556           3,556
General Electric Capital Corporation
   1.150%, 07/09/07                                                            3,557           3,557
Halogen Fund
   1.150%, 10/03/03                                                           14,791          14,791
Lloyd's Bank
   1.100%, 03/05/04                                                            7,112           7,112
Metlife Global Funding
   1.130%, 09/15/04                                                            4,266           4,266
   1.147%, 04/28/08                                                            2,987           2,987
Monet Trust
   1.210%, 12/28/03                                                            7,112           7,112
Residential Mortgage Securities
   1.140%, 09/11/04                                                            5,334           5,334
Sigma Finance
   1.268%, 08/09/04                                                            7,111           7,111
SMM Trust 2002-M
   1.140%, 09/23/04                                                           11,912          11,912
Svenska Handlsbankn
   1.100%, 03/03/04                                                            7,112           7,112
   1.100%, 03/15/04                                                            1,280           1,280
Wells Fargo Bank
   1.050%, 10/17/03                                             $              7,112   $       7,112
   1.060%, 10/31/03                                                            4,978           4,978
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                  103,866
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        284,473             284
Merrill Lynch Premier Institutional Fund                                     931,898             932
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       1,216
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.8%
Commonwealth Life
   1.430%, 10/01/03                                                            3,591           3,591
General Electric Capital Assurance
   1.370%, 12/19/03                                                            1,422           1,422
Liquid Funding
   1.130%, 8/23/04                                                             3,555           3,555
   1.130%, 9/14/04                                                             3,555           3,555
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                           10,597          10,597
Security Life Denver
   1.381%, 01/13/04                                                            9,245           9,245
   1.490%, 03/15/04                                                            7,112           7,112
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            39,077
                                                                                       -------------
REPURCHASE AGREEMENTS - 26.1%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03, repurchase price
   $14,230,985 (collateralized by various securities:
   Total Market Value $14,514,634)                                            14,224          14,224
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,780,108 (collateralized
   by U.S. Government Securities:
   Total Market Value $18,135,303)                                            17,779          17,779
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,204,733 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,248,785)                                              2,205           2,205
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03, repurchase price
   $5,689,652 (collateralized by Collateralized Mortgage
   Obligations:
   Total Market Value $5,974,108)                                              5,689           5,689
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,556,016 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,627,027)                                              3,556           3,556
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,224,063 (collateralized
   by U.S. Government Securities:
   Total Market Value $14,508,109)                                            14,224          14,224
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03, repurchase price
   $28,448,258 (collateralized by Corporate Securities:
   Total Market Value $29,869,635)                                            28,447          28,447
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03, repurchase price
   $10,668,103 (collateralized by Corporate Securities:
   Total Market Value $11,198,802)                                            10,668          10,668

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03, repurchase price
   $7,112,081 (collateralized by various securities):
   Total Market Value $7,331,786)                               $              7,112   $       7,112
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03, repurchase price
   $3,556,045 (collateralized by various securities:
   Total Market Value $3,628,540)                                              3,556           3,556
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,558,108 (collateralized
   by U.S. Government Securities:
   Total Market Value $19,948,706)                                            19,557          19,557
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,112,041 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,254,313)                                              7,112           7,112
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03, repurchase price
   $14,224,184 (collateralized by various securities:
   Total Market Value $14,413,284)                                            14,224          14,224
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03, repurchase price
   $4,053,866 (collateralized by Collateralized Mortgage
   Obligations:
   Total Market Value $4,288,902)                                              4,054           4,054
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $21,336,112 (collateralized
   by U.S. Government Securities:
   Total Market Value $21,762,456)                                            21,334          21,334
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $642,088 (collateralized
   by U.S. Government Securities:
   Total Market Value $655,160)                                                  642             642
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,778,009 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,813,616)                                              1,778           1,778
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,267,222 (collateralized
   by U.S. Government Securities:
   Total Market Value $4,352,645)                                              4,267           4,267
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,224,074 (collateralized
   by U.S. Government Securities:
   Total Market Value $14,508,308)                                            14,224          14,224
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,780,093 (collateralized
   by U.S. Government Securities:
   Total Market Value $18,135,312)                                            17,779          17,779
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,224,082 (collateralized
   by U.S. Government Securities:
   Total Market Value $14,508,595)                              $             14,224   $      14,224
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03, repurchase price
   $14,224,153 (collateralized by Corporate Securities:
   Total Market Value $14,934,846)                                            14,224          14,224
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03, repurchase price
   $3,769,395 (collateralized by Asset-Backed securities:
   Total Market Value $3,957,727)                                              3,769           3,769
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03, repurchase price
   $22,118,526 (collateralized by Collateralized Mortgage
   Obligations & Asset-Backed securities:
   Total Market Value $23,228,737)                                            22,118          22,118
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  266,766
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $458,910)                                                                           458,910
                                                                                       -------------
TOTAL INVESTMENTS - 145.5%
   (Cost $1,410,241)                                                                       1,489,734
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (45.5)%                                                 (465,767)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,023,967
                                                                                       -------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except for per share data

                                                                 LARGE CAP GROWTH        LARGE CAP       LARGE CAP
                                                               OPPORTUNITIES FUND      SELECT FUND      VALUE FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+             $        1,861,911    $     158,190   $   1,485,847
Investments in affiliated securities, at value**                           11,468            8,964           3,887
Cash                                                                           --                3              67
Dividends and interest receivable                                           1,101              112           1,552
Receivable for investment securities sold                                      --            2,166          45,671
Capital shares sold                                                           838            1,544             354
Prepaid expenses and other assets                                              34               23              27
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                            1,875,352          171,002       1,537,405
==================================================================================================================
LIABILITIES:
Payable for investment securities purchased                                 3,967            6,586          49,342
Payable upon return of securities loaned                                  632,014           37,503         458,911
Capital shares redeemed                                                     3,730               --           4,353
Variation margin receivable                                                    --               91              --
Payable for advisory, co-administration, and custodian fees                   959               76             776
Distribution and shareholder servicing fees                                    69               --              56
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         640,739           44,256         513,438
==================================================================================================================
NET ASSETS                                                     $        1,234,613    $     126,746   $   1,023,967
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                              $        1,442,420    $     122,864   $   1,115,464
Undistributed net investment income                                           212                5              --
Accumulated net realized gain (loss)                                     (267,423)             889        (170,990)
Net unrealized appreciation of investments                                 59,404            3,103          79,493
Net unrealized depreciation of futures contracts                               --             (115)             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $        1,234,613    $     126,746   $   1,023,967
==================================================================================================================
   * Investments in unaffiliated securities, at cost           $        1,802,507    $     155,087   $   1,406,354
  ** Investments in affiliated securities, at cost                         11,468            8,964           3,887
   + Including securities loaned, at value                     $          602,269    $      35,474   $     440,574

CLASS A:
Net assets                                                     $           93,331    $         215   $      88,024
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                  4,086               19           5,882
Net asset value and redemption price per share                 $            22.84    $       11.45   $       14.97
Maximum offering price per share (1)                           $            24.17    $       12.12   $       15.84
CLASS B:
Net assets                                                     $           37,853    $         113   $      30,987
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                  1,713               10           2,109
Net asset value, offering price and redemption price
  per share (2)                                                $            22.10    $       11.41   $       14.70
CLASS C:
Net assets                                                     $           15,365    $          26   $       6,844
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                    682                2             460
Net asset value and redemption price per share (2)             $            22.55    $       11.42   $       14.87
Maximum offering price per share (3)                           $            22.78    $       11.54   $       15.02
CLASS S:
Net assets                                                     $           15,890    $           1   $      23,845
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                    695               --           1,594
Net asset value, offering price, and redemption price
  per share                                                    $            22.85    $       11.44   $       14.96
CLASS Y:
Net assets                                                     $        1,072,174    $     126,391   $     874,267
Shares issued and outstanding ($0.0001 par value
  -- 2 billion authorized)                                                 45,865           11,040          58,274
Net asset value, offering price, and redemption price
  per share                                                    $            23.38    $       11.45   $       15.01

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                                 LARGE CAP GROWTH         LARGE CAP      LARGE CAP
                                                               OPPORTUNITIES FUND    SELECT FUND(1)     VALUE FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated securities                            $              198    $           30  $         233
Dividends                                                                  10,518               448         24,150
Less: Foreign taxes withheld                                                  (23)               (1)           (23)
Securities lending                                                            254                 2            270
Other income                                                                   85                --            505
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    11,032               479         25,135
==================================================================================================================
EXPENSES:
Investment advisory fees                                                    5,973               197          6,671
Co-administration fees and expenses (including per account
  transfer agency fees)                                                     2,499                82          2,806
Custodian fees                                                                 92                 3            103
Directors' fees                                                                13                --             16
Registration fees                                                              19                 5             20
Professional fees                                                              30                 1             37
Printing                                                                       31                 2             39
Other                                                                          15                 3             31
Distribution and shareholder servicing fees - Class A                         152                --            219
Distribution and shareholder servicing fees - Class B                         227                --            329
Distribution and shareholder servicing fees - Class C                          94                --             73
Shareholder servicing fees - Class S                                           26                --             64
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              9,171               293         10,408
==================================================================================================================
Less: Fee waivers                                                            (402)              (26)          (486)
------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                          8,769               267          9,922
==================================================================================================================
INVESTMENT INCOME - NET                                                     2,263               212         15,213
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS - NET:
Net realized gain (loss) on investments                                    (8,348)              645        (74,910)
Net realized gain on futures contracts                                         --               244             --
Net change in unrealized apppreciation or depreciation of
  investments                                                             181,534             3,103        235,175
Net change in unrealized apppreciation or depreciation of
  futures contracts                                                            --              (115)            --
------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                   173,186             3,877        160,265
==================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $          175,449    $        4,089  $     175,478
==================================================================================================================

(1) Commenced operations on January 31, 2003.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                LARGE CAP GROWTH      LARGE CAP                     LARGE CAP
                                                              OPPORTUNITIES FUND    SELECT FUND                    VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                          10/1/02        10/1/01    1/31/03 (2)        10/1/02        10/1/01
                                                               TO             TO             TO             TO             TO
                                                          9/30/03        9/30/02        9/30/03        9/30/03        9/30/02
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                              $      2,263   $        727   $        212   $     15,213   $     11,486
Net realized gain (loss) on investments                    (8,348)       (38,565)           645        (74,910)       (69,319)
Net realized gain on futures                                   --             --            244             --             --
Net change in unrealized appreciation or
  depreciation of investments                             181,534        (37,497)         3,103        235,175       (202,478)
Net change in unrealized appreciation or
  depreciation of futures contracts                            --             --           (115)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         175,449        (75,335)         4,089        175,478       (260,311)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                    (72)           (68)            --         (1,096)          (821)
   Class B                                                     (1)            (3)            --           (194)           (63)
   Class C                                                     (2)            --             --            (42)           (16)
   Class S                                                    (15)            (5)            --           (325)          (104)
   Class Y                                                 (2,319)          (838)          (207)       (13,005)       (10,413)
Tax return of capital:
   Class A                                                     --             --             --             --            (25)
   Class B                                                     --             --             --             --            (10)
   Class C                                                     --             --             --             --             (2)
   Class S                                                     --             --             --             --             (7)
   Class Y                                                     --             --             --             --           (240)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (2,409)          (914)          (207)       (14,769)       (11,701)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                     14,680          3,585            207         12,490         10,151
   Reinvestment of distributions                               68             65             --          1,055            804
   Payments for redemptions                               (16,989)        (6,469)            (1)       (24,446)       (29,928)
   Shares issued in connection with the
     acquisition of Fund net assets                        56,074             --             --             --         33,799
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                             53,833         (2,819)           206        (10,901)        14,826
-----------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                      1,467          1,361            110          1,108          2,307
   Reinvestment of distributions                                1              3             --            195             71
   Payments for redemptions                                (6,688)          (511)            --         (9,181)        (9,549)
   Shares issued in connection with the
     acquisition of Fund net assets                        33,725             --             --             --         12,359
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                             28,505            853            110         (7,878)         5,188
-----------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                      3,480          1,034             32          1,111          2,449
   Reinvestment of distributions                                2             --             --             42             18
   Payments for redemptions                                (2,744)          (350)            (7)        (2,932)        (3,164)
   Shares issued in connection with the
     acquisition of Fund net assets                        11,793             --             --             --             91
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                             12,531            684             25         (1,779)          (606)
-----------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                      5,934          2,442              1          7,302          1,898
   Reinvestment of distributions                               12              4             --            323            109
   Payments for redemptions                                (3,637)        (2,382)            --        (11,536)        (4,834)
   Shares issued in connection with the
     acquisition of Fund net assets                         8,878             --             --             --         35,966
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
   transactions                                            11,187             64              1         (3,911)        33,139
-----------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                    293,846        106,388        123,607        148,267        161,444
   Reinvestment of distributions                              955            502            126          8,829          6,422
   Payments for redemptions                              (317,222)       (99,984)        (1,211)      (245,103)      (528,969)
   Shares issued in connection with the
     acquisition of Fund net assets                       418,499             --             --             --        443,799
   Shares issued in connection with the acquisition
     of Common Trust Fund net assets                      273,701             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                            669,779          6,906        122,522        (88,007)        82,696
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                      775,835          5,688        122,864       (112,476)       135,243
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   948,875        (70,561)       126,746         48,233       (136,769)
NET ASSETS AT BEGINNING OF PERIOD                         285,738        356,299             --        975,734      1,112,503
=============================================================================================================================
NET ASSETS AT END OF PERIOD                          $  1,234,613   $    285,738   $    126,746   $  1,023,967   $    975,734
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT
  INCOME AT END OF PERIOD                            $        212   $        443   $          5   $         --   $         --
=============================================================================================================================

(1) See Note 4 in Notes to Financial Statements for additional information.
(2) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                          REALIZED AND
                               NET ASSET                    UNREALIZED      DIVIDENDS
                                   VALUE            NET          GAINS       FROM NET    DISTRIBUTIONS
                               BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET
                               OF PERIOD  INCOME (LOSS)    INVESTMENTS         INCOME   REALIZED GAINS
------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
OPPORTUNITIES (1) (2)
Class A
  2003                      $      19.16  $          --   $       3.73   $      (0.05)  $           --
  2002                             24.44             --          (5.23)         (0.05)              --
  2001 (3)                         43.33          (0.01)        (14.00)            --            (4.88)
  2000 (4)                         37.96          (0.15)          7.55             --            (2.03)
  1999 (4)                         35.72          (0.12)          6.42          (0.02)           (4.04)
  1998 (4)                         35.27          (0.02)          5.66          (0.02)           (5.17)
Class B
  2003                      $      18.64  $       (0.18)  $       3.64   $         --   $           --
  2002                             23.94          (0.18)         (5.09)         (0.03)              --
  2001 (3)                         42.80          (0.22)        (13.76)            --            (4.88)
  2000 (4)                         37.78          (0.47)          7.52             --            (2.03)
  1999 (4) (5)                     36.92          (0.29)          1.15             --               --
Class C
  2003                      $      19.03  $       (0.18)  $       3.72   $      (0.02)  $           --
  2002                             24.44          (0.18)         (5.19)         (0.04)              --
  2001 (6)                         23.75             --           0.69             --               --
Class S
  2003                      $      19.17  $          --   $       3.73   $      (0.05)  $           --
  2002                             24.45             --          (5.23)         (0.05)              --
  2001 (7)                         35.53          (0.01)        (11.07)            --               --
Class Y
  2003                      $      19.59  $        0.07   $       3.80   $      (0.08)  $           --
  2002                             24.93           0.06          (5.33)         (0.07)              --
  2001(3)                          44.00           0.06         (14.25)            --            (4.88)
  2000(4)                          38.42          (0.04)          7.65             --            (2.03)
  1999(4)                          36.05          (0.02)          6.47          (0.04)           (4.04)
  1998(4)                          35.48           0.07           5.70          (0.03)           (5.17)
LARGE CAP SELECT (2) (8)
Class A
  2003                      $      10.00  $        0.03   $       1.46   $      (0.04)  $           --
Class B
  2003                      $      10.00  $       (0.03)  $       1.45   $      (0.01)  $           --
Class C
  2003                      $      10.00  $       (0.02)  $       1.45   $      (0.01)  $           --
Class S
  2003                      $      10.00  $        0.03   $       1.44   $      (0.03)  $           --
Class Y
  2003                      $      10.00  $        0.05   $       1.45   $      (0.05)  $           --
------------------------------------------------------------------------------------------------------

(1) The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(2) Per share data calculated using average shares outstanding.
(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the fiscal period ended October 31.
(5) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                            RATIO OF
                                                                         RATIO OF NET    EXPENSES TO
                               NET ASSET                      RATIO OF     INVESTMENT        AVERAGE
                                   VALUE                    NET ASSETS    EXPENSES TO  INCOME (LOSS)     NET ASSETS
                                  END OF          TOTAL         END OF        AVERAGE     TO AVERAGE     (EXCLUDING
                                  PERIOD     RETURN (9)   PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)
-------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
OPPORTUNITIES (1) (2)
Class A
  2003                      $      22.84          19.50%  $     93,331           1.15%         (0.02)%         1.19%
  2002                             19.16         (21.46)        24,647           1.15          (0.02)          1.22
  2001 (3)                         24.44         (35.83)        34,330           1.20          (0.04)          1.24
  2000 (4)                         43.33          19.92         51,232           1.20          (0.35)          1.21
  1999 (4)                         37.96          17.92         47,238           1.19          (0.31)          1.20
  1998 (4)                         35.72          18.58         38,213           1.14          (0.05)          1.21
Class B
  2003                      $      22.10          18.58%  $     37,853           1.90%         (0.84)%         1.94%
  2002                             18.64         (22.06)         2,928           1.90          (0.75)          1.97
  2001 (3)                         23.94         (36.28)         2,954           1.93          (0.79)          1.97
  2000 (4)                         42.80          19.06          1,483           1.95          (1.10)          1.96
  1999 (4) (5)                     37.78           2.33            722           1.96          (1.17)          1.97
Class C
  2003                      $      22.55          18.60%  $     15,365           1.90%         (0.81)%         1.94%
  2002                             19.03         (22.03)           476           1.90          (0.73)          1.97
  2001 (6)                         24.44           2.95             --             --             --             --
Class S
  2003                      $      22.85          19.51%  $     15,890           1.15%         (0.01)%         1.19%
  2002                             19.17         (21.45)         2,376           1.15             --           1.22
  2001 (7)                         24.45         (31.16)         2,802           1.18          (0.03)          1.22
Class Y
  2003                      $      23.38          19.78%  $  1,072,174           0.90%          0.31%          0.94%
  2002                             19.59         (21.23)       255,311           0.90           0.24           0.97
  2001(3)                          24.93         (35.70)       316,213           0.94           0.20           0.98
  2000(4)                          44.00          20.24        339,166           0.95          (0.10)          0.96
  1999(4)                          38.42          18.18        306,832           0.94          (0.06)          0.95
  1998(4)                          36.05          18.89        197,798           0.89           0.20           0.96
LARGE CAP SELECT (2) (8)
Class A
  2003                      $      11.45          14.91%  $        215           1.15%          0.42%          1.24%
Class B
  2003                      $      11.41          14.18%  $        113           1.90%         (0.35)%         1.99%
Class C
  2003                      $      11.42          14.27%  $         26           1.90%         (0.32)%         1.99%
Class S
  2003                      $      11.44          14.76%  $          1           1.15%          0.39%          1.24%
Class Y
  2003                      $      11.45          15.02%  $    126,391           0.90%          0.71%          0.99%

                                  RATIO OF NET
                                    INVESTMENT
                                  NCOME (LOSS)
                                TO AVERAGE NET               PORTFOLIO
                             ASSETS (EXCLUDING                TURNOVER
                                      WAIVERS)                    RATE
----------------------------------------------------------------------
LARGE CAP GROWTH
OPPORTUNITIES (1) (2)
Class A
  2003                                   (0.06)%                    83%
  2002                                   (0.09)                     43
  2001 (3)                               (0.08)                     40
  2000 (4)                               (0.36)                     60
  1999 (4)                               (0.32)                     59
  1998 (4)                               (0.12)                     52
Class B
  2003                                   (0.88)%                    83%
  2002                                   (0.82)                     43
  2001 (3)                               (0.83)                     40
  2000 (4)                               (1.11)                     60
  1999 (4) (5)                           (1.18)                     59
Class C
  2003                                   (0.85)%                    83%
  2002                                   (0.80)                     43
  2001 (6)                                  --                      40
Class S
  2003                                   (0.05)%                    83%
  2002                                   (0.07)                     43
  2001 (7)                               (0.07)                     40
Class Y
  2003                                    0.27%                     83%
  2002                                    0.17                      43
  2001(3)                                 0.16                      40
  2000(4)                                (0.11)                     60
  1999(4)                                (0.07)                     59
  1998(4)                                 0.13                      52
LARGE CAP SELECT (2) (8)
Class A
  2003                                    0.33%                     65%
Class B
  2003                                   (0.44)%                    65%
Class C
  2003                                   (0.41)%                    65%
Class S
  2003                                    0.30%                     65%
Class Y
  2003                                    0.62%                     65%

                                                          REALIZED AND
                               NET ASSET                    UNREALIZED      DIVIDENDS
                                   VALUE            NET          GAINS       FROM NET    DISTRIBUTIONS
                               BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET
                               OF PERIOD         INCOME    INVESTMENTS         INCOME   REALIZED GAINS
------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)                   $      12.77   $       0.18   $       2.20   $      (0.18)  $           --
  2002(1)                          15.98           0.14          (3.21)         (0.14)              --
  2001(1)                          20.59           0.16          (2.67)         (0.16)           (1.94)
  2000                             23.12           0.17           0.22          (0.17)           (2.75)
  1999                             22.39           0.19           4.44          (0.20)           (3.70)
Class B
  2003(1)                   $      12.55   $       0.08   $       2.15   $      (0.08)  $           --
  2002(1)                          15.71           0.02          (3.15)         (0.03)              --
  2001(1)                          20.30           0.02          (2.63)         (0.04)           (1.94)
  2000                             22.87           0.05           0.18          (0.05)           (2.75)
  1999                             22.21           0.07           4.36          (0.07)           (3.70)
Class C
  2003(1)                   $      12.70   $       0.08   $       2.17   $      (0.08)  $           --
  2002(1)                          15.90           0.02          (3.19)         (0.03)              --
  2001(1)                          20.51           0.02          (2.65)         (0.04)           (1.94)
  2000                             23.09           0.06           0.17          (0.06)           (2.75)
  1999(2)                          22.79           0.08           0.30          (0.08)              --
Class S(1)
  2003                      $      12.77   $       0.18   $       2.19   $      (0.18)  $           --
  2002                             15.97           0.13          (3.18)         (0.15)              --
  2001(3)                          15.32             --           0.65             --               --
Class Y
  2003(1)                   $      12.80   $       0.22   $       2.20   $      (0.21)  $           --
  2002(1)                          16.02           0.18          (3.22)         (0.18)              --
  2001(1)                          20.64           0.21          (2.68)         (0.21)           (1.94)
  2000                             23.17           0.23           0.21          (0.22)           (2.75)
  1999                             22.42           0.25           4.46          (0.26)           (3.70)
------------------------------------------------------------------------------------------------------

 (1) Per share data calculated using average shares outstanding method.
 (2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                            RATIO OF
                                                                           RATIO OF NET  EXPENSES TO
                               NET ASSET                                     RATIO OF     INVESTMENT        AVERAGE
                                   VALUE                    NET ASSETS    EXPENSES TO  INCOME (LOSS)     NET ASSETS
                                  END OF          TOTAL         END OF        AVERAGE     TO AVERAGE     (EXCLUDING
                                  PERIOD     RETURN (4)   PERIOD (000)     NET ASSETS     NET ASSETS       WAIVERS)
-------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)                   $      14.97          18.71%  $     88,024           1.15%          1.30%          1.20%
  2002(1)                          12.77         (19.37)        85,182           1.15           0.86           1.20
  2001(1)                          15.98         (13.72)        94,064           1.05           0.88           1.15
  2000                             20.59           0.92        138,146           1.05          (0.45)          1.13
  1999                             23.12          21.93        177,251           1.05           0.82           1.15
Class B
  2003(1)                   $      14.70          17.83%  $     30,987           1.90%          0.56%          1.95%
  2002(1)                          12.55         (19.96)        33,720           1.90           0.11           1.95
  2001(1)                          15.71         (14.42)        38,108           1.80           0.13           1.90
  2000                             20.30           0.17         49,662           1.80          (1.20)          1.88
  1999                             22.87          21.07         61,711           1.80           0.07           1.90
Class C
  2003(1)                   $      14.87          17.76%  $      6,844           1.90%          0.56%          1.95%
  2002(1)                          12.70         (19.97)         7,524           1.90           0.11           1.95
  2001(1)                          15.90         (14.36)        10,141           1.80           0.12           1.90
  2000                             20.51           0.17          6,551           1.80          (1.20)          1.88
  1999(2)                          23.09           1.65          1,398           1.80             --           1.90
Class S(1)
  2003                      $      14.96          18.63%  $     23,845           1.15%          1.30%          1.20%
  2002                             12.77         (19.36)        24,129           1.15           0.90           1.20
  2001(3)                          15.97           4.24             --             --             --             --
Class Y
  2003(1)                   $      15.01          19.04%  $    874,267           0.90%          1.55%          0.95%
  2002(1)                          12.80         (19.22)       825,179           0.90           1.11           0.95
  2001(1)                          16.02         (13.53)       970,190           0.80           1.13           0.90
  2000                             20.64           1.17      1,186,787           0.80          (0.20)          0.88
  1999                             23.17          22.28      1,343,207           0.80           1.07           0.90
-------------------------------------------------------------------------------------------------------------------

                                  RATIO OF NET
                                    INVESTMENT
                                 INCOME (LOSS)
                                TO AVERAGE NET               PORTFOLIO
                             ASSETS (EXCLUDING                TURNOVER
                                      WAIVERS)                    RATE
----------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)                                 1.25%                     94%
  2002(1)                                 0.81                      82
  2001(1)                                 0.78                      64
  2000                                   (0.53)                     68
  1999                                    0.72                      61
Class B
  2003(1)                                 0.51%                     94%
  2002(1)                                 0.06                      82
  2001(1)                                 0.03                      64
  2000                                   (1.28)                     68
  1999                                   (0.03)                     61
Class C
  2003(1)                                 0.51%                     94%
  2002(1)                                 0.06                      82
  2001(1)                                 0.02                      64
  2000                                   (1.28)                     68
  1999(2)                                (0.10)                     61
Class S(1)
  2003                                    1.25%                     94%
  2002                                    0.85                      82
  2001(3)                                   --                      64
Class Y
  2003(1)                                 1.50%                     94%
  2002(1)                                 1.06                      82
  2001(1)                                 1.03                      64
  2000                                   (0.28)                     68
  1999                                    0.97                      61

SCHEDULE OF INVESTMENTS September 30, 2003

BALANCED FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 60.9%
CONSUMER DISCRETIONARY - 9.1%
A.C. Moore Arts & Crafts*                                                     12,515   $         279
Abercrombie & Fitch*                                                          16,688             462
Advanced Auto Parts*                                                           3,633             258
ADVO*                                                                          2,160              90
Alliance Atlantis Communications, Cl B*                                       16,010             259
Anchor Glass Container*                                                        4,060              66
AnnTaylor Stores*                                                              4,740             152
Autozone*                                                                      2,936             263
Beazer Homes USA*                                                              1,600             135
Best Buy*                                                                      6,629             315
Black & Decker                                                                13,138             533
CBRL Group                                                                     3,400             121
Chico's FAS*                                                                   1,991              61
Clear Channel Communications                                                 127,743           4,893
CSK Auto*                                                                      9,200             142
D.R. Horton                                                                    1,483              48
Dollar General                                                                25,455             509
Dollar Tree Stores*                                                           16,670             558
Entercom Communications*                                                       2,050              92
Fairmont Hotels & Resorts                                                      4,908             126
Federated Department Stores                                                      455              19
Foot Locker                                                                    7,037             114
Fortune Brands                                                                 1,284              73
Gaylord Entertainment*                                                         9,325             229
Gray Television                                                               13,150             154
Hancock Fabrics                                                               10,970             173
Hearst-Argyle Television*                                                      4,920             119
Home Depot                                                                   146,033           4,651
Integrated Alarm Services*                                                    24,490             205
InterActiveCorp*                                                               1,598              53
Jo-Ann Stores, Cl A*                                                           4,400             123
Johnson Controls                                                                 178              17
Jones Apparel Group                                                           77,250           2,312
Journal Communications*                                                        2,380              39
Kirkland's*                                                                   12,585             202
Lear*                                                                          4,107             216
Lennar                                                                         1,978             154
Lin TV, Cl A*                                                                  7,580             161
Liz Claiborne                                                                  3,822             130
Lowe's                                                                        27,654           1,435
Mandalay Resort Group                                                          3,173             126
Marvel Enterprises*                                                           11,620             259
Mattel                                                                         2,572              49
MGM MIRAGE*                                                                   20,450             747
Michaels Stores                                                                6,100             249
New York Times, Cl A                                                           2,342             102
Newell Rubbermaid                                                              2,992              65
O'Charley's*                                                                   4,080              61
O'Reilly Automotive*                                                           3,200             118
Polaris Industries                                                             1,750             130
Radio One*                                                                    15,150             218
Ruby Tuesday                                                                   5,090             123
Ryland Group                                                                   1,750             128
Sharper Image*                                                                 6,030             139
Sinclair Broadcast Group, Cl A*                                               16,380             166
Sports Authority*                                                              9,180             289
Standard Pacific                                                               5,300             201
Station Casinos                                                                4,780             146
Target                                                                        40,058           1,507
TBC*                                                                           2,650              67
The Wet Seal, Cl A*                                                           19,608   $         197
Time Warner*                                                                 311,415           4,705
Viacom, Cl B                                                                 118,183           4,526
Wal-Mart Stores                                                              126,900           7,087
Walt Disney                                                                  214,580           4,328
WCI Communities*                                                              11,430             189
Westwood One*                                                                  3,297             100
Young Broadcasting, Cl A*                                                      6,260             123
Yum! Brands*                                                                  52,580           1,557
                                                                                       -------------
                                                                                              47,643
                                                                                       -------------
CONSUMER STAPLES - 4.3%
Alberto-Culver, Cl B                                                             549              32
Altria Group                                                                 111,819           4,898
American Italian Pasta*                                                        4,670             181
Anheuser-Busch                                                                28,925           1,427
Bunge Limited                                                                 10,867             299
Clorox                                                                        66,289           3,041
Coca-Cola                                                                     73,781           3,170
Dean Foods*                                                                    2,511              78
General Mills                                                                 15,291             720
Hershey Foods                                                                 24,504           1,781
PepsiCo                                                                       26,383           1,209
Performance Food Group*                                                        4,568             186
Procter & Gamble                                                              59,930           5,563
                                                                                       -------------
                                                                                              22,585
                                                                                       -------------
ENERGY - 3.5%
Apache                                                                        35,962           2,494
Baker Hughes                                                                  21,737             643
BJ Services*                                                                  31,220           1,067
Conoco, Cl B                                                                  49,535           2,712
Devon Energy                                                                   1,250              60
ENSCO International                                                           78,566           2,107
Exxon Mobil                                                                   44,040           1,612
FMC Technologies*                                                              4,925             105
Grant Prideco*                                                                 5,777              59
Halliburton                                                                   63,740           1,546
Massey Energy                                                                 12,900             172
Murphy Oil                                                                     1,573              92
Nabors Industries*                                                             5,419             202
Noble*                                                                        56,734           1,928
Pioneer Natural Resources*                                                     6,680             170
Premcor*                                                                       4,075              94
Schlumberger                                                                  59,230           2,867
Ultra Petroleum*                                                              31,643             441
Valero Energy                                                                  1,004              38
Varco International*                                                          17,688             299
Western Gas Resources                                                          4,213             160
                                                                                       -------------
                                                                                              18,868
                                                                                       -------------
FINANCIALS - 10.3%
Allstate                                                                     111,002           4,055
Ambac Financial Group                                                            979              63
American Express                                                              41,560           1,873
American International Group                                                  37,769           2,179
Amerus Group                                                                   6,380             217
Arthur J. Gallagher                                                            1,961              55
Bank of America                                                               18,396           1,436
Bank of Bermuda                                                                2,900             112
Bank One                                                                      38,508           1,488

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
Bear Stearns                                                                   3,892   $         291
Boston Properties                                                              5,128             223
Capital One Financial                                                         12,176             695
Charter One Financial                                                          2,380              73
Citigroup                                                                    251,507          11,446
City National                                                                  2,350             120
Commerce Bancorp                                                              12,010             575
Compass Bancshares                                                             2,265              78
Countrywide Credit Industries                                                  3,598             282
Cullen/Frost Bankers                                                           6,727             250
Developers Diversified Realty (REIT)                                           8,894             266
Essex Property Trust (REIT)                                                    6,669             418
Everest Re Group                                                               3,146             236
Fannie Mae                                                                    38,690           2,716
Federal Home Loan Mortgage                                                    15,739             824
First Niagara Financial Group                                                  9,600             145
First Tennessee National                                                       3,522             150
General Growth Properties (REIT)                                               6,576             471
Golden West Financial                                                          5,642             505
Goldman Sachs Group                                                           40,988           3,439
Hudson City Bancorp                                                           10,175             314
Investors Financial Services                                                  19,332             607
J. P. Morgan Chase                                                            78,300           2,688
Jefferies Group                                                               14,000             402
John Hancock Financial Services                                                5,343             181
Lincoln National                                                              19,590             693
MBNA                                                                          86,858           1,980
Merrill Lynch                                                                 51,660           2,765
National Commerce Financial                                                    8,214             204
Platinum Underwriter Holdings                                                  7,500             211
PMI Group                                                                      5,546             187
Prologis                                                                       6,163             186
Radian Group                                                                  24,320           1,080
RenaissanceRe Holdings                                                         4,050             185
SAFECO                                                                         3,993             141
Simon Property Group                                                           2,505             109
SouthTrust                                                                     9,400             276
Sovereign Bancorp                                                              1,818              34
W.R. Berkley                                                                   7,077             242
Wachovia                                                                      96,873           3,990
Wells Fargo                                                                   17,007             876
XL Capital Limited, Cl A                                                      23,888           1,850
                                                                                       -------------
                                                                                              53,882
                                                                                       -------------
HEALTH CARE - 10.8%
Abbott Laboratories                                                          255,227          10,860
Accredo Health*                                                                1,090              31
AdvancePCS*                                                                    1,417              65
Aetna                                                                          1,499              91
Amgen*                                                                        39,245           2,534
Anthem*                                                                        1,001              71
Bard C.R.                                                                      3,036             216
Barr Laboratories*                                                                52               4
Biovail*                                                                      31,160           1,158
Boston Scientific*                                                            28,700           1,831
Bristol-Myers Squibb                                                          44,595           1,144
Cardinal Health                                                               22,519           1,315
Caremark Rx*                                                                  44,443           1,004
Celgene*                                                                       4,126             179
Cephalon*                                                                      6,498             298
Cerner*                                                                        3,015   $          93
Community Health Systems*                                                     13,995             304
Covance*                                                                      10,350             232
CTI Molecular Imaging*                                                        13,585             201
Express Scripts*                                                               9,277             567
Fisher Scientific International*                                              10,145             403
Gilead Sciences*                                                               3,156             177
HCA                                                                           40,178           1,481
Health Management Associates, Cl A                                            91,750           2,001
Hollis-Eden Pharmaceuticals*                                                   6,250             152
Inveresk Research Group*                                                       2,230              44
Johnson & Johnson                                                             75,877           3,757
McKesson HBOC                                                                  3,559             118
Medicis, Cl A                                                                  1,950             114
Medtronic                                                                     80,101           3,758
Merck                                                                         34,127           1,728
Mid-Atlantic Medical Services*                                                 1,725              89
Mylan Laboratories                                                               675              26
NPS Pharmaceuticals*                                                           6,640             185
Omnicare                                                                       9,155             330
Osteotech*                                                                     9,340              76
Pfizer                                                                       438,970          13,336
Pharmaceutical Product Development*                                            7,260             174
Respironics*                                                                   3,400             142
Techne*                                                                        2,490              79
Teva Pharmaceutical                                                            1,516              87
Triad Hospitals*                                                              12,143             368
United Surgical Partners*                                                      4,705             133
UnitedHealth Group                                                            17,160             863
Wellpoint Health Networks*                                                    22,530           1,737
Wyeth                                                                         38,850           1,791
Zimmer Holdings*                                                              23,190           1,278
                                                                                       -------------
                                                                                              56,625
                                                                                       -------------
INDUSTRIALS - 4.8%
3M                                                                            33,096           2,286
Albany International, Cl A                                                     7,550             233
Alliant Techsystems*                                                           5,330             256
Allied Waste Industries*                                                      18,050             195
American Standard*                                                             2,459             207
ARAMARK, Cl B*                                                                12,491             313
Cablevision Systems*                                                           7,260             131
Career Education*                                                                794              36
Caterpillar                                                                   31,592           2,175
Chicago Bridge & Iron                                                          5,000             136
Dun & Bradstreet*                                                              4,515             188
Eaton                                                                          9,577             849
Fastenal                                                                       1,895              72
FedEx                                                                          6,872             443
General Electric                                                             221,686           6,608
Heartland Express                                                              5,050             121
ITT Industries                                                                 3,049             182
Kennametal                                                                     4,850             181
Mercury Computer Systems*                                                      7,900             169
Mesa Air Group*                                                                8,850              98
MTC Technologies*                                                              9,720             225
Navigant Consulting*                                                           9,550             118
Navistar International*                                                        8,610             321
Pacer International*                                                           3,900              78
Pitney Bowes                                                                   2,348              90

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
Republic Services                                                             26,686   $         604
Ryder System                                                                   4,000             117
Shaw Group*                                                                   18,090             190
SPX*                                                                          13,322             603
Swift Transportation*                                                         15,969             362
Triumph Group*                                                                 5,125             153
Tyco International                                                           105,400           2,153
Union Pacific                                                                 12,075             702
United Defense Industries*                                                     6,000             170
United Technologies                                                           49,721           3,842
UNOVA*                                                                         8,330             122
URS*                                                                           3,510              68
Viad                                                                           5,638             135
Waste Connections*                                                             6,655             234
Werner Enterprises                                                             4,900             112
                                                                                       -------------
                                                                                              25,278
                                                                                       -------------
INFORMATION TECHNOLOGY - 13.7%
3Com*                                                                         12,442              73
Accenture*                                                                    29,414             657
Aeroflex*                                                                     21,550             191
Affiliated Computer Services, Cl A*                                            2,708             132
Agere Systems*                                                                13,894              43
Apple Computer*                                                                  814              17
Applied Materials*                                                           138,450           2,511
ATI Technologies*                                                              8,850             131
ATMI*                                                                          7,293             184
Avnet*                                                                        13,420             222
BEA Systems*                                                                   7,850              95
BearingPoint*                                                                 41,040             327
Bisys Group*                                                                   1,846              24
BMC Software*                                                                 57,656             803
Borland Software*                                                             25,320             233
Brooks Automation*                                                             2,380              50
Business Objects*                                                              5,982             149
CDW                                                                            6,329             365
Cabot Microelectronics*                                                        1,350              75
Cadence Design Systems*                                                      102,350           1,371
Ciena*                                                                         6,809              40
Cisco Systems*                                                               127,869           2,499
Cognizant Technology Solutions*                                                4,150             151
Computer Associates International                                             98,141           2,562
Credence Systems*                                                             22,050             254
Cymer*                                                                           726              30
Cypress Semiconductor*                                                         5,700             101
Dell*                                                                        100,427           3,353
Diebold                                                                        2,233             113
DoubleClick*                                                                   8,518              92
EMC*                                                                         254,780           3,218
Fairchild Semiconductor International, Cl A*                                  17,521             290
First Data                                                                     5,850             234
Fiserv*                                                                       10,270             372
Flextronics International*                                                    81,276           1,152
Hewlett-Packard                                                              131,810           2,552
IBM                                                                           60,657           5,358
Inforte*                                                                      13,950             117
Integrated Circuit Systems*                                                      274               8
Intel                                                                        440,623          12,122
Internet Security Systems*                                                    21,700             272
Iron Mountain*                                                                 9,434   $         339
IXYS*                                                                          8,776              82
J2 Global Communications*                                                      2,360              89
JDS Uniphase*                                                                 14,063              51
Logitech International*                                                        3,880             120
Micron Technology*                                                           189,320           2,541
Microsoft                                                                    264,417           7,348
Mykrolis*                                                                     13,968             170
Nokia, ADR, Cl A                                                             117,410           1,832
Nortel Networks*                                                              29,301             120
Novellus Systems*                                                             66,938           2,259
Open Text*                                                                    10,730             366
Oracle Systems*                                                              175,612           1,970
PeopleSoft*                                                                    6,193             113
Polycom*                                                                      32,696             543
Powerwave Technologies*                                                        9,400              62
QUALCOMM                                                                      15,749             656
Research in Motion                                                             8,100             309
Semtech*                                                                      12,400             229
SERENA Software*                                                               9,630             179
SunGard Data Systems*                                                          2,156              57
Symantec*                                                                        506              32
Synopsys*                                                                      2,648              81
Take-Two Interactive Software*                                                10,780             368
Tech Data*                                                                     5,210             161
Texas Instruments                                                            359,878           8,205
TIBCO Software*                                                               46,520             249
TriZetto Group*                                                                9,400              63
Varian Semiconductor Equipment Associates*                                     2,270              85
Vastera*                                                                      12,100              62
Verity*                                                                       13,140             172
Vishay Intertechnology*                                                        9,957             174
Zoran*                                                                         5,935             116
                                                                                       -------------
                                                                                              71,746
                                                                                       -------------
MATERIALS - 1.6%
Agrium                                                                       161,590           2,030
Air Products and Chemicals                                                       522              24
AptarGroup                                                                     1,973              72
Arch Coal                                                                      1,256              28
Bowater                                                                        3,075             129
Cabot                                                                          1,825              52
Dow Chemical                                                                 110,570           3,598
Lyondell Chemical                                                              4,370              56
Methanex                                                                      14,420             135
Nucor                                                                            144               7
Phelps Dodge*                                                                    210              10
Praxair                                                                       33,532           2,077
Steel Dynamics*                                                                3,900              59
Temple-Inland                                                                  1,255              61
                                                                                       -------------
                                                                                               8,338
                                                                                       -------------
TELECOMMUNICATION SERVICES - 1.2%
ALLTEL                                                                        39,632           1,837
BellSouth                                                                     27,200             644
CenturyTel                                                                    75,690           2,565
General Communication, Cl A*                                                  14,543             121
SBC Communications                                                            17,660             393
Verizon Communications                                                        25,386             824
                                                                                       -------------
                                                                                               6,384
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
UTILITIES - 1.6%
Dominion Resources                                                            28,356   $       1,755
Entergy                                                                        1,291              70
Equitable Resources                                                            8,056             331
Exelon                                                                        43,753           2,778
FPL Group                                                                     53,012           3,350
Kinder Morgan Fractional Shares (b)*                                          69,531              --
Kinder Morgan Management*                                                      7,142             273
                                                                                       -------------
                                                                                               8,557
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $305,132)                                                                           319,906
                                                                                       -------------
CORPORATE OBLIGATIONS - 8.0%
CONSUMER DISCRETIONARY - 0.5%
Dex Media West
   9.875%, 08/15/13                                             $                400             448
Kraft Foods
   6.250%, 06/01/12                                                              900             987
Liberty Media
   3.500%, 09/25/06                                                              590             588
Miller Brewing
   5.500%, 08/15/13                                                              210             220
                                                                                       -------------
                                                                                               2,243
                                                                                       -------------
ENERGY - 0.4%
Centerpoint Energy Houston Electric
   5.700%, 03/15/13                                                              515             543
El Paso Natural Gas
   7.625%, 08/01/10                                                              500             483
Homer City Funding
   8.137%, 10/01/19                                                              300             309
Nevada Power
   9.000%, 08/15/13                                                              500             520
                                                                                       -------------
                                                                                               1,855
                                                                                       -------------
FINANCIALS - 2.9%
Bank of America
   7.125%, 09/15/06                                                            1,000           1,136
Boeing Capital
   5.800%, 01/15/13                                                              625             652
Bowater Canada
   7.950%, 11/15/11                                                              500             518
Boston Properties
   6.250%, 01/15/13                                                              550             593
Case New Holland
   9.250%, 08/01/11                                                              250             267
Citibank Credit Card Issuance Trust
   2.700%, 01/15/08                                                            2,500           2,540
   3.100%, 03/10/10                                                            1,250           1,253
Core Investment Grade Trust
   4.727%, 11/30/07                                                              360             377
Credit Suisse First Boston
   5.875%, 08/01/06                                                            1,500           1,638
Goldman Sachs
   5.500%, 11/15/14                                                              775             809
Household Finance
   4.625%, 01/15/08                                                              835             878
Key Bank
   7.000%, 02/01/11                                                            1,000           1,157
Morgan Stanley
   5.625%, 01/20/04                                                              500             507
   5.300%, 03/01/13                                                              355             367
SLM
   5.000%, 10/01/13                                                              650             657

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Westdeutsche Landesbank
   6.050%, 01/15/09                                             $              1,900   $       2,109
                                                                                       -------------
                                                                                              15,458
                                                                                       -------------
HEALTH CARE - 0.0%
Medco Health Solutions Inc.
   7.250%, 08/15/13                                                              200             215
                                                                                       -------------
INDUSTRIALS - 0.1%
CSX
   5.500%, 08/01/13                                                              640             673
                                                                                       -------------
MANUFACTURING - 0.9%
Centex
   7.500%, 01/15/12                                                              450             522
DaimlerChrysler
   4.750%, 01/15/08                                                              555             568
EOP Operating LP
   6.750%, 02/15/08                                                              505             567
Ford Motor
   7.450%, 07/16/31                                                              270             248
Ford Motor Credit
   5.800%, 01/12/09                                                            1,195           1,202
General Motors Acceptance
   6.125%, 08/28/07                                                            1,370           1,446
USEC
   6.625%, 01/20/06                                                              300             283
                                                                                       -------------
                                                                                               4,836
                                                                                       -------------
SERVICES - 1.0%
AOL Time Warner
   6.875%, 05/01/12                                                              320             359
AT&T Broadband
   8.375%, 03/15/13                                                              890           1,105
Dayton Hudson
   5.875%, 11/01/08                                                            1,500           1,673
Duty Free International
   7.000%, 01/15/04 (b)                                                        1,825             913
Kroger
   7.450%, 03/01/08                                                              500             579
Wyeth
   5.250%, 03/15/13                                                              625             648
                                                                                       -------------
                                                                                               5,277
                                                                                       -------------
TELECOMMUNICATIONS - 0.1%
Deutsche Telekom International
   5.250%, 07/22/13                                                              285             289
Nextel Communications
   7.375%, 08/01/15                                                              400             403
                                                                                       -------------
                                                                                                 692
                                                                                       -------------
TRANSPORTATION - 0.3%
Delta Airlines
   7.570%, 05/18/12                                                              265             264
Northwest Airlines
   6.810%, 08/01/21                                                              880             713
Southwest Airlines
   5.100%, 11/01/07                                                              387             410
                                                                                       -------------
                                                                                               1,387
                                                                                       -------------
UTILITIES - 1.7%
American Electric Power
   5.250%, 06/01/15                                                              290             284
AT&T
   6.500%, 11/15/06                                                            1,240           1,398

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
AT&T Wireless Services
   7.875%, 03/01/11                                             $                690   $         806
CE Generation
   7.416%, 12/15/18                                                              869             859
Conectiv
   6.730%, 06/01/06                                                               90              97
FirstEnergy
   6.450%, 11/15/11                                                              150             155
FPL Group Capital
   7.625%, 09/15/06                                                              150             171
France Telecom
   8.250%, 03/01/11                                                              150             184
   8.250%, 03/01/11                                                              545             667
GTE South
   6.125%, 06/15/07                                                            1,000           1,109
Kinder Morgan Energy Partners
   7.300%, 08/15/33                                                              380             437
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                              480             507
Northern State Power Company
   8.000%, 08/28/12                                                              435             535
Progress Energy
   6.850%, 04/15/12                                                              425             473
Sprint Capital
   6.875%, 11/15/28                                                            1,125           1,097
                                                                                       -------------
                                                                                               8,779
                                                                                       -------------
CONVERTIBLE CORPORATE BONDS - 0.1%
Ciena
   3.750%, 02/01/08                                                              120             101
Corning
   Zero Coupon Bond, 11/08/15                                                    260             197
                                                                                       -------------
                                                                                                 298
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $40,823)                                                                             41,713
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITIES - 7.9%
GOVERNMENT AGENCY - 2.2%
FHLB
   6.250%, 08/13/04                                                            2,000           2,088
   5.375%, 05/15/06                                                            1,500           1,628
FHLMC
   5.950%, 01/19/06                                                            1,000           1,092
   3.250%, 02/25/08                                                            2,000           2,015
FNMA
   5.125%, 02/13/04                                                            1,000           1,015
   6.500%, 08/15/04                                                              500             523
   7.125%, 02/15/05                                                              250             270
   7.125%, 03/15/07                                                              965           1,112
   5.250%, 08/01/12                                                            1,750           1,826
                                                                                       -------------
                                                                                              11,569
                                                                                       -------------
U.S. TREASURIES - 5.7%
U.S Treasury Bonds
   7.125%, 02/15/23                                                            1,985           2,543
   6.250%, 08/15/23                                                              535             625
   6.125%, 11/15/27                                                            1,270           1,471
   5.250%, 11/15/28                                                            4,000           4,143
   5.250%, 02/15/29                                                            2,000           2,073
   5.375%, 02/15/31                                                            2,590           2,779
U.S. Treasury Bills
   0.890%, 01/22/04 (c)                                                          112             112
   0.970%, 03/11/04 (c)                                                        2,000           1,991
U.S. Treasury Notes
   1.500%, 07/31/05                                             $              1,270   $       1,273
   2.000%, 08/31/05                                                            5,110           5,165
   2.375%, 08/15/06                                                            3,070           3,112
   3.250%, 08/15/08                                                            1,720           1,756
   4.250%, 08/15/13                                                            3,025           3,100
                                                                                       -------------
                                                                                              30,143
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $40,952)                                                                             41,712
                                                                                       -------------
MORTGAGE-BACKED OBLIGATIONS - 17.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 14.8%
FHLMC Pool
   6.500%, 04/01/08, #E00225                                                      61              64
   7.000%, 04/01/08, #E46044                                                      23              25
   3.500%, 04/01/08, #000000                                                   1,200           1,208
   4.000%, 10/01/10, #000TBA                                                   1,375           1,379
   5.625%, 03/15/11, #000000                                                   1,750           1,936
   5.750%, 01/15/12, #000000                                                   1,750           1,941
   5.500%, 03/01/13, #E00546                                                     359             375
   8.600%, 01/15/21, #000085                                                     211             221
   6.000%, 09/15/21, #001136                                                     217             223
   6.500%, 11/01/28, #C00676                                                   1,650           1,728
   6.500%, 12/01/28, #C00689                                                     798             834
   7.000%, 12/01/29, #G01091                                                     451             476
   6.000%, 05/01/32, #C01361                                                     301             310
   5.000%, 09/01/33, #C01622                                                   2,125           2,120
FNMA Pool
   6.500%, 01/01/06, #649874                                                   1,868           1,946
   5.500%, 03/01/06, #424411                                                     346             353
   1.750%, 06/16/06, #000000                                                   2,000           1,971
   6.375%, 06/15/09, #00FNMA                                                   3,500           4,025
   4.375%, 09/15/12, #31359M                                                   1,750           1,760
   3.790%, 07/01/13, #386314                                                   1,444           1,376
   6.000%, 09/01/17, #653368                                                   3,213           3,352
   6.198%, 04/01/18, #070009                                                      97              99
   4.500%, 05/01/18, #254720                                                   1,874           1,889
   5.000%, 05/01/18, #697019                                                   3,143           3,223
   5.000%, 07/01/18, #555621                                                   2,342           2,402
   8.800%, 01/25/19, #1989-2                                                      14              15
   8.000%, 07/25/19, #198937                                                     209             225
   9.500%, 06/25/20, #199063                                                      60              68
   6.000%, 10/01/22, #254513                                                   1,367           1,424
   3.648%, 08/01/27, #555840                                                   2,000           2,073
   7.000%, 04/01/29, #323681                                                     372             394
   6.000%, 05/01/29, #323715                                                   1,173           1,215
   6.500%, 05/01/32, #640032                                                   1,990           2,073
   6.500%, 06/01/32, #647471                                                   1,880           1,959
   7.000%, 07/01/32, #545815                                                   1,022           1,079
   6.500%, 08/01/32, #656871                                                   2,435           2,537
   6.500%, 08/01/32, #658822                                                   1,296           1,350
   6.000%, 10/01/32, #661581                                                   3,375           3,484
   6.500%, 12/01/32, #669168                                                   1,562           1,627
   6.000%, 01/01/33, #676647                                                   2,381           2,456
   5.500%, 03/01/33, #689109                                                   2,941           3,001
   5.500%, 04/01/33, #694605                                                   2,077           2,119
   5.500%, 06/01/33, #709203                                                     979             999
   5.500%, 06/01/33, #709033                                                   2,000           2,041
   5.500%, 07/01/33, #720735                                                     991           1,011
   5.500%, 07/01/33, #728667                                                     997           1,018
   4.500%, 08/01/33, #555680                                                   1,400           1,356
   5.500%, 08/01/33, #728855                                                   1,497           1,528
   5.500%, 08/01/33, #733380                                                   1,997           2,038
   6.000%, 10/01/33, #000TBA                                                   2,000           2,065

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
GNMA Pool
   6.500%, 10/20/10, #002108                                    $                 86   $          92
   6.500%, 06/17/20, #000518                                                      21              21
   7.500%, 06/15/27, #447728                                                      53              57
   7.500%, 09/15/27, #455516                                                      41              44
   7.000%, 04/15/29, #506639                                                     689             732
   6.000%, 06/15/33, #00GNMA                                                   2,066           2,145
                                                                                       -------------
                                                                                              77,482
                                                                                       -------------
CMO MORTGAGE-BACKED OBLIGATIONS - 0.3%
FNMA REMIC Series 1993-210, Cl PL
   6.500%, 04/25/23                                                              750             824
FNMA REMIC, Series 1996-21 Cl PK
   6.000%, 02/25/11                                                              333             356
FNMA Series 1990-105, Cl J
   6.500%, 09/25/20                                                              170             180
FNMA Series 1990-30, Cl E
   6.500%, 03/25/20                                                              135             142
FNMA Series 1990-89, Cl K
   6.500%, 07/25/20                                                               13              14
                                                                                       -------------
                                                                                               1,516
                                                                                       -------------
RESIDENTIAL - 2.4%
Countrywide Home Loans, Series K
   4.250%, 12/19/07                                                            1,135           1,171
Contimortgage
   7.120%, 08/15/28                                                              224             229
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                                                              627             665
Structured Asset Securities
   5.500%, 09/01/33                                                            2,000           2,015
Wachovia Bank Commercial Mortgage
   6.287%, 04/15/34                                                            2,375           2,681
WAMU Mortgage
   5.000%, 10/25/18                                                            1,500           1,515
Wells Fargo Mortgage Backed Securities
   4.500%, 09/25/18                                                            1,078           1,076
   4.931%, 02/25/33                                                            1,456           1,485
Westam Mortgage Financial Series 11, Cl A
   6.360%, 08/29/20                                                                5               5
WFS Financial Owner Trust
   1.760%, 01/20/0                                                             2,000           1,999
                                                                                       -------------
                                                                                              12,841
                                                                                       -------------
TOTAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $90,385)                                                                             91,839
                                                                                       -------------
ASSET-BACKED SECURITIES - 1.9%
AUTOMOBILES - 1.4%
Americredit Auto Receivable
   1.550%, 11/06/06                                                              970             971
Capital Auto Receivables Asset Trust
   2.270%, 01/15/06                                                            1,500           1,513
Nissan Auto Receivables Trust
   1.510%, 08/15/07                                                            1,350           1,346
Union Acceptance 98-B-A5
   6.020%, 01/09/06                                                            1,299           1,301
USAA Auto Loan Grantor Trust
   2.040%, 02/15/10                                                            2,000           2,009
                                                                                       -------------
                                                                                               7,140
                                                                                       -------------
COMMERCIAL - 0.5%
Nomura Asset Securities, Series 1998-D6, Cl A1B
   6.590%, 03/15/30                                                            2,500           2,820
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $9,887)                                                                               9,960
                                                                                       -------------

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS - 0.5%
INTERNATIONAL/YANKEE - 0.5%
Midland Bank
   6.950%, 03/15/11                                             $                950   $       1,114
Newcourt Credit Group
   6.875%, 02/16/05                                                            1,000           1,070
Noranda
   6.000%, 10/15/15                                                              410             415
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS
   (Cost $2,316)                                                                               2,599
                                                                                       -------------
SHORT-TERM INVESTMENTS - 3.4%
MONEY MARKET FUNDS - 3.4%
SHORT TERM MONEY MARKET FUND - 0.2%
Lindner Government Money Market Fund                                         850,000             850
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 3.2%
First American Prime Obligations Fund, Cl Z (a)                           17,143,422          17,144
                                                                                       -------------
TOTAL MONEY MARKET FUNDS
   (Cost $17,994)                                                                             17,994
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 36.3%
COMMERCIAL PAPER - 3.8%
Bluegrass
   1.190%, 05/18/04                                                              739             739
CS First Boston
   1.415%, 10/01/03                                                            2,955           2,955
Danske Bank
   1.508%, 12/22/03                                                            2,955           2,955
Independent IV
   1.216%, 04/15/04                                                            1,920           1,920
K2 USA
   1.020%, 12/01/03                                                            1,474           1,474
Leafs
   1.339%, 04/20/04                                                            2,039           2,039
Mitten Mortgage
   1.130%, 10/08/03                                                            2,068           2,068
Mortgage Interest Network
   1.100%, 10/15/03                                                              738             738
   1.130%, 12/02/03                                                            1,475           1,475
Orchard Park
   1.245%, 04/06/04                                                              295             295
   1.220%, 07/06/04                                                            3,278           3,278
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        19,936
                                                                                       -------------
CORPORATE OBLIGATIONS - 8.2%
Allstate Life Global
   1.092%, 08/16/04                                                            2,955           2,955
Bank of Scotland
   1.100%, 03/05/04                                                            1,477           1,477
Castle Hill III
   1.176%, 09/16/04                                                              886             886
Deutsche Bank
   1.430%, 12/31/03                                                            1,182           1,182
   1.340%, 03/22/04                                                            1,477           1,477
General Electric Capital Corporation
   1.150%, 07/09/07                                                            1,478           1,478
Halogen Fund
   1.150%, 10/03/03                                                            6,145           6,145
Lloyd's Bank
   1.100%, 03/05/04                                                            2,955           2,955
Metlife Global Funding
   1.130%, 09/15/04                                                            1,772           1,772
   1.147%, 04/28/08                                                            1,241           1,241

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Monet Trust
   1.210%, 12/28/03                                             $              2,955   $       2,955
Residential Mortgage Securities
   1.140%, 09/11/04                                                            2,216           2,216
Sigma Finance
   1.268%, 08/09/04                                                            2,954           2,954
SMM Trust 2002-M
   1.140%, 09/23/04                                                            4,949           4,949
Svenska Handlsbankn
   1.100%, 03/03/04                                                            2,954           2,954
   1.100%, 03/15/04                                                              532             532
Wells Fargo Bank
   1.050%, 10/17/03                                                            2,955           2,955
   1.060%, 10/31/03                                                            2,068           2,068
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   43,151
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        118,184             118
Merrill Lynch Premier Institutional Fund                                     387,155             387
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         505
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.1%
Commonwealth Life
   1.430%, 10/01/03                                                            1,492           1,492
General Electric Capital Assurance
   1.370%, 12/19/03                                                              591             591
Liquid Funding
   1.130%, 8/23/04                                                             1,477           1,477
   1.130%, 9/14/04                                                             1,477           1,477
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            4,402           4,402
Security Life Denver
   1.381%, 01/13/04                                                            3,841           3,841
   1.490%, 03/15/04                                                            2,955           2,955
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            16,235
                                                                                       -------------
REPURCHASE AGREEMENTS - 21.1%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,912,233 (collateralized
   by various securities:
   Total Market Value $6,030,075)                                              5,909           5,909
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,386,709 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,534,274)                                              7,386           7,386
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $915,952 (collateralized
   by U.S. Government Securities:
   Total Market Value $934,253)                                                  916             916
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,363,754 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $2,481,931)                                              2,364           2,364
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,477,339 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,506,841)                                              1,477           1,477
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,909,357 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,027,364)                                              5,909           5,909

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $11,818,770 (collateralized
   by Corporate Securities:
   Total Market Value $12,409,278)                              $             11,818   $      11,818
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,432,041 (collateralized
   by Corporate Securities:
   Total Market Value $4,652,519)                                              4,432           4,432
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,954,699 (collateralized
   by various securities:
   Total Market Value $3,045,976)                                              2,955           2,955
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,477,352 (collateralized
   by various securities:
   Total Market Value $1,507,469)                                              1,477           1,477
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,125,375 (collateralized
   by U.S. Government Securities:
   Total Market Value $8,287,649)                                              8,125           8,125
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,954,683 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,013,789)                                              2,955           2,955
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,909,408 (collateralized
   by various securities:
   Total Market Value $5,987,969)                                              5,909           5,909
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,684,170 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $1,781,816)                                              1,684           1,684
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,864,043 (collateralized
   by U.S. Government Securities:
   Total Market Value $9,041,167)                                              8,864           8,864
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $266,755 (collateralized
   by U.S. Government Securities:
   Total Market Value $272,185)                                                  267             267
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $738,670 (collateralized
   by U.S. Government Securities:
   Total Market Value $753,463)                                                  739             739
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,772,809 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,808,298)                                              1,773           1,773
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,909,362 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,027,446)                                              5,909           5,909

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,386,703 (collateralized
   by U.S. Government Securities:
   Total Market Value $7,534,278)                               $              7,386   $       7,386
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,909,366 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,027,566)                                              5,909           5,909
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,909,395 (collateralized
   by Corporate Securities:
   Total Market Value $6,204,651)                                              5,909           5,909
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,565,987 (collateralized
   by Asset-Backed securities:
   Total Market Value $1,644,229)                                              1,566           1,566
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,189,096 (collateralized
   by Collateralized Mortgage Obligations
   & Asset-Backed securities:
   Total Market Value $9,650,331)                                              9,189           9,189
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  110,827
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $190,654)                                                                           190,654
                                                                                       -------------
TOTAL INVESTMENTS - 136.4%
   (Cost $698,143)                                                                           716,377
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (36.4)%                                                 (191,256)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     525,121
                                                                                       -------------

* Non-income producing security
(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
(b) Security is fair valued. As of September 30, 2003, the market value of these investments is $912,500 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.
(c) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS September 30, 2003

EQUITY INCOME FUND

DESCRIPTION                                                                   SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.6%
CONSUMER DISCRETIONARY - 8.8%
Gannett                                                                      186,100   $      14,434
Home Depot                                                                   448,160          14,274
McDonald's                                                                   530,250          12,482
Newell Rubbermaid                                                            428,990           9,296
Omnicom Group                                                                102,000           7,329
Starwood Hotels & Resorts Worldwide                                          497,150          17,301
Target                                                                       487,200          18,333
Wal-Mart Stores                                                              537,030          29,993
Walt Disney                                                                  353,700           7,134
                                                                                       -------------
                                                                                             130,576
                                                                                       -------------
CONSUMER STAPLES - 7.0%
Altria Group                                                                 414,790          18,168
Anheuser-Busch                                                               255,010          12,582
Coca-Cola                                                                    447,220          19,213
General Mills                                                                331,150          15,587
PepsiCo                                                                      293,620          13,457
Procter & Gamble                                                             140,920          13,080
Sara Lee                                                                     583,300          10,709
                                                                                       -------------
                                                                                             102,796
                                                                                       -------------
ENERGY - 6.7%
Baker Hughes                                                                 226,550           6,704
BP, ADR                                                                      170,346           7,172
ChevronTexaco                                                                197,150          14,086
Conoco, Cl B                                                                 134,600           7,369
Exxon Mobil                                                                  973,482          35,629
Kerr-McGee                                                                   233,100          10,406
Royal Dutch Petroleum, ADR                                                   155,800           6,886
Schlumberger                                                                 239,100          11,572
                                                                                       -------------
                                                                                              99,824
                                                                                       -------------
FINANCIALS - 25.6%
Alliance Capital Management                                                  419,300          14,042
AMB Property (REIT)                                                          319,350           9,839
American Express                                                             271,620          12,239
American International Group                                                 233,750          13,487
Archstone-Smith Trust (REIT)                                                 164,900           4,350
Bank of America                                                              391,734          30,571
Bank One                                                                     280,750          10,851
Camden Property Trust (REIT)                                                  56,900           2,187
Chubb                                                                        230,500          14,955
Citigroup                                                                    956,071          43,511
Crescent Real Estate (REIT)                                                  101,700           1,475
Duke Realty (REIT)                                                           195,172           5,699
Equity Residential Properties Trust (REIT)                                    57,900           1,695
Fannie Mae                                                                   263,210          18,477
Federal Home Loan Mortgage                                                   211,600          11,077
Goldman Sachs Group                                                           82,450           6,918
Hartford Financial Services Group                                            270,410          14,232
Healthcare Realty Trust (REIT)                                               115,700           3,700
J. P. Morgan Chase                                                           527,750          18,118
Kimco Realty (REIT)                                                           47,400           1,942
Legg Mason                                                                   112,925           8,153
Manufactured Home Communities (REIT)                                         122,550           4,802
Marsh & McLennan                                                             268,150          12,767
Mellon Financial                                                             459,950          13,863
Merrill Lynch                                                                272,370          14,580
Morgan Stanley                                                               226,500          11,429
Northern Trust                                                               189,225   $       8,031
Simon Property Group (REIT)                                                  137,200           5,979
SouthTrust                                                                   478,450          14,062
Wachovia                                                                     363,800          14,985
Wells Fargo                                                                  285,860          14,722
Zions Bancorporation                                                         290,750          16,238
                                                                                       -------------
                                                                                             378,976
                                                                                       -------------
HEALTH CARE - 9.9%
Abbott Laboratories                                                          322,570          13,725
Baxter International                                                         593,180          17,238
Bristol-Myers Squibb                                                         410,100          10,523
Cigna                                                                        191,800           8,564
HCA                                                                          230,450           8,494
Johnson & Johnson                                                            205,390          10,171
McKesson HBOC                                                                395,550          13,168
Pfizer                                                                     1,307,312          39,716
Schering-Plough                                                              709,810          10,818
Wyeth                                                                        311,430          14,357
                                                                                       -------------
                                                                                             146,774
                                                                                       -------------
INDUSTRIALS - 11.3%
3M                                                                           279,600          19,312
Avery Dennison                                                               166,554           8,414
Caterpillar                                                                  424,050          29,192
Emerson Electric                                                             257,300          13,547
General Dynamics                                                             177,980          13,893
General Electric                                                             961,350          28,658
Grainger (W.W)                                                               223,650          10,635
Honeywell International                                                      647,330          17,057
Ingersoll-Rand, Cl A                                                         239,850          12,818
Knightsbridge Tanker                                                         100,750             922
United Parcel Service                                                        206,690          13,187
                                                                                       -------------
                                                                                             167,635
                                                                                       -------------
INFORMATION TECHNOLOGY - 11.1%
Automatic Data Processing                                                    287,560          10,309
Hewlett-Packard                                                              853,605          16,526
IBM                                                                          357,720          31,597
Intel                                                                      1,175,150          32,328
Microsoft                                                                  1,995,210          55,447
SAP                                                                          345,800          10,516
Texas Instruments                                                            364,000           8,299
                                                                                       -------------
                                                                                             165,022
                                                                                       -------------
MATERIALS - 4.9%
Alcoa                                                                        235,550           6,162
Dow Chemical                                                                 228,650           7,440
E.I. du Pont de Nemours                                                      331,330          13,257
Ecolab                                                                       245,440           6,197
Praxair                                                                      318,850          19,753
Temple-Inland                                                                160,050           7,770
Weyerhaeuser                                                                 193,759          11,325
                                                                                       -------------
                                                                                              71,904
                                                                                       -------------
TELECOMMUNICATION SERVICES - 3.9%
ALLTEL                                                                       160,100           7,419
BellSouth                                                                    555,750          13,160
SBC Communications                                                           777,000          17,288
Verizon Communications                                                       601,360          19,508
                                                                                       -------------
                                                                                              57,375
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         SHARES/PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
UTILITIES - 3.4%
Cinergy                                                                      449,250   $      16,488
CLECO                                                                        635,750          10,388
Duke Energy                                                                  486,200           8,659
Pinnacle West                                                                422,350          14,993
                                                                                       -------------
                                                                                              50,528
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $1,248,012)                                                                       1,371,410
                                                                                       -------------
CORPORATE BONDS - 0.7%
Nortel Networks
   6.125%, 02/15/06                                             $             10,604          10,657
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $8,427)                                                                              10,657
                                                                                       -------------
CONVERTIBLE CORPORATE BONDS - 2.5%
Adelphia Communications
   6.000%, 02/15/06                                                            5,800           1,972
Charter Communications
   5.750%, 10/15/05                                                            9,520           8,546
Interpublic Group
   1.800%, 09/16/04                                                            3,770           3,617
Protein Design Labs
   5.500%, 02/15/07                                                            1,928           1,989
Tower Automotive
   5.000%, 08/01/04                                                            3,855           3,797
Tribune
   2.000%, 05/15/29                                                              218          17,646
                                                                                       -------------
TOTAL CONVERTIBLE CORPORATE BONDS
   (Cost $39,210)                                                                             37,567
                                                                                       -------------
SHORT-TERM INVESTMENTS - 4.5%
RELATED PARTY MONEY MARKET FUND - 4.5%
First American Prime Obligations Fund, Cl Z (a)                           66,453,211          66,453
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $66,453)                                                                             66,453
                                                                                       -------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 27.9%
COMMERCIAL PAPER - 2.9%
Bluegrass
   1.190%, 05/18/04                                                            1,599           1,599
CS First Boston
   1.415, 10/01/03                                                             6,396           6,396
Danske Bank
   1.508%, 12/22/03                                                            6,396           6,396
Independent IV
   1.216%, 04/15/04                                                            4,157           4,157
K2 USA
   1.020%, 12/01/03                                                            3,192           3,192
Leafs
   1.339%, 04/20/04                                                            4,413           4,413
Mitten Mortgage
   1.130%, 10/08/03                                                            4,476           4,476
Mortgage Interest Network
   1.100%, 10/15/03                                                            1,598           1,598
   1.130%, 12/02/03                                                            3,192           3,192
Orchard Park
   1.245%, 04/06/04                                                              640             640
   1.220%, 07/06/04                                                            7,096           7,096
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        43,155
                                                                                       -------------
CORPORATE OBLIGATIONS - 6.3%
Allstate Life Global
   1.092%, 08/16/04                                                            6,396           6,396
Bank of Scotland
   1.100%, 03/05/04                                             $              3,192   $       3,192
Castle Hill III
   1.176%, 09/16/04                                                            1,919           1,919
Deutsche Bank
   1.430%, 12/31/03                                                            2,558           2,558
   1.340%, 03/22/04                                                            3,198           3,198
General Electric Capital Corporation
   1.150%, 07/09/07                                                            3,199           3,199
Halogen Fund
   1.150%, 10/03/03                                                           13,303          13,303
Lloyd's Bank
   1.100%, 03/05/04                                                            6,396           6,396
Metlife Global Funding
   1.130%, 09/15/04                                                            3,837           3,837
   1.147%, 04/28/08                                                            2,687           2,687
Monet Trust
   1.210%, 12/28/03                                                            6,396           6,396
Residential Mortgage Securities
   1.140%, 09/11/04                                                            4,797           4,797
Sigma Finance
   1.268%, 08/09/04                                                            6,395           6,395
SMM Trust 2002-M
   1.140%, 09/23/04                                                           10,713          10,713
Svenska Handlsbankn
   1.100%, 03/03/04                                                            6,396           6,396
   1.100%, 03/15/04                                                            1,151           1,151
Wells Fargo Bank
   1.050%, 10/17/03                                                            6,396           6,396
   1.060%, 10/31/03                                                            4,477           4,477
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   93,406
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        255,836             256
Merrill Lynch Premier Institutional Fund                                     838,089             838
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       1,094
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.4%
Commonwealth Life
   1.430%, 11/01/03                                                            3,229           3,229
General Electric Capital Assurance
   1.370%, 12/19/03                                                            1,279           1,279
Liquid Funding
   1.130%, 8/23/04                                                             3,198           3,198
   1.130%, 9/14/04                                                             3,197           3,197
Premium Asset Trust 02-7
   0.110%, 06/01/04                                                            9,530           9,530
Security Life Denver
   1.381%, 01/13/04                                                            8,315           8,315
   1.490%, 03/15/04                                                            6,396           6,396
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            35,144
                                                                                       -------------
REPURCHASE AGREEMENTS - 16.2%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,798,439 (collateralized
   by various securities:
   Total Market Value $13,053,535)                                            12,792          12,792
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $15,990,294 (collateralized
   by U.S. Government Securities:
   Total Market Value $16,309,734)                                            15,990          15,990

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,982,796 (collateralized
   by U.S. Government Securities:
   Total Market Value $2,022,414)                               $              1,983   $       1,983
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,116,909 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $5,372,731)                                              5,117           5,117
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,198,053 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,261,917)                                              3,198           3,198
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,792,214 (collateralized
   by U.S. Government Securities:
   Total Market Value $13,047,667)                                            12,792          12,792
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $25,584,547 (collateralized
   by Corporate Securities:
   Total Market Value $26,862,843)                                            25,584          25,584
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,594,210 (collateralized
   by Corporate Securities:
   Total Market Value $10,071,488)                                             9,594           9,594
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,396,151 (collateralized
   by various securities:
   Total Market Value $6,593,741)                                              6,396           6,396
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,198,080 (collateralized
   by various securities:
   Total Market Value $3,263,277)                                              3,198           3,198
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $17,589,313 (collateralized
   by U.S. Government Securities:
   Total Market Value $17,940,592)                                            17,589          17,589
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,396,116 (collateralized
   by U.S. Government Securities:
   Total Market Value $6,524,066)                                              6,396           6,396
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,792,323 (collateralized
   by various securities:
   Total Market Value $12,962,388)                                            12,792          12,792
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,645,788 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $3,857,165)                                              3,646           3,646
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,188,337 (collateralized
   by U.S. Government Securities:
   Total Market Value $19,571,764)                                            19,188          19,188
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $577,454 (collateralized
   by U.S. Government Securities:
   Total Market Value $589,209)                                 $                578   $         578
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,599,028 (collateralized
   by U.S. Government Securities:
   Total Market Value $1,631,051)                                              1,598           1,598
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,837,667 (collateralized
   by U.S. Government Securities:
   Total Market Value $3,914,491)                                              3,838           3,838
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,792,224 (collateralized
   by U.S. Government Securities:
   Total Market Value $13,047,846)                                            12,792          12,792
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $15,990,281 (collateralized
   by U.S. Government Securities:
   Total Market Value $16,309,742)                                            15,990          15,990
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,792,232 (collateralized
   by U.S. Government Securities:
   Total Market Value $13,048,104)                                            12,792          12,792
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,792,295 (collateralized
   by Corporate Securities:
   Total Market Value $13,431,447)                                            12,792          12,792
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,389,953 (collateralized
   by Asset-Backed securities:
   Total Market Value $3,559,327)                                              3,390           3,390
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,891,990 (collateralized
   by Collateralized Mortgage Obligations
   & Asset-Backed securities:
   Total Market Value $20,890,443)                                            19,891          19,891
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  239,916
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $412,715)                                                                           412,715
                                                                                       -------------
TOTAL INVESTMENTS - 128.2%
   (Cost $1,774,817)                                                                       1,898,802
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (28.2)%                                                 (417,338)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,481,464
                                                                                       -------------

(a) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                                           BALANCED           EQUITY
                                                                                               FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                                    $     699,233    $   1,832,349
Investments in affiliated securities, at value**                                             17,144           66,453
Dividends and interest receivable                                                             1,692            2,153
Receivable for investment securities sold                                                    13,185               --
Capital shares sold                                                                             425            1,821
Prepaid expenses and other assets                                                                20               34
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                731,699        1,902,810
====================================================================================================================
LIABILITIES:
Written options, at value                                                                        74               --
Payable for investment securities purchased                                                  10,729               --
Payable upon return of securities loaned                                                    190,654          412,715
Capital shares redeemed                                                                       3,789            7,477
Payable for advisory, co-administration, and custodian fees                                     209            1,083
Variation margin payable                                                                        168               --
Distribution and shareholder servicing fees                                                      59               69
Bank overdraft                                                                                  895               --
Accrued expenses and other liabilities                                                            1                2
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                           206,578          421,346
====================================================================================================================
NET ASSETS                                                                            $     525,121    $   1,481,464
====================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                     $     578,753    $   1,407,522
Undistributed net investment income                                                             338              488
Accumulated net realized loss on investments                                                (71,862)         (50,531)
Net unrealized appreciation of investments                                                   18,234          123,985
Net unrealized depreciation of futures contracts                                               (314)              --
Net unrealized depreciation of options written                                                  (28)              --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $     525,121    $   1,481,464
====================================================================================================================
 *  Investments in unaffiliated securities, at cost                                   $     680,999    $   1,706,364
 ** Investments in affiliated securities, at cost                                     $      17,144    $      66,453
 +  Including securities loaned, at value                                             $     182,475    $     386,627
CLASS A:
Net assets                                                                            $      98,016    $     144,282
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    10,346           12,480
Net asset value and redemption price per share                                        $        9.47    $       11.56
Maximum offering price per share (1)                                                  $       10.02    $       12.23
CLASS B:
Net assets                                                                            $      33,015    $      22,156
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                     3,510            1,928
Net asset value, offering price, and redemption price per share (2)                   $        9.41    $       11.49
CLASS C:
Net assets                                                                            $       7,089    $      19,386
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                       751            1,685
Net asset value and redemption price per share (2)                                    $        9.44    $       11.51
Maximum offering price per share (3)                                                  $        9.54    $       11.63
CLASS S:
Net assets                                                                            $      23,844    $      17,170
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                     2,513            1,485
Net asset value, offering price, and redemption price per share                       $        9.49    $       11.56
CLASS Y:
Net assets                                                                            $     363,157    $   1,278,470
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    38,235          109,920
Net asset value, offering price, and redemption price per share                       $        9.50    $       11.63

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the period ended September 30, 2003, in thousands

                                                                                           BALANCED           EQUITY
                                                                                               FUND      INCOME FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                                 $       9,916    $       3,682
Interest from affiliated securities                                                             214              475
Dividends                                                                                     4,242           32,404
Less: Foreign taxes withheld                                                                     (1)            (129)
Securities lending                                                                              144              264
Other income                                                                                    190              126
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      14,705           36,822
====================================================================================================================
EXPENSES:
Investment advisory fees                                                                      3,416            8,449
Co-administration fees and expenses (including per account transfer agency fees)              1,455            3,556
Custodian fees                                                                                   53              130
Directors' fees                                                                                   9               19
Registration fees                                                                                30               26
Professional fees                                                                               159               47
Printing                                                                                         20               55
Other                                                                                            14               29
Distribution and shareholder servicing fees - Class A                                           246              339
Distribution and shareholder servicing fees - Class B                                           342              199
Distribution and shareholder servicing fees - Class C                                            67              171
Shareholder servicing fees - Class S                                                             70               55
--------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                5,881           13,075
====================================================================================================================
Less: Fee waivers                                                                              (950)            (613)
--------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                            4,931           12,462
====================================================================================================================
INVESTMENT INCOME - NET                                                                       9,774           24,360
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, AND WRITTEN OPTIONS - NET:
Net realized gain (loss) on investments                                                       8,549           (1,648)
Net realized gain on futures contracts                                                        2,849               --
Net change in unrealized appreciation
 or depreciation of investments                                                              49,930          219,694
Net change in unrealized appreciation or depreciation of futures contracts                     (314)              --
Net change in unrealized appreciation or depreciation of written options                        (28)              --
--------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                      60,986          218,046
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $      70,760    $     242,406
====================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                            BALANCED FUND        EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     10/1/02      10/1/01      10/1/02      10/1/01
                                                                                          TO           TO           TO           TO
                                                                                     9/30/03      9/30/02      9/30/03      9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                          $     9,774  $    12,387  $    24,360  $    10,526
Net realized gain (loss) on investments                                                8,549      (34,657)      (1,648)     (23,793)
Net realized gain on futures contracts                                                 2,849           --           --           --
Net change in unrealized appreciation or depreciation of investments                  49,930      (27,073)     219,694     (243,559)
Net change in unrealized appreciation or depreciation of futures contracts              (314)          --           --           --
Net change in unrealized appreciation or depreciation of written options                 (28)          --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       70,760      (49,343)     242,406     (256,826)
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                                           (1,700)      (2,574)      (2,199)      (1,100)
    Class B                                                                             (345)        (616)        (180)        (139)
    Class C                                                                              (74)         (35)        (163)        (106)
    Class S                                                                             (501)        (831)        (370)        (232)
    Class Y                                                                           (7,143)      (8,345)     (20,336)      (8,862)
Net realized gain on investments:
    Class A                                                                               --           --           --          (93)
    Class B                                                                               --           --           --          (43)
    Class C                                                                               --           --           --          (34)
    Class S                                                                               --           --           --           (1)
    Class Y                                                                               --           --           --       (1,077)
Tax return of capital:
    Class A                                                                               --           --         (188)          --
    Class B                                                                               --           --          (29)          --
    Class C                                                                               --           --          (25)          --
    Class S                                                                               --           --          (22)          --
    Class Y                                                                               --           --       (1,666)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (9,763)     (12,401)     (25,178)     (11,687)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
    Proceeds from sales                                                                6,543        6,899       19,326       13,653
    Reinvestment of distributions                                                      1,644        2,480        2,200        1,026
    Payments for redemptions                                                         (20,769)     (25,212)     (30,519)     (16,103)
    Shares issued in connection with the acquisition of Fund net assets                   --           --           --      147,414
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                          (12,582)     (15,833)      (8,993)     145,990
-----------------------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                                1,814        3,418        4,210        5,795
    Reinvestment of distributions                                                        333          597          195          171
    Payments for redemptions                                                          (8,965)     (10,679)      (4,601)      (4,480)
    Shares issued in connection with the acquisition of Fund net assets                   --           --           --       11,567
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                           (6,818)      (6,664)        (196)      13,053
-----------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                                7,057        1,063        9,712        9,021
    Reinvestment of distributions                                                         74           35          187          140
    Payments for redemptions                                                          (2,895)        (896)      (4,602)      (3,279)
    Shares issued in connection with the acquisition of Fund net assets                   --           --           --          299
-----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from Class C transactions                                   4,236          202        5,297        6,181
-----------------------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                               11,177       16,014       11,462        5,298
    Reinvestment of distributions                                                        500          819          379          229
    Payments for redemptions                                                         (27,455)     (15,364)     (35,880)      (3,812)
    Shares issued in connection with the acquisition of Fund net assets                   --           --           --       46,472
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from Class S transactions                      (15,778)       1,469      (24,039)      48,187
-----------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                              141,133       69,124      387,332      336,498
    Reinvestment of distributions                                                      6,753        7,665        8,467        3,507
    Payments for redemptions                                                        (115,733)    (123,907)    (235,567)    (132,012)
    Shares issued in connection with the acquisition of Fund net assets                   --           --           --      408,205
    Shares issued in connection with the acquisition of Common Trust Fund
      net assets                                                                          --           --      259,049           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                           32,153      (47,118)     419,281      616,198
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                      1,211      (67,944)     391,350      829,609
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               62,208     (129,688)     608,578      561,096
NET ASSETS AT BEGINNING OF PERIOD                                                    462,913      592,601      872,886      311,790
===================================================================================================================================
NET ASSETS AT END OF PERIOD                                                      $   525,121  $   462,913  $ 1,481,464  $   872,886
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME (LOSS) AT END OF PERIOD                                                  $       338  $        90  $       488  $      (232)
===================================================================================================================================

(1)  See Note 4 in notes to financial statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                               REALIZED AND
                                    NET ASSET                    UNREALIZED      DIVIDENDS
                                        VALUE            NET          GAINS       FROM NET    DISTRIBUTIONS   DISTRIBUTIONS
                                    BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET     FROM RETURN
                                    OF PERIOD         INCOME    INVESTMENTS         INCOME   REALIZED GAINS      OF CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
   2003                         $        8.38  $        0.17  $        1.08  $       (0.16) $          --     $         --
   2002 (2)                              9.50           0.20          (1.12)         (0.20)            --               --
   2001 (2) (3)                         13.83           0.18          (2.24)         (0.20)         (2.07)              --
   2000 (4)                             12.39           0.23           2.12          (0.22)         (0.69)              --
   1999 (4)                             12.30           0.20           0.49          (0.20)         (0.40)              --
   1998 (4)                             12.57           0.23           0.77          (0.24)         (1.03)              --
Class B
   2003                         $        8.32  $        0.10  $        1.08  $       (0.09) $          --     $         --
   2002 (2)                              9.44           0.13          (1.12)         (0.13)            --               --
   2001 (2) (3)                         13.75           0.17          (2.29)         (0.13)         (2.06)              --
   2000 (4)                             12.33           0.13           2.11          (0.14)         (0.68)              --
   1999 (4) (5)                         12.37           0.07          (0.04)         (0.07)            --               --
Class C
   2003                         $        8.35  $        0.09  $        1.10  $       (0.10) $          --     $         --
   2002 (2)                              9.49           0.13          (1.14)         (0.13)            --               --
   2001 (2) (7)                          9.29             --           0.20             --             --               --
Class S
   2003                         $        8.39  $        0.15  $        1.10  $       (0.15) $          --     $         --
   2002 (2)                              9.50           0.20          (1.12)         (0.19)            --               --
   2001 (2) (6)                         11.27           0.18          (1.74)         (0.21)            --               --
Class Y
   2003                         $        8.40  $        0.19  $        1.09  $       (0.18) $          --     $         --
   2002 (2)                              9.53           0.23          (1.13)         (0.23)            --               --
   2001 (2) (3)                         13.87           0.16          (2.20)         (0.23)         (2.07)              --
   2000 (4)                             12.43           0.26           2.13          (0.26)         (0.69)              --
   1999 (4)                             12.32           0.24           0.49          (0.23)         (0.39)              --
   1998 (4)                             12.59           0.26           0.77          (0.27)         (1.03)              --

EQUITY INCOME FUND
Class A
   2003 (2)                     $        9.58  $        0.18  $        1.99  $       (0.19) $          --     $      (0.02)
   2002 (2)                             12.13           0.16          (2.48)         (0.19)         (0.04)              --
   2001 (2)                             16.29           0.29          (0.74)         (0.32)         (3.39)              --
   2000                                 15.94           0.28           1.45          (0.28)         (1.10)              --
   1999                                 15.70           0.36           1.15          (0.37)         (0.90)              --
Class B
   2003 (2)                     $        9.52  $        0.10  $        1.98  $       (0.11) $          --     $      (0.02)
   2002 (2)                             12.07           0.09          (2.49)         (0.11)         (0.04)              --
   2001 (2)                             16.24           0.18          (0.75)         (0.21)         (3.39)              --
   2000                                 15.90           0.18           1.44          (0.18)         (1.10)              --
   1999                                 15.65           0.24           1.16          (0.25)         (0.90)              --
Class C
   2003 (2)                     $        9.54  $        0.10  $        1.98  $       (0.11) $          --     $      (0.02)
   2002 (2)                             12.09           0.10          (2.50)         (0.11)         (0.04)              --
   2001 (2)                             16.28           0.18          (0.76)         (0.22)         (3.39)              --
   2000                                 15.93           0.19           1.44          (0.18)         (1.10)              --
   1999 (8)                             16.62           0.21          (0.70)         (0.20)            --               --
Class S (2)
   2003                         $        9.57  $       .19  $          1.99  $       (0.19) $          --     $      (0.02)
   2002                                 12.12          .15            (2.47)         (0.19)         (0.04)              --
   2001 (7)                             11.57          .01             0.54             --             --               --
Class Y
   2003 (2)                     $        9.63  $        0.21  $        2.00  $       (0.21) $          --     $      (0.02)
   2002 (2)                             12.20           0.21          (2.52)         (0.22)         (0.04)              --
   2001 (2)                             16.37           0.33          (0.76)         (0.35)         (3.39)              --
   2000                                 16.00           0.32           1.47          (0.32)         (1.10)              --
   1999                                 15.74           0.40           1.17          (0.41)         (0.90)              --

(1) The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(2)  Per share data calculated using average shares outstanding method.
(3) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)  For the fiscal period ended October 31.

The accompanying notes are an integral part of the financial statements.

                                                                                                                      RATIO OF NET
                                                     NET ASSET                                           RATIO OF       INVESTMENT
                                                         VALUE                        NET ASSETS      EXPENSES TO           INCOME
                                                        END OF            TOTAL           END OF          AVERAGE       TO AVERAGE
                                                        PERIOD       RETURN (9)     PERIOD (000)       NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
   2003                                        $          9.47            14.98% $        98,016             1.05%            1.75%
   2002 (2)                                               8.38            (9.90)          98,557             1.05             2.07
   2001 (2) (3)                                           9.50           (17.03)         127,590             1.22             1.96
   2000 (4)                                              13.83            19.46           54,380             1.22             1.66
   1999 (4)                                              12.39             5.56           53,807             1.18             1.59
   1998 (4)                                              12.30             8.60           59,657             1.00             1.91
Class B
   2003                                        $          9.41            14.25% $        33,015             1.80%            1.00%
   2002 (2)                                               8.32           (10.64)          35,641             1.80             1.32
   2001 (2) (3)                                           9.44           (17.64)          47,150             1.93             1.22
   2000 (4)                                              13.75            18.77            2,243             1.97             0.91
   1999 (4) (5)                                          12.33             0.25              630             1.97             0.87
Class C
   2003                                        $          9.44            14.24% $         7,089             1.80%            0.99%
   2002 (2)                                               8.35           (10.77)           2,233             1.80             1.32
   2001 (2) (7)                                           9.49             2.15            2,351             0.94             2.20
Class S
   2003                                        $          9.49            15.08% $        23,844             1.05%            1.76%
   2002 (2)                                               8.39            (9.90)          36,194             1.05             2.07
   2001 (2) (6)                                           9.50           (14.03)          39,527             1.22             1.94
Class Y
   2003                                        $          9.50            15.35% $       363,157             0.80%            2.00%
   2002 (2)                                               8.40            (9.74)         290,288             0.80             2.32
   2001 (2) (3)                                           9.53           (16.84)         375,983             0.97             2.21
   2000 (4)                                              13.87            19.94          163,158             0.97             1.91
   1999 (4)                                              12.43             5.87          180,737             0.93             1.84
   1998 (4)                                              12.32             8.83          188,123             0.75             2.16

EQUITY INCOME FUND
Class A
   2003 (2)                                    $         11.56            22.81% $       144,282             1.15%            1.70%
   2002 (2)                                               9.58           (19.51)         128,142             1.15             1.43
   2001 (2)                                              12.13            (3.89)          24,557             1.00             1.97
   2000                                                  16.29            11.11           20,607             1.00             1.69
   1999                                                  15.94             9.74           18,970             1.00             2.01
Class B
   2003 (2)                                    $         11.49            21.97% $        22,156             1.90%            0.95%
   2002 (2)                                               9.52           (20.10)          18,699             1.90             0.80
   2001 (2)                                              12.07            (4.64)          11,516             1.75             1.20
   2000                                                  16.24            10.35           10,366             1.75             0.95
   1999                                                  15.90             9.10           10,971             1.75             1.34
Class C
   2003 (2)                                    $         11.51            21.95% $        19,386             1.90%            0.95%
   2002 (2)                                               9.54           (20.08)          11,171             1.90             0.86
   2001 (2)                                              12.09            (4.74)           8,028             1.75             1.20
   2000                                                  16.28            10.41            2,511             1.75             0.88
   1999 (8)                                              15.93            (3.02)           1,700             1.76             0.65
Class S (2)
   2003                                        $         11.56            22.91% $        17,170             1.15%            1.80%
   2002                                                   9.57           (19.47)          36,522             1.15             1.34
   2001 (7)                                              12.12             4.75              328             1.23             4.08
Class Y
   2003 (2)                                    $         11.63            23.20% $     1,278,470             0.90%            1.95%
   2002 (2)                                               9.63           (19.30)         678,352             0.90             1.80
   2001 (2)                                              12.20            (3.71)         267,361             0.75             2.21
   2000                                                  16.37            11.46          275,436             0.75             1.99
   1999                                                  16.00            10.10          350,775             0.75             2.38

                                                      RATIO OF                     RATIO OF NET
                                                   EXPENSES TO                        INVESTMENT
                                                       AVERAGE                            INCOME
                                                    NET ASSETS                    TO AVERAGE NET        PORTFOLIO
                                                    (EXCLUDING                 ASSETS (EXCLUDING         TURNOVER
                                                      WAIVERS)                          WAIVERS)             RATE
-----------------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
   2003                                                   1.23%                             1.57%             156%
   2002 (2)                                               1.23                              1.89               79
   2001 (2) (3)                                           1.28                              1.90               54
   2000 (4)                                               1.28                              1.60               79
   1999 (4)                                               1.25                              1.52               69
   1998 (4)                                               1.24                              1.67               56
Class B
   2003                                                   1.98%                             0.82%             156%
   2002 (2)                                               1.98                              1.14               79
   2001 (2) (3)                                           1.99                              1.16               54
   2000 (4)                                               2.03                              0.85               79
   1999 (4) (5)                                           2.03                              0.81               69
Class C
   2003                                                   1.98%                             0.81%             156%
   2002 (2)                                               1.98                              1.14               79
   2001 (2) (7)                                           0.94                              2.20               54
Class S
   2003                                                   1.23%                             1.58%             156%
   2002 (2)                                               1.23                              1.89               79
   2001 (2) (6)                                           1.28                              1.88               54
Class Y
   2003                                                   0.98%                             1.82%             156%
   2002 (2)                                               0.98                              2.14               79
   2001 (2) (3)                                           1.04                              2.14               54
   2000 (4)                                               1.03                              1.85               79
   1999 (4)                                               1.00                              1.77               69
   1998 (4)                                               0.99                              1.92               56

EQUITY INCOME FUND
Class A
   2003 (2)                                               1.20%                             1.65%              43%
   2002 (2)                                               1.20                              1.38               38
   2001 (2)                                               1.15                              1.82               33
   2000                                                   1.14                              1.55               36
   1999                                                   1.13                              1.88               35
Class B
   2003 (2)                                               1.95%                             0.90%              43%
   2002 (2)                                               1.95                              0.75               38
   2001 (2)                                               1.90                              1.05               33
   2000                                                   1.89                              0.81               36
   1999                                                   1.88                              1.21               35
Class C
   2003 (2)                                               1.95%                             0.90%              43%
   2002 (2)                                               1.95                              0.81               38
   2001 (2)                                               1.90                              1.05               33
   2000                                                   1.89                              0.74               36
   1999 (8)                                               1.88                              0.53               35
Class S (2)
   2003                                                   1.20%                             1.75%              43%
   2002                                                   1.20                              1.29               38
   2001 (7)                                               1.42                              3.89               33
Class Y
   2003 (2)                                               0.95%                             1.90%              43%
   2002 (2)                                               0.95                              1.75               38
   2001 (2)                                               0.90                              2.06               33
   2000                                                   0.89                              1.85               36
   1999                                                   0.88                              2.25               35

(5) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS September 30, 2003

1 > Organization

    The First American Real Estate Securities Fund, Technology Fund, International Fund, Small Cap Growth Opportunities Fund (formerly Micro Cap
    Fund), Small Cap Select Fund (formerly Small Cap Core Fund), Small Cap Value Fund, Mid Cap Growth Opportunities Fund (formerly Mid Cap Core Fund), Mid Cap Value Fund, Large Cap Growth Opportunities Fund (formerly Large Cap Core
    Fund), Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Fund's board of directors to create additional funds in the future.

    The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, may be subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

    The Funds' prospectuses provide descriptions of each Fund's investment objective, policies and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2 > Summary of Significant Accounting Policies

    The significant accounting policies followed by the Funds are as follows:

    SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of September 30, 2003, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Mid Cap Value Fund, and Balanced Fund held fair valued securities with a market value of $876,092, $346, $122,540, $0 and $912,500, respectively or
    0.4%, 0.0%, 0.3%, 0.0% and 0.2% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

    DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund and Mid Cap Value Fund declare and pay income dividends monthly. Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. International Fund declares and pays income dividends annually. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

    Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly income distributions from the Real Estate Securities Fund may be a return of capital.

    FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, the expiration of capital loss carryovers, proceeds from securities litigation, foreign currency gains and losses, investments in limited partnerships and REITs, and the "mark-to-market" of certain Passive Foreign Investment Companies (PFIC's) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

    On the Statement of Assets and Liabilities the following reclassifications were made (000):

                                   ACCUMULATED     UNDISTRIBUTED
                                  NET REALIZED    NET INVESTMENT       PORTFOLIO
    FUND                           GAIN (LOSS)            INCOME         CAPITAL
    ----------------------------------------------------------------------------
    Real Estate Securities Fund   $         39    $          (39)   $         --
    Technology Fund                     60,753               518         (61,271)
    International Fund                   6,709             1,678          (8,387)
    Small Cap Growth
      Opportunities Fund                    86             4,604          (4,690)
    Small Cap Select Fund               93,127             4,341         (97,468)
    Small Cap Value Fund                   219              (219)             --
    Mid Cap Growth
      Opportunities Fund               152,422             3,747        (156,169)
    Mid Cap Value Fund                   1,289            (1,148)           (141)
    Large Cap Growth
      Opportunities Fund               120,929               (85)       (120,844)
    Large Cap Value Fund                   550              (444)           (106)
    Balanced Fund                         (232)              236              (4)
    Equity Income Fund                     393             1,537          (1,930)

    The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002, were characterized as follows (000):

                                                        2003
                                    ORDINARY    LONG TERM       RETURN
    FUND                              INCOME         GAIN   OF CAPITAL        TOTAL
    -------------------------------------------------------------------------------
    Real Estate Securities Fund   $    8,570   $    3,434   $       --   $   12,004
    Small Cap Value Fund                 429          194           --          623
    Mid Cap Value Fund                 3,020           --          141        3,161
    Large Cap Growth
      Opportunities Fund               2,409           --           --        2,409
    Large Cap Select Fund                206           --           --          206
    Large Cap Value Fund              14,662           --          107       14,769
    Balanced Fund                      9,763           --           --        9,763
    Equity Income Fund                23,248           --        1,930       25,178

                                                        2002
                                    ORDINARY    LONG TERM       RETURN
    FUND                              INCOME         GAIN   OF CAPITAL        TOTAL
    -------------------------------------------------------------------------------
    Real Estate Securities Fund   $    6,226   $       --   $      764   $    6,990
    Small Cap Growth
      Opportunities Fund                  --           --          457          457
    Small Cap Select Fund                 --       23,594            1       23,595
    Small Cap Value Fund               8,013       59,831          140       67,984
    Mid Cap Value Fund                 2,813           --          792        3,605
    Large Cap Growth
      Opportunities Fund                 914           --           --          914
    Large Cap Value Fund              11,417           --          284       11,701
    Balanced Fund                     12,401           --           --       12,401
    Equity Income Fund                11,600           87           --       11,687

    As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were (000):

                                                                               ACCUMULATED
                                           UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL AND        UNREALIZED                 TOTAL
                                                ORDINARY        LONG TERM     POST-OCTOBER      APPRECIATION           ACCUMULATED
    FUND                                          INCOME    CAPITAL GAINS           LOSSES    (DEPRECIATION)    EARNINGS (DEFICIT)
    ------------------------------------------------------------------------------------------------------------------------------
    Real Estate Securities Fund           $          136   $        4,743   $           --    $       33,302    $           38,181
    Technology Fund                                   --               --         (473,964)           (2,895)             (476,859)
    International Fund                            10,300               --         (366,083)          126,245              (229,538)
    Small Cap Growth Opportunities Fund               --            3,084          (12,773)           78,372                68,683
    Small Cap Select Fund                         25,371           15,931          (68,046)          149,031               122,287
    Small Cap Value Fund                              --            6,799               --           100,796               107,595
    Mid Cap Growth Opportunities Fund                 --           19,177          (70,588)          139,962                88,551
    Mid Cap Value Fund                                --               --         (105,111)           41,752               (63,359)
    Large Cap Growth Opportunities Fund              215               --         (262,091)           54,072              (207,804)
    Large Cap Select Fund                            772               42               --             3,068                 3,882
    Large Cap Value Fund                              --               --         (157,188)           65,691               (91,497)
    Balanced Fund                                    343               --          (70,485)           16,514               (53,628)
    Equity Income Fund                             4,467               --          (48,453)          117,931                73,945

    The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs.

    As of September 30, 2003 the following Funds have capital loss carryforwards
    (000):

    FUND                                                                   AMOUNT   EXPIRATION DATE
    -----------------------------------------------------------------------------------------------
    Technology Fund                                                $      464,348         2006-2011
    International Fund                                                    292,088         2005-2011
    Small Cap Select Fund                                                  68,046              2010
    Mid Cap Growth Opportunities Fund                                      70,588         2008-2010
    Mid Cap Value Fund                                                    105,020         2008-2011
    Large Cap Growth Opportunities Fund                                   253,377         2009-2011
    Large Cap Value Fund                                                  115,841         2009-2011
    Balanced Fund                                                          70,485         2007-2011
    Equity Income Fund                                                     44,241         2008-2011

    In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International, Large Cap Growth Opportunities, Mid Cap Growth Opportunities, Small Cap Select, and Technology Funds in the amount of (000) $9,836, $9,442, $5,541, $5,341 and $1,524, respectively.

    Certain Funds incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The following Funds had deferred losses
    (000):

    FUND                                                                  AMOUNT
    ----------------------------------------------------------------------------
    Technology Fund                                                 $      9,616
    International Fund                                                    73,995
    Small Cap Growth Opportunities Fund                                   12,773
    Mid Cap Value Fund                                                        91
    Large Cap Growth Opportunities Fund                                    8,714
    Large Cap Value Fund                                                  41,347
    Equity Income Fund                                                     4,212

    FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P stock index futures contracts and other stock index futures contracts. Balanced Fund may also enter into interest rate index futures contracts.

    Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the underlying notional amount indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying index, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. At September 30, 2003, open long futures contracts for the Large Cap Select Fund and Balanced Fund, were as follows (000):

                                                          MARKET VALUE
                                  NAME OF    NUMBER OF      COVERED BY    SETTLEMENT     UNREALIZED
    FUND                         CONTRACT    CONTRACTS       CONTRACTS         MONTH    GAIN (LOSS)
    -----------------------------------------------------------------------------------------------
    Large Cap Select        S&P 500 Index           27    $      6,709      Dec - 03    $      (115)
    Balanced                S&P 500 Index           61          15,160      Dec - 03           (277)
                       Russell 2000 Index            4             976      Dec - 03            (37)

    FOREIGN CURRENCY TRANSLATION - The books and records of the International Fund are maintained in U.S. dollars on the following basis:

    - market value of investment securities, assets and liabilities at the current rate of exchange; and

    - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The International Fund does not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS - The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or Fund positions. The aggregate principal amount of the contracts are not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Fund's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counter parties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at September 30, 2003.

    EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

    OPTIONS TRANSACTIONS - The Funds may utilize options in an attempt to manage market or business risk or enhance the Fund's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

    Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

    SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

    U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, the securities lending fees paid to USBAM from the Funds for the fiscal year ended September 30, 2003 were as follows (000):

    FUND                                                                  AMOUNT
    ----------------------------------------------------------------------------
    Real Estate Securities Fund                                     $         24
    Technology Fund                                                          127
    International Fund                                                       235
    Small Cap Growth Opportunities Fund                                       81
    Small Cap Select Fund                                                    209
    Small Cap Value Fund                                                      95
    Mid Cap Growth Opportunities Fund                                        285
    Mid Cap Value Fund                                                        70
    Large Cap Growth Opportunities Fund                                      286
    Large Cap Select Fund                                                      2
    Large Cap Value Fund                                                     222
    Balanced Fund                                                            118
    Equity Income Fund                                                       213

    OTHER INCOME - Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the year ended September 30, 2003, the Technology Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund recorded $384,029, $19,368, $188,507, $91,825, $3,410, $1,141,463,
    $84,664, $505,606, $190,049, $126,478, respectively, in other income for settlement proceeds related to securities no longer included in the portfolio.

    INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2003.

    DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

    ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets of the Fund. The annual fee for each Fund is as follows:

    Real Estate Securities Fund                                             0.70%
    Technology Fund                                                         0.70%
    International Fund                                                      1.10%
    Small Cap Growth Opportunities Fund                                     1.40%
    Small Cap Select Fund                                                   0.70%
    Small Cap Value Fund                                                    0.70%
    Mid Cap Growth Opportunities Fund                                       0.70%
    Mid Cap Value Fund                                                      0.70%
    Large Cap Growth Opportunities Fund                                     0.65%
    Large Cap Select Fund                                                   0.65%
    Large Cap Value Fund                                                    0.65%
    Balanced Fund                                                           0.65%
    Equity Income Fund                                                      0.65%

    Under the Agreement, the fee paid to USBAM by International Fund is equal to a rate of 1.10% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets in excess of $2.5 billion. The fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion. USBAM voluntarily waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

    The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, these reimbursements are recorded as investment income.

    SUB-ADVISORY FEES - Clay Finlay, Inc. serves as investment sub-adviser to the International Fund, and receives a fee, payable by USBAM. The fee is computed daily and paid monthly at an annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, and 0.10% of the Fund's average daily net assets in excess of $500 million.

    CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services LLC ("USBFS") (collectively the "Administrators") serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of aggregate average daily net assets of the Funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the fiscal year ended September 30, 2003, administration fees paid to

    USBAM and USBFS by the Funds included in this annual report were as follows
    (000):

    FUND                                                                    AMOUNT
    ------------------------------------------------------------------------------
    Real Estate Securities Fund                                     $        448
    Technology Fund                                                          270
    International Fund                                                     2,309
    Small Cap Growth Opportunities Fund                                      871
    Small Cap Select Fund                                                  2,327
    Small Cap Value Fund                                                   1,157
    Mid Cap Growth Opportunities Fund                                      2,971
    Mid Cap Value Fund                                                       832
    Large Cap Growth Opportunities Fund                                    2,478
    Large Cap Select Fund                                                     82
    Large Cap Value Fund                                                   2,775
    Balanced Fund                                                          1,421
    Equity Income Fund                                                     3,512

    CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

    DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

    FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the fiscal year ended September 30, 2003 (000):

    FUND                                                                    AMOUNT
    ------------------------------------------------------------------------------
    Real Estate Securities Fund                                     $         39
    Technology Fund                                                           97
    International Fund                                                       153
    Small Cap Growth Opportunities Fund                                      100
    Small Cap Select Fund                                                    216
    Small Cap Value Fund                                                     111
    Mid Cap Growth Opportunities Fund                                        392
    Mid Cap Value Fund                                                        64
    Large Cap Growth Opportunities Fund                                      277
    Large Cap Select Fund                                                     --
    Large Cap Value Fund                                                     360
    Balanced Fund                                                            439
    Equity Income Fund                                                       541

    OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

    SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                                            CDSC AS A
                                                                 PERCENTAGE OF DOLLAR
    YEAR SINCE PURCHASE                                      AMOUNT SUBJECT TO CHARGE
    ---------------------------------------------------------------------------------
          First                                                  5.00%
          Second                                                 5.00%
          Third                                                  4.00%
          Fourth                                                 3.00%
          Fifth                                                  2.00%
          Sixth                                                  1.00%
          Seventh                                                  --
          Eight                                                    --

    A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

    The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

    For the fiscal year ended September 30, 2003, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
    (000):

    FUND                                                                    AMOUNT
    ------------------------------------------------------------------------------
    Real Estate Securities Fund                                     $         47
    Technology Fund                                                           86
    International Fund                                                        93
    Small Cap Growth Opportunities Fund                                      167
    Small Cap Select Fund                                                    179
    Small Cap Value Fund                                                     108
    Mid Cap Growth Opportunities Fund                                        216
    Mid Cap Value Fund                                                        82
    Large Cap Growth Opportunities Fund                                      164
    Large Cap Select Fund                                                     16
    Large Cap Value Fund                                                     248
    Balanced Fund                                                            208
    Equity Income Fund                                                       551

4 > Capital Share Transactions

    There are 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                               REAL ESTATE                TECHNOLOGY             INTERNATIONAL
                                                           SECURITIES FUND                      FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     10/01/02     10/01/01     10/01/02     10/01/01     10/01/02     10/01/01
                                                           TO           TO           TO           TO           TO           TO
                                                      9/30/03      9/30/02      9/30/03      9/30/02      9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                         1,923        1,076        1,908        1,656       20,293       17,671
  Shares issued in lieu of cash distributions             106           33           --           --           --           --
  Shares redeemed                                        (921)        (166)      (2,202)      (2,138)     (21,356)     (19,832)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           --          167          347           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              1,108          943         (294)        (315)        (716)      (2,161)
==============================================================================================================================
Class B:
  Shares issued                                            77           90          293          288           73          102
  Shares issued in lieu of cash distributions              12            7           --           --           --           --
  Shares redeemed                                         (54)         (39)        (647)        (758)        (249)        (299)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           --          599           39           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                 35           58         (354)         129         (137)        (197)
==============================================================================================================================
Class C:
  Shares issued                                           154           76          223          197          262          283
  Shares issued in lieu of cash distributions               8            1           --           --           --           --
  Shares redeemed                                         (32)         (31)        (398)        (453)        (630)        (765)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           --           26           22           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                130           46         (175)        (230)        (346)        (482)
==============================================================================================================================
Class S:
  Shares issued                                           195           76          459          217          532          946
  Shares issued in lieu of cash distributions               8            4           --           --           --           --
  Shares redeemed                                        (134)         (15)        (330)        (188)      (1,066)        (523)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           --          401            6           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                 69           65          129          430         (528)         423
==============================================================================================================================
Class Y:
  Shares issued                                         5,372        3,096        5,455        7,064       60,261       27,079
  Shares issued in lieu of cash distributions             224           86           --           --           --           --
  Shares redeemed                                      (2,207)      (1,752)      (7,227)      (8,911)     (30,752)     (27,326)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           --        2,708        6,391           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              3,389        1,430       (1,772)         861       35,900         (247)
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES               4,731        2,542       (2,466)         875       34,173       (2,664)
==============================================================================================================================

                                                          SMALL CAP GROWTH
                                                             OPPORTUNITIES                 SMALL CAP                 SMALL CAP
                                                                      FUND               SELECT FUND                VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     10/01/02     10/01/01     10/01/02     10/01/01     10/01/02     10/01/01
                                                           TO           TO           TO           TO           TO           TO
                                                      9/30/03      9/30/02      9/30/03      9/30/02      9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                         2,921        3,446        1,232        2,175          522        1,106
  Shares issued in lieu of cash distributions              --            4           --           98            1          404
  Shares redeemed                                      (2,420)      (2,893)      (1,222)        (579)        (668)      (1,654)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --        1,906           --           --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                501          557        1,916        1,694         (145)        (144)
==============================================================================================================================
Class B:
  Shares issued                                            85          145          158          387           81          220
  Shares issued in lieu of cash distributions              --           --           --           13           --          156
  Shares redeemed                                         (61)         (55)        (118)        (112)        (269)        (217)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --          357           --           --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                 24           90          397          288         (188)         159
==============================================================================================================================
Class C:
  Shares issued                                            64           28          272          320           73          146
  Shares issued in lieu of cash distributions              --           --           --           --           --           58
  Shares redeemed                                         (12)          (9)        (154)         (29)        (202)        (104)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --          367           --           --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                 52           19          485          291         (129)         100
==============================================================================================================================
Class S:
  Shares issued                                            69           72          447          627           68           40
  Shares issued in lieu of cash distributions              --           --           --           33           --           --
  Shares redeemed                                         (47)         (45)        (407)        (255)         (11)          (3)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --           46           --           --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                 22           27           86          405           57           37
==============================================================================================================================
Class Y:
  Shares issued                                         6,194        1,997       19,375       15,652        5,082        8,466
  Shares issued in lieu of cash distributions              --           17           --        1,365           40        4,122
  Shares redeemed                                      (3,929)      (2,748)     (14,243)      (4,156)      (7,783)     (12,422)
  Shares issued in connection with acquisition of
   Fund net assets                                         --           --       16,348           --           --           --
  Shares issued in connection with acquisition of
   Common Trust Fund net assets                            --           --       10,235           --           --           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              2,265         (734)      31,715       12,861       (2,661)         166
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES               2,864          (41)      34,599       15,539       (3,066)         318
==============================================================================================================================

                                                            MID CAP GROWTH                                    LARGE CAP GROWTH
                                                             OPPORTUNITIES                   MID CAP             OPPORTUNITIES
                                                                      FUND                VALUE FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------
                                                     10/01/02     10/01/01     10/01/02     10/01/01     10/01/02     10/01/01
                                                           TO           TO           TO           TO           TO           TO
                                                      9/30/03      9/30/02      9/30/03      9/30/02      9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                           503          476          261          365          676          144
  Shares issued in lieu of cash distributions              --           --            8            9            3            2
  Shares redeemed                                        (737)        (536)        (236)        (378)        (787)        (264)
  Shares issued in connection with acquisition of
   Fund net assets                                      1,985           --           --           --        2,908           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              1,751          (60)          33           (4)       2,800         (118)
==============================================================================================================================
Class B:
  Shares issued                                            56           93           49          115           50           55
  Shares issued in lieu of cash distributions              --           --            3            2           --           --
  Shares redeemed                                         (36)         (22)        (215)        (157)        (317)         (21)
  Shares issued in connection with acquisition of
   Fund net assets                                         95           --           --           --        1,823           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                115           71         (163)         (40)       1,556           34
==============================================================================================================================
Class C:
  Shares issued                                           323           48           26           56          166           41
  Shares issued in lieu of cash distributions              --           --            1            1           --           --
  Shares redeemed                                        (113)          (5)         (89)         (56)        (127)         (16)
  Shares issued in connection with acquisition of
   Fund net assets                                        128           --           --           --          618           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                338           43          (62)           1          657           25
==============================================================================================================================
Class S:
  Shares issued                                           239          224           69            8          280          104
  Shares issued in lieu of cash distributions              --           --           --           --            1           --
  Shares redeemed                                        (162)         (55)         (22)          --         (170)         (95)
  Shares issued in connection with acquisition of
   Fund net assets                                          7           --           --           --          460           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                 84          169           47            8          571            9
==============================================================================================================================
Class Y:
  Shares issued                                         9,998        6,630        6,010        3,949       13,440        4,258
  Shares issued in lieu of cash distributions              --           --          139          138           46           18
  Shares redeemed                                      (8,534)      (3,074)      (5,344)      (5,778)     (14,585)      (3,925)
  Shares issued in connection with acquisition of
   Fund net assets                                      5,734           --           --           --       21,251           --
  Shares issued in connection with acquisition of
   Common Trust Fund net assets                         8,454           --           --           --       12,677           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             15,652        3,556          805       (1,691)      32,829          351
==============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES              17,940        3,779          660       (1,726)      38,413          301
==============================================================================================================================

                                                     LARGE CAP                 LARGE CAP                  BALANCED
                                                   SELECT FUND                VALUE FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                   1/31/03 (1)     10/01/02     10/01/01     10/01/02     10/01/01
                                                            TO           TO           TO           TO           TO
                                                       9/30/03      9/30/03      9/30/02      9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                             19          885          621          729          710
  Shares issued in lieu of cash distributions               --           75           51          183          259
  Shares redeemed                                           --       (1,747)      (1,851)      (2,326)      (2,634)
  Shares issued in connection with acquisition of
   Fund net assets                                          --           --        1,960           --           --
------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                  19         (787)         781       (1,414)      (1,665)
==================================================================================================================
Class B:
  Shares issued                                             10           81          142          206          355
  Shares issued in lieu of cash distributions               --           14            5           37           63
  Shares redeemed                                           --         (672)        (615)      (1,015)      (1,130)
  Shares issued in connection with acquisition of
   Fund net assets                                          --           --          729           --           --
------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                  10         (577)         261         (772)        (712)
==================================================================================================================
Class C:
  Shares issued                                              3           80          151          798          112
  Shares issued in lieu of cash distributions               --            3            1            8            4
  Shares redeemed                                           (1)        (216)        (202)        (322)         (97)
  Shares issued in connection with acquisition of
   Fund net assets                                          --           --            5           --           --
------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                   2         (133)         (45)         484           19
==================================================================================================================
Class S:
  Shares issued                                             --          529          131        1,256        1,640
  Shares issued in lieu of cash distributions               --           23            8           56           86
  Shares redeemed                                           --         (848)        (335)      (3,113)      (1,572)
  Shares issued in connection with acquisition of
   Fund net assets                                          --           --        2,086           --           --
------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                  --         (296)       1,890       (1,801)         154
==================================================================================================================
Class Y:
  Shares issued                                         11,138       10,622        9,907       15,854        7,150
  Shares issued in lieu of cash distributions               12          626          411          750          800
  Shares redeemed                                         (110)     (17,421)     (32,111)     (12,921)     (12,860)
  Shares issued in connection with acquisition of
   Fund net assets                                          --           --       25,675           --           --
------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              11,040       (6,173)       3,882        3,683       (4,910)
==================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES               11,071       (7,966)       6,769          180       (7,114)
==================================================================================================================

(1) Commencement of operations

                                                                         EQUITY
                                                                    INCOME FUND
-------------------------------------------------------------------------------
                                                          10/01/02     10/01/01
                                                                TO           TO
                                                           9/30/03      9/30/02
-------------------------------------------------------------------------------
Class A:
  Shares issued                                              1,778        1,126
  Shares issued in lieu of cash distributions                  207           92
  Shares redeemed                                           (2,888)      (1,430)
  Shares issued in connection with acquisition of Fund
   net assets                                                   --       11,570
-------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                    (903)      11,358
===============================================================================
Class B:
  Shares issued                                                390          473
  Shares issued in lieu of cash distributions                   18           15
  Shares redeemed                                             (444)        (391)
  Shares issued in connection with acquisition of Fund
   net assets                                                   --          913
-------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                     (36)       1,010
===============================================================================
Class C:
  Shares issued                                                935          745
  Shares issued in lieu of cash distributions                   18           12
  Shares redeemed                                             (439)        (274)
  Shares issued in connection with acquisition of Fund
   net assets                                                   --           24
-------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                     514          507
===============================================================================
Class S:
  Shares issued                                              1,108          459
  Shares issued in lieu of cash distributions                   36           21
  Shares redeemed                                           (3,475)        (339)
  Shares issued in connection with acquisition of Fund
   net assets                                                   --        3,648
-------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                  (2,331)       3,789
===============================================================================
Class Y:
  Shares issued                                             36,512       27,490
  Shares issued in lieu of cash distributions                  790          308
  Shares redeemed                                          (21,995)     (11,132)
  Shares issued in connection with acquisition of Fund
   net assets                                                   --       31,843
  Shares issued in connection with acquisition of
   Common Trust Fund net assets                             24,188           --
-------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                  39,495       48,509
===============================================================================
NET INCREASE IN CAPITAL SHARES                              36,739       65,173
===============================================================================

5 > Investment Security Transactions

    During the fiscal year ended September 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                            U.S. GOVERNMENT SECURITIES  OTHER INVESTMENT SECURITIES
    FUND                       PURCHASES         SALES     PURCHASES         SALES
    ------------------------------------------------------------------------------
    Real Estate Securities
      Fund                  $         --  $         --  $    188,655  $    111,519
    Technology Fund                   --            --       106,348       113,783
    International Fund                --            --       881,451       663,932
    Small Cap Growth
      Opportunities Fund              --            --       483,611       425,208
    Small Cap Select Fund             --            --     1,269,442     1,180,416
    Small Cap Value Fund              --            --       201,986       215,334
    Mid Cap Growth
      Opportunities Fund              --            --     1,586,672     1,534,105
    Mid Cap Value Fund                --            --       322,165       306,384
    Large Cap Growth
      Opportunities Fund              --            --       754,595       740,045
    Large Cap Select Fund             --            --       148,774        31,884
    Large Cap Value Fund              --            --       938,210     1,105,505
    Balanced Fund                237,955       215,153       543,698       572,159
    Equity Income Fund                --            --       644,379       544,813

    The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at September 30, 2003, were as follows (000):

                                    AGGREGATE     AGGREGATE                       FEDERAL
                                        GROSS         GROSS                        INCOME
    FUND                         APPRECIATION  DEPRECIATION            NET       TAX COST
    -------------------------------------------------------------------------------------
    Real Estate Securities Fund  $     34,092  $       (789)  $     33,303   $    266,792
    Technology Fund                    14,567       (17,534)        (2,967)       168,374
    International Fund                154,360       (28,126)       126,234      1,118,153
    Small Cap Growth
      Opportunities Fund              103,441       (25,070)        78,371        530,070
    Small Cap Select Fund             184,971       (35,940)       149,031      1,562,913
    Small Cap Value Fund              119,502       (18,706)       100,796        547,629
    Mid Cap Growth
      Opportunities Fund              175,297       (35,335)       139,962      1,875,702
    Mid Cap Value Fund                 47,841        (6,089)        41,752        485,922
    Large Cap Growth
      Opportunities Fund              151,198       (97,127)        54,071      1,819,308
    Large Cap Select Fund               5,643        (2,461)         3,182        163,972
    Large Cap Value Fund              118,480       (52,789)        65,691      1,424,043
    Balanced Fund                      39,106       (22,248)        16,858        699,519
    Equity Income Fund                189,710       (71,779)       117,931      1,780,871

    The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales and investments in limited partnerships and REITs.

6 > Options Written

    The following options written were outstanding as of September, 30, 2003
    (000):

    CALL OPTIONS WRITTEN

                                                   EXPIRATION      EXERCISE     NUMBER OF
    ISSUER                                               DATE         PRICE     CONTRACTS  MARKET VALUE
    ---------------------------------------------------------------------------------------------------
    BALANCED FUND
      U.S. Treasury Note                               Dec-03  $        114           250  $         47
      U.S. Treasury Note                               Dec-03           116           250            23
                                                                                           ------------
      Total call options outstanding (premiums
       received, $31)                                                                      $         70
                                                                                           ------------
    TECHNOLOGY FUND
      Adobe Systems                                    Oct-03  $         35           312  $        156
      Computer Associates International                Nov-03            25           446           103
      Dell                                             Nov-03            35           314            28
      Hewlett-Packard                                  Nov-03            25           758             4
      Intuit                                           Oct-03            45           178            70
      Juniper Networks                                 Oct-03            17           161             2
      Lexmark International Group, CI A                Oct-03            80           178             1
      VERITAS Software                                 Nov-03            35           535            75
                                                                                           ------------
      Total call options outstanding (premiums
       received, $511)                                                                     $        439
                                                                                           ------------

    PUT OPTIONS WRITTEN

                                                   EXPIRATION      EXERCISE     NUMBER OF
    ISSUER                                               DATE         PRICE     CONTRACTS     MARKET VALUE
    ------------------------------------------------------------------------------------------------------
    BALANCED FUND
      U.S. Treasury Note                               Dec-03  $        108           250     $          4
                                                                                              ------------
      Total put options outstanding (premiums
       received, $15)                                                                         $          4
                                                                                              ------------

    Transactions in options written for the fiscal year ended September 30, 2003, were as follows (000):

                                                           NUMBER OF        PREMIUM
                                                           CONTRACTS         AMOUNT
    -------------------------------------------------------------------------------
    PUT OPTIONS WRITTEN

    BALANCED FUND:
      Balance at September 30, 2002                               --   $         --
      Opened                                                     250             15
      Expired                                                     --             --
      Exercised                                                   --             --
      Closed                                                      --             --
                                                        ------------   ------------
      Balance at September 30, 2003                              250   $         15
                                                        ------------   ------------
    CALL OPTIONS WRITTEN
    TECHNOLOGY FUND:
      Balance at September 30, 2002                              700   $         91
      Opened                                                   8,318          1,203
      Expired                                                   (718)          (143)
      Exercised                                                   --             --
      Closed                                                  (5,418)          (640)
                                                        ------------   ------------
      Balance at September 30, 2003                            2,882   $        511
                                                        ------------   ------------
    BALANCED FUND:
      Balance at September 30, 2002                               --   $         --
      Opened                                                     500             31
      Expired                                                     --             --
      Exercised                                                   --             --
      Closed                                                      --             --
                                                        ------------   ------------
      Balance at September 30, 2003                              500   $         31
                                                        ------------   ------------

7 > Payment made by Affiliate

In 2003, the International Fund received a reimbursement from USBAM related to foreign currency principal trades between the International Fund and U.S. Bank from April 1994 to September 2001, which were in violation of the Investment Company Act of 1940. The amount of the reimbursement was $621,143 or $0.005 per share based upon the shares outstanding as of September 30, 2003.

8 > Fund Mergers

On March 13, 2003, shareholders of the Health Sciences Fund and Large Cap Growth Fund, Mid Cap Growth Fund, Emerging Markets Fund, and Small Cap Growth Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger into the Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, International Fund, and Small Cap Select Fund, respectively, at the close of business March 14, 2003. Under the Agreement and Plan of Reorganization, Class A, Class B, Class C, Class S, and Class Y shares of the Health Sciences Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Emerging Markets Fund, and Small Cap Growth Fund were exchanged for Class A, Class B, Class C, Class S, and Class Y shares, respectively, of the Large Cap Growth

Opportunities Fund, Mid Cap Growth Opportunities Fund, International Fund, and Small Cap Select Fund on a tax free basis. The following table illustrates the specifics of the mergers (000):

                                                        ACQUIRED      SHARES ISSUED TO
                                                       FUNDS NET       SHAREHOLDERS OF   ACQUIRING FUND     CONTINUED    TAX STATUS
ACQUIRED FUND            ACQUIRING FUND                   ASSETS         ACQUIRED FUND       NET ASSETS    NET ASSETS   OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
First American Health    First American Large Cap
  Sciences                 Growth Opportunities (1)    $  15,899 (2)                     $      548,575   $ 1,077,544   Non-taxable
                         Class A                                               Class A                            240
                         Class B                                               Class B                            138
                         Class C                                               Class C                            139
                         Class S                                               Class S                              5
                         Class Y                                               Class Y                            300

First American Large
  Cap Growth                                             513,070 (3)
                         Class A                                               Class A                          2,668
                         Class B                                               Class B                          1,685
                         Class C                                               Class C                            479
                         Class S                                               Class S                            455
                         Class Y                                               Class Y                         20,951

First American Mid Cap   First American Mid Cap
  Growth                   Growth Opportunities (1)      218,741 (4)                            895,749     1,114,490   Non-taxable
                         Class A                                               Class A                          1,985
                         Class B                                               Class B                             95
                         Class C                                               Class C                            128
                         Class S                                               Class S                              7
                         Class Y                                               Class Y                          5,734

First American Emerging  First American
  Markets                  International (1)              49,553 (5)                            725,636       775,189   Non-taxable
                         Class A                                               Class A                            347
                         Class B                                               Class B                             39
                         Class C                                               Class C                             22
                         Class S                                               Class S                              6
                         Class Y                                               Class Y                          6,391

First American Small     First American Small Cap
  Cap Growth               Select (1)                    210,865 (6)                            656,515       867,380   Non-taxable
                         Class A                                               Class A                          1,906
                         Class B                                               Class B                            357
                         Class C                                               Class C                            367
                         Class S                                               Class S                             46
                         Class Y                                               Class Y                         16,348

(1) Accounting survivor.
(2) Includes capital loss carryover and tax losses deferred due to wash sales of $3,407, and unrealized depreciation of $2,164.
(3) Includes capital loss carryover and tax losses deferred due to wash sales of $302,762, and unrealized depreciation of $94,007.
(4) Includes capital loss carryover and tax losses deferred due to wash sales of $230,571, and unrealized depreciation of $12,121.
(5) Includes capital loss carryover and tax losses deferred due to wash sales of $14,472, and unrealized appreciation of $4,334.
(6) Includes capital loss carryover and tax losses deferred due to wash sales of $174,110, and unrealized depreciation of $18,040.

On November 22, 2002, the Equity Income and Small Cap Select Funds acquired substantially all of the assets of the Growth & Income and Emerging Growth Common Trust Funds (sponsored by U.S. Bank), respectively, in exchange for Class Y shares of the respective First American Funds. The following table illustrates the specifics of the mergers (000):

                                                        ACQUIRED      SHARES ISSUED TO
                                                      FUND'S NET       SHAREHOLDERS OF   ACQUIRING FUND      COMBINED    TAX STATUS
ACQUIRED FUND            ACQUIRING FUND                    ASSET         ACQUIRED FUND       NET ASSETS    NET ASSETS   OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Common   First American Equity
  Trust Fund               Income (1)
  Class Y                  Class Y                     $ 259,049 (2)            24,188   $    1,088,937   $ 1,347,986   Non-taxable

Emerging Growth C        First American Small Cap
  Common Trust Fund        Select (1)
  Class Y                  Class Y                       129,674 (3)            10,235          604,122       733,796   Non-taxable

(1) Accounting survivor.
(2) Includes unrealized depreciation of $7,163.
(3) Includes unrealized appreciation of $3,452.

On October 25, 2002, the Large Cap Growth Opportunities, Mid Cap Growth Opportunities, and Large Cap Growth Opportunities Funds acquired substantially all of the assets of the Equity Growth A, Special Equity Growth B and Common Stock (KS) Common Trust Funds (sponsored by U.S. Bank), respectively, in exchange for Class Y shares of the respective First American Funds. The following table illustrates the specifics of the mergers (000):

                                                        ACQUIRED      SHARES ISSUED TO
                                                      FUND'S NET       SHAREHOLDERS OF   ACQUIRING FUND     COMBINED     TAX STATUS
ACQUIRED FUND            ACQUIRING FUND                   ASSETS         ACQUIRED FUND       NET ASSETS    NET ASSETS   OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Equity Growth A Common   First American Large Cap
  Trust                    Growth Opportunities (1)
  Class Y                  Class Y                     $ 258,080 (2)            11,944   $      374,478   $   648,179   Non-taxable
Common Stock (KS)        First American Large Cap
  Common Trust             Growth Opportunities (1)
  Class Y                  Class Y                        15,621 (3)               733
Special Equity Growth B  First American Mid Cap
  Common Trust             Growth Opportunities (1)
  Class Y                  Class Y                       245,348 (4)             8,454          611,311       856,659   Non-taxable

(1) Accounting survivor.
(2) Includes unrealized depreciation of $12,067.
(3) Includes unrealized appreciation of $9,464.
(4) Includes unrealized depreciation of $4,760.

On May 15, 2002, shareholders of the Relative Value Fund, Growth & Income Fund, and Science & Technology Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger into the Large Cap Value Fund, Equity Income Fund and Technology Fund, respectively at the close of business May 17, 2002. Under the agreement and Plan of Reorganization, Class A, Class B, Class C, Class S and Class Y shares of Relative Value Fund, Growth & Income Fund and Science & Technology Fund were exchanged for Class A, Class B, Class C, Class S and Class Y shares, respectively, of the Large Cap Value Fund, Equity Income Fund, and Technology Fund on a tax free basis. The following table illustrates the specifics of the merger (000):



                                                    ACQUIRED      SHARES ISSUED TO    ACQUIRING     COMBINED
                                                     FUND'S       SHAREHOLDERS OF       FUND          NET      TAX STATUS
ACQUIRED FUND             ACQUIRING FUND           NET ASSETS       ACQUIRED FUND     NET ASSETS     ASSETS    OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------
First American            First American
  Relative Value            Large Cap Value (1)    526,014 (2)                            967,283   1,493,297   Non-taxable
    Class A                   Class A                                         1,960
    Class B                   Class B                                           729
    Class C                   Class C                                             5
    Class S                   Class S                                         2,086
    Class Y                   Class Y                                        25,675

First American            First American
  Growth & Income           Equity Income (1)      613,957 (3)                            521,078   1,135,035   Non-taxable
    Class A                   Class A                                        11,570
    Class B                   Class B                                           913
    Class C                   Class C                                            24
    Class S                   Class S                                         3,648
    Class Y                   Class Y                                        31,843

First American            First American
  Science & Technology      Technology (1)          30,411 (4)                            134,706   165,117     Non-taxable
    Class A                   Class A                                           167
    Class B                   Class B                                           599
    Class C                   Class C                                            26
    Class S                   Class S                                           401
    Class Y                   Class Y                                         2,708

(1) Accounting survivor.
(2) Includes unrealized appreciation of $134,158.
(3) Includes capital loss carryover and tax losses deferred due to wash sales of $23,817 and unrealized depreciation of $70,265.
(4) Includes capital loss carryover and tax losses deferred due to wash sales of $73,530 and unrealized depreciation of $769.

    TAX NOTICE

    THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

    Dear First American Shareholders:

    For the fiscal year ended September 30, 2003, each Fund has designated long-term capital gain dividends, dividends qualifying for the corporate received deduction, and qualified dividend income with regard to distributions paid during the year as follows:

                                  LONG TERM            ORDINARY                         CORPORATE
                              CAPITAL GAINS              INCOME            TOTAL        DIVIDENDS        QUALIFIED        QUALIFIED
                              DISTRIBUTIONS       DISTRIBUTIONS    DISTRIBUTIONS         RECEIVED         DIVIDEND         DIVIDEND
                          (TAX BASIS)(a)(e)   (TAX BASIS)(b)(e)   (TAX BASIS)(e)  DEDUCTION(c)(e)  INCOME(e) (000)  INCOME(c)(d)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund                          --%                 --%              --%              --% $            48               --%
International Fund                       --                  --               --               --           14,439               --
Small Cap Growth
 Opportunities Fund                      --                  --               --               --              442               --
Small Cap Select Fund                    --                  --               --               --            1,251               --
Small Cap Value Fund                     31                  69              100              100            1,401              100
Mid Cap Growth
 Opportunities Fund                      --                  --               --               --            3,403               --
Mid Cap Value Fund                       --                 100              100              100            2,520               83
Large Cap Growth
 Opportunities Fund                      --                 100              100              100            5,714              100
Large Cap Select Fund                    --                 100              100               44              387              100
Large Cap Value Fund                     --                 100              100              100           13,009               89
Balanced Fund                            --                 100              100               42            2,654               27
Equity Income Fund                       --                 100              100              100           19,783               79

(a) and (b) are based on a percentage of the Fund's total distributions.
(c) is based on a percentage of ordinary income distributions of the Fund.
(d) For the fiscal year ended September 30, 2003 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amounts as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-Div. As of September 30, 2003, the calendar year to date percentages were as follows: Technology, International, Small Cap Growth Opportunities, Small Cap Select, Small Cap Value, Mid Cap Growth Opportunities, Mid Cap Value, Large Cap Growth Opportunities, Large Cap Select, Large Cap Value, Balanced and Equity Income Funds were 0%, 0%, 0%, 0%, 100%, 0%, 100%, 100%, 100%, 100%, 37% and 100%, respectively.
(e) Real Estate Securities Fund is not shown due to the fact that the tax year end is December 31st.
(f) The International Fund has elected to pass through to shareholders foreign taxes under Section 853 of the Internal Revenue Code. Foreign taxes paid and foreign source income for the Fund was $2,096,214 and $21,445,321, respectively.

    HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

    A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Directors and Officers of the Funds

Independent Directors

                                                                                                                 OTHER
                         POSITION(S)  TERM OF OFFICE                                    NUMBER OF PORTFOLIOS     DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX          HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED              DURING PAST 5 YEARS      OVERSEEN BY DIRECTOR     DIRECTOR +
------------------------------------------------------------------------------------------------------------------------------------
Benjamin R.              Director     Term expiring earlier    Senior Financial         First American Funds     None
Field III,                            of death, resignation,   Advisor, Bemis Company,  Complex: twelve
800 Nicollet Mall,                    removal,                 Inc. since 2002; Senior  registered investment
Minneapolis, MN                       disqualification, or     Vice President, Chief    companies, including
55402 (1939)                          successor duly elected   Financial Officer and    sixty one portfolios
                                      and qualified. Director  Treasurer, Bemis,
                                      of FAIF, since           through 2002
                                      September 2003

Mickey P. Foret,         Director     Term expiring earlier    Consultant to Northwest  First American Funds     ADC
800 Nicollet Mall,                    of death, resignation,   Airlines, Inc. since     Complex: twelve          Telecommunications,
Minneapolis, MN                       removal,                 2002; Executive Vice     registered investment    Inc., URS
55402 (1946)                          disqualification, or     President and Chief      companies, including     Corporation,
                                      successor duly elected   Financial Officer,       sixty one portfolios     Champion Airlines,
                                      and qualified. Director  Northwest Airlines,                               Inc.
                                      of FAIF since September  through 2002
                                      2003

Roger A. Gibson,         Director     Term expiring earlier    Vice President, Cargo -  First American Funds     None
800 Nicollet Mall,                    of death, resignation,   United Airlines, since   Complex: twelve
Minneapolis, MN                       removal,                 July 2001; Vice          registered investment
55402 (1946)                          disqualification, or     President, North         companies, including
                                      successor duly elected   America - Mountain       sixty one portfolios
                                      and qualified. Director  Region, United
                                      of FAIF since October    Airlines, prior to July
                                      1997                     2001

Victoria J. Herget,      Director     Term expiring earlier    Investment consultant    First American Funds     None
800 Nicollet Mall,                    of death, resignation,   and non-profit board     Complex: twelve
Minneapolis, MN                       removal,                 member since 2001;       registered investment
55402 (1952)                          disqualification, or     Managing Director of     companies, including
                                      successor duly elected   Zurich Scudder           sixty one portfolios
                                      and qualified. Director  Investments through
                                      of FAIF since September  2001
                                      2003

Leonard W. Kedrowski,    Director     Term expiring earlier    Owner, Executive and     First American Funds     None
800 Nicollet Mall,                    of death, resignation,   Management Consulting,   Complex: twelve
Minneapolis, MN                       removal,                 Inc., a management       registered investment
55402 (1941)                          disqualification, or     consulting firm; former  companies, including
                                      successor duly elected   Chief Executive          sixty one portfolios
                                      and qualified. Director  Officer, Creative
                                      of FAIF since November   Promotions
                                      1993                     International, LLC, a
                                                               promotional award
                                                               programs and products
                                                               company, through
                                                               October 2003; Board
                                                               member, GC McGuiggan
                                                               Corporation (DBA Smyth
                                                               Companies), a label
                                                               printer; Advisory Board
                                                               member, Designer Doors,
                                                               manufacturer of
                                                               designer doors, through
                                                               2002; acted as CEO of
                                                               Graphics Unlimited
                                                               Director through 1998

Richard K. Riederer,     Director     Term expiring earlier    Retired; Director,       First American Funds     None
800 Nicollet Mall,                    of death, resignation,   President and Chief      Complex: twelve
Minneapolis, MN                       removal,                 Executive Officer,       registered investment
55402 (1944)                          disqualification, or     Weirton Steel through    companies, including
                                      successor duly elected   2001                     sixty one portfolios
                                      and qualified. Director
                                      of FAIF since August
                                      2001

                                                                                                                 OTHER
                         POSITION(S)  TERM OF OFFICE                                    NUMBER OF PORTFOLIOS     DIRECTORSHIPS
NAME, ADDRESS, AND       HELD         AND LENGTH OF            PRINCIPAL OCCUPATION(S)  IN FUND COMPLEX          HELD BY
YEAR OF BIRTH            WITH FUND    TIME SERVED              DURING PAST 5 YEARS      OVERSEEN BY DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,       Director     Term expiring earlier    Owner and President,     First American Funds     None
800 Nicollet Mall,                    of death, resignation,   Excensus (TM) LLC, a     Complex: twelve
Minneapolis, MN                       removal,                 consulting firm, since   registered investment
55402 (1940)                          disqualification, or     2001; Owner and          companies, including
                                      successor duly elected   President, Strauss       sixty one portfolios
                                      and qualified. Director  Management Company, a
                                      of FAIF since April      Minnesota holding
                                      1991                     company for various
                                                               organizational
                                                               management business
                                                               ventures; Owner,
                                                               Chairman and Chief
                                                               Executive Officer,
                                                               Community Resource
                                                               Partnerships, Inc., a
                                                               strategic planning,
                                                               operations management,
                                                               government relations,
                                                               transportation planning
                                                               and public relations
                                                               organization; attorney
                                                               at law

Virginia L. Stringer,    Chair;       Chair Term three years.  Owner and President,     First American Funds     None
800 Nicollet Mall,       Director     Directors Term expiring  Strategic Management     Complex: twelve
Minneapolis, MN                       earlier of death,        Resources, Inc., a       registered investment
55402 (1944)                          resignation, removal,    management consulting    companies, including
                                      disqualification, or     firm; Executive          sixty one portfolios
                                      successor duly elected   Consultant for State
                                      and qualified. Chair of  Farm Insurance Company
                                      FAIF's Board since
                                      September 1997;
                                      Director of FAIF since
                                      August 1987

James M. Wade,           Director     Term expiring earlier    Owner and President,     First American Funds     None
800 Nicollet Mall,                    of death, resignation,   Jim Wade Homes, a        Complex: twelve
Minneapolis, MN                       removal,                 homebuilding company,    registered investment
55402 (1943)                          disqualification, or     since 1999               companies, including
                                      successor duly elected                            sixty one portfolios
                                      and qualified. Director
                                      of FAIF since August
                                      2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                            POSITION(S)      TERM OF OFFICE
NAME, ADDRESS, AND          HELD             AND LENGTH OF
YEAR OF BIRTH               WITH FUND        TIME SERVED                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,    President        Re-elected by the Board            Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                           annually; President of FAIF        Management, Inc. since May 2001; Chief Executive
Management, Inc.,                            since February 2001                Officer of First American Asset Management from
800 Nicollet Mall,                                                              December 2000 through May 2001 and of Firstar
Minneapolis, MN                                                                 Investment & Research Management Company from
55402 (1962) *                                                                  February 2001 through May 2001; Senior Managing
                                                                                Director and Head of Equity Research of U.S. Bancorp
                                                                                Piper Jaffray from October 1998 through December
                                                                                2000; prior to October 1998, Senior Airline Equity
                                                                                Analyst and a Director in the Equity Research
                                                                                Department, Credit Suisse First Boston

Mark S. Jordahl,            Vice             Re-elected by the Board            Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset          President-       annually; Vice President -         Management, Inc. since September 2001; President and
Management, Inc.            Investments      Investments of FAIF since          Chief Investment Officer, ING Investment
800 Nicollet Mall,                           September 2001                     Management - Americas, September 2000 to June 2001;
Minneapolis, MN                                                                 Senior Vice President and Chief Investment Officer,
55402 (1960) *                                                                  ReliaStar Financial Corp., January 1998 to
                                                                                September 2000

Jeffery M. Wilson,          Vice             Re-elected by the Board            Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset          President-       annually; Vice President -         Management since May 2001; prior thereto, Senior
Management, Inc.            Administration   Administration of FAIF since       Vice President of First American Asset Management
800 Nicollet Mall,                           March 2000
Minneapolis, MN
55402 (1956) *

Robert H. Nelson,           Treasurer        Re-elected by the Board            Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp                                 annually; Treasurer of FAIF        Management since May 2001; prior thereto, Senior
Asset Management, Inc.                       since March 2000                   Vice President of First American Asset Management
800 Nicollet Mall,                                                              since 1998 and of Firstar Investment & Research
Minneapolis, MN                                                                 Management Company since February 2001; Senior Vice
55402 (1963) *                                                                  President of Piper Capital Management Inc. through
                                                                                1998

James D. Alt,               Secretary        Re-elected by the Board            Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street,                       annually; Assistant Secretary of   law firm
Suite 1500,                                  FAIF from September 1998 through
Minneapolis, MN                              June 2002. Secretary of FAIF
55402 (1951)                                 since June 2002

Michael J. Radmer,          Assistant        Re-elected by the Board            Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street,      Secretary        annually; Assistant Secretary of   law firm
Suite 1500,                                  FAIF since March 2000; Secretary
Minneapolis, MN                              of FAIF from September 1999
55402 (1945)                                 through March 2000

Kathleen L. Prudhomme,      Assistant        Re-elected by the Board            Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street,      Secretary        annually; Assistant Secretary of   law firm
Suite 1500,                                  FAIF since September 1998
Minneapolis, MN
55402 (1953)

James R. Arnold,            Assistant        Re-elected by the Board            Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,     Secretary        annually; Assistant Secretary of   since March 2002; Senior Administration Services
Milwaukee, WI                                FAIF since June 2003               Manager, UMB Fund Services, Inc. through March 2002
53202 (1957) *

Richard J. Ertel,           Assistant        Re-elected by the Board            Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp                Secretary        annually; Assistant Secretary of   Inc. since May 2003; Associate Counsel, Hartford
Asset Management, Inc.                       FAIF since June 2003               Life and Accident Insurance Company from April 2001
800 Nicollet Mall,                                                              through May 2003; Attorney and Law Clerk, Fortis
Minneapolis, MN                                                                 Financial Group, through March 2001
55402 (1967) *

Douglas G. Hess,            Assistant        Re-elected by the Board            Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,     Secretary        annually; Assistant Secretary of   since November 2002; prior thereto, Assistant Vice
Milwaukee, WI                                FAIF since September 2001          President, Fund Compliance Administrator, U.S.
53202 (1967) *                                                                  Bancorp Fund Services, LLC

* Messrs. Schreier, Jordahl, Wilson, Nelson, and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAIF.

BOARD OF DIRECTORS First American Investment Funds, Inc.

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Investment Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Investment Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

The First American Investment Funds' Board of Directors is Comprised entirely of independent directors.

[FIRST AMERICAN FUNDS(TM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2003. The portfolio managers' views are subject to change at any time based upon market or other conditions.

Please refer to the prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
    U.S. BANCORP ASSET MANAGEMENT, INC.
    800 Nicollet Mall
    Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
    U.S. BANCORP ASSET MANAGEMENT, INC.
    800 Nicollet Mall
    Minneapolis, Minnesota 55402

    U.S. BANCORP FUND SERVICES, LLC
    615 East Michigan Street
    Milwaukee, Wisconsin 53202

CUSTODIAN
    U.S. BANK NATIONAL ASSOCIATION
    180 East Fifth Street
    St. Paul, Minnesota 55101

DISTRIBUTOR
    QUASAR DISTRIBUTORS, LLC
    615 East Michigan Street
    Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
    ERNST & YOUNG LLP
    220 South Sixth Street
    Suite 1400
    Minneapolis, Minnesota 55402

COUNSEL
    DORSEY & WHITNEY LLP
    50 South Sixth Street
    Suite 1500
    Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330                                                   Bulk Rate
Minneapolis, MN 55440-1330                                    U.S. Postage
                                                                  Paid
In an attempt to reduce shareholder                             Mpts, MN
costs and help eliminate duplication,                       Permit No. 26388
First American Funds will try to limit
their mailing to one report for each                         USPS Mailer 887
address that lists one or more                                Approved Poly
shareholders with the same last name. If you would like additional copies, please call First American Investor Services at
800.677.FUND or visit firstamericanfunds.com.

0215-03   11/2003   AR-EQUITY

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: December 8, 2003

By /s/ Jonathan P. Lillemoen
       ---------------------------
       Jonathan P. Lillemoen
       Director, USBAM Fund Treasury

Date: December 8, 2003